UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03857

American Funds Insurance Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

Steven I. Koszalka

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds
Insurance Series
at 30: Options for
every investor

Special feature page 44

American Funds Insurance Series® Annual report for the year ended December 31, 2014

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Special feature

44	Options for every investor

Contents

1	Letter to investors
4	Fund reviews

Investment portfolios

48	Global Growth FundSM
51	Global Small Capitalization FundSM
56	Growth FundSM
59	International FundSM
62	New World Fund®
66	Blue Chip Income and Growth FundSM
69	Global Growth and Income FundSM
73	Growth-Income FundSM
76	International Growth and Income FundSM
79	Capital Income Builder®
82	Asset Allocation FundSM
86	Global Balanced FundSM
91	Bond FundSM
97	Global Bond FundSM
102	High-Income Bond FundSM
106	Mortgage FundSM
109	U.S. Government/AAA-Rated Securities FundSM
112	Cash Management FundSM
113	Managed Risk Growth FundSM
114	Managed Risk International FundSM
115	Managed Risk Blue Chip Income and Growth FundSM
116	Managed Risk Growth-Income FundSM
117	Managed Risk Asset Allocation FundSM
118	Financial statements

Fellow investors:

Boosted by a steadily improving economy, strong corporate earnings, an accommodative monetary policy and declining unemployment, U.S. stocks achieved record highs in 2014. In other markets, Japanese stocks delivered solid gains after falling early in the year, reflecting the level of enthusiasm for Prime Minister Shinzo Abe’s economic stimulus measures, though the weak yen meant a negative return for U.S.-based investors. Chinese stocks rose sharply in the second half despite concerns about slowing economic growth.

The picture was not as bright in Europe, as several major markets, including Germany, France and the United Kingdom, lost ground over the 12 months ended December 31. Emerging markets also suffered amid concerns about the end of U.S. quantitative easing, rising geopolitical risk in Russia and sluggish demand for commodities.

There were more losers than winners in the MSCI ACWI (All Country World Index) in 2014. Israel (+22.77%) was the strongest developed market and the only one apart from the U.S. (+12.69%) to achieve a double-digit gain. Among developing markets, the highest individual country returns came from Egypt (+29.33%), Indonesia (+26.59%) and the Philippines (+25.59%). Conversely, the weakest markets were Russia (–46.27%) and Greece (–39.96%), which finally emerged from recession only to be hit by new fears about its ability to pay bond debts and a potential exit from the euro zone. Portugal, another debt-ravaged country that precipitated the euro-zone crisis, declined 38.24%. Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. All market indexes referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Investment-grade bond markets rallied from declines in 2013 as investors turned to U.S. Treasuries for their relative value and safety amid mixed global growth and geopolitical tensions. Barclays U.S. Aggregate Index gained 5.97%, while Barclays Global Aggregate Index rose 0.59%. The yield on the 10-year U.S. Treasury was 2.17% at December 31, down from 3.04% a year earlier. Higher yielding bonds did well in the first half of the year but struggled in the second half: The J.P. Morgan Emerging Markets Bond Index Global was up 5.53% at the close of 2014, while the Barclays U.S. Corporate High Yield 2% Issuer Capped Index advanced 2.46%.

American Funds Insurance Series	1

In currency markets, the U.S. dollar registered significant gains, rising against all major currencies and most minor ones. Among major currencies, the Japanese yen was the biggest loser (–12.3%), followed closely by the euro (–12.2%). The Swiss franc (–10.5%), Canadian dollar (–8.3%) and British pound (–5.9%) also lost ground vs. the dollar. Emerging markets currencies were weakest; the Ukrainian hryvnia plunged 47.9% and the Russian ruble fell 45.2%. The Chinese renminbi held up better, dipping just 2.4%. Currency returns are calculated by MSCI.

Not surprisingly, the U.S.-focused equity funds in American Funds Insurance Series had the best returns for the series in 2014. Larger companies tended to outpace smaller ones, a trend that was reflected in the results. All of the series’ bond funds ended the year ahead, while Cash Management Fund, which recorded a slight loss, continued to be hindered by low short-term interest rates.

Looking ahead

The U.S. economy continues to strengthen, and unemployment numbers are steadily improving; over the past year the jobless rate fell from 6.7% to 5.6%, the lowest level since mid-2008. Central banks around the world have pledged to maintain low interest rates, which have been a key contributing factor in the rise of stock prices.

Europe may see some short-term turmoil over growth concerns and the situation in Greece, but the European Central Bank’s plans to initiate bond purchases as part of its quantitative easing program may help the euro zone as a whole. Emerging markets countries will likely feel the impact of falling oil and commodity prices, which hurts exporters and helps importers. In aggregate, consumers around the world will benefit from the lower energy prices.

Of course, it is always difficult to predict what markets will do, particularly in the near term, so we invest with a long-term horizon, which we believe gives us a competitive advantage and also aligns perfectly with the long-term nature of retirement assets. We have a comprehensive network of investment analysts who scour the globe for attractive investment opportunities. In 2014, we opened a research office in Brazil, the world’s fifth-largest country by population and size. Some might wonder why we would open an office in a country whose stock market has declined 43.57% since 2010. We believe now is a wonderful time to look for opportunities to invest in well-managed companies in that region at attractive prices, and a local presence may provide an advantage.

The outlook for the U.S. market remains bright, but after nearly six years of gains, it’s reasonable to expect that U.S. returns will moderate at some point. We are confident that our time-tested investment approach will continue to help investors reach their financial goals no matter which way the market turns in the short term.

Thank you for entrusting your retirement assets to us. We look forward to reporting to you again in six months.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro
President

February 6, 2015

2	American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The mountain charts on pages 5 to 43 illustrate the growth of a $10,000 investment in each of the investment portfolios in American Funds Insurance Series (with the exception of Cash Management Fund) over the past 10 years (or the lifetime of the fund if less than 10 years).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010, and for Blue Chip Income and Growth Fund from February 1, 2014, through December 31, 2014. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets and is currently reimbursing a portion of other expenses so that they will not exceed 0.28%. The waivers and reimbursements will be in effect through at least May 1, 2015, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower. See the Financial Highlights table in this report for details.

Although Capital Income Builder has a plan of distribution for Class 2 shares and Global Balanced Fund has a plan of distribution and an insurance administrative plan for Class 4 shares, fees for distribution and/or insurance administrative services are not paid on amounts invested in the funds by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” and the “Fund expenses” sections of the prospectus for information on the fees for distribution and/or insurance administrative services, respectively, permitted to be charged by the funds.

Individual funds are listed in this report according to their risk potential, with managed risk funds listed last.

American Funds Insurance Series	3

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund gained 2.31% for the 12 months ended December 31, 2014, compared with a 4.16% increase for the MSCI ACWI (All Country World Index).*

The growing U.S. economy lifted domestic stocks in 2014, while international stocks faltered as persistent economic woes in Europe heightened fears of another recession and falling oil prices hurt oil-producing countries.

Stocks in the health care sector, the fund’s largest at year-end, accounted for most of the fund’s gain, with two U.S. biotechnology companies the primary contributors: Vertex Pharmaceuticals, which develops drugs to treat cystic fibrosis and other serious diseases, and Regeneron Pharmaceuticals, a leader in human antibody technologies. Danish company Novo Nordisk, which focuses on the treatment of diabetes, was also one of the top five contributors. All three were among the fund’s 10 largest holdings at year-end.

While holdings in the information technology sector were additive, results trailed those of the index. The fund benefited on a relative basis from low exposure to the struggling energy and materials sectors.

Results in the consumer discretionary sector, the third-largest at year-end, had the most negative impact, in large part due to poor showings from online retailers Amazon and U.K.-based ASOS. Financials and telecommunication services were also weak.

Despite five years of significant gains for global stock markets and considerable economic and political uncertainty in various countries, the fund’s portfolio managers continue to find attractive investment opportunities outside the U.S. They remain positive on the outlook for the Japanese economy, given the determination of Prime Minister Abe to drive economic growth, and continue to find selective value in European shares.

Country diversification	Percent of net assets
The Americas
United States	44.9%
Canada	2.0
Brazil	.1
47.0
Europe
United Kingdom	8.1
Switzerland	4.9
France	4.1
Germany	3.4
Denmark	3.3
Spain	2.7
Netherlands	2.5
Other	2.2
31.2
Asia/Pacific Basin
Japan	7.2
Taiwan	2.0
India	1.9
Hong Kong	1.8
China	1.4
South Korea	1.0
Other	1.2
16.5
Other regions
South Africa	.5

Short-term securities & other assets less liabilities	4.8

Total	100.0%

Largest individual equity securities	Percent of net assets
Vertex Pharmaceuticals	3.61%
Novo Nordisk	3.34
Moody’s	2.84
Amazon	2.84
ASML	2.46
Regeneron Pharmaceuticals	2.32
Home Depot	2.19
Priceline Group	2.13
Taiwan Semiconductor Manufacturing	2.05
Google	2.04

4	American Funds Insurance Series

Global Growth Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2014

	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Expense ratio

Class 1	2.52%	10.80%	8.87%	9.71%	.55%
Class 2	2.31	10.52	8.60	9.44	.80
Class 4	2.01	10.34	8.37	9.19	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2014	Percent of net assets

American Funds Insurance Series	5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund gained 2.12% for the 12 months ended December 31, 2014, beating its benchmark, the MSCI All Country World Small Cap Index, which rose 1.78%.*

The U.S. economy continues to improve as much of Europe is verging on recession and China struggles with economic and banking issues. There were some significant geopolitical events, including Russia invading Ukraine, resulting in economic sanctions. Late in the year, the price of oil substantially dipped.

The fund’s portfolio managers did a skilled job of identifying industries and stocks in the U.S. that could benefit the fund, but because the portfolio was underweight in the U.S. market, the position held back more gains. Health care stocks bolstered fund results, highlighted by bluebird bio, Synageva BioPharma and Illumina. Biotechnology stocks had a significant impact as increasing numbers of people benefit from innovation. Information technology holdings were additive to the fund, led by TriQuint Semiconductor and network security firm Palo Alto Networks.

Financials were the biggest drag on relative returns — primarily Ocwen Financial. Along with U.S.-based firms, companies based in India and Japan helped results, while companies headquartered in the U.K., Hong Kong and China detracted.

U.S. stocks have become more expensive, but stocks in sectors with real growth potential are still worth owning. The drop in oil prices has upended that industry around the world, likely creating much greater uncertainty in the economics of that business. There likely will be, however, some extraordinary investment opportunities — with volatility comes dislocation, and with dislocation comes opportunity.

Country diversification	Percent of net assets
The Americas
United States	49.3%
Canada	1.6
Other	1.1
52.0
Asia/Pacific Basin
China	5.8
Hong Kong	4.5
Philippines	3.5
Japan	3.3
India	2.8
South Korea	1.3
Thailand	1.1
Other	3.0
25.3
Europe
United Kingdom	10.2
Germany	1.6
Ireland	1.3
Other	3.0
16.1
Other regions
South Africa	.1

Short-term securities & other assets less liabilities	6.5

Total	100.0%

Largest individual equity securities	Percent of net assets

Synageva BioPharma	2.96%
TriQuint Semiconductor	2.70
bluebird bio	2.52
Netflix	2.50
Lions Gate Entertainment	2.19
International Container Terminal Services	2.13
Palo Alto Networks	1.54
AAC Technologies Holdings	1.49
athenahealth	1.39
InterOil	1.39

6	American Funds Insurance Series

Global Small Capitalization Fund

How a $10,000 investment has grown

Average annual   total returns based on a $1,000 investment

For periods ended December 31, 2014

	1 year	5 years	10 years	Lifetime (since April 30, 1998)	Expense ratio

Class 1	2.36%	9.19%	8.32%	9.92%	.74%
Class 2	2.12	8.91	8.05	9.65	.99
Class 4	1.88	8.67	7.79	9.38	1.24

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2014	Percent of net assets

American Funds Insurance Series	7

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 8.51% for the 12 months ended December 31, 2014. The S&P 500 rose 13.66%.

U.S. stocks recorded a succession of record highs in 2014, with the fourth quarter marking the eighth consecutive quarterly gain for the S&P 500. All industry sectors rose during the year, with the exception of energy, where stocks were hurt by the dramatic slump in oil prices.

Stocks in the health care, information technology (IT) and financials sectors were the main contributors to the fund’s gain on an absolute basis. Health care was particularly strong, with four U.S. companies in the sector among the top five contributors to relative returns. In IT, the standout was U.S./Singaporean semiconductor firm Avago Technologies.

The fund trailed the index in several sectors, including energy, consumer discretionary and consumer staples, which together accounted for most of the return difference. Two energy companies were among the top five detractors to relative returns, though the biggest drag was online retailer Amazon, the fund’s largest holding at year-end.

Overall, holdings outside the U.S. hindered fund returns. Canada, France, the U.K. and Japan were weakest on a relative basis. The fund’s cash holdings also detracted.

With oil prices at lows not seen in years, the fund’s portfolio managers will look for industries and companies that stand to benefit from lower energy costs in addition to those most likely to profit from consumers’ increased spending power. Attractive valuations among energy stocks could present promising investment opportunities.

Largest individual equity securities	Percent of net assets
Amazon	3.61%
Home Depot	2.91
Wells Fargo	2.59
ASML	2.48
Comcast	2.43
Microsoft	2.37
Google	2.17
Express Scripts	1.74
Incyte	1.72
Berkshire Hathaway	1.62

8	American Funds Insurance Series

Growth Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2014

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	8.78%	13.87%	8.10%	12.64%	.35%
Class 2	8.51	13.58	7.83	12.34	.60
Class 3	8.58	13.67	7.91	12.44	.53
Class 4	8.25	13.34	7.58	12.09	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of December 31, 2014	Percent of net assets

American Funds Insurance Series	9

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund lost 2.65% for the 12 months ended December 31, 2014. The fund’s benchmark, the MSCI ACWI (All Country World Index) ex USA, lost 3.87%.*

The U.S. is an important driver of the global economy and indications are that its economy is prospering. Europe has negative growth, its financial system is strained and financial stocks are in a tailspin. The European Central Bank ultimately may have to provide more support. The main event to watch in Japan is whether Prime Minister Abe comes through with promised reforms. China is slowing down, but the government is indicating it will do what it can to prevent a major slowdown.

The fund benefited from careful stock and sector selection in most regions, which helped mitigate the impact of the news. The largest sector by concentration was financials, and results were mixed — positive for India-based Axis Bank and negative for Russia-based Sberbank. SoftBank hurt fund results, as did other Japan-based holdings. Novartis led the way for health care holdings, while Pharmstandard and Grifols lagged. Consumer discretionary stocks were a drag, primarily Sands China. Investments in countries that benefit from low oil prices, such as India, were additive.

The U.S., after the end of quantitative easing, needs consumers to increase their spending and power the economy. The oil price decline should help consumers’ discretionary spending. The question is whether that’s enough to keep the world economy afloat.

Country diversification	Percent of net assets
Europe
Germany	10.5%
United Kingdom	10.2
France	8.9
Switzerland	8.4
Netherlands	2.9
Spain	1.7
Ireland	1.7
Sweden	1.4
Italy	1.3
Other	3.9
50.9
Asia/Pacific Basin
Hong Kong	10.0
India	8.6
Japan	7.8
China	5.9
South Korea	3.2
Indonesia	1.0
Other	2.2
38.7
The Americas
United States	1.1
Other	1.2
2.3
Other regions
Other	1.4

Short-term securities & other assets less liabilities	6.7

Total	100.0%

Largest individual equity securities	Percent of net assets
Novartis	4.34%
Bayer	3.22
AIA Group	2.48
Baidu	2.33
Axis Bank	2.33
Samsung Electronics	2.15
Power Grid Corp. of India	1.93
Barclays	1.82
Nestlé	1.75
SoftBank	1.68

10	American Funds Insurance Series

International Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2014

	1 year	5 years	10 years	Lifetime (since May 1, 1990)	Expense ratio

Class 1	–2.41%	5.45%	6.61%	8.43%	.54%
Class 2	–2.65	5.19	6.35	8.15	.79
Class 3	–2.56	5.26	6.42	8.23	.72
Class 4	–2.88	4.97	6.10	7.89	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2014	Percent of net assets

American Funds Insurance Series	11

New World Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund lost 7.87% for the 12 months ended December 31, 2014. Its benchmark indexes, the MSCI ACWI (All Country World Index) and the MSCI Emerging Markets Index, gained 4.16% and lost 2.19%,* respectively.

At the beginning of 2014, the investor consensus was for stronger global economic growth; however, the results were extremely disappointing. European economic growth has been weak — the region is potentially heading for deflation — and Greece may leave the euro zone. Japan has had much more muted growth than was expected, and China’s economy stumbled.

There was a selloff in commodities, and the oil price decline hurt some emerging markets — including Brazil and Russia — while large importers of oil such as the U.S. and India did better. The fund did not have huge exposure to oil, but had significant exposure to Russia, which hurt results. Information technology holdings were mixed — Baidu benefited the fund the most, while Mail.ru Group was the biggest detractor.

While stimulus measures in Europe are a positive for some risk assets, they may not achieve the desired result of pulling those economies out of recession. If the Federal Reserve raises rates, it could be a challenge for some emerging markets. The portfolio managers don’t expect strong economic growth — that’s part of the reason commodities are selling off — and are more cautious than in recent years. They are therefore looking for companies that can do well notwithstanding the current economic environment.

Country diversification	Percent of net assets
Asia/Pacific Basin
India	12.7%
Japan	5.1
China	5.1
Philippines	2.2
Hong Kong	2.1
Taiwan	1.4
Australia	1.2
Other	1.7
31.5
The Americas
United States	16.9
Mexico	3.8
Brazil	1.9
Canada	1.3
Other	1.9
25.8
Europe
France	4.8
United Kingdom	3.9
Switzerland	3.5
Russian Federation	2.0
Denmark	1.7
Sweden	1.1
Greece	1.1
Other	4.4
22.5
Other regions
South Africa	2.4
Other	1.0
3.4

Short-term securities & other assets less liabilities	16.8

Total	100.0%

Largest individual equity securities	Percent of net assets
Alcatel-Lucent	2.26%
Novo Nordisk	1.70
Reliance Industries	1.66
ICICI Bank	1.65
Baidu	1.63
Naspers	1.54
Google	1.53
Domino’s Pizza	1.52
Novartis	1.48
Taiwan Semiconductor Manufacturing	1.38

12	American Funds Insurance Series

New World Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2014

				Lifetime	Expense
	1 year	5 years	10 years	(since June 17, 1999)	ratio

Class 1	–7.63%	4.43%	8.67%	8.58%	.78%
Class 2	–7.87	4.16	8.39	8.31	1.03
Class 4	–8.13	3.93	8.13	8.04	1.28

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2014	Percent of net assets

American Funds Insurance Series	13

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund rose 15.36% for the 12 months ended December 31, 2014, outpacing its benchmark index, the S&P 500, which gained 13.66%.

The U.S. economy improved and the Federal Reserve ended its quantitative easing program. But other economies, including Europe, China and many emerging markets, deteriorated and the price of oil collapsed late in the year.

The fund held an “aggressively defensive” posture, with large positions relative to the index in health care and utilities contributing positively. In health care, the fund’s substantial position in Amgen proved particularly helpful. Gilead Sciences also impressed, boosted by robust sales of its hepatitis C drugs. Among utilities, Exelon advanced as regulatory developments and the polar vortex caused the market to reassess the value of its nuclear power plants. In industrials, General Dynamics was a standout contributor as its Gulfstream business jet division continued to grow rapidly. Ongoing regulatory pressure led the fund to take a more cautious view toward financials, and this detracted from results.

The U.S. economy has been improving, and this will continue to support profits for U.S.-oriented companies. Economic and earnings trends have been weak outside the U.S. The Fed has made it clear it will raise rates if U.S. economic strength continues, which may lead to further relative strength in the dollar. If so, this may continue to favor domestically oriented U.S. companies.

Largest individual equity securities	Percent of net assets
Amgen	5.90%
Verizon Communications	4.82
Gilead Sciences	4.14
Altria Group	3.15
Exelon	3.02
Philip Morris International	2.80
CenturyLink	2.67
Apple	2.49
Johnson Controls	2.36
Precision Castparts	2.34

14	American Funds Insurance Series

Blue Chip Income and Growth Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2014

				Lifetime	Expense
	1 year	5 years	10 years	(since July 5, 2001)	ratio

Class 1	15.69%	14.52%	7.61%	6.00%	.42%
Class 2	15.36	14.23	7.34	5.73	.67
Class 4	15.13	14.08	7.13	5.51	.92

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from February 1, 2014, through December 31, 2014. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of December 31, 2014	Percent of net assets

American Funds Insurance Series	15

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund climbed 5.64% for the 12 months ended December 31, 2014, outpacing the MSCI ACWI (All Country World Index), which rose 4.16%.*

A strengthening U.S. economy lifted domestic stocks in 2014, while international stocks faltered as persistent economic woes in Europe heightened fears of another recession and falling oil prices hurt oil-producing countries.

The fund bested the index in seven of the 10 industry sectors, with holdings in industrials, health care and information technology adding the most value on an absolute basis. Three of the fund’s 10 largest holdings at year-end were among the primary contributors to relative returns, including Merck and United Continental. The fund was also helped on a relative basis by its limited exposure to the weak energy sector.

While recording modest gains on an absolute basis from financial and consumer discretionary companies, these sectors detracted most from relative returns. The fund’s weakest sector on an absolute basis was materials, but limited exposure helped mitigate the relative impact.

On a country basis, U.S. equities contributed most to the fund’s absolute result, followed by Taiwan and India. Holdings in Japan, France and Germany weighed on fund returns.

With global economic growth expected to accelerate in 2015, the fund’s portfolio managers remain optimistic about the availability of promising long-term investment opportunities.

Country diversification	Percent of net assets
The Americas
United States	46.6%
Canada	3.6
Other	.6
50.8
Europe
United Kingdom	7.8
France	6.6
Switzerland	3.4
Spain	2.9
Germany	1.9
Portugal	1.1
Other	2.2
25.9
Asia/Pacific Basin
Japan	5.2
Taiwan	3.2
India	2.5
Hong Kong	2.3
Philippines	1.2
China	1.2
Australia	1.2
Other	1.0
17.8
Other regions
South Africa	1.3

Short-term securities & other assets less liabilities	4.2

Total	100.0%

Largest individual equity securities	Percent of net assets
Merck	3.71%
Taiwan Semiconductor Manufacturing	2.92
Microsoft	2.27
AXA	2.25
Orange	1.78
United Continental	1.77
CME Group	1.72
Novartis	1.70
Potash Corp. of Saskatchewan	1.57
Lockheed Martin	1.53

16	American Funds Insurance Series

Global Growth and Income Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2014

			Lifetime	Expense
	1 year	5 years	(since May 1, 2006)	ratio

Class 1	6.00%	10.39%	6.24%	.63%
Class 2	5.64	10.11	5.97	.88
Class 4	5.41	9.89	5.74	1.13

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from May 1, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2014	Percent of net assets

American Funds Insurance Series	17

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 10.63% for the 12 months ended December 31, 2014, while the S&P 500 rose 13.66%.

U.S. stocks recorded a succession of record highs in 2014, with the fourth quarter marking the eighth consecutive quarterly gain for the S&P 500. All industry sectors rose during the year, with energy the exception as stocks were battered by the dramatic slump in oil prices.

Select health care, information technology and industrials holdings were important drivers of positive returns. Four health care companies were among the fund’s top five contributors to relative returns, including the fund’s two largest holdings at year-end, U.S. biotechnology firms Amgen and Gilead Sciences. Holdings in the industrials sector also made a significant contribution to relative returns. All sectors except energy and materials gained on an absolute basis.

Aside from holdings in cash, the biggest drag on relative results came from select investments in the consumer discretionary sector. The weakest stocks on a relative basis were fifth-largest holding Amazon, which had a run of strong returns in the previous few years, and General Motors.

Looking ahead, the portfolio managers are optimistic about prospects for U.S. companies as the economy continues to grow. Central banks around the world are committed to maintaining low interest rates, which should help the environment for growth.

Largest individual equity securities	Percent of net assets
Amgen	3.36%
Gilead Sciences	2.88
Texas Instruments	2.57
Google	2.47
Amazon	2.32
Oracle	1.83
Philip Morris International	1.49
Microsoft	1.48
Celanese	1.40
Home Depot	1.32

18	American Funds Insurance Series

Growth-Income Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2014

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	10.91%	13.96%	7.35%	11.42%	.29%
Class 2	10.63	13.67	7.09	11.12	.54
Class 3	10.71	13.75	7.16	11.22	.47
Class 4	10.34	13.42	6.83	10.87	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of December 31, 2014	Percent of net assets

American Funds Insurance Series	19

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund declined 3.15% for the 12 months ended December 31, 2014, but finished slightly ahead of the MSCI ACWI (All Country World Index) ex USA, which lost 3.87%.*

International stocks faltered toward the end of the year as persistent economic woes in Europe heightened fears of another recession, while the dramatic drop in oil prices and lower demand for raw materials hurt companies in the energy and materials sectors.

The fund’s best results on both an absolute and relative basis came from holdings in the health care and utilities sectors. Portuguese electricity provider EDP added the most relative value, while India’s Glenmark Pharmaceuticals and Switzerland’s Novartis, the largest holding at year-end, were also among the primary contributors to results. A low exposure to the troubled energy sector also helped the fund on a relative basis.

Holdings in consumer discretionary, information technology and telecommunication services detracted most from relative results. Lower-than-index weightings in the struggling materials and financials sectors helped reduce the relative impact of the fund’s decline in each area.

On a country basis, holdings in Hong Kong, India and the United Kingdom were strongest on a relative basis, while China, Australia and Russia were weakest.

The fund’s portfolio managers are optimistic for international markets in 2015, despite deflation worries and geopolitical uncertainties. The continuing recovery of the U.S. economy, the strong U.S. dollar and lower energy prices should boost consumers and exporters in Europe, Japan and many emerging markets. The European market looks particularly attractive given its very low relative valuations and weak currency.

Country diversification	Percent of net assets
Europe
United Kingdom	25.9%
Switzerland	6.0
Germany	4.8
Sweden	4.1
Spain	3.7
Finland	3.6
France	3.4
Portugal	3.3
Ireland	2.1
Other	3.3
60.2
Asia/Pacific Basin
Hong Kong	6.9
Japan	3.8
India	3.2
Australia	2.5
Thailand	2.3
China	1.7
Indonesia	1.4
Other	2.0
23.8
The Americas
United States	3.7
Canada	2.3
Other	1.2
7.2

Short-term securities & other assets less liabilities	8.8

Total	100.0%

Largest individual equity securities	Percent of net assets
Novartis	3.59%
EDP - Energias de Portugal	3.12
Philip Morris International	2.81
SSE	2.63
Prudential	2.39
H&M	1.89
Fortum	1.86
British American Tobacco	1.58
Aviva	1.55
easyJet	1.49

20	American Funds Insurance Series

International Growth and Income Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2014

	1 year	5 years	Lifetime (since November 18, 2008)	Expense ratio

Class 1	–2.93%	5.85%	12.34%	.68%
Class 2	–3.15	5.57	12.06	.93
Class 4	–3.39	5.39	11.85	1.18

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from November 18, 2008, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2014	Percent of net assets

American Funds Insurance Series	21

Capital Income Builder

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder, the newest fund in the American Funds Insurance Series lineup, was introduced on May 1. The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally, and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.

From its inception through December 31, Capital Income Builder rose 0.12%, which included reinvested dividends totaling 19.0 cents a share and a capital gain of 1.3 cents a share. The S&P 500 advanced 10.85% over the same period, the MSCI ACWI (All Country World Index) ex USA declined 5.86%,* and the Lipper Global Equity Income Funds Average, a measure of similar funds, lost 1.13%.

At year-end, the fund’s four portfolio managers had invested 81.3% of fund assets in stocks and 18.7% in investment-grade U.S. bonds (rated BBB/Baa and above) and cash. Within equities, 43.5% were invested in the U.S. and 56.5% outside the U.S. The fund’s equity holdings in aggregate lagged as returns outside the U.S. were considerably lower than returns in the U.S., which were helped by the strong dollar.

The relatively stable consumer staples and health care sectors represented 15.9% and 12.9% of the equity portfolio, respectively. The more volatile energy and financials sectors were held at lower weights than the index, at 8.2% and 14.0%, respectively, reflecting concerns around weak oil prices and their potential effects on lenders.

The portfolio managers continue to invest in companies dedicated to paying out dividends and growing those dividends over time to meet the fund’s current income and growth-of-income objectives.

Country diversification	Percent of net assets
The Americas
United States	51.2%
Canada	1.6
52.8
Europe
United Kingdom	14.7
Switzerland	4.9
Sweden	3.3
Germany	2.9
Finland	2.5
France	1.4
Italy	1.1
Other	2.1
32.9
Asia/Pacific Basin
Hong Kong	4.9
Australia	1.6
Japan	1.5
Singapore	1.1
Other	1.8
10.9
Other regions
South Africa	.2

Short-term securities & other assets less liabilities	3.2

Total	100.0%

22	American Funds Insurance Series

Capital Income Builder

How a $10,000 investment has grown

Cumulative returns based on a $1,000 investment

For period ended December 31, 2014

	Lifetime	Expense
	(since May 1, 2014)	ratio†

Class 1	0.12%	.53%
Class 2	0.12	.78
Class 4	–0.21	1.03

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2015 (unaudited). See the Financial Highlights table in this report for details.

Although the fund has a plan of distribution for Class 2 shares, fees for distribution services are not paid on amounts invested in the fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” section of the prospectus for information on the fees for distribution services, permitted to be charged by the fund.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
†	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of December 31, 2014	Percent of net assets

American Funds Insurance Series	23

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, rose 5.40% for the 12 months ended December 31, 2014. The S&P 500, the benchmark for the fund’s equity holdings, gained 13.66% over the same period, while the Barclays U.S. Aggregate Index, which measures investment-grade U.S. bonds (rated BBB/Baa and above), rose 5.97%. A blend of the two indexes, the 60/40 S&P/Barclays Index, advanced 10.60%.*

U.S. stocks recorded a succession of record highs in 2014. All industry sectors rose with the exception of energy, where stocks were hurt by the dramatic slump in oil prices. Bonds advanced as investors moved to U.S. Treasuries amid mixed global growth and geopolitical tensions.

The fund had gains close to or in double digits in several sectors, including utilities, information technology and health care, but trailed the index in each on a relative basis because of a low weighting or disappointing results from select holdings. Not surprisingly, the fund’s weakest sector was energy, which included two of the top five detractors to relative returns. The fund’s slightly larger cash position, which reflects the portfolio managers’ cautious approach after several years of rising markets, also hampered results.

The fund’s fixed-income holdings slightly lagged the index. High-yield corporate bonds detracted from fund results as investors sought the safety of Treasuries and investment-grade corporate securities.

The fund’s portfolio managers trimmed stock holdings slightly, ending the year with 67.5% of assets in equities, down from 69.4% a year ago.

Largest individual equity securities	Percent of net assets
Microsoft	3.76%
Comcast	2.35
Lockheed Martin	2.32
Merck	2.05
Amazon	1.88
ACE	1.72
JPMorgan Chase	1.69
Home Depot	1.44
ASML Holding	1.33
Boeing	1.27

24	American Funds Insurance Series

Asset Allocation Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2014
				Lifetime	Expense
	1 year	5 years	10 years	(since August 1, 1989)	ratio

Class 1	5.66%	11.81%	7.51%	8.64%	.30%
Class 2	5.40	11.54	7.24	8.36	.55
Class 3	5.47	11.62	7.32	8.45	.48
Class 4	5.16	11.35	7.02	8.12	.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Where the fund’s assets were invested as of December 31, 2014	Percent of net assets

American Funds Insurance Series	25

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund rose 1.63% for the 12 months ended December 31, 2014. The MSCI ACWI (All Country World Index), which measures global stocks, gained 4.16%,* while the Barclays Global Aggregate Index, a measure of investment-grade bonds, was up 0.59%. The 60/40 MSCI/Barclays Index increased 2.78%.*

The U.S. is recovering, employment is rising, the U.S. dollar is strong and inflation is low. It was a challenging year for the global investor, however, with worries about Europe’s negative growth and risk of deflation. Other regions are hurting, making the landscape a challenge for U.S. multinationals and their foreign earnings.

The fund’s lower concentration and careful stock selection among energy holdings helped results. Strong returns in information technology, led by Microsoft and ASML, benefited the fund. Weakness in the financials sector created a drag, punctuated by ORIX and Deutsche Bank, although Hong Kong–based Link Real Estate Investment Trust offset some losses. Global fixed-income returns in U.S. dollars were poor. Even though the fund had solid nominal returns, once currency was factored in, overall results suffered.

There are questions about the sustainability of U.S. growth given struggles around the world. An increase in rates by the Federal Reserve could be a problem for many countries in emerging markets. The European Central Bank has taken decisive action with its stimulus plan, which may help to resolve the economic uncertainty in Europe and brighten prospects for many of the fund’s European-based holdings.

Five largest sectors in common stock holdings	Percent of net assets
Industrials	10.4%
Financials	9.8
Consumer staples	8.5
Information technology	8.1
Health care	6.4

Currency diversification	Percent of net assets

				Short-term
			Forward	securities &
	Equity	Bonds &	currency	other assets
	securities	notes	contracts	less liabilities	Total
U.S. dollars	28.8%	17.3%	1.2%	8.4%	55.7%
Euros	14.5	5.6	.6	—	20.7
British pounds	6.0	2.0	(.8)	—	7.2
Japanese yen	2.7	.9	1.0	—	4.6
Swiss francs	3.0	—	—	—	3.0
Hong Kong dollars	2.6	—	—	—	2.6
Mexican pesos	—	1.5	(.2)	—	1.3
Australian dollars	.7	.2	—	—	.9
Swedish kroner	.9	.4	(.4)	—	.9
New Taiwan dollar	.6	—	—	—	.6
Other currencies	1.4	2.5	(1.4)	—	2.5
					100.0%

Largest individual equity securities	Percent of net assets
ASML	2.38%
Microsoft	2.22
Merck	2.08
Nestlé	1.37
Comcast	1.34

Largest fixed-income holdings (by issuer)	Percent of net assets
U.S. Treasury	6.96%
Fannie Mae	2.93
United Kingdom Government	1.98
United Mexican States Government	1.50
German Government	1.19

26	American Funds Insurance Series

Global Balanced Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2014
		Lifetime	Expense
	1 year	(since May 2, 2011)	ratio

Class 1	1.87%	5.45%	.71%
Class 2	1.63	5.19	.96
Class 4	1.88	5.18	1.21 †

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2015 (unaudited). See the Financial Highlights table in this report for details.

Although the fund has plans of distribution and insurance administrative plans for Class 4 shares, fees for distribution and/or insurance administrative services are not paid on amounts invested in the fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” and the “Fund expenses” sections of the prospectus for information on the fees for distribution and/or insurance administrative services, respectively, permitted to be charged by the fund.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions. The 60/40 MSCI/Barclays Index blends the MSCI ACWI (All Country World Index) with the Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
†	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of December 31, 2014	Percent of net assets

American Funds Insurance Series	27

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund increased 5.28% for the 12 months ended December 31, 2014. Its benchmark, the Barclays U.S. Aggregate Index, gained 5.97%.

The U.S. economy is further along in its expansion. Debt servicing costs continue to be low so companies can refinance their debt more cheaply, and mergers-and-acquisitions activity was robust. Continuing low interest rates were not a surprise to the fund’s portfolio managers.

The fund’s exposure to corporate bonds stayed low because valuations are expensive given investors’ search for yield. The allocation to high-yield bonds is also near a historic low, and this area suffered a rough fourth quarter — most of it related to energy. Credit did well, so the best position was to own high-quality corporate bonds and long-duration assets. The fund was not positioned overly short on duration; however, holding bonds of longer duration and more corporate bonds would have benefited the fund. The fund decreased its exposure to mortgage-backed securities as the Federal Reserve’s removal from that market weakened them.

The view of the portfolio managers is that the Fed is likely to raise rates in June, but the global economy might not be ready for rates to rise that soon. Financial conditions may tighten, resulting in an emerging markets scare as liquidity is removed from the system. If rates do rise, however, the fund’s portfolio managers anticipate attractive buying opportunities.

Largest holdings (by issuer)	Percent of net assets
U.S. Treasury	37.80%
Fannie Mae	15.57
Government National Mortgage Assn.	1.67
Freddie Mac	1.58
Spanish Government	.96
Verizon Communications	.68
Morgan Stanley	.64
State of California General Obligation Bonds	.54
Slovenian Government	.52
Medtronic	.51

28	American Funds Insurance Series

Bond Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2014
				Lifetime	Expense
	1 year	5 years	10 years	(since January 2, 1996)	ratio

Class 1	5.59%	4.43%	3.72%	5.10%	.39%
Class 2	5.28	4.16	3.46	4.83	.64
Class 4	5.15	3.95	3.22	4.58	.89

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of December 31, 2014	Percent of net assets

American Funds Insurance Series	29

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Bond Fund gained 1.39% for the 12 months ended December 31, 2014, while the Barclays Global Aggregate Index rose 0.59%.

Government bond yields in Europe rallied in 2014, with 10-year German bund yields starting the year at around 1.95% and finishing close to 0.50%.The 10-year U.S. Treasury yield declined from 3.04% to 2.17%, while in Japan the yield on the 10-year government bond dropped from around 0.70% to 0.30%.

This was a strong performance for bonds given the low starting point for yields. The falling yields in Europe helped lower government financing costs, a welcome relief for the more indebted countries.

The U.S. dollar strengthened in reaction to the prospect of Federal Reserve tightening. The U.S. economy improved as well, with employment slowly accelerating and investment spending recovering over the year. The Fed concluded its bond-buying program in the fall, and addressed the prospect of raising the federal funds rate during the summer of 2015. The Japanese and European economies remained weak. The Bank of Japan increased its quantitative easing in the fourth quarter, triggering a rapid decline of the yen.

The fund’s results benefited from the falling euro and yen throughout the year. While weakness in some emerging markets economies hurt results, the fund maintained a relatively low exposure. The fund was helped by its holdings in European sovereign credits, which tightened relative to German bunds.

With the U.S. dollar growing stronger and yields rising in many emerging markets, the fund’s portfolio managers may take advantage of increased opportunities to buy bonds around the world with attractive return profiles.

Percent of net assets
Currency weighting (after hedging) by country

United States[1]	58.2%
EMU[2]	20.0
Japan	10.2
United Kingdom	3.9
India	1.8
Poland	1.8
Mexico	1.7
Israel	.5
Colombia	.4
Canada	.3
Norway	.3
Indonesia	.2
Hungary	.2
Malaysia	.1
Turkey	.1
Sweden	.1
Brazil	.1
Australia	.1
Total	100.0%

Non-U.S. government bonds by country

EMU[2]:
Spain	5.5%
Ireland	4.3
Portugal	2.5
Belgium	1.1
Germany	1.1
Other	3.7	18.2%
United Kingdom		5.1
Mexico		3.3
Hungary		3.1
Japan		2.5
India		1.8
Poland		1.8
Norway		1.4
Colombia		1.1
Other		4.1
Total		42.4%

Largest holdings (by issuer)	Percent of net assets
U.S. Treasury	22.47%
Spanish Government	5.47
Fannie Mae	5.31
United Kingdom Government	5.09
Irish Government	4.30
United Mexican States Government	3.34
Hungarian Government	3.10
Japanese Government	2.53
Portuguese Government	2.49
Indian Government	1.83

30	American Funds Insurance Series

Global Bond Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2014
			Lifetime	Expense
	1 year	5 years	(since October 4, 2006)	ratio

Class 1	1.71%	3.16%	5.00%	.57%
Class 2	1.39	2.90	4.74 [3]	.82
Class 4	1.16	2.73	4.53	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 4, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Includes U.S. dollar-denominated debt of other countries, totaling 8.4%.
[2]	European Monetary Union consists of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain. Euro-denominated debt includes corporate and European government debt.
[3]	Global Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for estimated additional annual expenses of 0.25%.

Where the fund’s assets were invested as of December 31, 2014	Percent of net assets

American Funds Insurance Series	31

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 0.63% for the 12 months ended December 31, 2014. The fund’s benchmark, the Barclays U.S. Corporate High Yield 2% Issuer Capped Index, increased 2.46%.

The fundamental backdrop was favorable. Low interest rates and inexpensive financing continued to bolster buyer demand for higher yielding investments. While there was a lot of new supply, the bulk of issuance was refinancing. The first half of the year was very strong and the second half very weak, resulting in low aggregate high-yield returns.

Weak oil prices hindered a number of energy companies, particularly in the fourth quarter. Oil, gas & consumable fuels and energy equipment & services were a benefit however, because of the fund’s underweight position, while an underweight position in independent power & renewables hurt. Issuer selection in non-U.S. high-yield and investment-grade bonds (rated BBB/Baa and above) detracted on a relative basis. Investments in emerging markets and commodity exporters also weighed on fund results.

Modest growth combined with ample liquidity to facilitate refinancing of balance sheets and financing of capital plans will likely continue. While a slow-growth, low-rate environment is best for high yield, growth may strengthen and interest rates may tick up. The fund’s portfolio managers think overall valuations are attractive, but expect to see continued stress in the energy sector from companies dependent on the oil price. Despite weakness in energy, however, the landscape for refinancing should be strong.

Largest holdings (by issuer)	Percent of net assets
T-Mobile US	2.90%
Sprint Nextel	2.42
inVentiv Health	2.32
Kinetic Concepts	2.13
First Data	2.00
Reynolds Group	1.89
First Quantum Minerals	1.63
FMG Resources	1.54
Freescale Semiconductor	1.51
Numericable Group	1.43

32	American Funds Insurance Series

High-Income Bond Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2014
				Lifetime	Expense
	1 year	5 years	10 years	(since February 8, 1984)	ratio

Class 1	0.80%	7.67%	5.91%	9.21%	.48%
Class 2	0.63	7.42	5.66	8.87	.73
Class 3	0.59	7.47	5.72	9.01	.66
Class 4	0.35	7.24	5.44	8.68	.98

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of December 31, 2014	Percent of net assets

American Funds Insurance Series	33

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Mortgage Fund gained 5.23% for the 12 months ended December 31, 2014, while the Barclays U.S. Mortgage-Backed Securities Index rose 6.08%.

Agency mortgage-backed securities delivered a total return of 6.15%, about 0.40% better than a duration-equivalent Treasury portfolio.

Yields on agency mortgage-backed securities and 10-year U.S. Treasuries declined notably over the year as the yield curve flattened significantly. Five-year Treasury yields decreased 10 basis points while 30-year yields decreased 81 basis points.

The fund lagged the index largely due to a core weighting in Treasury Inflation-Protected Securities (TIPS) and an overweight to the five-year portion of the yield curve.

Looking ahead, the portfolio managers are mindful that a further decline in long-term interest rates could trigger a refinancing wave among homeowners. This may provide an opportunity to add to the fund’s mortgage pass-through investments and agency mortgage-backed securities at more attractive valuations.

While higher short-term interest rates are anticipated in the latter part of 2015, the magnitude of the change is likely to be quite modest due to a fragile global macroeconomic backdrop and very limited inflationary pressures. Investors are protected against any inflationary surprise by the fund’s significant investment in TIPS.

Breakdown of mortgage-backed obligations		Percent of net assets
30-year pass-throughs:
Fannie Mae	19.1%
Ginnie Mae	18.8
Freddie Mac	2.9	40.8%
Other		13.2
Total		54.0%

34	American Funds Insurance Series

Mortgage Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2014
	1 year	Lifetime (since May 2, 2011)	Expense ratio

Class 1	5.54%	3.10%	.45%
Class 2	5.23	2.84	.70
Class 4	4.98	2.72	.95

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2015 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of December 31, 2014	Percent of net assets

American Funds Insurance Series	35

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund gained 5.01% for the 12 months ended December 31, 2014, slightly behind the Barclays U.S. Government/Mortgage-Backed Securities Index, which rose 5.41%.

The Federal Reserve ended its purchase program of U.S. Treasuries and agency mortgage-backed securities (MBS) in 2014. Interestingly, Treasury yields have fallen since the end of the purchase program. The Fed has indicated that it expects to begin raising short-term interest rates sometime in 2015.

During the year, the 10-year U.S. Treasury yield fell by just over 87 basis points and the yield curve flattened significantly (yields at the long end of the curve fell more than those at the short end). Treasury Inflation-Protected Securities (TIPS) also saw significant moves in 2014. During the last five months of the year, 10-year breakeven inflation (the market’s expectation for average inflation over the next decade) fell by 60 basis points.

Portfolio managers increased the fund’s nominal U.S. Treasury exposure by approximately 8% while reducing agency debenture and agency MBS exposure by approximately 4% and 3%, respectively. The fund maintained a meaningful weighting in TIPS, ranging from a low of 7% at the beginning of the year to almost 12% by December 31.

A relentlessly flattening yield curve and the more recent rapid drop in inflation expectations led to disappointing results for the fund relative to the index.

The portfolio managers have positioned the fund with the expectation that the Federal Reserve will be slower to raise rates than is currently priced into the market. They believe that less tightening in the U.S., coupled with aggressive expansionary monetary policy in Europe and Japan, will lead to a steepening of the yield curve and higher inflation expectations.

Breakdown of mortgage-backed obligations		Percent of net assets
30-year pass-throughs:
Fannie Mae	11.1%
Ginnie Mae	5.5
Freddie Mac	3.8	20.4%
15-year pass-throughs		.7
Other		2.4
Total		23.5%

36	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2014
	1 year	5 years	10 years	Lifetime (since December 2, 1985)	Expense ratio

Class 1	5.24%	3.61%	4.20%	6.30%	.35%
Class 2	5.01	3.36	3.95	6.00	.60
Class 3	5.11	3.43	4.02	6.11	.53
Class 4	4.76	3.19	3.73	5.79	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of December 31, 2014	Percent of net assets

American Funds Insurance Series	37

Cash Management Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. An investment in Cash Management Fund is not insured or guaranteed by the FDIC or any other government agency. It is important to remember that the fund is not managed to maintain a stable net asset value at $1.00 per share. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Cash Management Fund declined 0.54% for the 12 months ended December 31, 2014.

Short-term interest rates remained at historically low levels during the year. As a result, the fund’s expenses again exceeded its income.

Investors should expect this situation to continue until short-term rates begin to rise.

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2014
				Lifetime	Expense
	1 year	5 years	10 years	(since February 8, 1984)	ratio

Class 1	–0.27%	–0.21%	1.35%	3.82%	.34%
Class 2	–0.54	–0.46	1.10	3.53	.59
Class 3	–0.45	–0.39	1.17	3.63	.52
Class 4	–0.44	–0.56	0.92	3.33	.84

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015 (unaudited). See the Financial Highlights table in this report for details.

As of December 31, 2014, Cash Management Fund’s annualized seven-day SEC yield was –0.27% for Class 1 shares; –0.52% for Class 2 shares; –0.45% for Class 3 shares; and –0.77% for Class 4 shares. The fund’s yield more accurately reflects the fund’s current earnings than do the fund’s returns.

Where the fund’s assets were invested as of December 31, 2014	Percent of net assets
Federal agency discount notes	48.7%
U.S. Treasury bills	33.3
Commercial paper	16.8
U.S. Treasury bonds & notes	1.3
Other assets less liabilities	(.1)
Total	100.0%

38	American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth Fund gained 1.77% for the 12 months ended December 31, 2014, while the S&P 500 rose 13.66%.

Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series Growth Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts that reduce the fund’s effective exposure to stocks.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets over a prolonged period. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2014
		Lifetime	Gross expense	Net expense
	1 year	(since May 1, 2013)	ratio	ratio

Class P1	2.18%	10.18%	.97%	.81%
Class P2	1.77	9.86	1.22	1.06

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated for the fund’s current fiscal year ending December 31, 2015. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses so that they will not exceed 0.28%.Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2015, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series	39

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk International Fund declined 5.68% for the 12 months ended December 31, 2014. The MSCI ACWI (All Country World Index) ex USA lost 3.87%.*

Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series International Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts that reduce the fund’s effective exposure to stocks.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets over a prolonged period. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund. Most of the fund’s losses came in a period during September and October characterized by markets that moved sharply in one direction followed by a sharp move in the opposite direction.

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2014
		Lifetime	Gross expense	Net expense
	1 year	(since May 1, 2013)	ratio	ratio

Class P1	–5.31%	1.96%	1.14%	.98%
Class P2	–5.68	1.67	1.39	1.23

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated for the fund’s current fiscal year ending December 31, 2015. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses so that they will not exceed 0.28%.Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2015, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

40	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Blue Chip Income and Growth Fund gained 8.10% for the 12 months ended December 31, 2014. The S&P 500 advanced 13.66%.

Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series Blue Chip Income and Growth Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts that reduce the fund’s effective exposure to stocks.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets over a prolonged period. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2014
		Lifetime	Gross expense	Net expense
	1 year	(since May 1, 2013)	ratio	ratio

Class P1	8.58%	12.54%	1.03%	.87%
Class P2	8.10	12.18	1.28	1.12

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated for the fund’s current fiscal year ending December 31, 2015. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses so that they will not exceed 0.28%.Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2015, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series	41

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth-Income Fund gained 4.42% for the 12 months ended December 31, 2014. The S&P 500 rose 13.66%.

Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series Growth-Income Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts that reduce the fund’s effective exposure to stocks.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets over a prolonged period. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2014
		Lifetime	Gross expense	Net expense
	1 year	(since May 1, 2013)	ratio	ratio

Class P1	4.85%	12.54%	.91%	.75%
Class P2	4.42	12.19	1.16	1.00

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated for the fund’s current fiscal year ending December 31, 2015. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses so that they will not exceed 0.28%.Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2015, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

42	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Asset Allocation Fund gained 2.91% for the 12 months ended December 31, 2014. Over the same period, the S&P 500, which measures U.S. stocks, rose 13.66%, while the Barclays U.S. Aggregate Index, a measure of U.S. investment-grade bonds (rated BBB/Baa and above), gained 5.97%. A blend of the two indexes, the 60/40 S&P/Barclays Index, was up 10.60%.*

Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series Asset Allocation Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts that reduce the fund’s effective exposure to stocks.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets over a prolonged period. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2014
		Lifetime	Gross expense	Expense
	1 year	(since September 28, 2012)	ratio	ratio

Class P1	3.24%	10.89%	.82%	.76%
Class P2	2.91	10.62	1.07	1.01

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated for the fund’s current fiscal year ending December 31, 2015. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses so that they will not exceed 0.28%. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2015, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series	43

44	American Funds Insurance Series

Don O’Neal

Options for every investor

According to the British newspaper The Guardian, “everything good happened in 1984.” That assertion was based on the release of many movies now regarded as classics, including “Ghostbusters,” “The Terminator” and “Beverly Hills Cop.” Others might remember 1984 for the famous TV commercial that introduced Apple to the world.

But investors also have cause to celebrate 1984, because on February 8 of that year American Funds Insurance Series (AFIS) was launched. At its introduction, the series — which marked its 30th anniversary last year — offered just four funds. Assets at the end of 1984 totaled $38 million.

Today, AFIS is one of the nation’s largest variable insurance investment series with a full range of fund options, including managed risk funds, many of which are offered by some of the nation’s leading insurance companies. At December 31, 2014, the series’ assets stood at more than $116 billion.

A search for growth and income

For retirement investors, who need their savings to grow over time to help offset withdrawals and inflation, stock funds offer the potential for the highest returns. A drawback is that they can be volatile, so investors close to or in retirement often have a sizable allocation to bonds, which have tended to hold up better when stocks are down.

AFIS Vice Chairman Don O’Neal, a portfolio manager in the series since 1991 and currently one of five portfolio managers on Growth-Income Fund, explains how AFIS portfolio managers look at the different types of stocks, which can be helpful to investors as they consider their options.

“The way we define a growth stock is different from most other investment managers,” says Don. “Stocks are generally considered by others to be in the growth category if they have a high price-to-earnings ratio. At American Funds, we think of growth stocks as those stocks with the potential for capital appreciation over the long run. They could be fast-growing companies, like Google, for example, but they could also be companies whose stocks we believe are extremely undervalued that also offer the same potential for appreciation. It is a more flexible definition that we believe offers better returns for our shareholders interested in growth.”

At the other end of the spectrum are income-oriented stocks. Says Don, “These are the stocks with relatively high dividend yields, and a dividend yield can be really important to an investor’s total return over time. People often forget about dividends after a long bull market, but they are a very important part of total return — dividends have accounted for more than 40% of U.S. stocks’ average annual return since 1926. Ignoring them would be overlooking a significant part of your total return over the long run. Dividend-paying companies are also considered more conservative investments because they have tended to do significantly better in down markets.”

A growth-and-income fund is a portfolio of stocks that balances two objectives: growth of capital and dividend income. “The total return on any stock is the sum of its capital appreciation and dividend income, so a growth-and-income fund tries to blend the two,” explains Don. “It’s the best of both worlds, and a core way for investors to get exposure to stocks.”

The benefits of bonds

Bond funds help retirement investors by adding diversification and balance to a portfolio. When stock prices go up, bond values often fall and vice versa. This is particularly true of U.S. Treasuries, which can become very popular with larger investors when stock prices decline. Investors with a shorter time horizon may also benefit from the stability that bond funds can add to a broader portfolio. The bonds in AFIS funds generally fall into five categories:

•	Corporate bonds are issued by companies or corporations that are typically looking to finance investments. Companies often prefer the corporate bond market as a source of financing because it can be cheaper than bank financing and provides greater liquidity.

American Funds Insurance Series	45

Thomas Høgh	Alan Berro

•	Government bonds, such as U.S. Treasuries, are issued by national governments to fund their operations. Bonds are usually denominated in the currency of the issuing country, but developing countries sometimes issue bonds in a more stable currency to increase their attractiveness to investors. Government bonds are typically highly liquid and unlikely to default because governments can usually raise taxes or cut spending to service their bond debt.

•	Mortgage-backed bonds are issued to finance mortgages on private homes. U.S. government agencies such as Fannie Mae have programs that allow many individual mortgages to be pooled and used as collateral for securities issued in the bond market.

•	Asset-backed securities are similar to mortgage-backed bonds, but the underlying loans can be credit card debt, auto loans or other loans.

•	Global bonds are issued in any country or currency around the world. Bonds issued in currencies other than the U.S. dollar are affected by fluctuations in the issuing currency, so investment managers often strategically use global bonds for the potential of attractive returns from the combination of bond yields and currency gains.

For AFIS bond fund managers, the key to assessing a bond’s investment potential is the tradeoff between risk and return. “If the yield is high enough to justify the potential risk of a security, then it may be an attractive investment,” explains portfolio manager Thomas Høgh, who manages assets in AFIS Global Bond Fund and U.S. Government/AAA-Rated Securities Fund.

“We look at each security and its specific risk characteristics to judge if the yield and potential return are worth the risk. The factors vary widely depending on the type of security.

“For corporate bonds, it is all about balance sheet strength and how vulnerable a company may be to certain risks. For example, if a company takes over a weaker company, the acquisition costs may pose a substantial risk to its balance sheet.”

With mortgage-backed securities, the main risk is prepayment, which occurs when the mortgage borrowers refinance to take advantage of lower rates. “We analyze likely prepayment speeds under different scenarios to understand the risk associated with each security,” Thomas continues. “If a security is priced above par, or its face value, a prepayment would be very negative for returns because we would only get back the par value.” Factors influencing asset-backed securities vary depending on the type of underlying assets.

Managing volatility

In 2012, AFIS introduced to the series a new type of fund, Managed Risk Asset Allocation Fund, which was followed in 2013 by four similar managed risk funds.

Each of the five managed risk funds invests primarily in shares of its corresponding non-managed risk AFIS fund. A portion of fund assets is used to help manage volatility and provide capital preservation in down markets through the use of exchange-traded futures.

The funds were created for variable annuity investors who are particularly risk-averse and worried about how a significant market downturn might affect their retirement savings. “The typical managed risk investor is older and closer to retirement,” explains Alan Berro, an AFIS portfolio manager for 19 years and one of two AFIS portfolio managers who oversee the managed risk lineup.

“These investors can’t afford to take a large loss if there’s a significant stock market downturn because their period to recover is shorter. Investors who have 15 or 20 years to retirement can be pretty confident that at some point they’ll make their money back. But those who suffer substantial losses shortly before they plan to retire might have to make some significant lifestyle changes in retirement.”

Managed risk funds are a relatively new type of variable annuity investment option, adds Alan. “These funds have come of age in the last few years when we’ve been in a particularly strong market. The returns of our funds and others are in line with what we would expect given the nature of the bull market — i. e., lower than a straight equity fund — so we expect them to be very popular when we have a difficult market environment for a sustained period.

“These funds are ideal for investors who want exposure to equity investments but who are willing to exchange some potential upside for less volatile returns.”

46	American Funds Insurance Series

“People have the freedom
and independence to
pursue what they think are
the best investments, and
our robust discussions
about the attractiveness of
stocks with diverse points
of view help stress-test our
ideas.” – Don O’Neal

The American Funds Advantage

Underpinning all American Funds Insurance Series funds is the American Funds investment management process, in which each fund is divided among several portfolio managers who invest a portion of fund assets independently.

“One of the things about our approach that some people don’t realize is that it’s not a committee where we debate and vote on potential investments,” explains Don. “We debate to test the merits of our ideas, but we’re not looking for approval. People have the freedom and independence to pursue what they think are the best investments, and our robust discussions about the attractiveness of stocks with diverse points of view help stress-test our ideas.

“Our culture is such that we can agree to disagree and still respect each other. We understand that people have strengths and weaknesses at different parts of the market cycle. There is no single person in charge of all investments, and our collaborative culture allows folks with different ideas to have equal influence on the investment decisions. We really feel that our process is a different kind of investing that gives us a competitive advantage in the long run.”

Adds Alan, “We’re trying to produce outcomes for investors that they couldn’t achieve themselves. Our approach has been particularly effective in down markets. But over the long term, if you lose less when the market is down and can stay close when it’s up, you do very well. I think we’ve proven over time that we strive to limit volatility, which is something our investors really appreciate.”

Evolving to meet investor needs

When it was launched in 1984, AFIS consisted of four variable funds focused almost exclusively on domestic stock and bond markets. Today, there are 23 funds spanning the global investment universe. The latest to join the series, Capital Income Builder,® was added last May after insurance companies asked for a variable annuity option with similar objectives to those of American Funds’ Capital Income Builder,® which seeks to provide current income and a growing stream of income over the years.

AFIS funds are generally launched in May and October, the two times in the year when insurance companies typically introduce a new product to the market. We look to add funds to AFIS when we identify a need for such a fund and believe that we can successfully manage the fund for the benefit of investors. Initial ideas for funds may be generated internally or at the suggestion of insurance companies that offer the AFIS funds as underlying investments for their variable annuity contracts. ■

American Funds Insurance Series	47

Global Growth Fund

Summary investment portfolio December 31, 2014

Common stocks 94.45%	Shares	Value (000)
Health care 19.43%
Vertex Pharmaceuticals Inc.[1]	1,693,000	$201,128
Novo Nordisk A/S, Class B2	4,401,000	186,213
Regeneron Pharmaceuticals, Inc.[1]	314,600	129,065
UnitedHealth Group Inc.	960,000	97,046
Merck & Co., Inc.	1,544,000	87,684
Express Scripts Holding Co.[1]	770,000	65,196
Bristol-Myers Squibb Co.	929,600	54,874
Novartis AG2	580,000	53,341
Bayer AG2	349,300	47,753
Hologic, Inc.[1]	1,613,000	43,132
Other securities		116,508
		1,081,940

Information technology 18.67%
ASML Holding NV (New York registered)	647,176	69,785
ASML Holding NV2	624,897	66,949
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	23,380,000	103,170
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	480,000	10,742
Google Inc., Class A1	107,700	57,152
Google Inc., Class C1	107,700	56,693
Alcatel-Lucent[1,2]	22,539,144	80,018
Visa Inc., Class A	263,300	69,037
Microsoft Corp.	1,202,000	55,833
Nintendo Co., Ltd.[2]	535,000	55,758
Alibaba Group Holding Ltd. (ADR)[1]	476,150	49,491
ASM Pacific Technology Ltd.[2]	3,900,000	37,077
Wirecard AG2	825,662	36,420
Other securities		291,852
		1,039,977

Consumer discretionary 18.12%
Amazon.com, Inc.[1]	508,900	157,937
Home Depot, Inc.	1,161,000	121,870
Priceline Group Inc.[1]	104,000	118,582
Walt Disney Co.	683,705	64,398
Toyota Motor Corp.[2]	950,000	59,243
Liberty Global PLC, Class C1	816,465	39,443
Liberty Global PLC, Class A1	327,449	16,440
Industria de Diseño Textil, SA2	1,460,000	41,833
HUGO BOSS AG2	335,500	41,191
Swatch Group Ltd, non-registered shares[2]	64,530	28,654
Swatch Group Ltd[2]	135,500	11,720
CBS Corp., Class B	702,500	38,876
Other securities		268,987
		1,009,174

Financials 14.09%
Moody’s Corp.	1,651,000	158,182
JPMorgan Chase & Co.	1,145,000	71,654
ORIX Corp.[2]	4,990,000	62,380
AIA Group Ltd.[2]	11,202,500	61,686
Bankia, SA1,2	29,520,000	43,764
HSBC Holdings PLC (GBP denominated)[2]	4,320,228	40,828
ICICI Bank Ltd.[2]	6,625,000	36,797
Sumitomo Mitsui Financial Group, Inc.[2]	462,000	16,693
Other securities		292,391
		784,375

48	American Funds Insurance Series

Global Growth Fund

Common stocks	Shares	Value (000)
Industrials 9.21%
AA PLC[1,2]	12,217,000	$66,850
Geberit AG2	150,000	50,975
KONE Oyj, Class B2	880,000	39,968
Other securities		355,130
		512,923

Consumer staples 6.68%
Associated British Foods PLC[2]	1,590,000	77,251
Nestlé SA2	780,000	57,175
Colgate-Palmolive Co.	632,000	43,728
Orion Corp.[2]	43,000	39,548
Other securities		154,142
		371,844

Materials 2.93%
First Quantum Minerals Ltd.	2,669,400	37,934
Other securities		125,098
		163,032

Energy 2.68%
Oil Search Ltd.[2]	4,986,113	32,214
Other securities		117,086
		149,300

Telecommunication services 1.31%
SoftBank Corp.[2]	784,000	46,657
Other securities		26,431
		73,088

Utilities 0.49%
Other securities		27,458

Miscellaneous 0.84%
Other common stocks in initial period of acquisition		46,641

Total common stocks (cost: $3,872,317,000)		5,259,752

Preferred securities 0.07%
Miscellaneous 0.07%
Other preferred securities in initial period of acquisition		3,641

Total preferred securities (cost: $10,355,000)		3,641

Bonds, notes & other debt instruments 0.64%	Principal amount (000)
U.S. Treasury bonds & notes 0.64%
U.S. Treasury 0.64%
Other securities		35,825

Total bonds, notes & other debt instruments (cost: $35,814,000)		35,825

American Funds Insurance Series	49

Global Growth Fund

Short-term securities 4.63%	Principal amount (000)	Value (000)
Federal Home Loan Bank 0.05%–0.12% due 1/16/2015–5/6/2015	$42,000	$41,998
Microsoft Corp. 0.10% due 2/10/2015[3]	24,300	24,297
Nordea Bank AB 0.18% due 1/8/2015[3]	38,400	38,399
Sumitomo Mitsui Banking Corp. 0.12%–0.22% due 1/13/2015–1/16/2015[3]	61,100	61,096
Other securities		91,885

Total short-term securities (cost: $257,667,000)		257,675
Total investment securities 99.79% (cost: $4,176,153,000)		5,556,893
Other assets less liabilities 0.21%		11,952

Net assets 100.00%		$5,568,845

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $148,388,000 over the prior 12-month period.

					Unrealized
			Contract amount		appreciation
			Receive	Deliver	at 12/31/2014
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Japanese yen	1/14/2015	JPMorgan Chase	$1,337	¥160,000	$1
Japanese yen	1/15/2015	UBS AG	$1,337	¥160,000	1
Japanese yen	1/16/2015	Bank of America, N.A.	$4,176	¥500,000	1
Japanese yen	1/22/2015	Bank of America, N.A.	$1,346	¥160,000	10
Japanese yen	1/26/2015	Bank of America, N.A.	$13,438	¥1,575,000	286
Japanese yen	2/19/2015	Bank of New York Mellon	$17,747	¥2,050,000	625
Japanese yen	3/4/2015	Bank of America, N.A.	$82,305	¥9,800,000	444
					$1,368

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,548,710,000, which represented 45.77% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $158,787,000, which represented 2.85% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

GBP = British pounds

¥ = Japanese yen

See Notes to Financial Statements

50	American Funds Insurance Series

Global Small Capitalization Fund

Summary investment portfolio December 31, 2014

Common stocks 93.16%	Shares	Value (000)
Consumer discretionary 20.05%
Netflix, Inc.[1]	304,000	$103,849
Lions Gate Entertainment Corp.	2,844,500	91,081
Domino’s Pizza, Inc.	512,000	48,215
Paddy Power PLC[2]	523,300	43,560
Penske Automotive Group, Inc.	812,000	39,845
Melco Crown Entertainment Ltd. (ADR)	1,432,000	36,373
Cedar Fair, LP	687,000	32,859
zooplus AG, non-registered shares[1,2,3]	357,716	28,557
John Wiley & Sons, Inc., Class A	347,500	20,586
Other securities		389,265
		834,190

Health care 18.79%
Synageva BioPharma Corp.[1]	1,326,100	123,049
bluebird bio, Inc.[1]	1,144,159	104,942
athenahealth, Inc.[1]	396,600	57,785
Endo International PLC[1]	798,824	57,611
Illumina, Inc.[1]	289,100	53,362
BioMarin Pharmaceutical Inc.[1]	516,800	46,719
Hikma Pharmaceuticals PLC[2]	1,424,000	43,669
Myriad Genetics, Inc.[1]	1,274,898	43,423
Ultragenyx Pharmaceutical Inc.[1]	836,206	36,693
Kite Pharma, Inc.[1,4]	343,739	19,823
Kite Pharma, Inc.[1]	168,000	9,689
Novadaq Technologies Inc.[1]	1,505,700	25,025
GW Pharmaceuticals PLC (ADR)[1]	358,950	24,294
Other securities		135,577
		781,661

Information technology 14.64%
TriQuint Semiconductor, Inc.[1]	4,084,978	112,541
Palo Alto Networks, Inc.[1]	523,200	64,129
AAC Technologies Holdings Inc.[2]	11,687,100	62,108
Semiconductor Manufacturing International Corp.[1,2]	358,447,500	32,738
Topcon Corp.[2]	1,306,310	27,850
Hamamatsu Photonics KK2	480,300	22,951
Kakaku.com, Inc.[2]	1,510,500	21,716
Other securities		264,919
		608,952

Industrials 13.81%
International Container Terminal Services, Inc.[2]	34,610,000	88,650
AA PLC[1,2]	6,770,800	37,049
Intertek Group PLC[2]	955,000	34,618
ITT Corp.	801,000	32,408
Moog Inc., Class A1	432,100	31,988
Polypore International, Inc.[1]	672,000	31,618
JVM Co., Ltd.[1,2,3]	411,500	22,472
Other securities		295,637
		574,440

Financials 6.45%
SVB Financial Group[1]	257,600	29,900
Kemper Corp.	595,000	21,485
Old Republic International Corp.	1,450,000	21,214
K. Wah International Holdings Ltd.[2]	39,420,410	20,870
Other securities		174,900
		268,369

American Funds Insurance Series	51

Global Small Capitalization Fund

Common stocks (continued)	Shares	Value (000)
Materials 4.41%
PolyOne Corp.	720,168	$27,302
AptarGroup, Inc.	345,500	23,093
OM Group, Inc.	735,000	21,903
Other securities		111,303
		183,601

Energy 4.14%
InterOil Corp.[1]	1,184,235	57,779
Other securities		114,528
		172,307

Consumer staples 3.28%
Puregold Price Club, Inc.[1,2]	37,418,000	32,071
Other securities		104,405
		136,476

Utilities 2.03%
ENN Energy Holdings Ltd.[2]	9,515,700	53,812
Other securities		30,492
		84,304

Telecommunication services 0.63%
Other securities		26,382

Miscellaneous 4.93%
Other common stocks in initial period of acquisition		205,254

Total common stocks (cost: $2,953,292,000)		3,875,936

Rights & warrants 0.00%
Energy 0.00%
Other securities		83

Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		53

Total rights & warrants (cost: $506,000)		136

Convertible stocks 0.12%
Health care 0.12%
Other securities		4,961

Total convertible stocks (cost: $3,307,000)		4,961

Bonds, notes & other debt instruments 0.25%	Principal amount (000)
U.S. Treasury bonds & notes 0.25%
U.S. Treasury 0.25%
Other securities		10,130

Total bonds, notes & other debt instruments (cost: $10,126,000)		10,130

52	American Funds Insurance Series

Global Small Capitalization Fund

Short-term securities 6.53%	Principal amount (000)	Value (000)
Abbott Laboratories 0.10% due 2/2/2015[5]	$20,000	$19,999
American Honda Finance Corp. 0.11% due 1/9/2015	27,000	26,999
Sumitomo Mitsui Banking Corp. 0.12%–0.22% due 1/13/2015–1/16/2015[5]	39,000	38,997
Toronto-Dominion Holdings USA Inc. 0.16% due 1/22/2015[5]	30,000	29,998
Victory Receivables Corp. 0.16%–0.19% due 1/12/2015–1/28/2015[5]	49,700	49,696
Other securities		105,989

Total short-term securities (cost: $271,673,000)		271,678
Total investment securities 100.06% (cost: $3,238,904,000)		4,162,841
Other assets less liabilities (0.06)%		(2,297)

Net assets 100.00%		$4,160,544

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $12,323,000 over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 12/31/2014
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	1/22/2015	UBS AG	$871	A$1,000	$56
Australian dollars	1/22/2015	Barclays Bank PLC	$814	A$1,000	(1)
Euros	1/8/2015	HSBC Bank	$2,652	€2,114	94
Japanese yen	1/8/2015	UBS AG	$5,973	¥697,000	154
Japanese yen	1/27/2015	UBS AG	$5,115	¥600,000	104
					$407

American Funds Insurance Series	53

Global Small Capitalization Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2014, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	12/31/2014
	shares	Additions	Reductions	shares	(000)	(000)
zooplus AG, non-registered shares[1,2]	357,716	—	—	357,716	$—	$28,557
JVM Co., Ltd.[1,2]	411,500	—	—	411,500	—	22,472
Time Technoplast Ltd.[2]	11,888,000	—	—	11,888,000	88	9,979
Victoria Oil & Gas PLC[1,2]	278,662,420	—	271,695,860	6,966,560	—	7,018
Mauna Kea Technologies SA1,2	881,400	—	—	881,400	—	6,123
Airesis SA1,2	3,294,151	—	62,759	3,231,392	—	4,233
Canadian Overseas Petroleum Ltd.[1]	16,670,000	2,555,000	—	19,225,000	—	1,655
Canadian Overseas Petroleum Ltd. (GBP denominated)[1,2]	—	6,050,000	—	6,050,000	—	448
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1,2]	—	2,555,000	—	2,555,000	—	44
Sylvania Platinum Ltd. (CDI)[1,2]	15,000,000	—	—	15,000,000	—	1,955
Indochine Mining Ltd.[1,2]	58,574,166	34,325,300	19,700,000	73,199,466	—	717
Wildhorse Energy Ltd.[1,2]	16,227,016	—	15,686,116	540,900	—	23
Wildhorse Energy Ltd. (CDI)[1,2]	7,225,777	—	6,984,918	240,859	—	11
Wildhorse Energy Ltd., rights, expire 2015[1,2]	—	2,704,500	—	2,704,500	—	11
Wildhorse Energy Ltd., rights, expire 2015 (GBP denominated)[1,2]	—	1,204,295	—	1,204,295	—	7
Hummingbird Resources PLC[1,2,6]	3,475,000	—	—	3,475,000	—	—
Ultragenyx Pharmaceutical Inc.[1,6]	—	866,206	30,000	836,206	—	—
Ultragenyx Pharmaceutical Inc., Series B, convertible preferred[6]	1,904,544	—	1,904,544	—	134	—
					$222	$83,253

54	American Funds Insurance Series

Global Small Capitalization Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,668,893,000, which represented 40.11% of the net assets of the fund. This amount includes $1,650,402,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $203,818,000, which represented 4.90% of the net assets of the fund.
[6]	Unaffiliated issuer at 12/31/2014.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date(s)	(000)	(000)	assets
Kite Pharma, Inc.	4/24/2014–6/24/2014	$5,259	$19,823	.48%
Other private placement securities	6/10/2014	3,307	4,961	.12
Total private placement securities		$8,566	$24,784	.60%

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

A$ = Australian dollars

€ = Euros

GBP = British pounds

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series	55

Growth Fund

Summary investment portfolio December 31, 2014

Common stocks 95.50%	Shares	Value (000)
Consumer discretionary 18.78%
Amazon.com, Inc.[1]	2,648,216	$821,874
Home Depot, Inc.	6,320,000	663,410
Comcast Corp., Class A	9,555,000	554,286
Twenty-First Century Fox, Inc., Class A	9,540,000	366,384
Tiffany & Co.	2,389,000	255,289
Johnson Controls, Inc.	3,099,100	149,810
NIKE, Inc., Class B	1,530,000	147,109
Other securities		1,318,041
		4,276,203

Information technology 18.78%
ASML Holding NV (New York registered)	3,444,016	371,368
ASML Holding NV2	1,808,186	193,723
Microsoft Corp.	11,590,000	538,355
Google Inc., Class C1	511,000	268,991
Google Inc., Class A1	423,000	224,469
Visa Inc., Class A	1,083,000	283,963
LinkedIn Corp., Class A1	1,235,000	283,692
Apple Inc.	2,500,000	275,950
Facebook, Inc., Class A1	3,282,685	256,115
Avago Technologies Ltd.	1,816,000	182,671
salesforce.com, inc.[1]	2,880,000	170,813
Other securities		1,224,291
		4,274,401

Health care 17.05%
Express Scripts Holding Co.[1]	4,668,208	395,257
Incyte Corp.[1]	5,340,000	390,407
UnitedHealth Group Inc.	3,510,000	354,826
Regeneron Pharmaceuticals, Inc.[1]	847,600	347,728
Vertex Pharmaceuticals Inc.[1]	2,680,000	318,384
Centene Corp.[1]	2,288,500	237,661
Hologic, Inc.[1]	7,913,000	211,594
Edwards Lifesciences Corp.[1]	1,285,400	163,734
Biogen Idec Inc.[1]	445,500	151,225
Agios Pharmaceuticals, Inc.[1]	1,255,126	140,624
Other securities		1,170,557
		3,881,997

Financials 12.97%
Wells Fargo & Co.	10,751,096	589,375
Berkshire Hathaway Inc., Class A1	1,630	368,380
American Express Co.	3,000,000	279,120
Capital One Financial Corp.	2,580,000	212,979
Legal & General Group PLC[2]	45,158,246	173,445
Onex Corp.	2,523,500	146,527
Other securities		1,181,773
		2,951,599

Industrials 9.20%
American Airlines Group Inc.	5,525,000	296,306
Boeing Co.	2,250,000	292,455
Oshkosh Corp.[3]	4,947,000	240,672
United Continental Holdings, Inc.[1]	3,200,700	214,095
Union Pacific Corp.	1,500,000	178,695
Rockwell Collins, Inc.	1,775,000	149,952
Other securities		721,139
		2,093,314

56	American Funds Insurance Series

Growth Fund

Common stocks	Shares	Value (000)
Energy 8.05%
Noble Energy, Inc.	4,510,000	$213,909
Concho Resources Inc.[1]	2,065,000	205,984
Suncor Energy Inc.	5,502,090	174,752
FMC Technologies, Inc.[1]	3,400,000	159,256
Pioneer Natural Resources Co.	935,000	139,175
Other securities		938,931
		1,832,007

Consumer staples 7.32%
Costco Wholesale Corp.	2,580,000	365,715
Coca-Cola Co.	4,670,000	197,168
Philip Morris International Inc.	2,280,000	185,706
PepsiCo, Inc.	1,715,000	162,171
Other securities		754,905
		1,665,665

Materials 2.17%
Potash Corp. of Saskatchewan Inc.	4,000,000	141,280
Other securities		352,741
		494,021

Other 0.36%
Other securities		83,427

Miscellaneous 0.82%
Other common stocks in initial period of acquisition		186,562

Total common stocks (cost: $14,434,935,000)		21,739,196

Preferred securities 0.00%
Miscellaneous 0.00%
Other preferred securities in initial period of acquisition		827

Total preferred securities (cost: $2,353,000)		827

Rights & warrants 0.08%
Energy 0.08%
Other securities		17,417

Total rights & warrants (cost: $17,736,000)		17,417

Short-term securities 4.47%	Principal amount (000)
Apple Inc. 0.11% due 1/9/2015[4]	$18,500	18,500
Coca-Cola Co. 0.25% due 7/13/2015[4]	55,000	54,935
Federal Farm Credit Banks 0.08%–0.12% due 5/20/2015–7/28/2015	138,600	138,530
Federal Home Loan Bank 0.05%–0.17% due 1/16/2015–8/18/2015	430,381	430,249
Google Inc. 0.09%–0.15% due 2/25/2015–3/24/2015[4]	38,400	38,392
Other securities		335,829

Total short-term securities (cost: $1,016,410,000)		1,016,435
Total investment securities 100.05% (cost: $15,471,434,000)		22,773,875
Other assets less liabilities (0.05)%		(10,910)

Net assets 100.00%		$22,762,965

American Funds Insurance Series	57

Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2014, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	12/31/2014
	shares	Additions	Reductions	shares	(000)	(000)
Oshkosh Corp.	4,947,000	—	—	4,947,000	$3,067	$240,672
KGen Power Corp.[1,2,5]	3,166,128	—	—	3,166,128	—	886
					$3,067	$241,558

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,832,419,000, which represented 8.05% of the net assets of the fund. This amount includes $1,809,130,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $207,006,000, which represented .91% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date(s)	(000)	(000)	assets
KGen Power Corp.	12/19/2006	$—	$886	.00%
Other private placement securities	6/21/2011–11/24/2014	62,124	13,352	.06
Total private placement securities		$62,124	$14,238	.06%

See Notes to Financial Statements

58	American Funds Insurance Series

International Fund

Summary investment portfolio December 31, 2014

Common stocks 92.68%	Shares	Value (000)
Financials 19.59%
AIA Group Ltd.[1]	34,668,700	$190,902
Axis Bank Ltd.[1]	22,781,004	179,974
Barclays PLC[1]	37,251,875	140,048
Prudential PLC[1]	4,688,265	107,887
HDFC Bank Ltd.[1]	5,164,608	77,452
Credit Suisse Group AG1	2,879,624	72,189
Sun Hung Kai Properties Ltd.[1]	4,412,783	66,728
UniCredit SpA[1]	10,059,241	64,113
Housing Development Finance Corp. Ltd.[1]	3,333,000	59,628
Henderson Land Development Co. Ltd.[1]	8,419,450	58,443
BNP Paribas SA1	966,046	56,769
Commerzbank AG, non-registered shares[1,2]	4,267,872	56,697
Other securities		380,293
		1,511,123

Consumer discretionary 15.11%
Volkswagen AG, nonvoting preferred[1]	492,162	109,935
Numericable Group SA, non-registered shares[1,2]	2,011,856	99,205
Sands China Ltd.[1]	16,642,000	80,943
Altice SA1,2	1,014,127	80,027
Toyota Motor Corp.[1]	876,200	54,640
Melco Crown Entertainment Ltd. (ADR)	1,985,000	50,419
Other securities		689,929
		1,165,098

Health care 14.05%
Novartis AG1	3,642,900	335,028
Bayer AG1	1,819,055	248,682
Novo Nordisk A/S, Class B1	2,309,340	97,712
Grifols, SA, Class B, non-registered shares[1]	1,735,509	58,951
Grifols, SA, Class A, non-registered shares[1]	440,500	17,535
Grifols, SA, Class B (ADR)	396,845	13,489
Fresenius SE & Co. KGaA[1]	1,381,806	72,158
UCB SA1	900,000	68,301
Merck KGaA[1]	620,000	58,817
Other securities		112,739
		1,083,412

Information technology 11.49%
Baidu, Inc., Class A (ADR)[2]	790,000	180,096
Samsung Electronics Co. Ltd.[1]	137,640	165,450
Murata Manufacturing Co., Ltd.[1]	757,100	82,701
ASML Holding NV1	617,834	66,192
Tencent Holdings Ltd.[1]	4,262,500	61,160
Gemalto NV1	709,453	57,952
Other securities		272,339
		885,890

Industrials 11.01%
Ryanair Holdings PLC (ADR)[2]	1,654,800	117,937
SMC Corp.[1]	440,100	114,605
Jardine Matheson Holdings Ltd.[1]	1,217,600	74,092
Legrand SA1	1,180,000	61,772
Airbus Group NV1	1,140,514	56,646
KONE Oyj, Class B1	1,211,900	55,042
Other securities		368,739
		848,833

American Funds Insurance Series	59

International Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 5.79%
Nestlé SA1	1,836,700	$134,633
Pernod Ricard SA1	840,200	93,159
Associated British Foods PLC[1]	1,443,588	70,138
Other securities		148,840
		446,770

Materials 3.98%
Syngenta AG1	189,900	60,977
Other securities		245,630
		306,607

Utilities 3.46%
Power Grid Corp. of India Ltd.[1]	68,214,040	148,711
ENN Energy Holdings Ltd.[1]	9,758,000	55,182
Other securities		62,641
		266,534

Telecommunication services 2.96%
SoftBank Corp.[1]	2,175,700	129,481
MTN Group Ltd.[1]	2,712,400	51,473
Other securities		47,616
		228,570

Energy 2.79%
Royal Dutch Shell PLC, Class B1	1,730,000	59,432
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	461,000	15,281
Other securities		140,792
		215,505

Miscellaneous 2.45%
Other common stocks in initial period of acquisition		188,732

Total common stocks (cost: $5,674,301,000)		7,147,074

Bonds, notes & other debt instruments 0.62%	Principal amount (000)
U.S. Treasury bonds & notes 0.55%
U.S. Treasury 0.55%
Other securities		42,336

Bonds & notes of governments outside the U.S. 0.07%
Other securities		5,954

Total bonds, notes & other debt instruments (cost: $48,208,000)		48,290

Short-term securities 6.38%
American Honda Finance Corp. 0.11% due 2/9/2015	$51,600	51,592
Bank of Nova Scotia 0.17%–0.18% due 1/13/2015–1/26/2015[3]	91,600	91,595
Federal Home Loan Bank 0.09%–0.10% due 2/18/2015–4/17/2015	65,600	65,596
Mizuho Funding LLC 0.19%–0.21% due 1/5/2015–2/17/2015[3]	73,500	73,487
Other securities		209,647

Total short-term securities (cost: $491,905,000)		491,917
Total investment securities 99.68% (cost: $6,214,414,000)		7,687,281
Other assets less liabilities 0.32%		24,573

Net assets 100.00%		$7,711,854

60	American Funds Insurance Series

International Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $0, an aggregate cost of $138,000, and which represented less than .01% of the net assets of the fund) were acquired from 2/11/1998 to 8/31/1998 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $196,648,000 over the prior 12-month period.

					Unrealized
			Contract amount		appreciation
			Receive	Deliver	at 12/31/2014
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	1/22/2015	UBS AG	$6,095	A$7,000	$ 390
Euros	1/7/2015	Bank of America, N.A.	$22,483	€18,000	700
Euros	1/23/2015	Bank of America, N.A.	$2,108	€1,694	58
Japanese yen	1/8/2015	UBS AG	$13,069	¥1,525,000	336
Japanese yen	1/9/2015	Barclays Bank PLC	$117,678	¥13,846,000	2,073
Japanese yen	1/16/2015	Barclays Bank PLC	$19,022	¥2,250,000	235
Swiss francs	1/14/2015	Citibank	$11,274	CHF10,900	309
					$4,101

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $6,549,203,000, which represented 84.92% of the net assets of the fund. This amount includes $6,542,173,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $303,632,000, which represented 3.94% of the net assets of the fund.

Key to abbreviations and symbols

ADR = American Depositary Receipts

A$ = Australian dollars

CHF = Swiss francs

€ = Euros

GBP = British pounds

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series	61

New World Fund

Summary investment portfolio December 31, 2014

Common stocks 75.75%	Shares	Value (000)
Information technology 13.41%
Alcatel-Lucent[1,2]	16,426,961	$58,319
Baidu, Inc., Class A (ADR)[1]	184,700	42,106
Google Inc., Class A1	37,400	19,847
Google Inc., Class C1	37,400	19,687
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	5,322,000	23,485
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	540,000	12,085
Murata Manufacturing Co., Ltd.[2]	301,000	32,879
Infosys Ltd.[2]	798,222	24,826
Cognizant Technology Solutions Corp., Class A1	435,000	22,907
Other securities		89,970
		346,111

Financials 12.85%
ICICI Bank Ltd.[2]	5,603,830	31,125
ICICI Bank Ltd. (ADR)	1,000,000	11,550
AEON Financial Service Co., Ltd.[2]	1,740,000	34,016
Citigroup Inc.	560,000	30,302
Fibra Uno Administración, SA de CV	9,301,578	27,412
Housing Development Finance Corp. Ltd.[2]	1,353,000	24,205
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,230,000	23,103
American Tower Corp.	225,000	22,241
Other securities		127,901
		331,855

Consumer discretionary 12.33%
Naspers Ltd., Class N2	309,919	39,901
Domino’s Pizza, Inc.	418,000	39,363
Ctrip.com International, Ltd. (ADR)[1]	718,500	32,692
Maruti Suzuki India Ltd.[2]	519,500	27,311
Toyota Motor Corp.[2]	398,900	24,876
Arcos Dorados Holdings Inc., Class A	4,289,656	23,207
Zee Entertainment Enterprises Ltd.[2]	3,832,000	23,011
Melco International Development Ltd.[2]	8,155,000	17,854
Other securities		90,068
		318,283

Consumer staples 8.80%
LT Group, Inc.[2]	104,395,900	28,302
Pernod Ricard SA2	208,900	23,162
Lenta Ltd. (GDR)[1,2]	3,267,900	22,088
ITC Ltd.[2]	3,715,000	21,630
Nestlé SA2	293,696	21,528
Magnit OJSC (GDR)[2]	388,100	17,501
Other securities		92,972
		227,183

Health care 6.84%
Novo Nordisk A/S, Class B2	1,035,600	43,818
Novartis AG2	280,500	25,797
Novartis AG (ADR)	134,000	12,416
Other securities		94,440
		176,471

Energy 6.70%
Reliance Industries Ltd.[2]	3,042,302	42,796
Royal Dutch Shell PLC, Class B2	600,000	20,612
Royal Dutch Shell PLC, Class B (ADR)	95,000	6,608
InterOil Corp.[1]	518,000	25,273
Oil Search Ltd.[2]	2,716,613	17,551
Other securities		60,172
		173,012

62	American Funds Insurance Series

New World Fund

Common stocks	Shares	Value (000)
Industrials 4.12%
Cummins Inc.	198,000	$28,546
Airbus Group NV2	431,929	21,453
ASSA ABLOY AB, Class B2	330,886	17,486
Other securities		38,958
		106,443

Telecommunication services 2.76%
Reliance Communications Ltd.[1,2]	23,578,631	29,696
Other securities		41,605
		71,301

Materials 1.92%
First Quantum Minerals Ltd.	1,297,000	18,431
Other securities		31,129
		49,560

Utilities 1.57%
Other securities		40,484

Miscellaneous 4.45%
Other common stocks in initial period of acquisition		114,856

Total common stocks (cost: $1,833,406,000)		1,955,559

Preferred securities 0.04%
Consumer discretionary 0.04%
Other securities		1,083

Total preferred securities (cost: $570,000)		1,083

Bonds, notes & other debt instruments 7.38%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 5.79%
Other securities		149,444

Corporate bonds & notes 0.92%
Other 0.92%
Other securities		23,676

U.S. Treasury bonds & notes 0.67%
U.S. Treasury 0.67%
U.S. Treasury 4.00% 2015	$17,200	17,281

Total bonds, notes & other debt instruments (cost: $193,381,000)		190,401

Short-term securities 16.83%
CAFCO, LLC 0.12% due 1/16/2015	25,000	24,999
Chevron Corp. 0.11%–0.14% due 2/9/2015–4/14/2015[3]	40,000	39,984
Fannie Mae 0.05%–0.09% due 1/20/2015–5/4/2015	45,782	45,778
Federal Home Loan Bank 0.05%–0.11% due 1/16/2015–2/6/2015	109,600	109,598
Intel Corp. 0.14% due 1/14/2015	20,000	19,999
Mitsubishi UFJ Trust and Banking Corp. 0.17% due 1/9/2015[3]	10,000	10,000
Province of Ontario 0.10% due 2/13/2015	40,000	39,996

American Funds Insurance Series	63

New World Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
Svenska Handelsbanken Inc. 0.20% due 2/20/2015[3]	$20,000	$19,996
Victory Receivables Corp. 0.17%–0.19% due 1/16/2015–1/28/2015[3]	60,000	59,995
Other securities		64,196

Total short-term securities (cost: $434,535,000)		434,541
Total investment securities 100.00% (cost: $2,461,892,000)		2,581,584
Other assets less liabilities (0.00)%		(106)

Net assets 100.00%		$2,581,478

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $33,229,000 over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 12/31/2014
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Brazilian reais	1/12/2015	Citibank	$3,304	BRL8,700	$ 42
Brazilian reais	1/16/2015	UBS AG	$1,192	BRL3,214	(12)
Colombian pesos	1/16/2015	Citibank	$757	COP1,742,013	24
Colombian pesos	1/23/2015	UBS AG	$3,501	COP8,524,500	(83)
Colombian pesos	1/27/2015	Barclays Bank PLC	$1,127	COP2,715,850	(15)
Euros	1/12/2015	HSBC Bank	$62	€50	2
Euros	1/14/2015	JPMorgan Chase	$999	€800	31
Euros	1/14/2015	Bank of America, N.A.	$739	€600	12
Euros	1/15/2015	Bank of America, N.A.	$545	€440	12
Hungarian forints	1/15/2015	HSBC Bank	$1,176	HUF291,600	61
Indonesian rupiah	1/8/2015	JPMorgan Chase	$575	IDR7,094,950	3
Indonesian rupiah	1/12/2015	Citibank	$383	IDR4,714,400	3
Indonesian rupiah	1/12/2015	JPMorgan Chase	$220	IDR2,737,400	(1)
Japanese yen	1/7/2015	UBS AG	$1,032	¥121,900	14
Japanese yen	1/15/2015	UBS AG	$526	¥63,000	— [4]
Japanese yen	1/22/2015	Bank of America, N.A.	$1,287	¥153,000	9
Mexican pesos	1/13/2015	UBS AG	$2,668	MXN36,300	210
Mexican pesos	1/22/2015	HSBC Bank	$554	MXN8,210	(2)
Philippine pesos	1/12/2015	Barclays Bank PLC	$2,064	PHP92,650	(6)
Russian rubles	1/13/2015	Citibank	$598	RUB28,600	131
Russian rubles	1/16/2015	JPMorgan Chase	$1,047	RUB56,975	118
Turkish lira	1/12/2015	Citibank	$371	TRY850	8
Turkish lira	1/15/2015	UBS AG	$218	TRY500	5
					$566

64	American Funds Insurance Series

New World Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,265,473,000, which represented 49.02% of the net assets of the fund. This amount includes $1,259,886,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $223,945,000, which represented 8.68% of the net assets of the fund.
[4]	Amount less than one thousand.

Key to abbreviations and symbols

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

BRL = Brazilian reais

COP = Colombian pesos

€ = Euros

HUF = Hungarian forints

IDR = Indonesian rupiah

¥ = Japanese yen

MXN = Mexican pesos

PHP = Philippine pesos

RUB = Russian rubles

TRY = Turkish lira

See Notes to Financial Statements

American Funds Insurance Series	65

Blue Chip Income and Growth Fund

Summary investment portfolio December 31, 2014

Common stocks 96.20%	Shares	Value (000)
Health care 16.59%
Amgen Inc.	2,694,600	$429,223
Gilead Sciences, Inc.[1]	3,197,735	301,418
AbbVie Inc.	1,664,800	108,944
Medtronic, Inc.	1,375,000	99,275
Teva Pharmaceutical Industries Ltd. (ADR)	1,202,000	69,127
Bristol-Myers Squibb Co.	1,125,000	66,409
Novartis AG (ADR)	708,500	65,650
Other securities		66,662
		1,206,708

Industrials 15.00%
Precision Castparts Corp.	706,000	170,061
General Dynamics Corp.	1,060,900	146,001
CSX Corp.	3,372,000	122,168
United Parcel Service, Inc., Class B	850,000	94,494
Union Pacific Corp.	750,000	89,347
Cummins Inc.	473,100	68,207
Norfolk Southern Corp.	592,800	64,977
Illinois Tool Works Inc.	650,000	61,555
General Electric Co.	2,400,000	60,648
United Technologies Corp.	500,000	57,500
Other securities		155,613
		1,090,571

Information technology 13.49%
Apple Inc.	1,642,377	181,285
Western Union Co.	8,225,000	147,310
Texas Instruments Inc.	2,630,000	140,613
Cisco Systems, Inc.	5,015,000	139,492
Oracle Corp.	2,395,000	107,703
Microsoft Corp.	1,400,000	65,030
International Business Machines Corp.	330,000	52,945
Other securities		146,319
		980,697

Consumer staples 10.84%
Altria Group, Inc.	4,654,000	229,303
Philip Morris International Inc.	2,497,400	203,413
Kraft Foods Group, Inc.	1,076,666	67,464
Kimberly-Clark Corp.	500,000	57,770
Mondelez International, Inc.	1,580,000	57,394
Coca-Cola Co.	1,250,000	52,775
Other securities		120,100
		788,219

Telecommunication services 8.90%
Verizon Communications Inc.	7,491,339	350,445
CenturyLink, Inc.	4,908,135	194,264
AT&T Inc.	3,060,000	102,785
		647,494

Consumer discretionary 7.99%
Johnson Controls, Inc.	3,546,000	171,414
General Motors Co.	3,625,000	126,549
Darden Restaurants, Inc.	2,045,000	119,898
Las Vegas Sands Corp.	1,234,000	71,769
Other securities		91,779
		581,409

66	American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks	Shares	Value (000)
Utilities 7.55%
Exelon Corp.	5,913,000	$219,254
FirstEnergy Corp.	3,544,200	138,188
PG&E Corp.	2,413,000	128,468
Other securities		63,405
		549,315

Energy 5.16%
Canadian Natural Resources, Ltd.	4,221,000	130,345
Cabot Oil & Gas Corp.	3,129,000	92,650
Royal Dutch Shell PLC, Class B (ADR)	750,000	52,170
Exxon Mobil Corp.	546,300	50,505
Other securities		49,813
		375,483

Materials 2.98%
Praxair, Inc.	688,000	89,137
Vale SA, Class A, preferred nominative (ADR)	7,002,000	50,835
Other securities		76,783
		216,755

Financials 2.78%
JPMorgan Chase & Co.	1,870,000	117,025
American International Group, Inc.	998,000	55,898
Other securities		29,223
		202,146

Miscellaneous 4.92%
Other common stocks in initial period of acquisition		357,685

Total common stocks (cost: $5,089,072,000)		6,996,482

Short-term securities 3.51%	Principal amount (000)
ExxonMobil Corp. 0.08% due 1/27/2015	$24,100	24,098
Freddie Mac 0.06%–0.10% due 2/5/2015–5/6/2015	54,100	54,093
Jupiter Securitization Co., LLC 0.27% due 4/27/2015[2]	10,000	9,993
Kimberly-Clark Corp. 0.12% due 1/14/2015[2]	15,000	14,999
Other securities		151,881

Total short-term securities (cost: $255,056,000)		255,064
Total investment securities 99.71% (cost: $5,344,128,000)		7,251,546
Other assets less liabilities 0.29%		21,338

Net assets 100.00%		$7,272,884

American Funds Insurance Series	67

Blue Chip Income and Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $106,984,000, which represented 1.47% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

68	American Funds Insurance Series

Global Growth and Income Fund

Summary investment portfolio December 31, 2014

Common stocks 95.00%	Shares	Value (000)
Financials 21.91%
AXA SA1	1,834,360	$42,367
CME Group Inc., Class A	365,500	32,402
Wells Fargo & Co.	445,000	24,395
Banco Santander, SA1,2	2,746,403	22,965
ICICI Bank Ltd. (ADR)	1,575,000	18,191
Suncorp Group Ltd.[1]	1,495,191	17,038
Sun Hung Kai Properties Ltd.[1]	1,094,201	16,546
JPMorgan Chase & Co.	255,000	15,958
Oaktree Capital Group, LLC	285,000	14,772
Shinsei Bank, Ltd.[1]	8,060,000	14,071
McGraw Hill Financial, Inc.	145,500	12,947
Other securities		181,616
		413,268

Consumer discretionary 12.38%
D.R. Horton, Inc.	1,000,000	25,290
Carnival Corp., units	475,000	21,532
Home Depot, Inc.	178,000	18,685
HUGO BOSS AG1	150,000	18,416
Amazon.com, Inc.[2]	49,400	15,331
Comcast Corp., Class A	255,000	14,792
Toll Brothers, Inc.[2]	400,000	13,708
Twenty-First Century Fox, Inc., Class A	335,000	12,866
Other securities		92,895
		233,515

Information technology 11.99%
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	12,460,800	54,986
Microsoft Corp.	922,000	42,827
Cisco Systems, Inc.	920,000	25,590
Google Inc., Class C2	23,850	12,555
Google Inc., Class A2	18,400	9,764
ASM Pacific Technology Ltd.[1]	1,477,000	14,042
Avago Technologies Ltd.	125,000	12,573
Other securities		53,820
		226,157

Industrials 11.95%
United Continental Holdings, Inc.[2]	500,000	33,445
Lockheed Martin Corp.	150,000	28,886
Geberit AG1	60,000	20,390
Meggitt PLC[1]	2,519,290	20,138
Abertis Infraestructuras, SA, Class A1	969,750	19,158
Masco Corp.	700,000	17,640
Airbus Group NV1	284,000	14,105
Other securities		71,602
		225,364

Health care 10.86%
Merck & Co., Inc.	1,233,900	70,073
Novartis AG1	349,000	32,097
Vertex Pharmaceuticals Inc.[2]	238,877	28,379
Pfizer Inc.	451,000	14,049
Other securities		60,252
		204,850

American Funds Insurance Series	69

Global Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Telecommunication services 7.01%
Orange[1]	1,970,000	$33,502
MTN Group Ltd.[1]	1,100,000	20,874
AT&T Inc.	525,000	17,635
TalkTalk Telecom Group PLC[1]	3,704,000	17,405
Globe Telecom, Inc.[1]	399,695	15,349
Other securities		27,584
		132,349

Consumer staples 6.15%
British American Tobacco PLC[1]	338,500	18,392
Philip Morris International Inc.	175,000	14,254
Other securities		83,310
		115,956

Materials 5.13%
Potash Corp. of Saskatchewan Inc.	841,000	29,704
Newmont Mining Corp.	1,000,000	18,900
Dow Chemical Co.	335,000	15,279
Other securities		32,950
		96,833

Utilities 4.24%
Exelon Corp.	500,000	18,540
EDP - Energias de Portugal, SA1	4,220,000	16,320
NRG Yield, Inc., Class A	337,800	15,924
Other securities		29,278
		80,062

Energy 3.38%
Other securities		63,741

Total common stocks (cost: $1,482,814,000)		1,792,095

Preferred securities 0.02%
Consumer discretionary 0.02%
Other securities		458

Total preferred securities (cost: $256,000)		458

Rights & warrants 0.01%
Financials 0.01%
Other securities		129

Total rights & warrants (cost: $0)		129

70	American Funds Insurance Series

Global Growth and Income Fund

Convertible bonds 0.06%	Principal amount (000)	Value (000)
Consumer discretionary 0.06%
Other securities		$1,111

Total convertible bonds (cost: $927,000)		1,111

Bonds, notes & other debt instruments 0.75%
U.S. Treasury bonds & notes 0.38%
U.S. Treasury 0.38%
Other securities		7,210

Corporate bonds & notes 0.37%
Other 0.37%
Other securities		6,854

Total bonds, notes & other debt instruments (cost: $16,339,000)		14,064

Short-term securities 3.52%
Mitsubishi UFJ Trust and Banking Corp. 0.16% due 1/15/2015[3]	$29,100	29,098
Mizuho Funding LLC 0.19% due 1/5/2015[3]	15,500	15,500
Other securities		21,892

Total short-term securities (cost: $66,489,000)		66,490
Total investment securities 99.36% (cost: $1,566,825,000)		1,874,347
Other assets less liabilities 0.64%		12,004

Net assets 100.00%		$1,886,351

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $21,353,000 over the prior 12-month period.

			Contract amount		Unrealized appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2014 (000)
Sales:
Australian dollars	1/12/2015	Citibank	$3,176	A$3,840	$ 44
Euros	1/12/2015	Citibank	$7,835	€6,300	210
Japanese yen	1/13/2015	JPMorgan Chase	$10,610	¥1,150,000	1,009
Japanese yen	1/14/2015	JPMorgan Chase	$54	¥6,500	—	[4]
Japanese yen	1/15/2015	UBS AG	$54	¥6,500	—	[4]
Japanese yen	1/16/2015	Bank of America, N.A.	$1,754	¥210,000	1
Japanese yen	1/22/2015	Bank of America, N.A.	$55	¥6,500	—	[4]
					$1,264

American Funds Insurance Series	71

Global Growth and Income Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on such holdings and related transactions during the year ended December 31, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2014 (000)
Rickmers Maritime[1]	54,840,000	—	—	54,840,000	$1,316	$11,584

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $817,501,000, which represented 43.34% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $45,178,000, which represented 2.39% of the net assets of the fund.
[4]	Amount less than one thousand.

Key to abbreviation and symbols

ADR = American Depositary Receipts

A$ = Australian dollars

€ = Euros

¥ = Japanese yen

See Notes to Financial Statements

72	American Funds Insurance Series

Growth-Income Fund

Summary investment portfolio December 31, 2014

Common stocks 91.60%	Shares	Value (000)
Health care 17.32%
Amgen Inc.	5,356,100	$853,173
Gilead Sciences, Inc.[1]	7,759,200	731,382
Alexion Pharmaceuticals, Inc.[1]	1,590,000	294,198
Express Scripts Holding Co.[1]	2,600,309	220,168
Stryker Corp.	2,185,011	206,112
Merck & Co., Inc.	3,626,080	205,925
UnitedHealth Group Inc.	1,766,396	178,565
Illumina, Inc.[1]	948,000	174,982
Humana Inc.	1,193,600	171,437
Edwards Lifesciences Corp.[1]	1,193,900	152,079
Other securities		1,206,229
		4,394,250

Information technology 16.43%
Texas Instruments Inc.	12,199,259	652,233
Google Inc., Class A1	606,000	321,580
Google Inc., Class C1	577,600	304,049
Oracle Corp.	10,356,500	465,732
Microsoft Corp.	8,090,000	375,781
Yahoo! Inc.[1]	5,038,000	254,469
Apple Inc.	2,246,300	247,947
Accenture PLC, Class A	2,068,500	184,738
Intuit Inc.	1,989,400	183,403
Other securities		1,178,124
		4,168,056

Consumer discretionary 13.03%
Amazon.com, Inc.[1]	1,898,800	589,293
Home Depot, Inc.	3,200,000	335,904
Time Warner Inc.	3,525,000	301,105
Comcast Corp., Class A	3,962,500	229,865
Comcast Corp., Class A, special nonvoting shares	1,000,000	57,565
General Motors Co.	6,952,256	242,703
Royal Caribbean Cruises Ltd.	1,983,000	163,459
Other securities		1,385,260
		3,305,154

Industrials 9.51%
CSX Corp.	8,124,200	294,340
General Dynamics Corp.	1,909,300	262,758
Precision Castparts Corp.	969,800	233,605
Nielsen NV	4,401,039	196,859
Waste Management, Inc.	3,138,000	161,042
Other securities		1,263,476
		2,412,080

Financials 7.87%
Crown Castle International Corp.	2,808,200	221,005
State Street Corp.	2,534,500	198,958
Marsh & McLennan Companies, Inc.	3,426,100	196,110
JPMorgan Chase & Co.	2,455,300	153,653
Other securities		1,227,099
		1,996,825

Materials 6.80%
Celanese Corp., Series A	5,930,400	355,587
Dow Chemical Co.	6,573,500	299,817
Monsanto Co.	1,980,243	236,580
Other securities		831,540
		1,723,524

American Funds Insurance Series	73

Growth-Income Fund

Common stocks (continued)	Shares	Value (000)
Energy 6.65%
ConocoPhillips	3,334,460	$230,278
EOG Resources, Inc.	2,341,300	215,563
Royal Dutch Shell PLC, Class A (ADR)	3,016,000	201,921
Schlumberger Ltd.	2,055,000	175,518
Other securities		863,211
		1,686,491

Consumer staples 6.42%
Philip Morris International Inc.	4,627,444	376,905
Altria Group, Inc.	4,050,700	199,578
Coca-Cola Co.	4,708,400	198,789
CVS/Caremark Corp.	1,670,000	160,838
Other securities		691,493
		1,627,603

Telecommunication services 1.61%
Verizon Communications Inc.	6,731,501	314,900
Other securities		93,754
		408,654

Utilities 0.97%
Sempra Energy	1,455,000	162,029
Other securities		83,936
		245,965

Miscellaneous 4.99%
Other common stocks in initial period of acquisition		1,265,338

Total common stocks (cost: $15,610,703,000)		23,233,940

Rights & warrants 0.02%
Consumer discretionary 0.02%
Other securities		3,633

Total rights & warrants (cost: $3,908,000)		3,633

Convertible stocks 0.04%
Financials 0.04%
Other securities		9,007

Total convertible stocks (cost: $6,000,000)		9,007

Convertible bonds 0.12%	Principal amount (000)
Information technology 0.12%
Other securities		30,961

Total convertible bonds (cost: $27,669,000)		30,961

Bonds, notes & other debt instruments 0.17%
Corporate bonds & notes 0.11%
Other 0.11%
Other securities		27,682

U.S. Treasury bonds & notes 0.06%
U.S. Treasury 0.06%
Other securities		14,935

Total bonds, notes & other debt instruments (cost: $40,155,000)		42,617

74	American Funds Insurance Series

Growth-Income Fund

Short-term securities 8.10%	Principal amount (000)	Value (000)
Apple Inc. 0.13% due 1/8/2015[2]	$17,200	$17,200
Coca-Cola Co. 0.10%–0.19% due 1/15/2015–5/8/2015[2]	117,800	117,760
Fannie Mae 0.07%–0.15% due 3/2/2015–10/5/2015	183,900	183,795
Federal Home Loan Bank 0.05%–0.17% due 1/14/2015–10/5/2015	585,200	585,112
Freddie Mac 0.09%–0.17% due 1/6/2015–11/3/2015	321,800	321,632
Other securities		830,643

Total short-term securities (cost: $2,056,061,000)		2,056,142
Total investment securities 100.05% (cost: $17,744,496,000)		25,376,300
Other assets less liabilities (0.05)%		(12,752)

Net assets 100.00%		$25,363,548

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,838,773,000, which represented 7.25% of the net assets of the fund. This amount includes $1,759,866,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. One of the securities in “Other securities” (with a value of $9,007,000, a cost of $6,000,000, and which represented .04% of the net assets of the fund) was acquired on 6/28/2012 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $698,638,000, which represented 2.75% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series	75

International Growth and Income Fund

Summary investment portfolio December 31, 2014

Common stocks 90.06%	Shares	Value (000)
Financials 23.43%
Prudential PLC[1]	1,049,574	$24,153
Aviva PLC[1]	2,081,000	15,593
Wharf (Holdings) Ltd.[1]	2,071,000	14,872
Siam Commercial Bank PCL[1]	2,665,000	14,724
Barclays PLC[1]	3,872,500	14,559
BNP Paribas SA1	233,700	13,733
St. James’s Place PLC[1]	1,048,000	13,170
Cheung Kong (Holdings) Ltd.[1]	610,000	10,179
Banco Bilbao Vizcaya Argentaria, SA1	635,533	5,981
Banco Bilbao Vizcaya Argentaria, SA (ADR)	320,944	3,014
Axis Bank Ltd.[1]	906,000	7,158
Mitsubishi UFJ Financial Group, Inc.[1]	1,205,000	6,605
Toronto-Dominion Bank	113,000	5,399
Other securities		87,074
		236,214

Utilities 12.75%
EDP - Energias de Portugal, SA1	8,130,084	31,443
SSE PLC[1]	1,056,225	26,516
Fortum Oyj[1]	865,793	18,709
National Grid PLC[1]	1,044,870	14,895
ENDESA, SA1	650,236	12,915
Power Assets Holdings Ltd.[1]	1,013,000	9,786
PT Perusahaan Gas Negara (Persero) Tbk[1]	15,009,239	7,230
Other securities		7,034
		128,528

Consumer discretionary 12.30%
H & M Hennes & Mauritz AB, Class B1	460,700	19,111
HUGO BOSS AG1	84,900	10,423
Numericable Group SA, non-registered shares[1,2]	210,435	10,377
L’Occitane International SA1	2,840,000	7,147
Other securities		76,912
		123,970

Consumer staples 10.81%
Philip Morris International Inc.	348,000	28,345
British American Tobacco PLC[1]	292,400	15,887
Imperial Tobacco Group PLC[1]	317,000	13,882
Japan Tobacco Inc.[1]	396,600	10,890
CALBEE, Inc.[1]	284,400	9,818
Nestlé SA1	124,000	9,089
Other securities		21,093
		109,004

Health care 10.60%
Novartis AG1	393,870	36,223
Glenmark Pharmaceuticals Ltd.[1]	1,180,000	14,351
Orion Oyj, Class B1	429,600	13,337
Sonic Healthcare Ltd.[1]	618,000	9,281
Other securities		33,667
		106,859

Industrials 7.83%
easyJet PLC[1]	580,489	14,983
ASSA ABLOY AB, Class B1	206,800	10,929
Ryanair Holdings PLC (ADR)[2]	106,000	7,555
BAE Systems PLC[1]	1,000,000	7,300

76	American Funds Insurance Series

International Growth and Income Fund

Common stocks	Shares	Value (000)
Rolls-Royce Holdings PLC[1,2]	525,000	$7,072
Jardine Matheson Holdings Ltd.[1]	115,000	6,998
Other securities		24,117
		78,954

Energy 4.48%
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	389,000	12,894
Veresen Inc.	692,000	10,936
BP PLC[1]	1,336,800	8,488
Other securities		12,813
		45,131

Materials 3.18%
Syngenta AG1	29,080	9,338
Fortescue Metals Group Ltd.[1]	3,175,000	6,997
Other securities		15,779
		32,114

Telecommunication services 3.15%
China Mobile Ltd.[1]	700,000	8,223
Other securities		23,551
		31,774

Information technology 1.53%
Delta Electronics, Inc.[1]	1,380,760	8,204
Other securities		7,249
		15,453

Total common stocks (cost: $865,333,000)		908,001

Rights & warrants 0.01%
Financials 0.01%
Other securities		61

Total rights & warrants (cost: $62,000)		61

Convertible bonds 0.25%	Principal amount (000)
Financials 0.25%
Other securities		2,556

Total convertible bonds (cost: $2,560,000)		2,556

Bonds, notes & other debt instruments 0.92%
Corporate bonds & notes 0.54%
Telecommunication services 0.36%
Numericable Group SA, First Lien, 6.00% 2022[3]	$950	956
Other securities		2,723
		3,679

Other 0.18%
Other securities		1,782

Total corporate bonds & notes		5,461

Bonds & notes of governments & government agencies outside the U.S. 0.38%
Other securities		3,795

Total bonds, notes & other debt instruments (cost: $10,167,000)		9,256

American Funds Insurance Series	77

International Growth and Income Fund

Short-term securities 8.39%	Principal amount (000)	Value (000)
ExxonMobil Corp. 0.14% due 3/2/2015	$13,100	$13,097
Federal Home Loan Bank 0.04% due 1/6/2015	10,000	10,000
Freddie Mac 0.08% due 2/25/2015	10,000	10,000
General Electric Co. 0.10% due 1/2/2015	7,700	7,700
Mitsubishi UFJ Trust and Banking Corp. 0.14% due 1/13/2015[3]	5,000	4,999
Siemens Capital Co. LLC 0.11% due 1/5/2015[3]	15,000	15,000
Toronto-Dominion Holdings USA Inc. 0.14% due 1/16/2015[3]	23,800	23,799

Total short-term securities (cost: $84,594,000)		84,595
Total investment securities 99.63% (cost: $962,716,000)		1,004,469
Other assets less liabilities 0.37%		3,741

Net assets 100.00%		$1,008,210

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $824,121,000, which represented 81.74% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $46,348,000, which represented 4.60% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

GBP = British pounds

See Notes to Financial Statements

78	American Funds Insurance Series

Capital Income Builder

Summary investment portfolio December 31, 2014

Common stocks 81.31%	Shares	Value (000)
Consumer staples 12.90%
Altria Group, Inc.	48,910	$2,410
Philip Morris International Inc.	25,375	2,067
Coca-Cola Co.	31,745	1,340
Unilever PLC[1]	25,710	1,044
Japan Tobacco Inc.[1]	28,100	772
Other securities		2,060
		9,693

Financials 11.39%
Sampo Oyj, Class A1	32,009	1,501
Swedbank AB, Class A1	39,771	990
BB&T Corp.	22,080	859
Mercury General Corp.	12,410	703
CME Group Inc., Class A	7,595	673
HSBC Holdings PLC (GBP denominated)[1]	69,820	660
Wells Fargo & Co.	11,700	641
Other securities		2,533
		8,560

Health care 10.49%
Novartis AG1	19,363	1,781
AstraZeneca PLC[1]	13,950	981
AstraZeneca PLC (ADR)	8,490	598
Pfizer Inc.	45,480	1,417
GlaxoSmithKline PLC[1]	43,700	935
Bristol-Myers Squibb Co.	14,285	843
Other securities		1,327
		7,882

Utilities 9.46%
National Grid PLC[1]	109,300	1,558
SSE PLC[1]	55,070	1,383
Red Eléctrica Corporación, SA1	8,075	709
Duke Energy Corp.	8,450	706
Other securities		2,753
		7,109

Telecommunication services 9.41%
Verizon Communications Inc.	30,770	1,440
HKT Trust and HKT Ltd., units[1]	1,004,340	1,307
Singapore Telecommunications Ltd.[1]	290,000	851
CenturyLink, Inc.	18,365	727
Swisscom AG1	1,281	673
AT&T Inc.	18,380	617
Other securities		1,459
		7,074

Consumer discretionary 6.76%
Daimler AG1	12,371	1,032
Leggett & Platt, Inc.	17,690	754
Greene King PLC[1]	64,220	745
AB Electrolux, Series B1	20,760	609
SES SA, Class A (FDR)[1]	15,367	551
Other securities		1,393
		5,084

American Funds Insurance Series	79

Capital Income Builder

Common stocks (continued)	Shares	Value (000)
Energy 6.70%
Royal Dutch Shell PLC, Class B1	33,360	$1,146
ConocoPhillips	11,915	823
Enbridge Inc.	12,370	636
Crescent Point Energy Corp.	25,530	591
Exxon Mobil Corp.	4,600	425
Other securities		1,418
		5,039

Information technology 6.33%
Microsoft Corp.	36,160	1,680
VTech Holdings Ltd.[1]	58,600	838
Texas Instruments Inc.	11,030	590
Xilinx, Inc.	12,940	560
Paychex, Inc.	12,010	554
Other securities		538
		4,760

Industrials 4.10%
Siemens AG1	6,464	733
Lockheed Martin Corp.	3,655	704
Other securities		1,643
		3,080

Materials 3.13%
Dow Chemical Co.	16,715	762
Amcor Ltd.[1]	58,498	644
Other securities		949
		2,355

Miscellaneous 0.64%
Other common stocks in initial period of acquisition		477

Total common stocks (cost: $62,169,000)		61,113

Bonds, notes & other debt instruments 15.53%	Principal amount (000)
Mortgage-backed obligations 5.90%
Commercial mortgage-backed securities 3.03%
Other securities		2,275

Federal agency mortgage-backed obligations 2.87%
Government National Mortgage Assn. 4.36%–6.86% 2059–2063[2]	$1,994	2,158

Total mortgage-backed obligations		4,433

U.S. Treasury bonds & notes 4.74%
U.S. Treasury 2.78%
U.S. Treasury 3.50% 2020	1,450	1,582
U.S. Treasury 2.75%–3.63% 2019–2023	480	511
		2,093

U.S. Treasury inflation-protected securities 1.96%
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	1,400	1,355
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	102	116
		1,471

Total U.S. Treasury bonds & notes		3,564

80	American Funds Insurance Series

Capital Income Builder

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Corporate bonds & notes 3.35%
Financials 1.09%
Wells Fargo & Co. 5.625% 2017	$100	$111
Other securities		708
		819
Telecommunication services 0.15%
Verizon Communications Inc. 5.50% 2018	100	111

Other 2.11%
Other securities		1,586

Total corporate bonds & notes		2,516

Asset-backed obligations 1.54%
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2015[2]	850	859
Other securities		301

Total asset-backed obligations		1,160

Total bonds, notes & other debt instruments (cost: $11,676,000)		11,673

Short-term securities 2.79%
ExxonMobil Corp. 0.08% due 1/27/2015	1,000	1,000
General Electric Co. 0.10% due 1/2/2015	1,100	1,100

Total short-term securities (cost: $2,100,000)		2,100
Total investment securities 99.63% (cost: $75,945,000)		74,886
Other assets less liabilities 0.37%		280

Net assets 100.00%		$75,166

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $32,245,000, which represented 42.90% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

GBP = British pounds

See Notes to Financial Statements

American Funds Insurance Series	81

Asset Allocation Fund

Summary investment portfolio December 31, 2014

Common stocks 67.47%	Shares	Value (000)
Information technology 11.11%
Microsoft Corp.	14,225,000	$660,751
ASML Holding NV (New York registered)	2,162,000	233,128
KLA-Tencor Corp.	2,500,000	175,800
Texas Instruments Inc.	3,000,000	160,395
VeriSign, Inc.[1]	2,675,000	152,475
Autodesk, Inc.[1]	2,000,000	120,120
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,000,000	111,900
Cisco Systems, Inc.	4,000,000	111,260
Other securities		225,518
		1,951,347

Consumer discretionary 10.81%
Comcast Corp., Class A	7,100,000	411,871
Amazon.com, Inc.[1]	1,065,000	330,523
Home Depot, Inc.	2,405,000	252,453
Twenty-First Century Fox, Inc., Class A	4,750,000	182,424
VF Corp.	1,800,000	134,820
Gentex Corp.	3,500,000	126,455
General Motors Co.	3,500,000	122,185
Walt Disney Co.	1,150,000	108,318
Other securities		230,037
		1,899,086

Financials 10.01%
ACE Ltd.	2,620,000	300,986
JPMorgan Chase & Co.	4,750,000	297,255
American Express Co.	2,400,000	223,296
Citigroup Inc.	2,750,000	148,802
Other securities		787,221
		1,757,560

Industrials 8.00%
Lockheed Martin Corp.	2,115,000	407,286
Boeing Co.	1,720,000	223,566
Cummins Inc.	1,230,000	177,329
Other securities		597,090
		1,405,271

Health care 7.29%
Merck & Co., Inc.	6,350,000	360,616
Johnson & Johnson	2,075,000	216,983
UnitedHealth Group Inc.	1,500,000	151,635
Incyte Corp.[1]	2,000,000	146,220
Pfizer Inc.	4,210,000	131,141
Other securities		274,200
		1,280,795

Energy 7.19%
Chevron Corp.	1,625,000	182,292
Noble Energy, Inc.	3,600,000	170,748
Chesapeake Energy Corp.	7,700,000	150,689
Concho Resources Inc.[1]	1,238,816	123,572
Other securities		635,568
		1,262,869

82	American Funds Insurance Series

Asset Allocation Fund

Common stocks	Shares	Value (000)
Materials 4.84%
FMC Corp.	3,250,000	$185,347
Dow Chemical Co.	2,500,000	114,025
Potash Corp. of Saskatchewan Inc.	3,100,000	109,492
Monsanto Co.	900,000	107,523
Other securities		333,446
		849,833

Consumer staples 4.62%
Coca-Cola Co.	3,440,000	145,237
Philip Morris International Inc.	1,750,000	142,537
Unilever NV (New York registered)	3,445,000	134,493
Other securities		389,451
		811,718

Other 0.98%
Other securities		169,946

Miscellaneous 2.62%
Other common stocks in initial period of acquisition		460,600

Total common stocks (cost: $8,330,362,000)		11,849,025

Convertible stocks 0.06%
Industrials 0.06%
Other securities		10,915

Total convertible stocks (cost: $15,028,000)		10,915

Bonds, notes & other debt instruments 25.00%	Principal amount (000)
U.S. Treasury bonds & notes 10.96%
U.S. Treasury 7.99%
U.S. Treasury 0.25% 2015	$236,000	236,156
U.S. Treasury 0.625% 2018	143,000	140,129
U.S. Treasury 1.50% 2019	400,000	400,220
U.S. Treasury 2.75% 2024	130,000	136,764
U.S. Treasury 0.88%–7.25% 2015–2044[2]	471,000	488,834
		1,402,103

U.S. Treasury inflation-protected securities 2.97%
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	179,108	180,727
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	194,373	222,160
U.S. Treasury Inflation-Protected Security 0.13%–0.75% 2019–2043[3]	121,033	119,233
		522,120

Total U.S. Treasury bonds & notes		1,924,223

Corporate bonds & notes 7.77%
Financials 1.41%
JPMorgan Chase & Co. 1.35%–3.88% 2017–2024	13,515	13,555
Other securities		234,398
		247,953

Consumer discretionary 0.68%
21st Century Fox America, Inc. 3.70% 2024[4]	6,000	6,184
Amazon.com, Inc. 4.80% 2034	6,000	6,294
Comcast Corp. 4.75%–5.65% 2035–2044	7,250	8,330
Home Depot, Inc. 2.00% 2019	5,500	5,519
Other securities		92,983
		119,310

American Funds Insurance Series	83

Asset Allocation Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Other 5.68%
Other securities		$998,144

Total corporate bonds & notes		1,365,407

Mortgage-backed obligations 4.13%
Federal agency mortgage-backed obligations 3.48%
Fannie Mae 4.00% 2045[5,6]	$108,000	114,939
Fannie Mae 0%–7.50% 2021–2047[5,6,7]	385,476	415,587
Freddie Mac 4.00%–6.50% 2023–2043[5,7]	45,257	49,208
Other securities		31,480
		611,214
Other 0.65%
Other securities		113,757

Total mortgage-backed obligations		724,971

Federal agency bonds & notes 1.57%
Fannie Mae 0.50%–3.51% 2015–2024[5,7]	133,772	136,018
Freddie Mac 0.75%–3.24% 2016–2024[5,7]	136,579	138,100
Other securities		1,589

Total federal agency bonds & notes		275,707

Other bonds & notes 0.57%
Other securities		99,674

Total bonds, notes & other debt instruments (cost: $4,354,101,000)		4,389,982

Short-term securities 9.63%
Chariot Funding, LLC 0.22% due 4/23/2015[4]	15,000	14,991
Chevron Corp. 0.10%–0.14% due 1/21/2015–4/10/2015[4]	96,400	96,387
Coca-Cola Co. 0.17% due 4/23/2015[4]	40,000	39,981
Fannie Mae 0.07%–0.11% due 1/5/2015–5/18/2015	311,100	311,051
Federal Home Loan Bank 0.06%–0.16% due 1/22/2015–7/31/2015	524,700	524,591
Freddie Mac 0.07%–0.18% due 2/4/2015–11/3/2015	293,600	293,514
Other securities		410,968

Total short-term securities (cost: $1,691,354,000)		1,691,483
Total investment securities 102.16% (cost: $14,390,845,000)		17,941,405
Other assets less liabilities (2.16)%		(378,537)

Net assets 100.00%		$17,562,868

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $394,040,000, which represented 2.24% of the net assets of the fund. This amount includes $364,386,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Some securities in “Other securities” (with an aggregate value of $5,692,000, an aggregate cost of $27,620,000, and which represented .03% of the net assets of the fund) were acquired from 3/10/2010 to 3/15/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $59,567,000, which represented ..34% of the net assets of the fund.

84	American Funds Insurance Series

Asset Allocation Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $411,714,000 over the prior seven-month period.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 12/31/2014 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.7885%	9/29/2016	$118,000	$(35)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.485	7/17/2018	200,000	(220)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.929	9/29/2019	80,000	778
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6365	10/16/2019	124,000	(513)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.652	9/29/2024	26,000	(902)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.402	6/23/2044	45,000	(6,755)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.945	10/16/2044	28,000	(1,480)
						$(9,127)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $10,940,000, which represented .06% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $839,403,000, which represented 4.78% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	A portion or all of the security purchased on a TBA basis.
[7]	Coupon rate may change periodically.

Key to abbreviations

ADR = American Depositary Receipts

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series	85

Global Balanced Fund

Summary investment portfolio December 31, 2014

Common stocks 60.73%	Shares	Value (000)
Industrials 10.43%
Cummins Inc.	19,200	$2,768
General Electric Co.	93,700	2,368
KONE Oyj, Class B1	49,600	2,253
Boeing Co.	17,000	2,210
BAE Systems PLC[1]	284,400	2,076
Robert Half International Inc.	30,000	1,751
Schneider Electric SE1	20,000	1,453
Rolls-Royce Holdings PLC[1,2]	105,045	1,415
Other securities		6,222
		22,516

Financials 9.76%
Link Real Estate Investment Trust[1]	429,509	2,681
Banco Santander, SA1,2	306,406	2,562
ORIX Corp.[1]	182,000	2,275
AIA Group Ltd.[1]	380,000	2,092
JPMorgan Chase & Co.	32,700	2,046
Bankia, SA1,2	1,179,000	1,748
Deutsche Bank AG1	51,750	1,564
Wells Fargo & Co.	24,000	1,316
Sumitomo Mitsui Financial Group, Inc.[1]	13,500	488
Other securities		4,280
		21,052

Consumer staples 8.45%
Nestlé SA1	40,240	2,950
Pernod Ricard SA1	22,220	2,464
Lorillard, Inc.	33,900	2,134
British American Tobacco PLC[1]	35,950	1,953
Altria Group, Inc.	31,000	1,527
SABMiller PLC[1]	28,500	1,475
Costco Wholesale Corp.	10,170	1,441
Other securities		4,281
		18,225

Information technology 8.14%
ASML Holding NV1	47,969	5,139
Microsoft Corp.	103,000	4,784
Murata Manufacturing Co., Ltd.[1]	12,600	1,376
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	300,000	1,324
Other securities		4,950
		17,573

Health care 6.43%
Merck & Co., Inc.	79,120	4,493
Novartis AG1	27,860	2,562
Humana Inc.	12,780	1,836
Other securities		4,976
		13,867

Consumer discretionary 6.38%
Comcast Corp., Class A	49,930	2,897
Home Depot, Inc.	21,030	2,208
SES SA, Class A (FDR)[1]	53,700	1,926
HUGO BOSS AG1	12,600	1,547
Tiffany & Co.	12,600	1,346
Other securities		3,839
		13,763

86	American Funds Insurance Series

Global Balanced Fund

Common stocks	Shares	Value (000)
Energy 3.39%
Royal Dutch Shell PLC, Class B1	71,220	$2,447
Chevron Corp.	13,030	1,462
ConocoPhillips	18,906	1,305
Other securities		2,092
		7,306
Materials 3.19%
MeadWestvaco Corp.	34,000	1,509
Dow Chemical Co.	33,000	1,505
Other securities		3,876
		6,890
Telecommunication services 1.41%
Other securities		3,051

Utilities 1.12%
EDP - Energias de Portugal, SA1	625,000	2,417

Miscellaneous 2.03%
Other common stocks in initial period of acquisition		4,379

Total common stocks (cost: $110,011,000)		131,039

Preferred securities 0.08%
Financials 0.08%
Other securities		166

Total preferred securities (cost: $150,000)		166

Convertible bonds 0.41%	Principal amount (000)
Consumer staples 0.41%
Other securities			873

Total convertible bonds (cost: $1,198,000)			873

Bonds, notes & other debt instruments 30.38%
Bonds & notes of governments & government agencies outside the U.S. 13.58%
German Government 2.00%–4.25% 2016–2044		€1,815	2,543
Spanish Government 4.00% 2018[3]		$500	527
Spanish Government 2.75%–5.40% 2023–2024		€1,160	1,715
United Kingdom 1.25%–5.00% 2015–2046		£2,480	4,308
United Mexican States Government Global 3.60% 2025		$200	200
United Mexican States Government 2.00%–10.00% 2015–2040[4]	MXN	39,899	3,063
Other securities			16,943
			29,299

U.S. Treasury bonds & notes 6.96%
U.S. Treasury 5.20%
U.S. Treasury 1.625% 2019		$1,925	1,930
U.S. Treasury 0.63%–4.38% 2015–2044		9,128	9,279
			11,209

American Funds Insurance Series	87

Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities 1.76%
U.S. Treasury Inflation-Protected Security 0.13%–2.38% 2017–2044[4]	$3,728	$3,800

Total U.S. Treasury bonds & notes		15,009

Corporate bonds & notes 6.79%
Financials 1.96%
JPMorgan Chase & Co. 3.25% 2022	28	28
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated)[5]	135	143
Other securities		4,047
		4,218

Health care 0.83%
Novartis Capital Corp. 2.90%–3.40% 2015–2024	150	154
Novartis Securities Investment Ltd. 5.125% 2019	25	28
Other securities		1,615
		1,797

Consumer staples 0.60%
Pernod Ricard SA 4.45% 2022[3]	150	161
Other securities		1,125
		1,286

Industrials 0.45%
Boeing Company 0.95% 2018	45	44
General Electric Capital Corp. 2.30%–3.15% 2017–2023	315	321
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[5]	100	117
Other securities		490
		972

Consumer discretionary 0.40%
Comcast Corp. 4.65% 2042	75	82
Other securities		786
		868

Other 2.55%
Other securities		5,506

Total corporate bonds & notes		14,647

Mortgage-backed obligations 3.05%
Federal agency mortgage-backed obligations 2.93%
Fannie Mae 3.50% 2045[6,7]	1,625	1,689
Fannie Mae 4.00% 2045[6,7]	1,825	1,942
Fannie Mae 2.50%–5.00% 2028–2045[6,7]	2,515	2,688
		6,319

88	American Funds Insurance Series

Global Balanced Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Commercial mortgage-backed securities 0.12%
Other securities		$262

Total mortgage-backed obligations		6,581
Total bonds, notes & other debt instruments (cost: $66,396,000)		65,536

Short-term securities 10.52%
Federal Home Loan Bank 0.10% due 2/20/2015	$6,500	6,500
Freddie Mac 0.05% due 1/9/2015	5,900	5,900
General Electric Co. 0.10% due 1/2/2015	3,300	3,300
Sumitomo Mitsui Banking Corp. 0.12% due 1/13/2015[3]	3,000	3,000
Victory Receivables Corp. 0.16% due 1/5/2015[3]	4,000	4,000

Total short-term securities (cost: $22,699,000)		22,700
Total investment securities 102.12% (cost: $200,454,000)		220,314
Other assets less liabilities (2.12)%		(4,565)

Net assets 100.00%		$215,749

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $8,176,000 over the prior 12-month period.

			Contract amount		Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2014 (000)
Purchases:
Euros	2/12/2015	HSBC Bank	€349	$434	$(12)
Japanese yen	1/13/2015	HSBC Bank	¥86,626	$727	(3)
Japanese yen	1/15/2015	HSBC Bank	¥147,249	$1,233	(3)
Japanese yen	1/22/2015	UBS AG	¥58,364	$496	(9)
Japanese yen	1/27/2015	UBS AG	¥34,916	$300	(9)
Japanese yen	1/28/2015	UBS AG	¥21,209	$180	(3)
					$(39)
Sales:
British pounds	1/9/2015	Bank of America, N.A.	$273	£175	— [8]
British pounds	1/12/2015	Bank of America, N.A.	$313	£200	2
British pounds	1/15/2015	HSBC Bank	$817	£520	6
British pounds	1/23/2015	Barclays Bank PLC	€255	£200	(3)
Colombian pesos	1/13/2015	Citibank	$52	COP122,625	— [8]
Colombian pesos	1/23/2015	JPMorgan Chase	$189	COP464,100	(6)
Euros	1/27/2015	UBS AG	¥43,702	€300	2
Euros	1/29/2015	Bank of America, N.A.	¥58,619	€400	5
Indonesian rupiah	1/8/2015	JPMorgan Chase	$122	IDR1,506,300	1
Japanese yen	1/8/2015	JPMorgan Chase	$1,579	¥189,000	1
Mexican pesos	1/28/2015	Citibank	$225	MXN3,275	3

American Funds Insurance Series	89

Global Balanced Fund

			Contract amount		Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2014 (000)
Mexican pesos	1/29/2015	Bank of America, N.A.	$143	MXN2,100	$— [8]
Norwegian kroner	1/9/2015	HSBC Bank	$139	NKr1,000	5
Norwegian kroner	1/14/2015	HSBC Bank	€87	NKr750	4
Norwegian kroner	1/14/2015	Bank of America, N.A.	€124	NKr1,100	3
Norwegian kroner	1/15/2015	HSBC Bank	$247	NKr1,800	5
Norwegian kroner	1/22/2015	HSBC Bank	€194	NKr1,800	(7)
Norwegian kroner	1/23/2015	UBS AG	€199	NKr1,800	— [8]
Polish zloty	1/22/2015	JPMorgan Chase	$459	PLN1,550	22
Polish zloty	1/27/2015	JPMorgan Chase	€556	PLN2,350	11
Russian rubles	1/14/2015	Citibank	$13	RUB750	1
Russian rubles	1/16/2015	JPMorgan Chase	$232	RUB12,625	26
South African rand	1/23/2015	UBS AG	$42	ZAR500	(1)
South African rand	1/28/2015	HSBC Bank	$184	ZAR2,150	(1)
Swedish kronor	1/12/2015	Bank of America, N.A.	$79	SKr600	2
Swedish kronor	1/14/2015	Citibank	$795	SKr5,900	38
					$119
Forward currency contracts — net					$80

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $69,790,000, which represented 32.35% of the net assets of the fund. This amount includes $69,262,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $10,322,000, which represented 4.78% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	A portion or all of the security purchased on a TBA basis.
[8]	Amount less than one thousand.

Key to abbreviations and symbols

FDR = Fiduciary Depositary Receipts

TBA = To be announced

COP = Colombian pesos

€ = Euros

£ = British pounds

IDR = Indonesian rupiah

¥ = Japanese yen

MXN = Mexican pesos

NKr = Norwegian kroner

PLN = Polish zloty

RUB = Russian rubles

SKr = Swedish kronor

ZAR = South African rand

See Notes to Financial Statements

90	American Funds Insurance Series

Bond Fund

Summary investment portfolio December 31, 2014

Bonds, notes & other debt instruments 95.74%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 37.80%
U.S. Treasury 30.56%
U.S. Treasury 7.50% 2016	$35,000	$39,468
U.S. Treasury 0.75% 2017[1]	109,229	108,819
U.S. Treasury 8.75% 2017	50,000	59,313
U.S. Treasury 1.25% 2018	218,100	216,702
U.S. Treasury 1.375% 2018	108,000	108,110
U.S. Treasury 1.50% 2018	86,875	87,289
U.S. Treasury 1.50% 2019	185,000	183,822
U.S. Treasury 1.50% 2019	178,755	177,602
U.S. Treasury 1.50% 2019	43,000	43,024
U.S. Treasury 1.625% 2019	310,000	310,825
U.S. Treasury 1.625% 2019	152,750	152,910
U.S. Treasury 1.625% 2019	152,625	152,875
U.S. Treasury 1.75% 2019	155,320	156,205
U.S. Treasury 1.125% 2020	67,300	65,381
U.S. Treasury 1.25% 2020	44,425	43,488
U.S. Treasury 1.375% 2020	68,250	66,979
U.S. Treasury 8.75% 2020	40,000	55,000
U.S. Treasury 2.125% 2021	55,000	55,560
U.S. Treasury 2.00% 2023	44,809	44,613
U.S. Treasury 2.25% 2024	96,985	97,682
U.S. Treasury 2.375% 2024	180,000	183,290
U.S. Treasury 2.75% 2024	40,050	42,134
U.S. Treasury 6.125% 2027	25,000	35,598
U.S. Treasury 3.625% 2043	75,400	88,713
U.S. Treasury 3.00% 2044	88,679	93,189
U.S. Treasury 0.63%–7.63% 2016–2044[1]	244,420	256,374
		2,924,965

U.S. Treasury inflation-protected securities 7.24%
U.S. Treasury Inflation-Protected Security 0.50% 2015[2]	41,286	40,750
U.S. Treasury Inflation-Protected Security 0.125% 2019[2]	150,739	149,387
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	74,152	71,752
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	189,641	191,355
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	172,855	197,385
U.S. Treasury Inflation-Protected Security 0.13%–2.39% 2015–2026[2]	41,454	42,011
		692,640

Total U.S. Treasury bonds & notes		3,617,605

Corporate bonds & notes 29.87%
Financials 7.40%
Other securities		707,917

Consumer staples 2.90%
Coca-Cola Co. 1.50%–3.15% 2015–2020	14,395	14,771
Other securities		262,865
		277,636

Industrials 1.88%
Volvo Treasury AB 5.95% 2015[3]	34,000	34,398
Other securities		145,325
		179,723

Other 17.69%
Other securities		1,693,862

Total corporate bonds & notes		2,859,138

American Funds Insurance Series	91

Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 21.46%
Federal agency mortgage-backed obligations 17.61%
Fannie Mae 3.50% 2045[4,5]	$135,000	$140,670
Fannie Mae 3.50% 2045[4,5]	75,000	77,945
Fannie Mae 4.00% 2045[4,5]	215,000	228,814
Fannie Mae 4.50% 2045[4,5]	446,334	483,618
Fannie Mae 4.50% 2045[4,5]	377,845	410,116
Fannie Mae 1.77%–9.44% 2023–2044[4,6]	113,216	123,516
Freddie Mac 0%–5.50% 2033–2044[4,6]	55,840	61,273
Government National Mortgage Assn. 4.00% 2044[4]	131,804	141,621
Government National Mortgage Assn. 4.00%–4.50% 2040–2044[4]	16,726	18,038
		1,685,611

Other 3.85%
Other securities		367,736

Total mortgage-backed obligations		2,053,347

Bonds & notes of governments & government agencies outside the U.S. 3.51%
Spanish Government 5.15% 2044	€26,750	46,332
Other securities		289,915
		336,247
Federal agency bonds & notes 1.89%
Fannie Mae 1.25%–5.38% 2016–2024	$24,990	25,428
Freddie Mac 1.25% 2019	44,500	43,623
Freddie Mac 0.50%–3.53% 2015–2023[4,6]	45,025	45,972
Other securities		65,826
		180,849
Municipals 0.90%
State of California, Various Purpose G.O. Bonds, 7.60% 2040	22,040	35,015
Other securities		51,002
		86,017

Asset-backed obligations 0.31%
Other securities		29,616

Total bonds, notes & other debt instruments (cost: $9,020,873,000)		9,162,819

Convertible bonds 0.01%
Financials 0.01%
Other securities		1,311

Total convertible bonds (cost: $1,333,000)		1,311

Preferred securities 0.03%	Shares
Financials 0.02%
Other securities		1,658

Miscellaneous 0.01%
Other preferred securities in initial period of acquisition		628

Total preferred securities (cost: $2,180,000)		2,286

92	American Funds Insurance Series

Bond Fund

Common stocks 0.00%	Shares	Value (000)
Consumer discretionary 0.00%
Other securities		$6

Total common stocks (cost: $2,376,000)		6

Short-term securities 17.20%	Principal amount (000)
Abbott Laboratories 0.09%–0.12% due 1/7/2015–3/4/2015[3]	$101,700	101,687
Chevron Corp. 0.10%–0.12% due 1/12/2015–2/24/2015[3]	39,900	39,895
Coca-Cola Co. 0.13%–0.20% due 2/6/2015–5/8/2015[3]	135,000	134,943
Emerson Electric Co. 0.09%–0.10% due 1/7/2015–3/2/2015[3]	52,200	52,193
Fannie Mae 0.07%–0.12% due 1/14/2015–6/1/2015	143,800	143,776
Federal Farm Credit Banks 0.11%–0.13% due 6/11/2015–7/17/2015	42,300	42,271
Federal Home Loan Bank 0.08%–0.17% due 1/14/2015–11/4/2015	351,900	351,764
Freddie Mac 0.06%–0.15% due 1/20/2015–7/23/2015	518,000	517,872
Microsoft Corp. 0.10% due 2/2/2015[3]	62,900	62,896
Private Export Funding Corp. 0.15% due 1/7/2015[3]	44,800	44,799
U.S. Treasury Bills 0.13% due 6/25/2015	20,500	20,493
Other securities		133,672

Total short-term securities (cost: $1,646,155,000)		1,646,261
Total investment securities 112.98% (cost: $10,672,917,000)		10,812,683
Other assets less liabilities (12.98)%		(1,242,063)

Net assets 100.00%		$9,570,620

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $430,000, which represented less than .01% of the net assets of the fund. One of these securities (with a value of $0, a cost of $2,194,000, and which represented less than .01% of the net assets of the fund) was acquired from 12/7/2011 to 12/31/2011 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of such loans was $44,343,000, which represented .46% of the net assets of the fund.

American Funds Insurance Series	93

Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $174,267,000 over the prior 12-month period.

			Contract amount		Unrealized appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2014 (000)
Purchases:
Euros	1/26/2015	HSBC Bank	$11,036	€9,000	$142
Euros	1/28/2015	HSBC Bank	$34,827	€28,060	863
					$1,005
Sales:
British pounds	1/8/2015	UBS AG	$9,782	£6,240	57
Euros	1/8/2015	JPMorgan Chase	$84,403	€68,450	1,568
Euros	1/12/2015	Citibank	$9,327	€7,500	250
Euros	1/22/2015	Barclays Bank PLC	$6,145	€5,000	93
Euros	1/29/2015	UBS AG	$8,653	€7,100	59
Euros	1/29/2015	UBS AG	$8,644	€7,100	50
Euros	2/6/2015	JPMorgan Chase	$6,160	€4,906	221
Mexican pesos	2/23/2015	HSBC Bank	$21,122	MXN289,600	1,559
					$3,857
Forward currency contracts — net					$4,862

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $1,019,242,000 over the prior 12-month period.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2014 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.799%	12/17/2016	$7,500	$11
Pay	LCH.Clearnet	3-month USD-LIBOR	0.8	12/19/2016	10,000	14
Pay	LCH.Clearnet	3-month USD-LIBOR	1.132	8/26/2017	479	— [7]
Pay	LCH.Clearnet	3-month USD-LIBOR	1.138	8/27/2017	1,000	1
Pay	LCH.Clearnet	3-month USD-LIBOR	1.1625	9/2/2017	155,000	35
Pay	LCH.Clearnet	3-month USD-LIBOR	1.0545	10/16/2017	1,000	4
Pay	LCH.Clearnet	3-month USD-LIBOR	1.1375	11/6/2017	440,000	1,210
Receive	LCH.Clearnet	3-month USD-LIBOR	1.0635	12/3/2017	15,000	(86)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.2125	12/16/2017	250,000	458
Pay	LCH.Clearnet	3-month USD-LIBOR	1.607	8/1/2018	50,000	(249)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.39925	12/30/2018	180,000	457
Receive	LCH.Clearnet	3-month USD-LIBOR	2.33	12/31/2018	169,400	205
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8065	7/29/2019	240,000	1,305
Receive	LCH.Clearnet	3-month USD-LIBOR	1.959	9/26/2019	500	6
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7285	10/10/2019	5,200	2
Pay	LCH.Clearnet	3-month USD-LIBOR	1.584	10/22/2019	2,100	14
Receive	LCH.Clearnet	3-month USD-LIBOR	1.619	10/24/2019	80,000	(411)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.669	10/28/2019	185,000	(534)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.66	10/29/2019	700	2
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7135	10/31/2019	425	— [7]
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	11/14/2019	253,460	393
Receive	LCH.Clearnet	3-month USD-LIBOR	1.77	11/14/2019	236,540	338
Pay	LCH.Clearnet	3-month USD-LIBOR	1.789	11/14/2019	660	(1)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8095	12/9/2019	73,000	204
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7375	12/19/2019	4,000	(4)

94	American Funds Insurance Series

Bond Fund

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2014 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9455%	10/20/2021	$800	$4
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0505	10/28/2021	700	(1)
Pay	LCH.Clearnet	6-month EURIBOR	0.544	12/31/2021	40,000	(62)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0525	1/5/2022	2,550	—
Pay	LCH.Clearnet	3-month USD-LIBOR	2.805	3/21/2024	11,000	(540)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.609	5/29/2024	275	(9)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.701	6/9/2024	95,000	(3,782)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6145	7/22/2024	800	(26)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.608	7/24/2024	150,000	(4,707)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.66	9/15/2024	2,750	(98)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6815	9/24/2024	1,600	(60)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6915	9/26/2024	1,100	(42)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.54	10/3/2024	400	(10)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.58	10/6/2024	600	(17)
Pay	LCH.Clearnet	6-month EURIBOR	0.9852	10/17/2024	25,000	(569)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.342	10/21/2024	290	(2)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.326	10/22/2024	800	(4)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.372	10/24/2024	1,150	(11)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.526	11/10/2024	50,050	(1,151)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.438	11/19/2024	3,250	(49)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4585	11/24/2024	23,000	(385)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4295	11/25/2024	800	(11)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.426	12/5/2024	5,500	(75)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.353	12/8/2024	700	(5)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3555	12/8/2024	1,500	(11)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.429	12/9/2024	3,750	(52)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2845	12/12/2024	330	— [7]
Pay	LCH.Clearnet	3-month USD-LIBOR	3.008	12/30/2024	80,000	(505)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9125	12/31/2024	76,000	(172)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2945	1/5/2025	6,100	—
Pay	LCH.Clearnet	3-month USD-LIBOR	2.86625	1/6/2025	94,000	—
Pay	LCH.Clearnet	6-month EURIBOR	1.4385	11/6/2029	17,200	(910)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.0865	8/18/2034	5,500	416
Receive	LCH.Clearnet	3-month USD-LIBOR	2.951	9/2/2034	450	24
Receive	LCH.Clearnet	3-month USD-LIBOR	2.913	11/24/2034	14,000	668
Pay	LCH.Clearnet	3-month USD-LIBOR	3.273	7/28/2044	450	(55)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.304	8/4/2044	340	(44)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.245	8/8/2044	600	(70)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.2165	8/13/2044	600	(66)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.2515	9/12/2044	700	(83)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.355	9/18/2044	500	(70)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.132	10/8/2044	200	(19)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.046	10/10/2044	1,300	(97)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.975	10/24/2044	5,000	(297)
Pay	LCH.Clearnet	6-month EURIBOR	1.6397	10/31/2044	21,800	(1,239)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.0745	11/10/2044	250	(20)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.086	11/10/2044	525	(44)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.061	11/12/2044	200	(15)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.0515	11/14/2044	1,000	(76)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.0205	11/24/2044	3,500	(242)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.9255	11/28/2044	50,000	2,444
Pay	LCH.Clearnet	3-month USD-LIBOR	2.899	12/2/2044	2,400	(103)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.925	12/3/2044	1,980	(96)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.933	12/8/2044	30,000	1,510
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6695	12/19/2044	200	1
						$(7,461)

American Funds Insurance Series	95

Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $133,853,000, which represented 1.40% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,331,157,000, which represented 13.91% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	A portion or all of the security purchased on a TBA basis.
[6]	Coupon rate may change periodically.
[7]	Amount less than one thousand.

Key to abbreviations and symbols

G.O. = General Obligation

TBA = To be announced

€ = Euros

£ = British pounds

MXN = Mexican pesos

See Notes to Financial Statements

96	American Funds Insurance Series

Global Bond Fund

Summary investment portfolio December 31, 2014

Bonds, notes & other debt instruments 97.08%	Principal amount (000)		Value (000)
Euros 22.61%
Belgium (Kingdom of) 1.25%–3.75% 2018–2045		€20,625	$28,768
German Government 3.00% 2020		9,300	13,079
German Government 1.50%–6.25% 2024–2044		9,230	15,143
Hungarian Government 5.75% 2018		9,385	12,953
Hungarian Government 3.88%–6.00% 2019–2020		7,550	10,597
Irish Government 4.50% 2020		15,595	22,748
Irish Government 3.90% 2023		32,790	48,437
Irish Government 3.40% 2024		24,155	34,653
Irish Government 2.40%–5.00% 2020–2030		3,800	5,393
Italian Government 2.15% 2021		13,960	17,723
Portuguese Government 3.85% 2021		8,640	11,618
Portuguese Government 5.65% 2024		35,165	52,797
Slovenia (Republic of) 4.13%–4.62% 2019–2024		14,120	20,048
Spanish Government 1.40% 2020		16,420	20,383
Spanish Government 5.85% 2022		21,085	33,643
Spanish Government 5.40% 2023		11,025	17,460
Spanish Government 2.75% 2024		19,320	25,796
Spanish Government 5.15% 2028		8,700	14,118
Spanish Government 5.15% 2044		17,165	29,731
Other securities			149,220
			584,308

British pounds 5.26%
United Kingdom 2.00% 2020		£18,816	30,366
United Kingdom 3.75% 2020		8,583	15,174
United Kingdom 2.25% 2023		15,620	25,517
United Kingdom 3.25% 2044		8,895	16,002
United Kingdom 1.00%–4.75% 2015–2040		25,005	44,391
Other securities			4,372
			135,822

Mexican pesos 3.16%
United Mexican States Government, Series M20, 10.00% 2024	MXN	247,500	22,014
United Mexican States Government 2.00%–10.00% 2015–2042[1]		785,677	59,505
			81,519

Japanese yen 2.53%
Japanese Government, Series 116, 2.20% 2030		¥1,970,000	20,011
Japanese Government, Series 145, 1.70% 2033		1,580,000	14,856
Japanese Government 0.10%–2.00% 2016–2042		3,416,250	30,579
			65,446

Indian rupees 1.83%
India (Republic of) 7.28% 2019	INR	1,727,000	26,839
India (Republic of) 8.83% 2023		1,230,000	20,524
			47,363

Polish zloty 1.78%
Polish Government 4.00%–5.75% 2017–2023	PLN	139,392	45,973

Hungarian forints 1.57%
Hungarian Government, Series 20A, 7.50% 2020	HUF	6,694,000	31,329
Hungarian Government 5.50%–7.00% 2019–2025		2,037,020	9,302
			40,631

Norwegian kroner 1.41%
Norwegian Government 3.75% 2021	NKr	145,225	22,503
Norwegian Government 3.00%–4.50% 2017–2024		92,110	13,995
			36,498

American Funds Insurance Series	97

Global Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colombian pesos 1.14%
Colombia (Republic of), Series B, 10.00% 2024	COP	27,232,100	$13,689
Colombia (Republic of) 5.00%–6.00% 2018–2028		40,699,700	15,697
Colombia (Republic of) Global 9.85% 2027		130,000	69
			29,455

U.S. dollars 52.88%
Fannie Mae 3.50% 2045[2,3]		$32,675	34,047
Fannie Mae 4.00% 2045[2,3]		16,050	17,081
Fannie Mae 4.50% 2045[2,3]		27,348	29,632
Fannie Mae 4.50% 2045[2,3]		16,312	17,705
Fannie Mae 2.18%–6.50% 2022–2045[2,3,4]		36,822	38,323
Hungarian Government 4.00%–7.62% 2018–2041		14,298	16,144
Slovenia (Republic of) 4.13%–5.85% 2018–2024[5]		13,700	15,255
U.S. Treasury 1.25% 2018		36,150	35,918
U.S. Treasury 1.375% 2018		15,000	15,015
U.S. Treasury 1.50% 2018		67,050	67,370
U.S. Treasury 3.50% 2018		15,275	16,366
U.S. Treasury 1.00% 2019		27,500	26,835
U.S. Treasury 1.50% 2019		13,950	13,958
U.S. Treasury 1.625% 2019		46,905	46,954
U.S. Treasury 1.625% 2019[6]		44,800	44,919
U.S. Treasury 1.625% 2019		18,550	18,630
U.S. Treasury 1.125% 2020		30,350	29,484
U.S. Treasury 1.375% 2020		39,600	38,862
U.S. Treasury 2.50% 2024		19,530	20,111
U.S. Treasury 0.38%–5.12% 2015–2043		79,775	79,613
U.S. Treasury Inflation-Protected Security 0.125% 2019[1]		45,678	45,268
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]		46,202	46,619
U.S. Treasury Inflation-Protected Security 1.375% 2044[1]		14,517	16,592
U.S. Treasury Inflation-Protected Security 0.13%–2.38% 2018–2043[1]		18,552	18,395
United Mexican States Government Global 3.60%–3.63% 2022–2025		4,525	4,570
Other securities			613,000
			1,366,666

Other 2.91%
Other securities			75,018

Total bonds, notes & other debt instruments (cost: $2,546,783,000)			2,508,699

Convertible stocks 0.01%	Shares
U.S. dollars 0.01%
Other securities			357

Total convertible stocks (cost: $386,000)			357

Common stocks 0.01%
U.S. dollars 0.01%
Other securities			334

Total common stocks (cost: $998,000)			334

Short-term securities 5.89%	Principal amount (000)
Abbott Laboratories 0.09% due 2/2/2015[5]		$20,000	19,999
Coca-Cola Co. 0.14% due 1/12/2015[5]		25,000	24,999
ExxonMobil Corp. 0.14% due 3/2/2015		17,000	16,996
Federal Home Loan Bank 0.09% due 2/13/2015		30,000	29,999

98	American Funds Insurance Series

Global Bond Fund

Short-term securities	Principal amount (000)	Value (000)
John Deere Financial Ltd. 0.09% due 1/13/2015[5]	$35,000	$34,998
Toronto-Dominion Holdings USA Inc. 0.16% due 1/22/2015[5]	20,000	19,999
Other securities		5,100

Total short-term securities (cost: $152,087,000)		152,090
Total investment securities 102.99% (cost: $2,700,254,000)		2,661,480
Other assets less liabilities (2.99)%		(77,177)

Net assets 100.00%		$2,584,303

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $698,000, which represented ..03% of the net assets of the fund. One of these securities (with a value of $28,000, a cost of $52,000, and which represented less than .01% of the net assets of the fund) was acquired on 3/10/2010 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $10,039,000, which represented .39% of the net assets of the fund.

American Funds Insurance Series	99

Global Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $443,327,000 over the prior 12-month period.

			Contract amount		Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2014 (000)
Purchases:
Euros	1/15/2015	UBS AG	€10,410	$12,885	$(287)
Euros	2/12/2015	HSBC Bank	€6,879	$8,555	(228)
Japanese yen	1/7/2015	JPMorgan Chase	¥970,280	$8,215	(114)
Japanese yen	1/7/2015	Bank of New York Mellon	¥2,712,496	$22,964	(317)
Japanese yen	1/9/2015	JPMorgan Chase	¥1,078,281	$9,906	(904)
Japanese yen	1/9/2015	HSBC Bank	¥999,315	$9,250	(906)
Japanese yen	1/9/2015	Bank of New York Mellon	¥1,094,935	$10,171	(1,029)
Japanese yen	1/9/2015	Bank of New York Mellon	¥1,498,997	$13,750	(1,234)
Japanese yen	1/13/2015	HSBC Bank	¥1,905,431	$15,984	(74)
Japanese yen	1/14/2015	Citibank	¥3,622,655	$30,650	(402)
Japanese yen	1/15/2015	HSBC Bank	¥4,804,701	$40,226	(108)
Japanese yen	1/16/2015	UBS AG	¥1,070,490	$9,039	(101)
Japanese yen	1/16/2015	Citibank	¥1,854,036	$15,649	(169)
Japanese yen	1/23/2015	HSBC Bank	¥960,273	$8,191	(172)
Japanese yen	1/28/2015	Barclays Bank PLC	¥1,163,558	$9,905	(188)
					$(6,233)

Sales:
Australian dollars	3/3/2015	Citibank	$5,534	A$6,540	218
Brazilian reais	1/12/2015	Citibank	$4,938	BRL13,000	62
British pounds	1/12/2015	Bank of America, N.A.	$8,614	£5,500	43
British pounds	1/23/2015	Barclays Bank PLC	€7,019	£5,500	(75)
British pounds	2/11/2015	Bank of America, N.A.	$4,075	£2,600	24
British pounds	2/12/2015	HSBC Bank	$8,994	£5,690	128
British pounds	3/4/2015	UBS AG	€6,128	£4,860	(151)
Canadian dollars	2/23/2015	UBS AG	$4,521	C$5,120	119
Colombian pesos	1/8/2015	JPMorgan Chase	$2,873	COP6,629,670	84
Colombian pesos	1/13/2015	Citibank	$1,560	COP3,672,875	15
Colombian pesos	1/16/2015	Barclays Bank PLC	$7,422	COP17,936,000	(123)
Colombian pesos	1/23/2015	JPMorgan Chase	$7,521	COP18,487,000	(254)
Euros	1/7/2015	Barclays Bank PLC	$10,943	€8,620	512
Euros	1/7/2015	UBS AG	$5,903	€4,850	34
Euros	1/8/2015	JPMorgan Chase	$22,781	€18,475	423
Euros	1/9/2015	Citibank	$8,193	€6,472	361
Euros	1/9/2015	Bank of America, N.A.	$8,123	€6,440	330
Euros	1/9/2015	HSBC Bank	$3,644	€2,878	161
Euros	1/9/2015	HSBC Bank	$8,857	€7,200	144
Euros	1/12/2015	UBS AG	$5,263	€4,150	240
Euros	1/15/2015	HSBC Bank	$5,955	€4,810	133
Euros	1/22/2015	Citibank	$5,299	€4,260	143
Euros	1/22/2015	JPMorgan Chase	$3,022	€2,430	81
Euros	1/29/2015	UBS AG	$13,314	€10,925	90
Euros	1/29/2015	UBS AG	$11,535	€9,475	66
Euros	3/3/2015	JPMorgan Chase	$11,648	€9,320	364
Euros	3/4/2015	HSBC Bank	$5,837	€4,710	135
Euros	3/23/2015	Citibank	£2,317	€2,950	36
Euros	3/23/2015	Bank of America, N.A.	$3,122	€2,550	34
Euros	3/27/2015	UBS AG	$22,209	€18,200	169
Hungarian forints	1/12/2015	Bank of America, N.A.	$2,619	HUF648,000	142
Hungarian forints	1/15/2015	UBS AG	€6,647	HUF2,043,400	237
Hungarian forints	1/29/2015	Citibank	€19,908	HUF6,170,000	533
Hungarian forints	2/19/2015	HSBC Bank	€2,421	HUF742,740	96
Indonesian rupiah	1/8/2015	JPMorgan Chase	$3,886	IDR47,992,000	17

100	American Funds Insurance Series

Global Bond Fund

			Contract amount		Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2014 (000)
Mexican pesos	1/28/2015	Citibank	$6,965	MXN101,575	$93
Mexican pesos	1/29/2015	Bank of America, N.A.	$6,365	MXN93,800	19
Mexican pesos	2/23/2015	HSBC Bank	$17,891	MXN245,300	1,321
Mexican pesos	3/10/2015	Bank of America, N.A.	$2,701	MXN39,260	52
Mexican pesos	3/11/2015	Citibank	$5,583	MXN80,730	135
Norwegian kroner	1/9/2015	HSBC Bank	$6,784	NKr48,700	252
Norwegian kroner	1/15/2015	HSBC Bank	$7,821	NKr57,100	163
Norwegian kroner	1/22/2015	HSBC Bank	€6,211	NKr57,700	(220)
Norwegian kroner	1/23/2015	UBS AG	€6,479	NKr58,600	(15)
Russian rubles	1/14/2015	Citibank	$342	RUB19,300	26
Russian rubles	1/16/2015	JPMorgan Chase	$5,403	RUB294,100	608
South African rand	1/23/2015	UBS AG	$4,186	ZAR49,500	(77)
Swedish kronor	1/7/2015	UBS AG	€969	SKr8,917	28
Swedish kronor	1/27/2015	JPMorgan Chase	€909	SKr8,430	19
Swedish kronor	3/17/2015	Citibank	$5,013	SKr38,340	93
					$7,068
Forward currency contracts — net					$835

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $80,433,000 over the prior six-month period.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2014 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8065%	7/29/2019	$50,000	$272
Pay	LCH.Clearnet	6-month EURIBOR	1.4385	11/6/2029	2,800	(149)
Pay	LCH.Clearnet	6-month EURIBOR	1.4217	11/24/2029	6,000	(298)
						$(175)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	A portion or all of the security purchased on a TBA basis.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $284,687,000, which represented 11.02% of the net assets of the fund.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $4,587,000, which represented .18% of the net assets of the fund.

Key to abbreviation

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series	101

High-Income Bond Fund

Summary investment portfolio December 31, 2014

Bonds, notes & other debt instruments 89.08%	Principal amount (000)	Value (000)
Corporate bonds & notes 86.38%
Telecommunication services 15.03%
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	$1,250	$1,506
Digicel Group Ltd. 8.25% 2020[1]	17,300	16,867
Digicel Group Ltd. 6.00%–7.13% 2021–2022[1]	8,900	8,328
Frontier Communications Corp. 6.25%–9.25% 2018–2025	24,725	27,131
Intelsat Jackson Holding Co. 7.25% 2020	1,100	1,165
Intelsat Jackson Holding Co. 6.625% 2022	22,350	23,076
Intelsat Luxembourg Holding Co. 6.75% 2018	1,470	1,507
MetroPCS Wireless, Inc. 6.25% 2021	16,950	17,412
MetroPCS Wireless, Inc. 6.625% 2023	19,150	19,705
NII Capital Corp. 7.63%–11.38% 2016–2021[1,2]	62,635	25,837
Numericable Group SA, First Lien, 4.875% 2019[1]	18,800	18,706
Numericable Group SA 6.00%–6.25% 2022–2024[1]	9,350	9,414
Sprint Nextel Corp. 7.00% 2020	28,050	28,190
Sprint Nextel Corp. 7.25% 2021	9,900	9,863
Sprint Nextel Corp. 7.88%–11.50% 2021–2023	7,000	8,011
T-Mobile US, Inc. 6.375% 2025	9,400	9,574
T-Mobile US, Inc. 6.54%–6.73% 2020–2022	9,879	10,228
Trilogy International Partners, LLC 10.25% 2016[1]	12,675	12,723
Wind Acquisition SA 4.75% 2020[1]	7,575	7,102
Wind Acquisition SA 7.375% 2021[1]	18,000	17,033
Other securities		21,491
		294,869

Health care 14.64%
DJO Finance LLC 7.75% 2018	12,070	11,768
DJO Finance LLC 8.75%–9.88% 2017–2018	12,295	12,474
HCA Inc. 3.75% 2019	16,135	16,196
HCA Inc. 5.00%–6.50% 2020–2024	7,730	8,318
inVentiv Health Inc, Term Loan B4, 7.75% 2018[3,4,5]	7,585	7,561
inVentiv Health Inc. 9.00% 2018[1]	10,775	11,044
inVentiv Health Inc. 11.00% 2018[1]	12,092	10,568
inVentiv Health Inc. 12.00% 2018[1,3,6]	17,376	16,420
Kinetic Concepts, Inc. 10.50% 2018	22,795	24,847
Kinetic Concepts, Inc. 12.50% 2019	15,330	17,016
Multiplan Inc., Term Loan B, 3.75% 2021[3,4,5]	13,777	13,424
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[3,4,5]	10,599	10,447
VPI Escrow Corp. 6.75% 2018[1]	14,755	15,733
VPI Escrow Corp. 6.38%–7.50% 2020–2021[1]	9,370	9,844
VWR Funding, Inc. 7.25% 2017	10,770	11,295
Other securities		90,428
		287,383

Industrials 12.76%
Altegrity, Inc. 9.50% 2019[1]	12,225	11,644
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	25,580	21,231
Builders Firstsource 7.625% 2021[1]	10,600	10,891
CEVA Group PLC 4.00%–9.00% 2018–2021[1]	9,900	8,928
CEVA Group PLC, LOC, 6.50% 2021[3,4,5]	2,140	2,011
CEVA Group PLC, Term Loan 6.50% 2021[3,4,5]	5,716	5,372
Euramax International, Inc. 9.50% 2016	10,390	9,715
Ply Gem Industries, Inc. 6.50% 2022	16,450	15,525
Ply Gem Industries, Inc. 6.50% 2022[1]	4,800	4,488
Other securities		160,596
		250,401

102	American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Consumer discretionary 12.52%
Boyd Gaming Corp. 9.125% 2018	$9,190	$9,466
Boyd Gaming Corp. 9.00% 2020	11,000	11,316
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	13,400	13,936
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 5.50% 2022	12,625	12,846
DISH DBS Corp. 4.25% 2018	18,675	19,119
DISH DBS Corp. 5.13%–7.88% 2019–2020	6,950	7,108
Warner Music Group 5.625% 2022[1]	12,500	12,156
Warner Music Group 6.75%–13.75% 2019–2022[1]	8,725	8,277
Other securities		151,521
		245,745

Energy 9.50%
NGPL PipeCo LLC 7.119% 2017[1]	6,715	6,631
NGPL PipeCo LLC 9.625% 2019[1]	16,825	16,951
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[3,4,5]	1,786	1,728
Peabody Energy Corp. 6.00% 2018	21,470	19,591
Peabody Energy Corp. 6.25%–7.38% 2016–2021	6,670	5,806
Other securities		135,732
		186,439

Materials 8.37%
ArcelorMittal 7.25% 2041[3]	9,960	10,109
First Quantum Minerals Ltd. 6.75% 2020[1]	16,543	15,054
First Quantum Minerals Ltd. 7.00% 2021[1]	17,343	15,695
First Quantum Minerals Ltd. 7.25% 2022[1]	1,275	1,151
FMG Resources 6.00% 2017[1]	25,865	24,814
FMG Resources 6.88%–8.25% 2018–2019[1,4]	5,966	5,431
JMC Steel Group Inc. 8.25% 2018[1]	17,250	16,452
Reynolds Group Inc. 5.75% 2020	29,965	30,864
Reynolds Group Inc. 7.13%–9.88% 2019	5,915	6,275
Other securities		38,338
		164,183

Information technology 7.57%
Alcatel-Lucent USA Inc. 4.625% 2017[1]	9,650	9,795
Alcatel-Lucent USA Inc. 6.75% 2020[1]	5,880	6,236
Alcatel-Lucent USA Inc. 8.875% 2020[1]	10,090	11,023
First Data Corp. 11.75% 2021	17,195	19,817
First Data Corp. 12.625% 2021	10,804	12,857
First Data Corp. 8.25%–8.75% 2021–2022[1,3,6]	6,058	6,517
Freescale Semiconductor, Inc. 5.00% 2021[1]	9,000	9,045
Freescale Semiconductor, Inc. 6.00% 2022[1]	14,575	15,267
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[3,4,5]	5,433	5,311
NXP BV and NXP Funding LLC 3.75% 2018[1]	9,900	9,950
SRA International, Inc. 11.00% 2019	7,835	8,364
SRA International, Inc., Term Loan B, 6.50% 2018[3,4,5]	16,913	16,934
Other securities		17,484
		148,600

Financials 4.72%
CIT Group Inc. 3.875% 2019	13,340	13,340
CIT Group Inc. 4.25%–5.50% 2017–2019[1]	11,875	12,383
iStar Financial Inc. 4.00%–9.00% 2017–2019	22,180	21,950
Realogy Corp. 4.50% 2019[1]	9,950	9,900
Other securities		35,062
		92,635

Other 1.27%
Other securities		24,848

Total corporate bonds & notes		1,695,103

American Funds Insurance Series	103

High-Income Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Other bonds & notes 2.70%
Other securities		$53,008

Total bonds, notes & other debt instruments (cost: $1,826,064,000)		1,748,111

Convertible bonds 0.30%
Other 0.30%
Other securities		5,888

Total convertible bonds (cost: $7,127,000)		5,888

Convertible stocks 1.02%	Shares
Industrials 0.33%
CEVA Group PLC, Series A-1, 3.253% convertible preferred[7]	4,788	4,788
CEVA Group PLC, Series A-2, 2.253% convertible preferred[7,8]	2,211	1,714
		6,502

Other 0.69%
Other securities		13,440

Total convertible stocks (cost: $19,628,000)		19,942

Preferred securities 0.04%
Financials 0.04%
Other securities		798

Total preferred securities (cost: $751,000)		798

Common stocks 0.80%
Industrials 0.22%
CEVA Group PLC[1,7,9]	5,622	4,357
Other securities		13
		4,370

Other 0.58%
Other securities		11,437

Total common stocks (cost: $25,260,000)		15,807

Short-term securities 5.26%	Principal amount (000)
Abbott Laboratories 0.11% due 2/26/2015[1]	$35,000	34,994
Chevron Corp. 0.12% due 3/11/2015[1]	34,700	34,689
General Electric Co. 0.10% due 1/2/2015	26,000	26,000
Other securities		7,499

Total short-term securities (cost: $103,183,000)		103,182
Total investment securities 96.50% (cost: $1,982,013,000)		1,893,728
Other assets less liabilities 3.50%		68,748

Net assets 100.00%		$1,962,476

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

104	American Funds Insurance Series

High-Income Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $8,536,000 over the prior 12-month period.

					Unrealized
			Contract amount		appreciation
			Receive	Deliver	at 12/31/2014
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Euros	1/12/2015	Bank of New York Mellon	$6,840	€5,500	$184
Euros	1/23/2015	UBS AG	$1,088	€875	29
South African rand	1/16/2015	HSBC Bank	$720	ZAR8,100	21
					$234

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $797,716,000, which represented 40.65% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Coupon rate may change periodically.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $137,417,000, which represented .07% of the net assets of the fund.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $24,973,000, which represented 1.27% of the net assets of the fund.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[9]	Security did not produce income during the last 12 months.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	dates	(000)	(000)	assets
CEVA Group PLC, Series A-2, 2.253% convertible preferred	3/10/2010–1/23/2012	$2,214	$1,714	.09%
Other private placement securities	9/17/2009–7/24/2014	10,066	1,477	.08
Total private placement securities		$12,280	$3,191	.17%

Key to abbreviations and symbol

LOC = Letter of credit

€ = Euros

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series	105

Mortgage Fund

Summary investment portfolio December 31, 2014

Bonds, notes & other debt instruments 98.55%	Principal amount (000)	Value (000)
Mortgage-backed obligations 54.01%
Federal agency mortgage-backed obligations 44.25%
Fannie Mae 5.00% 2036[1]	$540	$586
Fannie Mae 3.50% 2045[1,2]	49,979	52,078
Fannie Mae 3.50% 2045[1,2]	5,000	5,196
Fannie Mae 4.50% 2045[1,2]	7,500	8,141
Freddie Mac 5.00% 2034[1]	3,267	3,608
Freddie Mac 3.50% 2045[1,2]	6,000	6,236
Government National Mortgage Assn. 5.50% 2040[1]	5,246	5,920
Government National Mortgage Assn. 5.00% 2041[1]	2,628	2,882
Government National Mortgage Assn. 6.50% 2041[1]	1,958	2,149
Government National Mortgage Assn. 3.50% 2043[1]	2,971	3,122
Government National Mortgage Assn. 3.50% 2043[1]	2,830	2,978
Government National Mortgage Assn. 3.50% 2043[1]	2,649	2,786
Government National Mortgage Assn. 3.50% 2043[1]	2,313	2,434
Government National Mortgage Assn. 3.50% 2043[1]	2,053	2,157
Government National Mortgage Assn. 4.00% 2044[1]	14,615	15,703
Government National Mortgage Assn. 4.00% 2044[1]	10,000	10,740
Government National Mortgage Assn. 4.00% 2044[1]	2,562	2,749
Government National Mortgage Assn. 4.25% 2044[1]	2,366	2,569
Government National Mortgage Assn. 3.50%–6.00% 2034–2044[1]	12,069	12,705
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	5,596	5,822
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	1,548	1,654
Other securities		354
		152,569

Commercial mortgage-backed securities 9.76%
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[1]	4,766	5,027
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[1]	4,699	5,029
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.858% 2044[1,3]	2,757	3,007
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A1A, 5.739% 2043[1,3]	1,898	2,009
Other securities		18,577
		33,649

Total mortgage-backed obligations		186,218

U.S. Treasury bonds & notes 21.56%
U.S. Treasury inflation-protected securities 11.40%
U.S. Treasury Inflation-Protected Security 1.875% 2015[4]	1,312	1,316
U.S. Treasury Inflation-Protected Security 0.125% 2016[4]	2,689	2,682
U.S. Treasury Inflation-Protected Security 2.00% 2016[4]	2,991	3,036
U.S. Treasury Inflation-Protected Security 0.125% 2019[4]	9,120	9,039
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	10,350	10,015
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	11,576	13,231
		39,319

U.S. Treasury 10.16%
U.S. Treasury 1.50% 2019	5,000	4,968
U.S. Treasury 1.50% 2019	1,500	1,491
U.S. Treasury 1.625% 2019[5]	24,000	24,064
U.S. Treasury 1.625% 2019	2,000	2,002
U.S. Treasury 1.75% 2019	2,500	2,514
		35,039

Total U.S. Treasury bonds & notes		74,358

Federal agency bonds & notes 17.17%
Fannie Mae 1.75% 2019	21,900	21,957
Federal Home Loan Bank 0.50% 2016	13,285	13,257
Federal Home Loan Bank 2.00% 2016	2,215	2,265
Freddie Mac 0.875% 2017	8,200	8,223

106	American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,3]	$4,722	$4,969
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,3]	1,250	1,316
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,210
		59,197

Asset-backed obligations 5.81%
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.66% 2018[1]	2,000	2,011
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, FSA insured, 0.315% 2019[1,3,6]	2,882	2,803
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2015[1]	2,000	2,022
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2016[1]	3,250	3,295
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55% 2018[1]	2,285	2,293
Santander Drive Auto Receivables Trust, Series 2013-1, Class B, 1.16% 2019[1]	4,124	4,137
Other securities		3,484
		20,045

Total bonds, notes & other debt instruments (cost: $335,972,000)		339,818

Short-term securities 21.69%
ExxonMobil Corp. 0.08% due 1/22/2015	7,200	7,199
Fannie Mae 0.08%–0.10% due 3/2/2015–5/18/2015	15,100	15,096
Federal Farm Credit Banks 0.14% due 7/15/2015	5,000	4,996
Federal Home Loan Bank 0.07%–0.12% due 2/11/2015–3/13/2015	28,000	27,999
General Electric Co. 0.10% due 1/2/2015	8,400	8,400
John Deere Financial Ltd. 0.10% due 1/12/2015[6]	3,100	3,100
National Rural Utilities Cooperative Finance Corp. 0.11% due 1/16/2015	8,000	8,000

Total short-term securities (cost: $74,786,000)		74,790
Total investment securities 120.24% (cost: $410,758,000)		414,608
Other assets less liabilities (20.24)%		(69,800)

Net assets 100.00%		$344,808

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series	107

Mortgage Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $99,650,000 over the prior 12-month period.

						Unrealized
						appreciation
					Notional	(depreciation)
Pay/receive		Floating rate	Fixed	Expiration	amount	at 12/31/2014
fixed rate	Clearinghouse	index	rate	date	(000)	(000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.6425%	10/30/2016	$60,000	$182
Pay	LCH.Clearnet	3-month USD-LIBOR	1.139	11/6/2017	27,600	75
Pay	LCH.Clearnet	3-month USD-LIBOR	1.039	11/26/2017	800	5
Receive	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	6,150	33
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	3,800	22
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	1,550	9
Receive	LCH.Clearnet	3-month USD-LIBOR	1.732	6/27/2019	8,500	24
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	8,000	49
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	8,000	39
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7255	8/19/2019	15,000	20
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	15,000	142
Receive	LCH.Clearnet	3-month USD-LIBOR	1.675	10/30/2019	67,500	(173)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6625	12/18/2019	3,500	(16)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.898	9/23/2023	5,000	286
Pay	LCH.Clearnet	3-month USD-LIBOR	2.421	10/30/2024	3,000	(42)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.199	12/18/2024	3,500	25
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	3,500	(479)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	2,000	(218)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	2,000	(231)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.2265	9/25/2044	3,000	(339)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.035	10/30/2044	3,000	(218)
						$(805)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	A portion or all of the security purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $2,638,000, which represented .77% of the net assets of the fund.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $9,559,000, which represented 2.77% of the net assets of the fund.

Key to abbreviation

TBA = To be announced

See Notes to Financial Statements

108	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Summary investment portfolio December 31, 2014

Bonds, notes & other debt instruments 91.37%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 50.26%
U.S. Treasury 38.55%
U.S. Treasury 1.50% 2016[1]	$42,150	$42,792
U.S. Treasury 0.625% 2017	26,000	25,749
U.S. Treasury 0.75% 2017	25,750	25,653
U.S. Treasury 0.875% 2017	44,400	44,459
U.S. Treasury 2.75% 2017	24,000	25,094
U.S. Treasury 1.25% 2018	32,425	32,217
U.S. Treasury 1.25% 2018	25,975	25,786
U.S. Treasury 1.375% 2018	64,000	64,065
U.S. Treasury 1.50% 2018	25,700	25,823
U.S. Treasury 1.50% 2019	43,775	43,496
U.S. Treasury 1.50% 2019	25,775	25,789
U.S. Treasury 1.50% 2019	25,330	25,273
U.S. Treasury 1.625% 2019	144,450	144,834
U.S. Treasury 1.625% 2019	140,000	140,230
U.S. Treasury 1.625% 2019	25,825	25,852
U.S. Treasury 3.625% 2019	56,500	61,638
U.S. Treasury 2.25% 2021	103,575	105,748
U.S. Treasury 1.625% 2022	46,698	45,288
U.S. Treasury 1.625% 2022	41,728	40,568
U.S. Treasury 1.75% 2022	63,000	61,935
U.S. Treasury 2.75% 2023	52,000	54,722
U.S. Treasury 1.00%–6.25% 2016–2044	246,209	252,146
		1,339,157

U.S. Treasury inflation-protected securities 11.71%
U.S. Treasury Inflation-Protected Security 0.125% 2019[2]	44,538	44,138
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	75,002	72,574
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	72,228	72,881
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	120,064	137,228
U.S. Treasury Inflation-Protected Security 0.13%–2.00% 2015–2043[2]	80,699	79,996
		406,817

Total U.S. Treasury bonds & notes		1,745,974

Mortgage-backed obligations 23.51%
Federal agency mortgage-backed obligations 23.51%
Fannie Mae 3.50% 2045[3,4]	114,850	119,674
Fannie Mae 4.50% 2045[3,4]	118,880	128,810
Fannie Mae 4.50% 2045[3,4]	73,420	79,691
Fannie Mae 0%–10.01% 2017–2045[3,4,5]	76,121	81,943
Freddie Mac 4.00% 2044[3]	36,092	38,749
Freddie Mac 4.50% 2045[3,4]	30,000	32,514
Freddie Mac 0%–6.00% 2016–2045[3,4,5]	71,794	77,075
Government National Mortgage Assn. 4.00% 2044[3]	60,673	65,109
Government National Mortgage Assn. 4.00% 2044[3]	40,419	43,412
Government National Mortgage Assn. 4.50% 2045[3,4]	24,500	26,769
Government National Mortgage Assn. 3.00%–6.50% 2026–2058[3,5]	73,127	79,611
Vendee Mortgage Trust 3.75%–4.25% 2033–2035[3]	38,158	40,344
Other securities		2,857
		816,558

Federal agency bonds & notes 17.60%
Fannie Mae 0.48%–7.13% 2015–2030[3,5]	46,220	49,395
Federal Farm Credit Banks 0.60% 2017	41,774	41,491
Federal Farm Credit Banks 0.21%–0.22% 2017[5]	13,621	13,624
Federal Home Loan Bank 0.375% 2015	34,750	34,776
Federal Home Loan Bank, Series 2816, 1.00% 2017	56,095	56,164
Federal Home Loan Bank 1.75% 2018	38,000	38,326
Federal Home Loan Bank 0.38%–5.50% 2015–2036	60,390	62,104
Freddie Mac 0.54%–3.75% 2015–2024[3,5]	94,713	96,230

American Funds Insurance Series	109

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes (continued)
Tennessee Valley Authority, Series A, 3.875% 2021	$32,975	$36,244
Tennessee Valley Authority 1.88%–5.88% 2022–2060	27,450	30,016
TVA Southaven 3.846% 2033[3]	1,692	1,799
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	22,750	23,054
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	90,640
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,458
Other securities		36,187
		611,508

Total bonds, notes & other debt instruments (cost: $3,125,272,000)		3,174,040

Short-term securities 20.46%
Abbott Laboratories 0.11% due 1/22/2015–3/2/2015[6]	50,000	49,994
Chevron Corp. 0.12%–0.14% due 3/11/2015–4/14/2015[6]	75,000	74,968
Coca-Cola Co. 0.11%–0.18% due 2/20/2015–5/8/2015[6]	95,000	94,963
Emerson Electric Co. 0.10%–0.11% due 1/28/2015–3/4/2015[6]	55,400	55,391
ExxonMobil Corp. 0.08%–0.10% due 1/22/2015–2/10/2015	51,000	50,994
Federal Farm Credit Banks 0.10%–0.14% due 1/28/2015–7/15/2015	47,750	47,732
General Electric Co. 0.10% due 1/2/2015	27,400	27,400
Harvard University 0.11% due 1/16/2015	30,198	30,197
John Deere Capital Corp. 0.10% due 1/14/2015[6]	50,000	49,997
John Deere Financial Ltd. 0.09%–0.10% due 1/7/2015–1/14/2015[6]	36,400	36,399
Procter & Gamble Co. 0.08%–0.15% due 1/7/2015–2/9/2015[6]	69,800	69,796
Regents of the University of California 0.12% due 2/13/2015	40,000	39,995
Other securities		82,893

Total short-term securities (cost: $710,730,000)		710,719
Total investment securities 111.83% (cost: $3,836,002,000)		3,884,759
Other assets less liabilities (11.83)%		(410,946)

Net assets 100.00%		$3,473,813

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $782,986,000 over the prior 12-month period.

						Unrealized
						appreciation
					Notional	(depreciation)
Pay/receive		Floating rate	Fixed	Expiration	amount	at 12/31/2014
fixed rate	Clearinghouse	index	rate	date	(000)	(000)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.4975%	1/8/2016	$25,000	$14
Pay	LCH.Clearnet	3-month USD-LIBOR	0.796	9/24/2016	40,000	(20)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.7875	9/29/2016	56,400	(14)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.644	10/27/2016	16,000	47
Pay	LCH.Clearnet	3-month USD-LIBOR	0.6365	10/29/2016	21,250	67
Pay	LCH.Clearnet	3-month USD-LIBOR	1.32125	1/8/2018	15,000	(11)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.314	5/20/2018	20,000	64
Pay	LCH.Clearnet	3-month USD-LIBOR	1.49	11/29/2018	25,000	53
Receive	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	138,700	754

110	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

						Unrealized
						appreciation
					Notional	(depreciation)
Pay/receive		Floating rate	Fixed	Expiration	amount	at 12/31/2014
fixed rate	Clearinghouse	index	rate	date	(000)	(000)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945%	6/20/2019	$86,600	$492
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	34,700	191
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8065	7/29/2019	70,000	381
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	64,000	392
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	64,000	312
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	8/11/2019	133,000	476
Receive	LCH.Clearnet	3-month USD-LIBOR	1.773	8/11/2019	127,000	457
Receive	LCH.Clearnet	3-month USD-LIBOR	1.956	9/24/2019	15,000	166
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	52,000	494
Receive	LCH.Clearnet	3-month USD-LIBOR	1.925	9/29/2019	40,000	373
Receive	LCH.Clearnet	3-month USD-LIBOR	1.664	10/27/2019	20,000	(63)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.649	10/29/2019	25,000	(95)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	11/14/2019	75,004	116
Receive	LCH.Clearnet	3-month USD-LIBOR	1.77	11/14/2019	69,996	100
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	1/2/2020	48,000	47
Pay	LCH.Clearnet	3-month USD-LIBOR	2.33565	4/11/2021	35,000	(801)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.74125	11/22/2023	15,000	(664)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5315	9/8/2024	6,400	(154)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.645	9/29/2024	10,250	(348)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.415	10/27/2024	8,000	(105)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.526	11/10/2024	14,850	(341)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	45,000	(6,161)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	16,000	(1,743)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	16,000	(1,846)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.014	10/29/2044	3,750	(255)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7045	1/2/2045	12,000	(12)
						$(7,637)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $20,696,000, which represented .60% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	A portion or all of the security purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $463,583,000, which represented 13.35% of the net assets of the fund.

Key to abbreviation

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series	111

Cash Management Fund

Investment portfolio December 31, 2014

Short-term securities 98.79%	Principal amount (000)	Value (000)
Federal agency discount notes 48.70%
Fannie Mae 0.03%–0.09% due 1/2/2015–5/18/2015	$58,660	$58,653
Federal Home Loan Bank 0.05%–0.11% due 1/14/2015–3/25/2015	68,650	68,649
Freddie Mac 0.05%–0.10% due 1/20/2015–5/8/2015	52,315	52,308
International Bank for Reconstruction and Development 0.07% due 1/26/2015	5,000	5,000
Tennessee Valley Authority 0.06% due 1/6/2015	7,800	7,800
		192,410
U.S. Treasury bonds & notes 33.28%
U.S. Treasury Bills 0.02%–0.06% due 1/2/2015–5/14/2015	131,500	131,497

Commercial paper 16.81%
CAFCO, LLC 0.12% due 1/16/2015	10,000	9,999
Emerson Electric Co. 0.16% due 3/2/2015[1]	5,000	4,999
Gotham Funding Corp. 0.15% due 1/16/2015[1]	10,000	9,999
John Deere Capital Corp. 0.12% due 2/12/2015[1]	10,600	10,598
KfW 0.11% due 1/16/2015[1]	7,000	7,000
Regents of the University of California 0.12% due 2/23/2015	10,000	9,998
Sumitomo Mitsui Banking Corp. 0.16% due 1/6/2015[1]	13,800	13,800
		66,393

Total short-term securities (cost: $390,286,000)		390,300

Bonds, notes & other debt instruments 1.27%
U.S. Treasury bonds & notes 1.27%
U.S. Treasury 0.093% 2016[2]	5,000	4,997

Total bonds, notes & other debt instruments (cost: $4,995,000)		4,997
Total investment securities 100.06% (cost: $395,281,000)		395,297
Other assets less liabilities (0.06)%		(232)

Net assets 100.00%		$395,065

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $46,396,000, which represented 11.74% of the net assets of the fund.
[2]	Coupon rate may change periodically.

See Notes to Financial Statements

112	American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio December 31, 2014

Growth funds 93.58%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	925,445	$74,175

Total growth funds (cost: $72,153,000)		74,175

Short-term securities 4.56%
Government Cash Management Fund	3,614,218	3,614

Total short-term securities (cost: $3,615,000)		3,614
Total investment securities 98.14% (cost: $75,768,000)		77,789
Other assets less liabilities 1.86%		1,475

Net assets 100.00%		$79,264

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $8,706,000 over the prior 12-month period.

					Unrealized
					(depreciation)
				Notional	appreciation
		Number of		amount	at 12/31/2014
	Clearinghouse	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME Exchange	95	March 2015	$9,472	$(277)
Russell 2000 Mini Index Contracts	ICE Exchange	20	March 2015	2,295	(106)
Euro Stoxx 50 Index Contracts	Eurex Exchange	21	March 2015	770	(21)
S&P Mid 400 E-mini Index Contracts	CME Exchange	5	March 2015	695	(29)
Euro Currency Contracts	CME Exchange	4	March 2015	622	16
FTSE 100 Index Contracts	LIFFE Exchange	5	March 2015	485	(20)
British Pound Currency Contracts	CME Exchange	4	March 2015	392	3
Japanese Yen Currency Contracts	CME Exchange	3	March 2015	317	3
Nikkei 225 (OSE) Index Contracts	OSE Exchange	2	March 2015	289	1
Mini MSCI Emerging Markets Index Contracts	ICE Exchange	4	March 2015	183	(8)
					$(438)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2014, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/2014
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Growth Fund, Class 1	335,489	728,347	138,391	925,445	$901	$74,175

See Notes to Financial Statements

American Funds Insurance Series	113

Managed Risk International Fund

Investment portfolio December 31, 2014

Growth funds 94.05%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	2,130,911	$43,365

Total growth funds (cost: $44,843,000)		43,365

Short-term securities 4.63%
Government Cash Management Fund	2,134,483	2,134

Total short-term securities (cost: $2,134,000)		2,134
Total investment securities 98.68% (cost: $46,977,000)		45,499
Other assets less liabilities 1.32%		608

Net assets 100.00%		$46,107

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $6,286,000 over the prior 12-month period.

					Unrealized
					(depreciation)
				Notional	appreciation
		Number of		amount	at 12/31/2014
	Clearinghouse	contracts	Expiration	(000)	(000)
Euro Stoxx 50 Index Contracts	Eurex Exchange	78	March 2015	$2,844	$(94)
Euro Currency Contracts	CME Exchange	13	March 2015	2,017	49
Mini MSCI Emerging Markets Index Contracts	ICE Exchange	28	March 2015	1,282	(58)
FTSE 100 Index Contracts	LIFFE Exchange	8	March 2015	779	(30)
Nikkei 225 (OSE) Index Contracts	OSE Exchange	5	March 2015	711	(9)
British Pound Currency Contracts	CME Exchange	5	March 2015	488	2
Japanese Yen Currency Contracts	CME Exchange	4	March 2015	427	9
Russell 2000 Mini Index Contracts	ICE Exchange	3	March 2015	342	(18)
					$(149)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2014, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/2014
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – International Fund, Class 1	741,709	1,700,837	311,635	2,130,911	$700	$43,365

See Notes to Financial Statements

114	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio December 31, 2014

Growth-and-income funds 93.20%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	6,224,439	$91,437

Total growth-and-income funds (cost: $87,162,000)		91,437

Short-term securities 5.54%
Government Cash Management Fund	5,435,970	5,436

Total short-term securities (cost: $5,436,000)		5,436
Total investment securities 98.74% (cost: $92,598,000)		96,873
Other assets less liabilities 1.26%		1,234

Net assets 100.00%		$98,107

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $6,217,000 over the prior 12-month period.

					Unrealized
					(depreciation)
				Notional	appreciation
		Number of		amount	at 12/31/2014
	Clearinghouse	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME Exchange	76	March 2015	$7,683	$(115)
FTSE 100 Index Contracts	LIFFE Exchange	2	March 2015	198	(4)
Euro Currency Contracts	CME Exchange	1	March 2015	154	3
Euro Stoxx 50 Index Contracts	Eurex Exchange	4	March 2015	149	(2)
Nikkei 225 (OSE) Index Contracts	OSE Exchange	1	March 2015	146	2
Russell 2000 Mini Index Contracts	ICE Exchange	1	March 2015	114	(6)
Japanese Yen Currency Contracts	CME Exchange	1	March 2015	107	2
British Pound Currency Contracts	CME Exchange	1	March 2015	98	— *
Mini MSCI Emerging Markets Index Contracts	ICE Exchange	1	March 2015	47	(1)
					$(121)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2014, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/2014
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	1,896,886	5,108,864	781,311	6,224,439	$2,611	$91,437

*Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series	115

Managed Risk Growth-Income Fund

Investment portfolio December 31, 2014

Growth-and-income funds 92.94%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	1,334,756	$70,421

Total growth-and-income funds (cost: $68,649,000)		70,421

Short-term securities 6.29%
Government Cash Management Fund	4,764,642	4,765

Total short-term securities (cost: $4,764,000)		4,765
Total investment securities 99.23% (cost: $73,413,000)		75,186
Other assets less liabilities 0.77%		580

Net assets 100.00%		$75,766

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $6,065,000 over the prior 12-month period.

					Unrealized
					(depreciation)
				Notional	appreciation
		Number of		amount	at 12/31/2014
	Clearinghouse	contracts	Expiration	(000)	(000)
S&P 500 E-mini Index Contracts	CME Exchange	42	March 2015	$4,175	$(135)
Russell 2000 Mini Index Contracts	ICE Exchange	4	March 2015	456	(24)
Euro Stoxx 50 Index Contracts	Eurex Exchange	10	March 2015	365	(12)
Euro Currency Contracts	CME Exchange	2	March 2015	312	9
FTSE 100 Index Contracts	LIFFE Exchange	3	March 2015	290	(13)
S&P Mid 400 E-mini Index Contracts	CME Exchange	2	March 2015	279	(11)
British Pound Currency Contracts	CME Exchange	2	March 2015	196	1
Nikkei 225 (OSE) Index Contracts	OSE Exchange	1	March 2015	140	(4)
Japanese Yen Currency Contracts	CME Exchange	1	March 2015	106	2
Mini MSCI Emerging Markets Index Contracts	ICE Exchange	2	March 2015	91	(5)
					$(192)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2014, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/2014
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Growth-Income Fund, Class 1	449,118	1,117,879	232,241	1,334,756	$957	$70,421

See Notes to Financial Statements

116	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio December 31, 2014

Asset allocation funds 93.19%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	86,231,073	$1,916,917

Total asset allocation funds (cost: $1,885,280,000)		1,916,917

Short-term securities 6.57%
Government Cash Management Fund	135,125,280	135,125

Total short-term securities (cost: $135,125,000)		135,125
Total investment securities 99.76% (cost: $2,020,405,000)		2,052,042
Other assets less liabilities 0.24%		4,927

Net assets 100.00%		$2,056,969

Futures contracts

The fund did not hold any futures contracts as of December 31, 2014. The average month-end notional amount of open futures contracts while held was $61,765,000 over the prior 12-month period.

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2014, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/2014
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	37,702,567	50,634,043	2,105,537	86,231,073	$30,954	$1,916,917

See Notes to Financial Statements

American Funds Insurance Series	117

Financial statements

Statements of assets and liabilities
at December 31, 2014

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,556,893	$4,079,588	$22,532,317	$7,687,281	$2,581,584
Affiliated issuers	—	83,253	241,558	—	—
Cash denominated in currencies other than U.S. dollars	19	24	—	—	—
Cash	91	29	123	124	109
Unrealized appreciation on open forward currency contracts	1,368	408	—	4,101	685
Receivables for:
Sales of investments	6,727	1,327	35,349	6,608	3,470
Sales of fund’s shares	6,306	1,295	1,895	15,299	2,346
Dividends and interest	7,817	2,412	17,561	13,595	5,590
Closed forward currency contracts	—	—	—	—	27
Deposits at brokers for futures contracts	—	—	—	—	—
Variation margin	—	—	—	—	—
Other	—	—	—	—	—
	5,579,221	4,168,336	22,828,803	7,727,008	2,593,811
Liabilities:
Unrealized depreciation on open forward currency contracts	—	1	—	—	119
Payables for:
Purchases of investments	29	1,709	22,694	2,208	4,510
Repurchases of fund’s shares	6,405	2,833	32,491	5,083	785
Investment advisory services	2,497	2,442	6,332	3,308	1,607
Services provided by related parties	910	615	3,510	1,017	269
Trustees’ deferred compensation	53	33	500	222	19
Closed forward currency contracts	—	—	—	—	—
Variation margin	—	—	—	—	—
Other	482	159	311	3,316	5,024
	10,376	7,792	65,838	15,154	12,333
Net assets at December 31, 2014	$5,568,845	$4,160,544	$22,762,965	$7,711,854	$2,581,478
Net assets consist of:
Capital paid in on shares of beneficial interest	$3,642,850	$2,926,683	$10,975,371	$5,824,671	$2,329,810
Undistributed (distributions in excess of) net investment income	4,840	(20,757)	25,981	(24,827)	(12,575)
Undistributed (accumulated) net realized gain (loss)	539,464	330,350	4,459,410	437,846	148,966
Net unrealized appreciation (depreciation)	1,381,691	924,268	7,302,203	1,474,164	115,277
Net assets at December 31, 2014	$5,568,845	$4,160,544	$22,762,965	$7,711,854	$2,581,478
Investment securities, at cost:
Unaffiliated issuers	$4,176,153	$3,121,166	$15,264,257	$6,214,414	$2,461,892
Affiliated issuers	—	117,738	207,177	—	—
Cash denominated in currencies other than U.S. dollars, at cost	19	24	—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

118	American Funds Insurance Series

(dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$7,251,546	$1,862,763	$25,376,300	$1,004,469	$74,886	$17,941,405	$220,314	$10,812,683	$2,661,480
—	11,584	—	—	—	—	—	—	—
—	—	234	—	—	—	—	722	2
76	179	118	102	93	296	67	2,876	283
—	1,264	—	—	—	—	137	4,862	7,983

26,033	17,869	15,260	1,746	318	251,291	5,469	1,606,820	79,754
2,688	395	10,534	508	845	9,458	176	4,789	621
12,923	4,034	28,225	2,404	266	46,765	789	59,480	29,914
—	—	—	—	—	—	5	157	874
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	784	44
15	—	26	—	—	15	—	—	—
7,293,281	1,898,088	25,430,697	1,009,229	76,408	18,249,230	226,957	12,493,173	2,780,955

—	—	—	—	—	—	57	—	7,148

12,129	9,482	29,527	—	1,170	669,674	10,945	2,916,021	184,417
4,758	781	24,179	59	— *	8,695	2	1,943	752
2,457	968	5,771	552	30	4,118	122	2,977	1,160
864	377	3,319	66	12	1,331	40	1,058	319
43	15	567	3	— *	178	1	76	15
—	—	—	—	—	—	3	278	1,393
—	—	—	—	—	68	—	—	—
146	114	3,786	339	30	2,298	38	200	1,448
20,397	11,737	67,149	1,019	1,242	686,362	11,208	2,922,553	196,652
$7,272,884	$1,886,351	$25,363,548	$1,008,210	$75,166	$17,562,868	$215,749	$9,570,620	$2,584,303

$4,630,223	$1,661,463	$14,067,434	$946,878	$76,662	$12,690,641	$195,556	$9,216,219	$2,555,764
24,901	77	67,971	(1,634)	(109)	67,803	(358)	29,269	(357)
710,357	(83,891)	3,599,882	21,494	(327)	1,263,084	645	188,330	68,360
1,907,403	308,702	7,628,261	41,472	(1,060)	3,541,340	19,906	136,802	(39,464)
$7,272,884	$1,886,351	$25,363,548	$1,008,210	$75,166	$17,562,868	$215,749	$9,570,620	$2,584,303

$5,344,128	$1,545,692	$17,744,496	$962,716	$75,945	$14,390,845	$200,454	$10,672,917	$2,700,254
—	21,133	—	—	—	—	—	—	—
—	—	234	—	—	—	—	730	2

American Funds Insurance Series	119

Statements of assets and liabilities
at December 31, 2014

	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,893,728	$414,608	$3,884,759	$395,297	$3,614
Affiliated issuers	—	—	—	—	74,175
Cash denominated in currencies other than U.S. dollars	—	—	—	—	—
Cash	3,406	106	344	105	496
Unrealized appreciation on open forward currency contracts	234	—	—	—	—
Receivables for:
Sales of investments	33,636	109,864	317,156	—	—
Sales of fund’s shares	476	399	4,834	2,058	149
Dividends and interest	35,323	875	11,401	1	—	*
Closed forward currency contracts	—	—	—	—	—
Deposits at brokers for futures contracts	—	—	—	—	887
Variation margin	—	138	708	—	151
Other	—	—	—	—	—
	1,966,803	525,990	4,219,202	397,461	79,472
Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Payables for:
Purchases of investments	2,193	180,971	743,612	—	131
Repurchases of fund’s shares	1,104	80	340	2,185	4
Investment advisory services	766	119	981	108	13
Services provided by related parties	209	11	398	77	60
Trustees’ deferred compensation	55	1	58	22	—	*
Closed forward currency contracts	—	—	—	—	—
Variation margin	—	—	—	—	—
Other	—	—	—	4	—	*
	4,327	181,182	745,389	2,396	208
Net assets at December 31, 2014	$1,962,476	$344,808	$3,473,813	$395,065	$79,264
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,111,532	$336,794	$3,401,135	$395,071	$78,039
Undistributed (distributions in excess of) net investment income	16,634	732	5,404	(22)	60
Undistributed (accumulated) net realized gain (loss)	(77,593)	4,237	26,154	—	(418)
Net unrealized appreciation (depreciation)	(88,097)	3,045	41,120	16	1,583
Net assets at December 31, 2014	$1,962,476	$344,808	$3,473,813	$395,065	$79,264
Investment securities, at cost:
Unaffiliated issuers	$1,982,013	$410,758	$3,836,002	$395,281	$3,615
Affiliated issuers	—	—	—	—	72,153
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

120	American Funds Insurance Series

(dollars and shares in thousands, except per-share amounts)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund

$2,134		$5,436		$4,765		$135,125
43,365		91,437		70,421		1,916,917
—		—		—		—
123		808		102		3,725
—		—		—		—

—		—		—		—
152		216		82		6,403
—	*	—	*	—	*	1
—		—		—		—
486		318		475		—
42		77		61		—
—		—		—		—
46,302		98,292		75,906		2,062,171

—		—		—		—

141		100		67		225
10		—	*	5		2,875
8		16		12		344
36		69		56		1,605
—	*	—	*	—	*	3
—		—		—		—
—		—		—		—
—	*	—	*	—	*	150
195		185		140		5,202
$46,107		$98,107		$75,766		$2,056,969

$47,900		$95,076		$74,564		$1,952,693
14		69		12		24,307
(180)		(1,192)		(391)		48,332
(1,627)		4,154		1,581		31,637
$46,107		$98,107		$75,766		$2,056,969

$2,134		$5,436		$4,764		$135,125
44,843		87,162		68,649		1,885,280
—		—		—		—

American Funds Insurance Series	121

Statements of assets and liabilities
at December 31, 2014

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,557,548	$1,411,143	$7,118,538	$3,281,804	$1,433,225
Shares outstanding	56,669	54,083	88,818	161,255	69,186
Net asset value per share	$27.48	$26.09	$80.15	$20.35	$20.72
Class 2:
Net assets	$3,991,976	$2,737,594	$15,413,097	$4,373,530	$1,083,831
Shares outstanding	146,252	106,750	193,040	215,569	52,766
Net asset value per share	$27.30	$25.64	$79.84	$20.29	$20.54
Class 3:
Net assets			$207,705	$38,257
Shares outstanding			2,581	1,877
Net asset value per share			$80.47	$20.38
Class 4:
Net assets	$19,321	$11,807	$23,625	$18,263	$64,422
Shares outstanding	707	455	296	903	3,133
Net asset value per share	$27.34	$25.92	$79.74	$20.23	$20.56

	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,016,725	$291,907	$1,722,678	$48,812
Shares outstanding	96,429	27,291	138,875	4,326
Net asset value per share	$10.54	$10.70	$12.40	$11.28
Class 2:
Net assets	$929,443	$52,433	$1,716,883	$331,450
Shares outstanding	89,319	4,910	139,736	29,967
Net asset value per share	$10.41	$10.68	$12.29	$11.06
Class 3:
Net assets	$16,012		$12,933	$7,581
Shares outstanding	1,514		1,041	680
Net asset value per share	$10.57		$12.43	$11.16
Class 4:
Net assets	$296	$468	$21,319	$7,222
Shares outstanding	27	44	1,728	642
Net asset value per share	$11.05	$10.65	$12.34	$11.25
Class P1:
Net assets					$187
Shares outstanding					16
Net asset value per share					$11.37
Class P2:
Net assets					$79,077
Shares outstanding					6,965
Net asset value per share					$11.35

* Amount less than one thousand.

See Notes to Financial Statements

122	American Funds Insurance Series

(dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund

$3,541,931	$199,890	$10,812,079	$740,232	$20,131		$11,997,270	$36,767		$4,976,680	$1,193,822
241,153	15,645	204,921	45,506	2,053		539,607	3,310		449,180	101,411
$14.69	$12.78	$52.76	$16.27	$9.81		$22.23	$11.11		$11.08	$11.77

$3,721,695	$1,684,976	$14,336,947	$247,928	$1		$5,494,146	$178,981		$4,564,572	$1,386,425
255,471	132,136	273,559	15,288	—	*	249,023	16,142		416,740	118,290
$14.57	$12.75	$52.41	$16.22	$9.81		$22.06	$11.09		$10.95	$11.72

		$184,284				$39,615
		3,489				1,780
		$52.82				$22.25

$9,258	$1,485	$30,238	$20,050	$55,034		$31,837	$1		$29,368	$4,056
633	117	577	1,238	5,618		1,440	—	*	2,668	346
$14.63	$12.71	$52.39	$16.19	$9.80		$22.11	$11.09		$11.01	$11.70

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$117	$223	$149	$276,872
11	18	13	22,529
$10.10	$11.70	$11.67	$12.29

$45,990	$97,884	$75,617	$1,780,097
4,558	8,387	6,492	145,048
$10.09	$11.67	$11.65	$12.27

American Funds Insurance Series	123

Statements of operations
for the year ended December 31, 2014

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes)[2]:
Dividends	$93,235	$45,034	$336,253	$161,353	$43,211
Interest	375	556	1,051	823	11,562
	93,610	45,590	337,304	162,176	54,773
Fees and expenses[2]:
Investment advisory services	29,661	29,376	74,940	40,834	19,582
Distribution services	10,394	7,191	39,698	12,132	3,144
Insurance administrative services	22	20	25	20	77
Transfer agent services	—	— [3]	2	1	— [3]
Administrative services	568	422	2,293	820	272
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	342	226	1,446	511	155
Registration statement and prospectus	82	92	375	99	25
Trustees’ compensation	55	40	247	96	25
Auditing and legal	55	48	160	82	48
Custodian	537	794	428	1,833	1,003
Other	27	18	37	34	50
Total fees and expenses before reimbursement/waiver	41,743	38,227	119,651	56,462	24,381
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	—	—
Other	—	—	—	—	—
Total reimbursement/waiver of fees and expenses	—	—	—	—	—
Total fees and expenses after reimbursement/waiver	41,743	38,227	119,651	56,462	24,381
Net investment income (loss)	51,867	7,363	217,653	105,714	30,392
Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency:
Net realized gain (loss) on2:
Investments	539,436	333,894	4,628,900	844,337	147,035
Forward currency contracts	20,528	1,123	—	21,865	4,004
Interest rate swaps	—	—	—	—	—
Futures contracts	—	—	—	—	—
Currency transactions	(1,737)	(285)	(485)	(1,059)	(999)
Capital gain distributions received	—	—	—	—	—
	558,227	334,732	4,628,415	865,143	150,040
Net unrealized (depreciation) appreciation on:
Investments	(475,427)	(249,152)	(2,957,960)	(1,179,677)	(396,214)
Forward currency contracts	(3,902)	(53)	—	(839)	(274)
Interest rate swaps	—	—	—	—	—
Futures contracts	—	—	—	—	—
Currency translations	(400)	(62)	(333)	(1,176)	(36)
	(479,729)	(249,267)	(2,958,293)	(1,181,692)	(396,524)
Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency	78,498	85,465	1,670,122	(316,549)	(246,484)
Net increase (decrease) in net assets resulting from operations	$130,365	$92,828	$1,887,775	$(210,835)	$(216,092)

See end of statements of operations for footnotes.

See Notes to Financial Statements

124	American Funds Insurance Series

(dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder[1]	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$256,576	$78,405	$455,690	$39,412	$859	$265,080	$4,121	$378	$49
324	1,391	6,489	759	100	111,167	1,770	230,717	77,652
256,900	79,796	462,179	40,171	959	376,247	5,891	231,095	77,701

27,138	11,666	66,888	6,376	146	46,705	1,370	34,918	13,996
9,290	4,395	36,890	672	39	14,134	427	11,723	3,695
6	3	30	24	39	26	—	32	3
1	— [3]	2	—	— [3]	2	— [3]	1	— [3]
681	195	2,501	100	3	1,677	21	954	266
—	—	—	—	—	—	—	—	—
281	78	1,560	13	— [3]	955	2	508	111
74	17	334	62	2	282	6	131	35
61	18	269	9	— [3]	158	2	88	24
45	27	175	13	1	114	6	64	18
238	279	596	255	13	318	38	72	496
9	13	43	2	—	26	21	145	215
37,824	16,691	109,288	7,526	243	64,397	1,893	48,636	18,859

29	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
29	—	—	—	—	—	—	—	—
37,795	16,691	109,288	7,526	243	64,397	1,893	48,636	18,859
219,105	63,105	352,891	32,645	716	311,850	3,998	182,459	58,842

737,780	191,174	3,613,704	25,019	(214)	1,263,716	3,547	205,030	49,433
—	828	(9)	—	—	—	(43)	10,839	(3,161)
—	—	—	—	—	(1,666)	—	(9,463)	(2,498)
—	—	—	—	—	—	—	—	—
(2)	(199)	(1,390)	(137)	(10)	(1,085)	(64)	156	(1,813)
—	—	—	—	—	—	—	—	—
737,778	191,803	3,612,305	24,882	(224)	1,260,965	3,440	206,562	41,961

25,023	(147,265)	(1,414,381)	(92,324)	(1,059)	(645,038)	(4,302)	116,937	(63,286)
—	1,206	(612)	—	—	—	104	6,511	4,230
—	—	—	—	—	(9,127)	—	(7,795)	(175)
—	—	—	—	—	—	—	—	—
(19)	(135)	(99)	(143)	(1)	(16)	(37)	(412)	(1,646)
25,004	(146,194)	(1,415,092)	(92,467)	(1,060)	(654,181)	(4,235)	115,241	(60,877)

762,782	45,609	2,197,213	(67,585)	(1,284)	606,784	(795)	321,803	(18,916)
$981,887	$108,714	$2,550,104	$(34,940)	$(568)	$918,634	$3,203	$504,262	$39,926

American Funds Insurance Series	125

Statements of operations
for the year ended December 31, 2014

	High- Income Bond Fund	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes)[2]:
Dividends	$838	$—		$—	$—	$901
Interest	125,255	4,475		55,405	313	—	[3]
	126,093	4,475		55,405	313	901
Fees and expenses[2]:
Investment advisory services	9,118	1,194		11,539	1,363	132
Distribution services	2,584	127		4,509	926	122
Insurance administrative services	6	—	[3]	22	6	122
Transfer agent services	— [3]	—	[3]	— [3]	—	—	[3]
Administrative services	197	29		348	42	—
Accounting and administrative services	—	—		—	—	52
Reports to shareholders	52	3		90	11	—	[3]
Registration statement and prospectus	22	18		39	6	4
Trustees’ compensation	22	2		35	6	—	[3]
Auditing and legal	13	2		23	3	—	[3]
Custodian	9	1		9	1	12
Other	68	17		37	1	14
Total fees and expenses before reimbursement/waiver	12,091	1,393		16,651	2,365	458
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—		—	—	26
Other	—	—		—	—	67
Total reimbursement/waiver of fees and expenses	—	—		—	—	93
Total fees and expenses after reimbursement/waiver	12,091	1,393		16,651	2,365	365
Net investment income (loss)	114,002	3,082		38,754	(2,052)	536
Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency:
Net realized gain (loss) on2:
Investments	50,613	6,945		52,366	1	1,399
Forward currency contracts	872	—		—	—	—
Interest rate swaps	—	222		(4,040)	—	—
Futures contracts	—	—		—	—	(2,612)
Currency transactions	20	—		—	—	(9)
Capital gain distributions received	—	—		—	—	2,314
	51,505	7,167		48,326	1	1,092
Net unrealized (depreciation) appreciation on:
Investments	(152,554)	5,159		98,178	3	4
Forward currency contracts	258	—		—	—	—
Interest rate swaps	—	(956)		(11,848)	—	—
Futures contracts	—	—		—	—	(438)
Currency translations	(62)	—		—	—	—
	(152,358)	4,203		86,330	3	(434)
Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency	(100,853)	11,370		134,656	4	658
Net increase (decrease) in net assets resulting from operations	$13,149	$14,452		$173,410	$(2,048)	$1,194

[1]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[2]	Additional information related to non-U.S. taxes, affiliated transactions and class-specific fees and expenses is included in the Notes to Financial Statements.
[3]	Amount less than one thousand.

See Notes to Financial Statements

126	American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund

$700	$2,611		$957		$30,954
— [3]	—	[3]	—	[3]	9
700	2,611		957		30,963

81	132		116		3,883
71	121		105		3,407
71	121		105		3,883
— [3]	—	[3]	—	[3]	— [3]
—	—		—		—
51	52		51		87
— [3]	1		—	[3]	79
3	4		4		116
— [3]	—	[3]	—	[3]	11
— [3]	—	[3]	—	[3]	14
12	12		12		12
2	17		10		221
291	460		403		11,713

16	26		23		777
60	70		64		74
76	96		87		851
215	364		316		10,862
485	2,247		641		20,101

743	2,062		1,859		7,887
—	—		—		—
—	—		—		—
(639)	(2,998)		(2,253)		(23,286)
(8)	(2)		(3)		(20)
—	—		1,784		69,557
96	(938)		1,387		54,138

(2,621)	2,404		(224)		(23,318)
—	—		—		—
—	—		—		—
(149)	(121)		(192)		—
—	—		—		—
(2,770)	2,283		(416)		(23,318)

(2,674)	1,345		971		30,820
$(2,189)	$3,592		$1,612		$50,921

American Funds Insurance Series	127

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2014	2013	2014	2013	2014	2013
Operations:
Net investment income (loss)	$51,867	$55,608	$7,363	$361	$217,653	$171,593
Net realized gain (loss) on investments	558,227	929,844	334,732	472,703	4,628,415	2,727,323
Net unrealized appreciation (depreciation) on investments	(479,729)	524,891	(249,267)	494,315	(2,958,293)	3,086,943
Net increase (decrease) in net assets resulting from operations	130,365	1,510,343	92,828	967,379	1,887,775	5,985,859
Dividends and distributions paid to shareholders:
Dividends from net investment income	(68,881)	(71,780)	(8,225)	(33,337)	(224,482)	(221,528)
Distributions from net realized gain on investments	(559,317)	—	(18,741)	—	(1,119,414)	—
Total dividends and distributions paid to shareholders	(628,198)	(71,780)	(26,966)	(33,337)	(1,343,896)	(221,528)
Net capital share transactions	178,506	(739,453)	(105,588)	(355,428)	(1,339,113)	(4,421,762)
Total increase (decrease) in net assets	(319,327)	699,110	(39,726)	578,614	(795,234)	1,342,569
Net assets:
Beginning of year	5,888,172	5,189,062	4,200,270	3,621,656	23,558,199	22,215,630
End of year	$5,568,845	$5,888,172	$4,160,544	$4,200,270	$22,762,965	$23,558,199
Undistributed (distributions in excess of) net investment income	$4,840	$3,114	$(20,757)	$(23,219)	$25,981	$33,372

	International Growth and Income Fund		Capital Income Builder	Asset Allocation Fund
	Year ended December 31		Year ended December 31	Year ended December 31
	2014	2013	2014[1]	2014	2013
Operations:
Net investment income (loss)	$32,645	$21,709	$716	$311,850	$230,855
Net realized gain (loss) on investments	24,882	34,613	(224)	1,260,965	825,117
Net unrealized appreciation (depreciation) on investments	(92,467)	92,291	(1,060)	(654,181)	1,982,263
Net increase (decrease) in net assets resulting from operations	(34,940)	148,613	(568)	918,634	3,038,235
Dividends and distributions paid to shareholders:
Dividends from net investment income	(31,369)	(23,927)	(835)	(282,950)	(240,318)
Distributions from net realized gain on investments	(9,656)	(14,821)	(94)	(808,834)	—
Total dividends and distributions paid to shareholders	(41,025)	(38,748)	(929)	(1,091,784)	(240,318)
Net capital share transactions	129,868	416,512	76,663	1,418,325	1,058,137
Total increase (decrease) in net assets	53,903	526,377	75,166	1,245,175	3,856,054
Net assets:
Beginning of year	954,307	427,930	—	16,317,693	12,461,639
End of year	$1,008,210	$954,307	$75,166	$17,562,868	$16,317,693
Undistributed (distributions in excess of) net investment income	$(1,634)	$(3,866)	$(109)	$67,803	$44,514

See end of statements of changes for footnotes.

See Notes to Financial Statements

128	American Funds Insurance Series

(dollars in thousands)

International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

$105,714	$112,294	$30,392	$34,369	$219,105	$125,779	$63,105	$62,835	$352,891	$315,972
865,143	905,270	150,040	265,071	737,778	481,198	191,803	267,269	3,612,305	2,959,891
(1,181,692)	757,137	(396,524)	(14,019)	25,004	1,061,023	(146,194)	80,764	(1,415,092)	3,592,077

(210,835)	1,774,701	(216,092)	285,421	981,887	1,668,000	108,714	410,868	2,550,104	6,867,940

(119,689)	(126,296)	(31,681)	(38,680)	(221,413)	(121,475)	(66,932)	(63,217)	(345,996)	(330,882)
—	—	(264,280)	(11,688)	—	—	—	—	(1,199,049)	—
(119,689)	(126,296)	(295,961)	(50,368)	(221,413)	(121,475)	(66,932)	(63,217)	(1,545,045)	(330,882)
(1,245,391)	(1,488,019)	390,346	(49,848)	(56,686)	283,296	(184,153)	(335,904)	(674,865)	(4,856,235)
(1,575,915)	160,386	(121,707)	185,205	703,788	1,829,821	(142,371)	11,747	330,194	1,680,823

9,287,769	9,127,383	2,703,185	2,517,980	6,569,096	4,739,275	2,028,722	2,016,975	25,033,354	23,352,531
$7,711,854	$9,287,769	$2,581,478	$2,703,185	$7,272,884	$6,569,096	$1,886,351	$2,028,722	$25,363,548	$25,033,354

$(24,827)	$(35,174)	$(12,575)	$(12,241)	$24,901	$27,211	$77	$(1,984)	$67,971	$57,175

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

$3,998	$3,143	$182,459	$165,688	$58,842	$58,823	$114,002	$122,416	$3,082	$529
3,440	3,839	206,562	8,330	41,961	(31,021)	51,505	15,106	7,167	(1,198)
(4,235)	13,109	115,241	(351,831)	(60,877)	(98,103)	(152,358)	(8,925)	4,203	(2,393)

3,203	20,091	504,262	(177,813)	39,926	(70,301)	13,149	128,597	14,452	(3,062)

(2,876)	(2,640)	(196,026)	(176,180)	(38,880)	—	(116,796)	(127,001)	(2,963)	(1,659)
(5,479)	(1,389)	(3,424)	(97,344)	(22,998)	(32,698)	—	—	—	(345)
(8,355)	(4,029)	(199,450)	(273,524)	(61,878)	(32,698)	(116,796)	(127,001)	(2,963)	(2,004)
28,764	24,936	(6,277)	762,587	17,465	69,173	130,489	(115,679)	86,031	116,261
23,612	40,998	298,535	311,250	(4,487)	(33,826)	26,842	(114,083)	97,520	111,195

192,137	151,139	9,272,085	8,960,835	2,588,790	2,622,616	1,935,634	2,049,717	247,288	136,093
$215,749	$192,137	$9,570,620	$9,272,085	$2,584,303	$2,588,790	$1,962,476	$1,935,634	$344,808	$247,288

$(358)	$(344)	$29,269	$33,731	$(357)	$6,522	$16,634	$16,443	$732	$11

American Funds Insurance Series	129

Statements of changes in net assets

	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund		Managed Risk Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2014	2013	2014	2013	2014	2013[2]
Operations:
Net investment income (loss)	$38,754	$19,673	$(2,052)	$(2,280)	$536	$142
Net realized gain (loss) on investments	48,326	(10,887)	1	— [3]	1,092	(126)
Net unrealized appreciation (depreciation) on investments	86,330	(118,491)	3	(11)	(434)	2,017
Net increase (decrease) in net assets resulting from operations	173,410	(109,705)	(2,048)	(2,291)	1,194	2,033
Dividends and distributions paid to shareholders:
Dividends from net investment income	(41,683)	(27,711)	—	—	(534)	(140)
Distributions from net realized gain on investments	—	(98,424)	—	—	(1,328)	—
Total dividends and distributions paid to shareholders	(41,683)	(126,135)	—	—	(1,862)	(140)
Net capital share transactions	(57,173)	(189,164)	(62,920)	(73,782)	51,939	26,100
Total increase (decrease) in net assets	74,554	(425,004)	(64,968)	(76,073)	51,271	27,993
Net assets:
Beginning of year	3,399,259	3,824,263	460,033	536,106	27,993	—
End of year	$3,473,813	$3,399,259	$395,065	$460,033	$79,264	$27,993
Undistributed (distributions in excess of) net investment income	$5,404	$6,797	$(22)	$(20)	$60	$2

[1]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[2]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[3]	Amount less than one thousand.

See Notes to Financial Statements

130	American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2014	2013[2]	2014	2013[2]	2014	2013[2]	2014	2013

$485	$157	$2,247	$346	$641	$205	$20,101	$8,194
96	(280)	(938)	(257)	1,387	(177)	54,138	(47)
(2,770)	1,143	2,283	1,871	(416)	1,997	(23,318)	54,945

(2,189)	1,020	3,592	1,960	1,612	2,025	50,921	63,092

(510)	(114)	(2,179)	(342)	(643)	(202)	(1,557)	(8,151)
—	—	—	—	(1,590)	—	—	—
(510)	(114)	(2,179)	(342)	(2,233)	(202)	(1,557)	(8,151)
31,920	15,980	70,335	24,741	52,232	22,332	1,100,535	817,857
29,221	16,886	71,748	26,359	51,611	24,155	1,149,899	872,798

16,886	—	26,359	—	24,155	—	907,070	34,272
$46,107	$16,886	$98,107	$26,359	$75,766	$24,155	$2,056,969	$907,070

$14	$6	$69	$4	$12	$3	$24,307	$89

American Funds Insurance Series	131

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company with 23 different funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman”) is the subadviser for the risk management strategy for five of the funds (the “managed risk funds”).

The managed risk funds are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman to implement the risk management strategy, which consists of using hedging instruments – primarily short positions on exchange-traded futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

Each fund’s investment objective and the principal strategies used to achieve the objective are as follows:

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Capital Income Builder — Seeks to provide a level of current income exceeding the average yield on U.S. stocks generally and to provide a growing stream of income over the years.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities in the U.S. and around the world.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

132	American Funds Insurance Series

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to provide long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

American Funds Insurance Series	133

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to

134	American Funds Insurance Series

maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2014 (dollars in thousands):

American Funds Insurance Series	135

Global Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$739,428	$342,512	$—	$1,081,940
Information technology	531,129	508,848	—	1,039,977
Consumer discretionary	626,762	382,412	—	1,009,174
Financials	307,413	476,962	—	784,375
Industrials	216,803	296,120	—	512,923
Consumer staples	93,106	278,738	—	371,844
Materials	88,808	74,224	—	163,032
Energy	86,063	63,237	—	149,300
Telecommunication services	—	73,088	—	73,088
Utilities	—	27,458	—	27,458
Miscellaneous	21,531	25,110	—	46,641
Preferred securities	3,641	—	—	3,641
Bonds, notes & other debt instruments	—	35,825	—	35,825
Short-term securities	—	257,675	—	257,675
Total	$2,714,684	$2,842,209	$—	$5,556,893

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,368	$—	$1,368

*	Securities with a value of $2,107,483,000, which represented 37.84% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$512,915	$321,228	$47	$834,190
Health care	685,038	96,623	—	781,661
Information technology	348,028	260,853	71	608,952
Industrials	149,123	425,317	—	574,440
Financials	142,152	126,217	—	268,369
Materials	105,862	77,739	—	183,601
Energy	94,667	75,950	1,690	172,307
Consumer staples	18,575	117,901	—	136,476
Utilities	—	84,304	—	84,304
Telecommunication services	20,350	6,032	—	26,382
Miscellaneous	135,430	69,824	—	205,254
Rights & warrants	—	71	65	136
Convertible stocks	—	—	4,961	4,961
Bonds, notes & other debt instruments	—	10,130	—	10,130
Short-term securities	—	271,678	—	271,678
Total	$2,212,140	$1,943,867	$6,834	$4,162,841

136	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$408	$—	$408
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)
Total	$—	$407	$—	$407

*	Securities with a value of $1,375,550,000, which represented 33.06% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$4,073,351	$202,852	$—	$4,276,203
Information technology	3,642,301	632,100	—	4,274,401
Health care	3,778,014	103,983	—	3,881,997
Financials	2,778,154	173,445	—	2,951,599
Industrials	1,783,878	309,436	—	2,093,314
Energy	1,816,801	2,043	13,163	1,832,007
Consumer staples	1,427,320	238,345	—	1,665,665
Materials	374,714	119,307	—	494,021
Other	55,518	27,023	886	83,427
Miscellaneous	176,726	9,836	—	186,562
Preferred securities	827	—	—	827
Rights & warrants	17,417	—	—	17,417
Short-term securities	—	1,016,435	—	1,016,435
Total	$19,925,021	$2,834,805	$14,049	$22,773,875

*	Securities with a value of $1,558,297,000, which represented 6.85% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$—	$1,511,123	$—	$1,511,123
Consumer discretionary	67,776	1,097,322	—	1,165,098
Health care	50,008	1,033,404	—	1,083,412
Information technology	266,859	619,031	—	885,890
Industrials	129,505	719,328	—	848,833
Consumer staples	15,749	431,021	—	446,770
Materials	8,953	297,654	—	306,607
Utilities	—	266,534	—	266,534
Telecommunication services	10,388	218,182	—	228,570
Energy	38,147	177,358	—	215,505
Miscellaneous	10,485	178,247	—	188,732
Bonds, notes & other debt instruments	—	48,290	—	48,290
Short-term securities	—	491,917	—	491,917
Total	$597,870	$7,089,411	$—	$7,687,281

American Funds Insurance Series	137

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$4,101	$—	$4,101

*	Securities with a value of $5,787,479,000, which represented 75.05% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$134,081	$212,030	$—	$346,111
Financials	135,131	196,690	34	331,855
Consumer discretionary	129,744	188,539	—	318,283
Consumer staples	45,733	181,450	—	227,183
Health care	54,634	121,837	—	176,471
Energy	66,286	106,726	—	173,012
Industrials	50,753	55,690	—	106,443
Telecommunication services	—	71,301	—	71,301
Materials	18,431	31,129	—	49,560
Utilities	5,701	34,783	—	40,484
Miscellaneous	49,592	65,264	—	114,856
Preferred securities	1,083	—	—	1,083
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	149,444	—	149,444
Corporate bonds & notes	—	23,676	—	23,676
U.S. Treasury bonds & notes	—	17,281	—	17,281
Short-term securities	—	434,541	—	434,541
Total	$691,169	$1,890,381	$34	$2,581,584

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$685	$—	$685
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(119)	—	(119)
Total	$—	$566	$—	$566

*	Securities with a value of $1,000,333,000, which represented 38.75% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

138	American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,206,708	$—	$—	$1,206,708
Industrials	1,090,571	—	—	1,090,571
Information technology	980,697	—	—	980,697
Consumer staples	788,219	—	—	788,219
Telecommunication services	647,494	—	—	647,494
Consumer discretionary	581,409	—	—	581,409
Utilities	549,315	—	—	549,315
Energy	375,483	—	—	375,483
Materials	216,755	—	—	216,755
Financials	202,146	—	—	202,146
Miscellaneous	357,685	—	—	357,685
Short-term securities	—	255,064	—	255,064
Total	$6,996,482	$255,064	$—	$7,251,546

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$214,725	$198,543	$—	$413,268
Consumer discretionary	140,482	93,033	—	233,515
Information technology	116,145	110,012	—	226,157
Industrials	123,783	101,581	—	225,364
Health care	143,642	61,208	—	204,850
Telecommunication services	17,635	114,714	—	132,349
Consumer staples	52,948	63,008	—	115,956
Materials	79,864	16,969	—	96,833
Utilities	42,458	37,604	—	80,062
Energy	42,913	20,828	—	63,741
Preferred securities	458	—	—	458
Rights & warrants	129	—	—	129
Convertible bonds	—	1,111	—	1,111
Bonds, notes & other debt instruments	—	14,064	—	14,064
Short-term securities	—	66,490	—	66,490
Total	$975,182	$899,165	$—	$1,874,347

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,264	$—	$1,264

*	Securities with a value of $662,693,000, which represented 35.13% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series	139

Growth-Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$4,257,763	$136,487	$—	$4,394,250
Information technology	4,022,522	145,534	—	4,168,056
Consumer discretionary	2,801,117	504,037	—	3,305,154
Industrials	2,195,585	216,495	—	2,412,080
Financials	1,827,601	169,224	—	1,996,825
Materials	1,599,620	123,904	—	1,723,524
Energy	1,468,850	217,641	—	1,686,491
Consumer staples	1,391,547	236,056	—	1,627,603
Telecommunication services	408,654	—	—	408,654
Utilities	245,965	—	—	245,965
Miscellaneous	1,175,943	89,395	—	1,265,338
Rights & warrants	3,633	—	—	3,633
Convertible stocks	—	9,007	—	9,007
Convertible bonds	—	30,961	—	30,961
Bonds, notes & other debt instruments	—	42,617	—	42,617
Short-term securities	—	2,056,142	—	2,056,142
Total	$21,398,800	$3,977,500	$—	$25,376,300

*	Securities with a value of $1,209,046,000, which represented 4.77% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

International Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$14,644	$221,570	$—	$236,214
Utilities	—	128,528	—	128,528
Consumer discretionary	3,716	120,254	—	123,970
Consumer staples	28,345	80,659	—	109,004
Health care	—	106,859	—	106,859
Industrials	7,555	71,399	—	78,954
Energy	17,440	27,691	—	45,131
Materials	3,116	28,998	—	32,114
Telecommunication services	2,603	29,171	—	31,774
Information technology	6,522	8,931	—	15,453
Rights & warrants	—	61	—	61
Convertible bonds	—	2,556	—	2,556
Bonds, notes & other debt instruments	—	9,256	—	9,256
Short-term securities	—	84,595	—	84,595
Total	$83,941	$920,528	$—	$1,004,469

*	Securities with a value of $617,618,000, which represented 61.26% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

140	American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer staples	$7,023	$2,670	$—	$9,693
Financials	3,307	5,253	—	8,560
Health care	3,668	4,214	—	7,882
Utilities	706	6,403	—	7,109
Telecommunication services	2,784	4,290	—	7,074
Consumer discretionary	1,136	3,948	—	5,084
Energy	3,459	1,580	—	5,039
Information technology	3,922	838	—	4,760
Industrials	1,662	1,418	—	3,080
Materials	1,201	1,154	—	2,355
Miscellaneous	—	477	—	477
Bonds, notes & other debt instruments	—	11,673	—	11,673
Short-term securities	—	2,100	—	2,100
Total	$28,868	$46,018	$—	$74,886

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,850,376	$100,971	$—	$1,951,347
Consumer discretionary	1,881,061	18,025	—	1,899,086
Financials	1,757,560	—	—	1,757,560
Industrials	1,385,692	19,578	1	1,405,271
Health care	1,182,825	94,864	3,106	1,280,795
Energy	1,262,869	—	—	1,262,869
Materials	848,790	1,043	—	849,833
Consumer staples	715,693	96,025	—	811,718
Other	169,946	—	—	169,946
Miscellaneous	420,917	39,683	—	460,600
Convertible stocks	—	10,915	—	10,915
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	1,924,223	—	1,924,223
Corporate bonds & notes	—	1,354,535	10,872	1,365,407
Mortgage-backed obligations	—	724,971	—	724,971
Federal agency bonds & notes	—	275,707	—	275,707
Other	—	99,674	—	99,674
Short-term securities	—	1,691,483	—	1,691,483
Total	$11,475,729	$6,451,697	$13,979	$17,941,405

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$778	$—	$778
Liabilities:
Unrealized depreciation on interest rate swaps	—	(9,905)	—	(9,905)
Total	$—	$(9,127)	$—	$(9,127)

*	Interest rate swaps are not included in the investment portfolio.

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Global Balanced Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Industrials	$9,981	$12,535	$—	$22,516
Financials	3,944	17,108	—	21,052
Consumer staples	8,087	10,138	—	18,225
Information technology	8,066	9,507	—	17,573
Health care	8,027	5,840	—	13,867
Consumer discretionary	9,370	4,393	—	13,763
Energy	4,859	2,447	—	7,306
Materials	5,855	1,035	—	6,890
Telecommunication services	648	2,403	—	3,051
Utilities	—	2,417	—	2,417
Miscellaneous	2,412	1,967	—	4,379
Preferred securities	166	—	—	166
Convertible bonds	—	873	—	873
Bonds, notes & other debt instruments	—	65,536	—	65,536
Short-term securities	—	22,700	—	22,700
Total	$61,415	$158,899	$—	$220,314

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$137	$—	$137
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(57)	—	(57)
Total	$—	$80	$—	$80

*	Securities with a value of $56,422,000, which represented 26.15% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,617,605	$—	$3,617,605
Corporate bonds & notes	—	2,859,035	103	2,859,138
Mortgage-backed obligations	—	2,053,347	—	2,053,347
Other	—	632,729	—	632,729
Convertible bonds	—	1,311	—	1,311
Preferred securities	2,286	—	—	2,286
Common stocks	6	—	—	6
Short-term securities	—	1,646,261	—	1,646,261
Total	$2,292	$10,810,288	$103	$10,812,683

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on forward currency contracts	$—	$4,862	$—	$4,862
Unrealized appreciation on interest rate swaps	—	9,726	—	9,726
Liabilities:
Unrealized depreciation on interest rate swaps	—	(17,187)	—	(17,187)
Total	$—	$(2,599)	$—	$(2,599)

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

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Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$584,308	$—	$584,308
British pounds	—	135,822	—	135,822
Mexican pesos	—	81,519	—	81,519
Japanese yen	—	65,446	—	65,446
Indian rupees	—	47,363	—	47,363
Polish zloty	—	45,973	—	45,973
Hungarian forints	—	40,631	—	40,631
Norwegian kroner	—	36,498	—	36,498
Colombian pesos	—	29,455	—	29,455
U.S. dollars	—	1,366,659	7	1,366,666
Other	—	75,018	—	75,018
Convertible stocks	—	357	—	357
Common stocks	—	334	—	334
Short-term securities	—	152,090	—	152,090
Total	$—	$2,661,473	$7	$2,661,480

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on forward currency contracts	$—	$7,983	$—	$7,983
Unrealized appreciation on interest rate swaps	—	272	—	272
Liabilities:
Unrealized depreciation on forward currency contracts	—	(7,148)	—	(7,148)
Unrealized depreciation on interest rate swaps	—	(447)	—	(447)
Total	$—	$660	$—	$660

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,684,551	$10,552	$1,695,103
Other	—	53,008	—	53,008
Convertible bonds	—	5,888	—	5,888
Convertible stocks	13,440	6,502	—	19,942
Preferred securities	798	—	—	798
Common stocks	6,410	5,834	3,563	15,807
Short-term securities	—	103,182	—	103,182
Total	$20,648	$1,858,965	$14,115	$1,893,728

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$234	$—	$234

*	Forward currency contracts are not included in the investment portfolio.

Mortgage Fund

At December 31, 2014, all of the fund’s investments were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At December 31, 2014, all of the fund’s investments were classified as Level 2.

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Cash Management Fund

At December 31, 2014, all of the fund’s investment securities were classified as Level 2.

Managed Risk Growth Fund

At December 31, 2014, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At December 31, 2014, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At December 31, 2014, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At December 31, 2014, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At December 31, 2014, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks maybe more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks

144	American Funds Insurance Series

of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds, or bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve capital and generate

American Funds Insurance Series	145

gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in interest rate swaps — The use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a fund’s initial investment.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in money market securities — The values and liquidity of the securities held by a fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

146	American Funds Insurance Series

Management — The managed risk funds are subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the risk management strategy may not effectively protect the managed risk funds from market declines and will limit the managed risk funds’ participation in market gains. The use of the risk management strategy could cause a managed risk fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency

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contracts are recorded in each fund’s statement of operations. As of December 31, 2014, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Global Growth and Income Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations. As of December 31, 2014, Asset Allocation Fund, Bond Fund, Global Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund had open interest rate swaps.

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives “variation margin” based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. As of December 31, 2014, Managed Risk Asset Allocation Fund did not hold any futures contracts.

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The following tables present the financial statement impacts resulting from the funds’ use of forward currency contracts, interest rate swaps and/or futures contracts as of December 31, 2014 (dollars in thousands):

		Global Growth Fund	Global Small Capitalization Fund	International Fund	New World Fund	Global Growth and Income Fund
Assets	Location on statements of assets and liabilties
Forward currency	Unrealized appreciation on open forward currency contracts	$1,368	$408	$4,101	$685	$1,264
Forward currency	Receivables for closed forward currency contracts	—	—	—	27	—
Futures contracts	Deposits at brokers for futures contracts	—	—	—	—	—
Interest rate swaps	Variation margin for interest rate swaps	—	—	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—
		$1,368	$408	$4,101	$712	$1,264

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$—	$1	$—	$119	$—
Forward currency	Payables for closed forward currency contracts	—	—	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—
		$—	$1	$—	$119	$—

Net realized gain	Location on statements of operations
Forward currency	Net realized gain on forward currency contracts	$20,528	$1,123	$21,865	$4,004	$828
Interest rate swaps	Net realized gain on interest rate swaps	—	—	—	—	—
Futures contracts	Net realized gain on futures contracts	—	—	—	—	—
		$20,528	$1,123	$21,865	$4,004	$828

Net unrealized (depreciation) appreciation	Location on statements of operations
Forward currency	Net unrealized depreciation on forward currency contracts	$(3,902)	$(53)	$(839)	$(274)	$1,206
Interest rate swaps	Net unrealized appreciation on interest rate swaps	—	—	—	—	—
Futures contracts	Net unrealized appreciation on futures contracts	—	—	—	—	—
		$(3,902)	$(53)	$(839)	$(274)	$1,206

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		Growth- Income Fund	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund
Assets	Location on statements of assets and liabilties
Forward currency	Unrealized appreciation on open forward currency contracts	$—	$—	$137	$4,862	$7,983
Forward currency	Receivables for closed forward currency contracts	—	—	5	157	874
Futures contracts	Deposits at brokers for futures contracts	—	—	—	—	—
Interest rate swaps	Variation margin for interest rate swaps	—	—	—	784	44
Futures contracts	Variation margin on futures contracts	—	—	—	—	—
		$—	$—	$142	$5,803	$8,901

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$—	$—	$57	$—	$7,148
Forward currency	Payables for closed forward currency contracts	—	—	3	278	1,393
Interest rate swaps	Variation margin on interest rate swaps	—	68	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—
		$—	$68	$60	$278	$8,541

Net realized (loss) gain	Location on statements of operations
Forward currency	Net realized (loss) gain on forward currency contracts	$(9)	$—	$(43)	$10,839	$(3,161)
Interest rate swaps	Net realized loss on interest rate swaps	—	(1,666)	—	(9,463)	(2,498)
Futures contracts	Net realized gain on futures contracts	—	—	—	—	—
		$(9)	$(1,666)	$(43)	$1,376	$(5,659)

Net unrealized (depreciation) appreciation	Location on statements of operations
Forward currency	Net unrealized (depreciation) appreciation on forward currency contracts	$(612)	$—	$104	$6,511	$4,230
Interest rate swaps	Net unrealized depreciation on interest rate swaps	—	(9,127)	—	(7,795)	(175)
Futures contracts	Net unrealized appreciation on futures contracts	—	—	—	—	—
		$(612)	$(9,127)	$104	$(1,284)	$4,055

150	American Funds Insurance Series

		High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Assets	Location on statements of assets and liabilties
Forward currency	Unrealized appreciation on open forward currency contracts	$234	$—	$—	$—	$—
Forward currency	Receivables for closed forward currency contracts	—	—	—	—	—
Futures contracts	Deposits at brokers for futures contracts	—	—	—	887	486
Interest rate swaps	Variation margin for interest rate swaps	—	138	708	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	151	42
		$234	$138	$708	$1,038	$528

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—	$—	$—
Forward currency	Payables for closed forward currency contracts	—	—	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—
		$—	$—	$—	$—	$—

Net realized gain (loss)	Location on statements of operations
Forward currency	Net realized gain on forward currency contracts	$872	$—	$—	$—	$—
Interest rate swaps	Net realized gain (loss) on interest rate swaps	—	222	(4,040)	—	—
Futures contracts	Net realized loss on futures contracts	—	—	—	(2,612)	(639)
		$872	$222	$(4,040)	$(2,612)	$(639)

Net unrealized appreciation (depreciation)	Location on statements of operations
Forward currency	Net unrealized appreciation on forward currency contracts	$258	$—	$—	$—	$—
Interest rate swaps	Net unrealized depreciation on interest rate swaps	—	(956)	(11,848)	—	—
Futures contracts	Net unrealized depreciation on futures contracts	—	—	—	(438)	(149)
		$258	$(956)	$(11,848)	$(438)	$(149)

American Funds Insurance Series	151

		Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets	Location on statements of assets and liabilties
Forward currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Receivables for closed forward currency contracts	—	—	—
Futures contracts	Deposits at brokers for futures contracts	318	475	—
Interest rate swaps	Variation margin for interest rate swaps	—	—	—
Futures contracts	Variation margin on futures contracts	77	61	—
		$395	$536	$—

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—
		$—	$—	$—

Net realized loss	Location on statements of operations
Forward currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Net realized gain on interest rate swaps	—	—	—
Futures contracts	Net realized loss on futures contracts	(2,998)	(2,253)	(23,286)
		$(2,998)	$(2,253)	$(23,286)

Net unrealized appreciation (depreciation)	Location on statements of operations
Forward currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Net unrealized appreciation on interest rate swaps	—	—	—
Futures contracts	Net unrealized depreciation on futures contracts	(121)	(192)	—
		$(121)	$(192)	$—

Collateral — Funds that invest in forward currency contracts, interest rate swaps and/or futures contracts participate in a collateral program. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party to the contract cannot meet its contractual obligations.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency, with the same settlement date and with the same counterparty, are settled net of each party’s payment obligation. For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the funds’ statements of assets and liabilities. The following tables present each

152	American Funds Insurance Series

fund’s forward currency contracts by counterparty as of December 31, 2014, including those that are subject to potential offset on the statements of assets and liabilities (dollars in thousands):

Global Growth Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount

Assets:
Bank of America, N.A.	$741	$—	$—	$—	$741
Bank of New York Mellon	625	—	—	—	625
JPMorgan Chase	1	—	—	—	1
UBS AG	1	—	—	—	1
	$1,368	$—	$—	$—	$1,368

Global Small Capitalization Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount

Assets:
HSBC Bank	$94	$—	$—	$—	$94
UBS AG	314	—	—	—	314
	$408	$—	$—	$—	$408
Liabilities:
Barclays Bank PLC	$1	$—	$—	$—	$1

International Fund
	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount

Assets:
Bank of America, N.A.	$758	$—	$—	$—	$758
Barclays Bank PLC	2,308		—	—	2,308
Citibank	309	—	—	—	309
UBS AG	726	—	—	—	726
	$4,101	$—	$—	$—	$4,101

See end of tables for footnote.

American Funds Insurance Series	153

New World Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount

Assets:
Bank of America, N.A.	$33	$—	$—	$—	$33
Citibank	234	—	—	—	234
HSBC Bank	63	(2)	—	—	61
JPMorgan Chase	153	(1)	—	—	152
UBS AG	229	(95)	—	—	134
	$712	$(98)	$—	$—	$614
Liabilities:
Barclays Bank PLC	$21	$—	$—	$—	$21
HSBC Bank	2	(2)	—	—	—
JPMorgan Chase	1	(1)	—	—	—
UBS AG	95	(95)	—	—	—
	$119	$(98)	$—	$—	$21

Global Growth and Income Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$1	$—	$—	$—	$1
Citibank	254	—	—	—	254
JPMorgan Chase	1,009	—	—	—	1,009
	$1,264	$—	$—	$—	$1,264

Global Balanced Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount

Assets:
Bank of America, N.A.	$12	$—	$—	$—	$12
Citibank	47	—	—	—	47
HSBC Bank	21	(21)	—	—	—
JPMorgan Chase	60	(9)	—	—	51
UBS AG	2	(2)	—	—	—
	$142	$(32)	$—	$—	$110
Liabilities:
Barclays Bank PLC	$3	$—	$—	$—	$3
HSBC Bank	26	(21)	—	—	5
JPMorgan Chase	9	(9)	—	—	—
UBS AG	22	(2)	—	—	20
	$60	$(32)	$—	$—	$28

154	American Funds Insurance Series

Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount

Assets:
Barclays Bank PLC	$93	$—	$—	$—	$93
Citibank	250	—	—	—	250
HSBC Bank	2,565	—	—	—	2,565
JPMorgan Chase	1,945	—	—	—	1,945
UBS AG	166	—	—	—	166
	$5,019	$—	$—	$—	$5,019
Liabilities:
JPMorgan Chase	$198	$—	$—	$—	$198
UBS AG	80	—	—	—	80
	$278	$—	$—	$—	$278

Global Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount

Assets:
Bank of America, N.A.	$643	$—	$—	$—	$643
Barclays Bank PLC	512	(386)	—	—	126
Citibank	1,957	(571)	—	—	1,386
HSBC Bank	2,534	(1,708)	—	—	826
JPMorgan Chase	1,603	(1,595)	—	—	8
UBS AG	1,608	(632)	—	—	976
	$8,857	$(4,892)	$—	$—	$3,965
Liabilities:
Bank of America, N.A.	$294	$—	$—	$—	$294
Bank of New York Mellon	2,580	—	—	—	2,580
Barclays Bank PLC	386	(386)	—	—	—
Citibank	625	(571)	—	—	54
HSBC Bank	2,000	(1,708)	—	—	292
JPMorgan Chase	2,024	(1,595)	—	—	429
UBS AG	632	(632)	—	—	—
	$8,541	$(4,892)	$—	$—	$3,649

High-Income Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount

Assets:
Bank of New York Mellon	$184	$—	$—	$—	$184
HSBC Bank	21	—	—	—	21
UBS AG	29	—	—	—	29
	$234	$—	$—	$—	$234

* Non-cash collateral is shown on a settlement basis.

American Funds Insurance Series	155

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2014, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2011. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by U.S. federal tax authorities for tax years before 2014, the year the fund commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2010. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by state tax authorities for tax years before 2014, the year the fund commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund and Global Growth and Income Fund for tax years before 2007; Growth-Income Fund for tax years before 2010; and International Growth and Income Fund and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains; paydowns on fixed-income securities; net capital losses; net operating losses; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables in this section, some of the funds had capital loss carryforwards available at December 31, 2014. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

156	American Funds Insurance Series

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Undistributed ordinary income	$59,303	$39,763	$26,481	$27,519	$46,283	$70,798
Late year ordinary loss deferral*	—	(1,480)	—	—	—	—
Undistributed long-term capital gain	490,905	291,621	4,626,374	445,795	111,831	665,817
Capital loss carryforward utilized	—	—	—	386,250	—	24,747
Gross unrealized appreciation on investment securities	1,619,588	1,375,775	7,722,797	1,852,730	422,654	1,962,299
Gross unrealized depreciation on investment securities	(243,332)	(471,711)	(587,321)	(435,835)	(324,025)	(56,195)
Net unrealized appreciation (depreciation) on investment securities	1,376,256	904,064	7,135,476	1,416,895	98,629	1,906,104
Cost of investment securities	4,180,637	3,258,777	15,638,399	6,270,386	2,482,955	5,345,442
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	18,740	3,324	(562)	24,322	955	(2)

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Undistributed ordinary income	$7,207	$163,215	$1,651	$—	$208,311	$272
Late year ordinary loss deferral*	—	—	—	(10)	—	—
Undistributed long-term capital gain	—	3,511,162	21,495	—	1,126,260	779
Post-October capital loss deferral*	—	—	—	(316)	—	—
Capital loss carryforward:
Expiring 2017	(82,483)	—	—	—	—	—
Expiring 2018	(297)	—	—	—	—	—
	(82,780)	—	—	—	—	—
Capital loss carryforward utilized	190,917	—	—	—	—	—
Gross unrealized appreciation on investment securities	421,233	8,301,888	96,553	1,985	3,930,660	26,969
Gross unrealized depreciation on investment securities	(120,674)	(671,034)	(58,082)	(3,166)	(382,960)	(7,789)
Net unrealized appreciation (depreciation) on investment securities	300,559	7,630,854	38,471	(1,181)	3,547,700	19,180
Cost of investment securities	1,573,788	17,745,446	965,998	76,067	14,393,705	201,134
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	5,888	3,901	956	9	(5,611)	(1,136)
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	—	—	—	1	—	—

American Funds Insurance Series	157

	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Undistributed ordinary income	$189,634	$45,303	$19,480	$5,010	$29,066	$—
Undistributed long-term capital gain	36,263	25,248	—	—	3,636	—
Capital loss carryforward:
Expiring 2017	—	—	(45,026)	—	—	—
Capital loss carryforward utilized	—	—	32,657	2,303	18,371	—
Gross unrealized appreciation on investment securities	196,278	34,777	6,398	4,574	55,715	17
Gross unrealized depreciation on investment securities	(59,704)	(75,180)	(128,762)	(765)	(8,044)	(1)
Net unrealized appreciation (depreciation) on investment securities	136,574	(40,403)	(122,364)	3,809	47,671	16
Cost of investment securities	10,676,109	2,701,883	2,016,092	410,799	3,837,088	395,281
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	9,105	(26,841)	2,985	602	1,536	1
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	—	—	—	—	—	2,049

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Undistributed ordinary income	$—	$14	$70	$—	$24,307
Late year ordinary loss deferral*	(6)	—	—	(3)	—
Undistributed long-term capital gain	—	—	—	—	48,332
Post-October capital loss deferral*	(792)	—	—	(564)	—
Capital loss carryforward:
No expiration	—	(319)	(1,316)	—	—
Capital loss carryforward utilized	126	—	—	178	87
Gross unrealized appreciation on investment securities	2,021	—	4,276	1,772	31,637
Gross unrealized depreciation on investment securities	—	(1,478)	—	—	—
Net unrealized appreciation (depreciation) on investment securities	2,021	(1,478)	4,276	1,772	31,637
Cost of investment securities	75,768	46,977	92,597	73,414	2,020,405
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	56	33	(3)	11	5,674

* These deferrals are considered incurred in the subsequent year.

158	American Funds Insurance Series

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2014			Year ended December 31, 2013
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$21,714	$149,231	$170,945	$21,540	$—	$21,540
Class 2	46,982	409,357	456,339	50,234	—	50,234
Class 4	185	729	914	6	—	6
Total	$68,881	$559,317	$628,198	$71,780	$—	$71,780

Global Small Capitalization Fund

	Year ended December 31, 2014			Year ended December 31, 2013
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$4,791	$5,850	$10,641	$9,160	$—	$9,160
Class 2	3,426	12,856	16,282	24,174	—	24,174
Class 4	8	35	43	3	—	3
Total	$8,225	$18,741	$26,966	$33,337	$—	$33,337

Growth Fund

	Year ended December 31, 2014			Year ended December 31, 2013
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$101,536	$338,191	$439,727	$77,038	$—	$77,038
Class 2	120,723	770,692	891,415	142,471	—	142,471
Class 3	2,019	10,176	12,195	1,987	—	1,987
Class 4	204	355	559	32	—	32
Total	$224,482	$1,119,414	$1,343,896	$221,528	$—	$221,528

International Fund

	Year ended December 31, 2014			Year ended December 31, 2013
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$56,042	$—	$56,042	$50,434	$—	$50,434
Class 2	62,808	—	62,808	75,225	—	75,225
Class 3	586	—	586	614	—	614
Class 4	253	—	253	23	—	23
Total	$119,689	$—	$119,689	$126,296	$—	$126,296

New World Fund

	Year ended December 31, 2014			Year ended December 31, 2013
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$22,533	$136,762	$159,295	$21,178	$5,690	$26,868
Class 2	14,710	118,828	133,538	17,409	5,994	23,403
Class 4	712	2,416	3,128	93	4	97
Total	$37,955	$258,006	$295,961	$38,680	$11,688	$50,368

See end of tables for footnotes.

American Funds Insurance Series	159

Blue Chip Income and Growth Fund

	Year ended December 31, 2014			Year ended December 31, 2013
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$110,127	$—	$110,127	$54,555	$—	$54,555
Class 2	111,072	—	111,072	66,918	—	66,918
Class 4	214	—	214	2	—	2
Total	$221,413	$—	$221,413	$121,475	$—	$121,475

Global Growth and Income Fund

	Year ended December 31, 2014			Year ended December 31, 2013
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$7,433	$—	$7,433	$6,810	$—	$6,810
Class 2	59,444	—	59,444	56,388	—	56,388
Class 4	55	—	55	19	—	19
Total	$66,932	$—	$66,932	$63,217	$—	$63,217

Growth-Income Fund

	Year ended December 31, 2014			Year ended December 31, 2013
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$160,312	$481,640	$641,952	$142,502	$—	$142,502
Class 2	182,884	707,921	890,805	185,855	—	185,855
Class 3	2,464	9,150	11,614	2,493	—	2,493
Class 4	336	338	674	32	—	32
Total	$345,996	$1,199,049	$1,545,045	$330,882	$—	$330,882

International Growth and Income Fund

	Year ended December 31, 2014			Year ended December 31, 2013
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$23,471	$7,090	$30,561	$19,657	$9,002	$28,659
Class 2	7,334	2,491	9,825	6,724	3,354	10,078
Class 4	564	75	639	8	3	11
Total	$31,369	$9,656	$41,025	$26,389	$12,359	$38,748

Capital Income Builder

	For the period ended December 31, 2014[1]
	Ordinary	Long-term	Total distributions
Share class	income	capital gains	paid
Class 1	$409	$—	$409
Class 2	—	—	—
Class 4	520	—	520
Total	$929	$—	$929

160	American Funds Insurance Series

Asset Allocation Fund

	Year ended December 31, 2014			Year ended December 31, 2013
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$244,441	$487,101	$731,542	$160,436	$—	$160,436
Class 2	104,039	252,911	356,950	79,271	—	79,271
Class 3	774	1,837	2,611	607	—	607
Class 4	434	247	681	4	—	4
Total	$349,688	$742,096	$1,091,784	$240,318	$—	$240,318

Global Balanced Fund

	Year ended December 31, 2014						Year ended December 31, 2013
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 1	$559		$943		$1,502		$557		$260		$817
Class 2	2,317		4,536		6,853		2,083		1,129		3,212
Class 4	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Total	$2,876		$5,479		$8,355		$2,640		$1,389		$4,029

Bond Fund

	Year ended December 31, 2014			Year ended December 31, 2013
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$106,599	$1,717	$108,316	$89,562	$43,797	$133,359
Class 2	88,930	1,704	90,634	86,573	53,541	140,114
Class 4	497	3	500	45	6	51
Total	$196,026	$3,424	$199,450	$176,180	$97,344	$273,524

Global Bond Fund

	Year ended December 31, 2014			Year ended December 31, 2013
			Total					Total
	Ordinary	Long-term	distributions	Ordinary		Long-term		distributions
Share class	income	capital gains	paid	income		capital gains		paid
Class 1	$21,017	$10,164	$31,181	$6,185		$7,310		$13,495
Class 2	17,806	12,830	30,636	8,801		10,402		19,203
Class 4	57	4	61	—	[2]	—	[2]	—	[2]
Total	$38,880	$22,998	$61,878	$14,986		$17,712		$32,698

High-Income Bond Fund

	Year ended December 31, 2014			Year ended December 31, 2013
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$60,248	$—	$60,248	$55,659	$—	$55,659
Class 2	55,536	—	55,536	70,100	—	70,100
Class 3	966	—	966	1,237	—	1,237
Class 4	46	—	46	5	—	5
Total	$116,796	$—	$116,796	$127,001	$—	$127,001

See end of tables for footnotes.

American Funds Insurance Series	161

Mortgage Fund

	Year ended December 31, 2014			Year ended December 31, 2013
			Total					Total
	Ordinary	Long-term	distributions	Ordinary		Long-term		distributions
Share class	income	capital gains	paid	income		capital gains		paid
Class 1	$2,595	$—	$2,595	$1,647		$46		$1,693
Class 2	364	—	364	296		15		311
Class 4	4	—	4	—	[2]	—	[2]	—	[2]
Total	$2,963	$—	$2,963	$1,943		$61		$2,004

U.S. Government/AAA-Rated Securities Fund

	Year ended December 31, 2014			Year ended December 31, 2013
			Total				Total
	Ordinary	Long-term	distributions	Ordinary	Long-term		distributions
Share class	income	capital gains	paid	income	capital gains		paid
Class 1	$22,540	$—	$22,540	$35,942	$25,494		$61,436
Class 2	18,675	—	18,675	35,681	28,443		64,124
Class 3	143	—	143	318	255		573
Class 4	325	—	325	2	—	[2]	2
Total	$41,683	$—	$41,683	$71,943	$54,192		$126,135

Managed Risk Growth Fund

	Year ended December 31, 2014			Year ended December 31, 2013[3]
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$2	$3	$5	$1	$—	$1
Class P2	532	1,325	1,857	139	—	139
Total	$534	$1,328	$1,862	$140	$—	$140

Managed Risk International Fund

	Year ended December 31, 2014			Year ended December 31, 2013[3]
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$2	$—	$2	$1	$—	$1
Class P2	508	—	508	113	—	113
Total	$510	$—	$510	$114	$—	$114

Managed Risk Blue Chip Income and Growth Fund

	Year ended December 31, 2014			Year ended December 31, 2013[3]
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$6	$—	$6	$2	$—	$2
Class P2	2,173	—	2,173	340	—	340
Total	$2,179	$—	$2,179	$342	$—	$342

162	American Funds Insurance Series

Managed Risk Growth-Income Fund

	Year ended December 31, 2014			Year ended December 31, 2013[3]
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$2	$3	$5	$1	$—	$1
Class P2	641	1,587	2,228	201	—	201
Total	$643	$1,590	$2,233	$202	$—	$202

Managed Risk Asset Allocation Fund

	Year ended December 31, 2014			Year ended December 31, 2013
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$581	$—	$581	$1,126	$—	$1,126
Class P2	976	—	976	7,025	—	7,025
Total	$1,557	$—	$1,557	$8,151	$—	$8,151

[1]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[2]	Amount less than one thousand.
[3]	For the period May 1, 2013, commencement of operations, through December 31, 2013.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waiver — The series’ board of trustees approved an amended agreement for Blue Chip Income and Growth Fund effective February 1, 2015, decreasing the annual rates on daily net assets in excess of $6.5 billion to 0.360%. During the year ended December 31, 2014, CRMC voluntarily reduced investment advisory services fees to the new rate for Blue Chip Income and Growth Fund. CRMC is also waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the year ended December 31, 2014, total investment advisory services fees waived by CRMC were $897,000.

American Funds Insurance Series	163

The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after any investment advisory services waivers, are as follows:

					For the	For the
					period ended	period ended
	Rates		Net asset level (in billions)		December 31,	December 31,
	Beginning	Ending		In excess	2014,	2014,
Fund	with	with	Up to	of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.52%	.52%
Global Small Capitalization Fund	.800	.635	.6	5.0	.70	.70
Growth Fund	.500	.280	.6	34.0	.33	.33
International Fund	.690	.430	.5	21.0	.50	.50
New World Fund	.850	.620	.5	2.5	.72	.72
Blue Chip Income and Growth Fund	.500	.370	.6	4.0	.40	.40
Global Growth and Income Fund	.690	.480	.6	3.0	.60	.60
Growth-Income Fund	.500	.219	.6	34.0	.27	.27
International Growth and Income Fund	.690	.530	.5	1.0	.64	.64
Capital Income Builder	.500		all		.50	.50
Asset Allocation Fund	.500	.244	.6	13.0	.28	.28
Global Balanced Fund	.660	.510	.5	1.0	.66	.66
Bond Fund	.480	.330	.6	8.0	.37	.37
Global Bond Fund	.570	.450	1.0	3.0	.53	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46	.46
Mortgage Fund	.420	.290	.6	3.0	.42	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33	.33
Cash Management Fund	.320	.270	1.0	2.0	.32	.32
Managed Risk Growth Fund	.250		all		.25	.20
Managed Risk International Fund	.250		all		.25	.20
Managed Risk Blue Chip Income and Growth Fund	.250		all		.25	.20
Managed Risk Growth-Income Fund	.250		all		.25	.20
Managed Risk Asset Allocation Fund	.250		all		.25	.20

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement that applies to all funds except the managed risk funds. Under the agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

164	American Funds Insurance Series

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the managed risk funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the year ended December 31, 2014, total expenses reimbursed by CRMC were $335,000.

Class-specific expenses and reimbursements under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$152
Class 2	10,372	—	415
Class 4	22	22	1
Total class-specific expenses	$10,394	$22	$568

Global Small Capitalization Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$134
Class 2	7,171	—	287
Class 4	20	20	1
Total class-specific expenses	$7,191	$20	$422

Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$699
Class 2	39,295	—	1,572
Class 3	378	—	21
Class 4	25	25	1
Total class-specific expenses	$39,698	$25	$2,293

International Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$334
Class 2	12,035	—	481
Class 3	77	—	4
Class 4	20	20	1
Total class-specific expenses	$12,132	$20	$820

New World Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$146
Class 2	3,067	—	123
Class 4	77	77	3
Total class-specific expenses	$3,144	$77	$272

Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$309
Class 2	9,284	—	372
Class 4	6	6	—	*
Total class-specific expenses	$9,290	$6	$681

Global Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$19
Class 2	4,393	—	176
Class 4	2	3	—	*
Total class-specific expenses	$4,395	$3	$195

Growth-Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$1,020
Class 2	36,520	—	1,461
Class 3	340	—	19
Class 4	30	30	1
Total class-specific expenses	$36,890	$30	$2,501

See end of tables for footnote.

American Funds Insurance Series	165

International Growth and Income Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$73
Class 2	648		—		26
Class 4	24		24		1
Total class-specific expenses	$672		$24		$100

Capital Income Builder

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$1
Class 2	—		—		—
Class 4	39		39		2
Total class-specific expenses	$39		$39		$3

Asset Allocation Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$1,111
Class 2	14,034		—		561
Class 3	74		—		4
Class 4	26		26		1
Total class-specific expenses	$14,134		$26		$1,677

Global Balanced Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$4
Class 2	427		—		17
Class 4	—		—		—
Total class-specific expenses	$427		$—		$21

Bond Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$485
Class 2	11,692		—		468
Class 4	31		32		1
Total class-specific expenses	$11,723		$32		$954

Global Bond Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$118
Class 2	3,692		—		148
Class 4	3		3		—	*
Total class-specific expenses	$3,695		$3		$266

High-Income Bond Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$93
Class 2	2,546		—		102
Class 3	33		—		2
Class 4	5		6		—	*
Total class-specific expenses	$2,584		$6		$197

Mortgage Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$24
Class 2	127		—		5
Class 4	—	*	—	*	—	*
Total class-specific expenses	$127		$—	*	$29

U.S. Government/AAA-Rated Securities Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$167
Class 2	4,463		—		179
Class 3	24		—		1
Class 4	22		22		1
Total class-specific expenses	$4,509		$22		$348

Cash Management Fund

			Insurance
	Distribution		administrative		Administrative
Share class	services		services		services
Class 1	$—		$—		$5
Class 2	906		—		36
Class 3	14		—		1
Class 4	6		6		—	*
Total class-specific expenses	$926		$6		$42

Managed Risk Growth Fund

			Insurance
	Distribution		administrative
	services		services
Class P1	$—		$—
Class P2	122		122
Total class-specific expenses	$122		$122

Managed Risk International Fund

			Insurance
	Distribution		administrative
	services		services
Class P1	$—		$—
Class P2	71		71
Total class-specific expenses	$71		$71

166	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—
Class P2	121	121
Total class-specific expenses	$121	$121

Managed Risk Growth-Income Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—
Class P2	105	105
Total class-specific expenses	$105	$105

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$476
Class P2	3,407	3,407
Total class-specific expenses	$3,407	$3,883

* Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

			Increase in value of		Total trustees’
	Current fees		deferred amounts		compensation
Global Growth Fund	$50		$5		$55
Global Small Capitalization Fund	37		3		40
Growth Fund	200		47		247
International Fund	75		21		96
New World Fund	23		2		25
Blue Chip Income and Growth Fund	57		4		61
Global Growth and Income Fund	17		1		18
Growth-Income Fund	216		53		269
International Growth and Income Fund	9		—		9
Capital Income Builder	—	*	—		—	*
Asset Allocation Fund	142		16		158
Global Balanced Fund	2		—	*	2
Bond Fund	81		7		88
Global Bond Fund	23		1		24
High-Income Bond Fund	17		5		22
Mortgage Fund	2		—	*	2
U.S. Government/AAA-Rated Securities Fund	30		5		35
Cash Management Fund	4		2		6
Managed Risk Growth Fund	—	*	—	*	—	*
Managed Risk International Fund	—	*	—	*	—	*
Managed Risk Blue Chip Income and Growth Fund	—	*	—	*	—	*
Managed Risk Growth-Income Fund	—	*	—	*	—	*
Managed Risk Asset Allocation Fund	11		—	*	11

* Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the series.

American Funds Insurance Series	167

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1,2]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2014

Class 1	$184,637	6,455	$170,945	6,260		$(174,151)	(6,124)	$181,431	6,591
Class 2	63,364	2,246	456,339	16,834		(541,744)	(19,183)	(22,041)	(103)
Class 4	19,507	693	914	33		(1,305)	(47)	19,116	679
Total net increase (decrease)	$267,508	9,394	$628,198	23,127		$(717,200)	(25,354)	$178,506	7,167

Year ended December 31, 2013
Class 1	$258,243	10,345	$21,540	764		$(652,054)	(23,190)	$(372,271)	(12,081)
Class 2	273,799	12,031	50,234	1,788		(692,022)	(26,313)	(367,989)	(12,494)
Class 4	881	30	5	—	[3]	(79)	(2)	807	28
Total net increase (decrease)	$532,923	22,406	$71,779	2,552		$(1,344,155)	(49,505)	$(739,453)	(24,547)

Global Small Capitalization Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2014

Class 1	$271,446	10,305	$10,641	409		$(129,888)	(4,940)	$152,199	5,774
Class 2	61,975	2,423	16,282	630		(344,027)	(13,338)	(265,770)	(10,285)
Class 4	11,043	422	43	1		(3,103)	(119)	7,983	304
Total net increase (decrease)	$344,464	13,150	$26,966	1,040		$(477,018)	(18,397)	$(105,588)	(4,207)

Year ended December 31, 2013

Class 1	$285,973	12,430	$9,160	410		$(337,663)	(15,049)	$(42,530)	(2,209)
Class 2	58,648	2,581	24,174	1,098		(399,343)	(17,694)	(316,521)	(14,015)
Class 4	4,861	201	3	—3		(1,241)	(50)	3,623	151
Total net increase (decrease)	$349,482	15,212	$33,337	1,508		$(738,247)	(32,793)	$(355,428)	(16,073)

Growth Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2014

Class 1	$427,546	5,435	$439,268	5,684		$(902,919)	(11,466)	$(36,105)	(347)
Class 2	161,775	2,066	891,416	11,588		(2,361,274)	(30,194)	(1,308,083)	(16,540)
Class 3	818	10	12,194	157		(26,290)	(333)	(13,278)	(166)
Class 4	19,956	255	559	7		(2,162)	(28)	18,353	234
Total net increase (decrease)	$610,095	7,766	$1,343,437	17,436		$(3,292,645)	(42,021)	$(1,339,113)	(16,819)

Year ended December 31, 2013

Class 1	$294,640	4,226	$77,034	1,051		$(2,235,166)	(32,949)	$(1,863,492)	(27,672)
Class 2	157,902	2,305	142,471	1,972		(2,838,847)	(41,366)	(2,538,474)	(37,089)
Class 3	1,530	21	1,987	27		(27,728)	(401)	(24,211)	(353)
Class 4	4,782	67	32	1		(399)	(6)	4,415	62
Total net increase (decrease)	$458,854	6,619	$221,524	3,051		$(5,102,140)	(74,722)	$(4,421,762)	(65,052)

168	American Funds Insurance Series

International Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2014

Class 1	$380,142	17,940	$56,042	2,782	$(341,755)	(16,103)	$94,429	4,619
Class 2	227,750	10,810	62,808	3,135	(1,641,111)	(78,073)	(1,350,553)	(64,128)
Class 3	229	10	585	29	(7,077)	(334)	(6,263)	(295)
Class 4	17,887	843	253	13	(1,144)	(54)	16,996	802
Total net increase (decrease)	$626,008	29,603	$119,688	5,959	$(1,991,087)	(94,564)	$(1,245,391)	(59,002)

Year ended December 31, 2013

Class 1	$248,721	12,978	$50,434	2,504	$(1,206,929)	(63,495)	$(907,774)	(48,013)
Class 2	213,458	11,190	75,225	3,750	(865,300)	(45,337)	(576,617)	(30,397)
Class 3	685	35	614	31	(6,904)	(362)	(5,605)	(296)
Class 4	2,148	110	23	1	(194)	(10)	1,977	101
Total net increase (decrease)	$465,012	24,313	$126,296	6,286	$(2,079,327)	(109,204)	$(1,488,019)	(78,605)

New World Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2014

Class 1	$324,674	13,748	$159,199	6,820	$(159,490)	(6,712)	$324,383	13,856
Class 2	67,274	3,007	133,538	5,749	(199,405)	(8,528)	1,407	228
Class 4	66,188	2,863	3,128	137	(4,760)	(202)	64,556	2,798
Total net increase (decrease)	$458,136	19,618	$295,865	12,706	$(363,655)	(15,442)	$390,346	16,882

Year ended December 31, 2013

Class 1	$291,376	12,346	$26,867	1,123	$(189,247)	(7,862)	$128,996	5,607
Class 2	67,014	2,889	23,403	991	(277,349)	(11,889)	(186,932)	(8,009)
Class 4	8,180	339	96	4	(188)	(8)	8,088	335
Total net increase (decrease)	$366,570	15,574	$50,366	2,118	$(466,784)	(19,759)	$(49,848)	(2,067)

Blue Chip Income and Growth Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2014

Class 1	$634,484	44,701	$109,528	7,600		$(357,453)	(25,605)	$386,559	26,696
Class 2	30,187	2,104	111,072	7,771		(593,568)	(42,833)	(452,309)	(32,958)
Class 4	11,406	792	215	15		(2,557)	(182)	9,064	625
Total net increase (decrease)	$676,077	47,597	$220,815	15,386		$(953,578)	(68,620)	$(56,686)	(5,637)

Year ended December 31, 2013

Class 1	$986,042	89,659	$54,549	4,323		$(174,356)	(14,648)	$866,235	79,334
Class 2	13,596	1,173	66,918	5,356		(663,556)	(57,363)	(583,042)	(50,834)
Class 4	101	8	2	—	[3]	— [3]	— [3]	103	8
Total net increase (decrease)	$999,739	90,840	$121,469	9,679		$(837,912)	(72,011)	$283,296	28,508

See end of tables for footnotes.

American Funds Insurance Series	169

Global Growth and Income Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2014

Class 1	$34,831	2,706	$7,340	582	$(51,693)	(4,103)	$(9,522)	(815)
Class 2	29,379	2,291	59,444	4,718	(264,395)	(20,538)	(175,572)	(13,529)
Class 4	1,666	129	55	4	(780)	(61)	941	72
Total net increase (decrease)	$65,876	5,126	$66,839	5,304	$(316,868)	(24,702)	$(184,153)	(14,272)

Year ended December 31, 2013

Class 1	$38,885	3,340	$6,806	566	$(52,061)	(4,474)	$(6,370)	(568)
Class 2	35,387	3,082	56,388	4,700	(421,844)	(36,504)	(330,069)	(28,722)
Class 4	678	56	19	2	(162)	(13)	535	45
Total net increase (decrease)	$74,950	6,478	$63,213	5,268	$(474,067)	(40,991)	$(335,904)	(29,245)

Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2014

Class 1	$1,350,590	26,045	$641,213	12,554	$(1,449,140)	(28,021)	$542,663	10,578
Class 2	146,775	2,843	890,805	17,580	(2,265,133)	(44,088)	(1,227,553)	(23,665)
Class 3	1,337	25	11,614	227	(29,526)	(570)	(16,575)	(318)
Class 4	28,729	553	674	13	(2,803)	(54)	26,600	512
Total net increase (decrease)	$1,527,431	29,466	$1,544,306	30,374	$(3,746,602)	(72,733)	$(674,865)	(12,893)

Year ended December 31, 2013

Class 1	$970,097	21,875	$142,493	2,962	$(3,617,332)	(84,723)	$(2,504,742)	(59,886)
Class 2	101,521	2,274	185,855	3,897	(2,617,064)	(59,419)	(2,329,688)	(53,248)
Class 3	1,397	31	2,493	52	(28,707)	(644)	(24,817)	(561)
Class 4	3,337	72	32	1	(357)	(8)	3,012	65
Total net increase (decrease)	$1,076,352	24,252	$330,873	6,912	$(6,263,460)	(144,794)	$(4,856,235)	(113,630)

International Growth and Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2014

Class 1	$135,449	7,581	$30,562	1,854	$(65,051)	(3,745)	$100,960	5,690
Class 2	16,759	964	9,825	597	(18,584)	(1,055)	8,000	506
Class 4	21,190	1,211	639	39	(921)	(52)	20,908	1,198
Total net increase (decrease)	$173,398	9,756	$41,026	2,490	$(84,556)	(4,852)	$129,868	7,394

Year ended December 31, 2013

Class 1	$432,753	27,502	$28,659	1,689	$(45,474)	(2,646)	$415,938	26,545
Class 2	21,144	1,309	10,078	596	(31,345)	(1,880)	(123)	25
Class 4	791	45	11	1	(105)	(6)	697	40
Total net increase (decrease)	$454,688	28,856	$38,748	2,286	$(76,924)	(4,532)	$416,512	26,610

170	American Funds Insurance Series

Capital Income Builder

	Proceeds from initial capitalization			Sales[1]				Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2014[4]

Class 1	$19,998	2,000		$154		16		$409		41		$(36)	(4)	$20,525	2,053
Class 2	1	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	—	1	—	[3]
Class 4	1	—	[3]	56,746		5,678		520		53		(1,130)	(113)	56,137	5,618
Total net increase (decrease)	$20,000	2,000		$56,900		5,694		$929		94		$(1,166)	(117)	$76,663	7,671

Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2014

Class 1	$1,900,080	84,968	$731,542	33,258	$(1,038,802)	(46,153)	$1,592,820	72,073
Class 2	155,081	6,998	356,950	16,361	(715,536)	(32,277)	(203,505)	(8,918)
Class 3	1,259	57	2,611	118	(6,288)	(281)	(2,418)	(106)
Class 4	32,797	1,481	681	31	(2,050)	(94)	31,428	1,418
Total net increase (decrease)	$2,089,217	93,504	$1,091,784	49,768	$(1,762,676)	(78,805)	$1,418,325	64,467

Year ended December 31, 2013

Class 1	$1,917,257	91,983	$160,436	7,366	$(459,506)	(22,330)	$1,618,187	77,019
Class 2	214,460	10,499	79,271	3,677	(851,000)	(41,687)	(557,269)	(27,511)
Class 3	1,510	72	607	28	(5,389)	(259)	(3,272)	(159)
Class 4	487	22	4	—	— [3]	— [3]	491	22
Total net increase (decrease)	$2,133,714	102,576	$240,318	11,071	$(1,315,895)	(64,276)	$1,058,137	49,371

Global Balanced Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended December 31, 2014

Class 1	$229	20	$1,503		134		$(127)	(11)	$1,605		143
Class 2	29,687	2,589	6,852		616		(9,380)	(820)	27,159		2,385
Class 4	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Total net increase (decrease)	$29,916	2,609	$8,355		750		$(9,507)	(831)	$28,764		2,528

Year ended December 31, 2013

Class 1	$377	35	$817		73		$(184)	(17)	$1,010		91
Class 2	33,820	3,112	3,212		288		(13,106)	(1,202)	23,926		2,198
Class 4	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Total net increase (decrease)	$34,197	3,147	$4,029		361		$(13,290)	(1,219)	$24,936		2,289

See end of tables for footnotes.

American Funds Insurance Series	171

Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2014

Class 1	$754,186	68,208	$107,710	9,742	$(542,787)	(48,790)	$319,109	29,160
Class 2	177,278	16,106	90,634	8,290	(619,817)	(56,644)	(351,905)	(32,248)
Class 4	31,784	2,869	501	45	(5,766)	(522)	26,519	2,392
Total net increase (decrease)	$963,248	87,183	$198,845	18,077	$(1,168,370)	(105,956)	$(6,277)	(696)

Year ended December 31, 2013

Class 1	$1,279,497	115,702	$133,350	12,270	$(615,210)	(54,877)	$797,637	73,095
Class 2	408,953	37,839	140,114	13,025	(587,137)	(53,583)	(38,070)	(2,719)
Class 4	3,160	289	51	5	(191)	(18)	3,020	276
Total net increase (decrease)	$1,691,610	153,830	$273,515	25,300	$(1,202,538)	(108,478)	$762,587	70,652

Global Bond Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2014

Class 1	$241,123	19,710	$31,181		2,593		$(156,449)	(12,855)	$115,855	9,448
Class 2	24,571	2,029	30,636		2,560		(157,807)	(13,005)	(102,600)	(8,416)
Class 4	4,775	392	61		5		(626)	(52)	4,210	345
Total net increase (decrease)	$270,469	22,131	$61,878		5,158		$(314,882)	(25,912)	$17,465	1,377

Year ended December 31, 2013

Class 1	$400,246	33,288	$13,495		1,134		$(240,206)	(20,328)	$173,535	14,094
Class 2	74,483	6,243	19,203		1,622		(198,058)	(16,777)	(104,372)	(8,912)
Class 4	10	1	—	[3]	—	[3]	— [3]	— [3]	10	1
Total net increase (decrease)	$474,739	39,532	$32,698		2,756		$(438,264)	(37,105)	$69,173	5,183

High-Income Bond Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]			Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount		Shares	Amount	Shares

Year ended December 31, 2014

Class 1	$226,447	20,029	$60,198	5,726			$(69,861)	(6,187)	$216,784	19,568
Class 2	27,460	2,460	55,536	5,341			(167,244)	(15,003)	(84,248)	(7,202)
Class 3	1,235	109	966	91			(4,384)	(388)	(2,183)	(188)
Class 4	5,476	487	46	4			(5,386)	(472)	136	19
Total net increase (decrease)	$260,618	23,085	$116,746	11,162			$(246,875)	(22,050)	$130,489	12,197

Year ended December 31, 2013

Class 1	$176,901	15,477	$55,635	5,010			$(271,595)	(23,719)	$(39,059)	(3,232)
Class 2	55,098	4,920	70,100	6,387			(199,655)	(17,691)	(74,457)	(6,384)
Class 3	2,555	222	1,237	111			(6,052)	(528)	(2,260)	(195)
Class 4	92	8	5	—	[3]	’	— [3]	— [3]	97	8
Total net increase (decrease)	$234,646	20,627	$126,977	11,508			$(477,302)	(41,938)	$(115,679)	(9,803)

172	American Funds Insurance Series

Mortgage Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended December 31, 2014

Class 1	$98,137	9,226	$2,596		243		$(16,394)	(1,558)	$84,339		7,911
Class 2	7,547	713	364		34		(6,687)	(633)	1,224		114
Class 4	978	92	3		—	[3]	(513)	(48)	468		44
Total net increase (decrease)	$106,662	10,031	$2,963		277		$(23,594)	(2,239)	$86,031		8,069

Year ended December 31, 2013

Class 1	$131,740	12,668	$1,693		165		$(18,122)	(1,746)	$115,311		11,087
Class 2	11,184	1,078	311		30		(10,545)	(1,019)	950		89
Class 4	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Total net increase (decrease)	$142,924	13,746	$2,004		195		$(28,667)	(2,765)	$116,261		11,176

U.S. Government AAA-Rated Securities Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2014

Class 1	$137,157	11,139	$22,540	1,819		$(82,815)	(6,714)	$76,882	6,244
Class 2	28,567	2,357	18,675	1,521		(200,417)	(16,407)	(153,175)	(12,529)
Class 3	1,459	118	143	11		(3,611)	(293)	(2,009)	(164)
Class 4	41,142	3,315	325	26		(20,338)	(1,649)	21,129	1,692
Total net increase (decrease)	$208,325	16,929	$41,683	3,377		$(307,181)	(25,063)	$(57,173)	(4,757)

Year ended December 31, 2013

Class 1	$160,004	12,948	$61,436	5,042		$(336,723)	(27,279)	$(115,283)	(9,289)
Class 2	61,544	5,019	64,124	5,311		(195,682)	(16,029)	(70,014)	(5,699)
Class 3	1,142	93	573	47		(6,009)	(488)	(4,294)	(348)
Class 4	452	38	2	—	[3]	(27)	(2)	427	36
Total net increase (decrease)	$223,142	18,098	$126,135	10,400		$(538,441)	(43,798)	$(189,164)	(15,300)

Cash Management Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2014

Class 1	$30,209	2,674	$—	—	$(38,206)	(3,382)	$(7,997)	(708)
Class 2	155,395	14,015	—	—	(217,194)	(19,587)	(61,799)	(5,572)
Class 3	4,241	379	—	—	(4,604)	(411)	(363)	(32)
Class 4	14,839	1,316	—	—	(7,600)	(674)	7,239	642
Total net increase (decrease)	$204,684	18,384	$—	—	$(267,604)	(24,054)	$(62,920)	(5,670)

Year ended December 31, 2013

Class 1	$26,858	2,372	$—	—	$(36,064)	(3,184)	$(9,206)	(812)
Class 2	210,456	18,884	—	—	(272,642)	(24,465)	(62,186)	(5,581)
Class 3	6,711	597	—	—	(9,101)	(810)	(2,390)	(213)
Class 4	—	—	—	—	—	—	—	—
Total net increase (decrease)	$244,025	21,853	$—	—	$(317,807)	(28,459)	$(73,782)	(6,606)

See end of tables for footnotes.

American Funds Insurance Series	173

Managed Risk Growth Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2014

Class P1	$—	—	$23	2	$5	—	[3]	$(6)	(1)	$22	1
Class P2	—	—	58,735	5,108	1,857	164		(8,675)	(742)	51,917	4,530
Total net increase (decrease)	$—	—	$58,758	5,110	$1,862	164		$(8,681)	(743)	$51,939	4,531

Year ended December 31, 2013[5]

Class P1	$100	10	$50	5	$1	—	[3]	$(1)	— [3]	$150	15
Class P2	4,900	490	22,269	2,059	139	12		(1,358)	(126)	25,950	2,435
Total net increase (decrease)	$5,000	500	$22,319	2,064	$140	12		$(1,359)	(126)	$26,100	2,450

Managed Risk International Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2014

Class P1	$—	—	$14	1	$2	—	[3]	$— [3]	— [3]	$16	1
Class P2	—	—	38,069	3,583	508	50		(6,673)	(626)	31,904	3,007
Total net increase (decrease)	$—	—	$38,083	3,584	$510	50		$(6,673)	(626)	$31,920	3,008

Year ended December 31, 2013[5]

Class P1	$100	10	$—	—	$1	—	[3]	$— [3]	— [3]	$101	10
Class P2	4,900	490	11,094	1,073	113	11		(228)	(23)	15,879	1,551
Total net increase (decrease)	$5,000	500	$11,094	1,073	$114	11		$(228)	(23)	$15,980	1,561

Managed Risk Blue Chip Income and Growth Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2014

Class P1	$—	—	$86	7	$6	—	[3]	$(2)	— [3]	$90	7
Class P2	—	—	77,239	6,603	2,173	185		(9,167)	(776)	70,245	6,012
Total net increase (decrease)	$—	—	$77,325	6,610	$2,179	185		$(9,169)	(776)	$70,335	6,019

Year ended December 31, 2013[5]

Class P1	$100	10	$11	1	$2	—	[3]	$— [3]	— [3]	$113	11
Class P2	4,900	490	19,819	1,894	340	32		(431)	(41)	24,628	2,375
Total net increase (decrease)	$5,000	500	$19,830	1,895	$342	32		$(431)	(41)	$24,741	2,386

174	American Funds Insurance Series

Managed Risk Growth-Income Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2014

Class P1	$—	—	$21	2	$5	—	[3]	$— [3]	— [3]	$26	2
Class P2	—	—	60,935	5,124	2,228	191		(10,957)	(913)	52,206	4,402
Total net increase (decrease)	$—	—	$60,956	5,126	$2,233	191		$(10,957)	(913)	$52,232	4,404

Year ended December 31, 2013[5]

Class P1	$100	10	$6	1	$1	—	[3]	$—	—	$107	11
Class P2	4,900	490	17,350	1,603	201	18		(226)	(21)	22,225	2,090
Total net increase (decrease)	$5,000	500	$17,356	1,604	$202	18		$(226)	(21)	$22,332	2,101

Managed Risk Asset Allocation Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2014

Class P1	$158,370	13,095	$581	47	$(9)	(1)	$158,942	13,141
Class P2	996,253	82,884	976	80	(55,636)	(4,564)	941,593	78,400
Total net increase (decrease)	$1,154,623	95,979	$1,557	127	$(55,645)	(4,565)	$1,100,535	91,541

Year ended December 31, 2013

Class P1	$98,804	8,801	$1,126	96	$(5,829)	(521)	$94,101	8,376
Class P2	728,422	64,675	7,025	598	(11,691)	(1,045)	723,756	64,228
Total net increase (decrease)	$827,226	73,476	$8,151	694	$(17,520)	(1,566)	$817,857	72,604

[1]	Includes exchanges between share classes of the fund.
[2]	For the year ended December 31, 2013, includes amounts and shares issued to acquire the net assets of Global Discovery Fund.
[3]	Amount less than one thousand.
[4]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[5]	For the period May 1, 2013, commencement of operations, through December 31, 2013.

9. Investment transactions and other disclosures

The following tables present additional information for the year ended December 31, 2014 (dollars in thousands):

		Global				Blue Chip
	Global	Small			New	Income and
	Growth	Capitalization	Growth	International	World	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$1,214,443	$1,091,298	$6,355,268	$1,381,380	$857,727	$2,394,238
Sales of investment securities*	1,690,492	1,092,048	9,239,217	2,813,994	1,002,804	2,467,058
Non-U.S. taxes paid on dividend income	6,390	1,373	5,371	14,086	3,395	1,088
Non-U.S. taxes paid on interest income	—	—	—	—	78	—
Non-U.S. taxes paid on realized gains	—	—	—	—	1	—
Non-U.S. taxes provided on unrealized gains	135	—	—	1,982	4,958	—
Dividends from affiliated issuers	—	222	3,067	—	—	—
Net realized gain from affiliated issuers	—	1,449	—	—	—	—

See end of tables for footnote.

American Funds Insurance Series	175

	Global		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund
Purchases of investment securities*	$513,379	$5,771,695	$401,141	$81,414	$11,996,691	$138,697
Sales of investment securities*	722,344	8,128,463	308,572	10,688	11,766,369	131,288
Non-U.S. taxes paid on dividend income	3,174	6,395	2,215	23	3,269	184
Non-U.S. taxes paid on interest income	—	—	—	—	—	9
Non-U.S. taxes paid on realized gains	—	—	—	—	—	2
Non-U.S. taxes provided on unrealized gains	5	3,569	193	—	108	3
Dividends from affiliated issuers	1,316	—	—	—	—	—
Net realized gain from affiliated issuers	—	—	—	—	—	—

					U.S.
			High-		Government/
		Global	Income		AAA-Rated	Cash
	Bond	Bond	Bond	Mortgage	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$25,849,455	$4,243,921	$1,152,794	$2,238,799	$9,996,605	$—
Sales of investment securities*	25,947,835	4,324,239	995,578	2,189,452	10,220,255	—
Non-U.S. taxes paid on dividend income	—	—	—	—	—	—
Non-U.S. taxes paid on interest income	69	431	19	—	—	—
Non-U.S. taxes refunded on realized gains	(9)	—	—	—	—	—
Non-U.S. taxes provided on unrealized gains	76	91	10	—	—	—
Dividends from affiliated issuers	—	—	—	—	—	—
Net realized gain from affiliated issuers	—	—	—	—	—	—

			Managed	Managed	Managed
	Managed	Managed	Risk Blue	Risk	Risk
	Risk	Risk	Chip Income	Growth-	Asset
	Growth	International	and Growth	Income	Allocation
	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$57,281	$36,102	$73,235	$58,078	$1,131,547
Sales of investment securities*	10,860	6,599	11,151	12,069	47,131
Non-U.S. taxes paid on dividend income	—	—	—	—	—
Non-U.S. taxes paid on interest income	—	—	—	—	—
Non-U.S. taxes paid on realized gains	—	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	—	—	—	—
Dividends from affiliated issuers	901	700	2,611	957	30,954
Net realized gain from affiliated issuers	1,399	743	2,062	1,859	7,887

* Excludes short-term securities and U.S. government obligations, if any.

10. Ownership concentration

At December 31, 2014, CRMC held aggregate ownership of 27% and 17% of the outstanding shares of Capital Income Builder and Global Balanced Fund, respectively. The ownership represents the seed money invested in the funds when each fund began operations.

176	American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund

Class 1:
12/31/14	$30.11	$.31	$.40	$.71	$(.40)	$(2.94)	$(3.34)	$27.48	2.52%	$1,558		.55%		1.08%
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508		.55		1.17
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466		.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55		1.37
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227		.56		1.54
Class 2:
12/31/14	29.92	.24	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992		.80		.85
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379		.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80		1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308		.81		1.30
Class 4:
12/31/14	30.07	.07	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19		1.05		.26
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.06		.43
12/31/12[3,4]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27 [5]	—	[6]	.02	[2,5]	.04 [2,5]

Global Small Capitalization Fund

Class 1:
12/31/14	$25.69	$.09	$.52	$.61	$(.09)	$(.12)	$(.21)	$26.09	2.36%	$1,411		.74%		.34%
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241		.74		.17
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019		.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74		.36
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818		.75		.69
Class 2:
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738		.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955		.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99		.10
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189		1.00		.45
Class 4:
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12		1.24		(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)
12/31/12[3,4]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80 [5]	—	[6]	.04	[2,5]	.04 [2,5]

See end of tables for footnotes.

American Funds Insurance Series	177

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
12/31/14	$78.54	$.88	[7]	$5.79	$6.67	$(1.16)	$(3.90)	$(5.06)	$80.15	8.78%	$7,118		.35%		1.12%[7]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003		.35		.93
12/31/12	52.07	.63		8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116		.35		1.10
12/31/11	54.78	.45		(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.81
12/31/10	46.45	.49		8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011		.34		1.02
Class 2:
12/31/14	77.94	.68	[7]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413		.60		.87	[7]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334		.60		.68
12/31/12	51.68	.47		8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.83
12/31/11	54.35	.30		(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.55
12/31/10	46.10	.36		8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896		.59		.76
Class 3:
12/31/14	78.62	.74	[7]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208		.53		.94	[7]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20	216		.53		.75
12/31/12	52.13	.53		8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.92
12/31/11	54.82	.34		(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.62
12/31/10	46.49	.40		8.31	8.71	(.38)	—	(.38)	54.82	18.76	232		.52		.82
Class 4:
12/31/14	78.32	.37	[7]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24		.85		.47	[7]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96	5		.85		.40
12/31/12[3,4]	60.55	.03		.78	.81	(.46)	—	(.46)	60.90	1.33 [5]	—	[6]	.02	[2,5]	.05	[2,5]

International Fund

Class 1:
12/31/14	$21.22	$.30		$(.81)	$(.51)	$(.36)	$—	$(.36)	$20.35	(2.41)%	$3,282		.54%		1.43%
12/31/13	17.68	.27		3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324		.54		1.41
12/31/12	15.21	.30		2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		1.81
12/31/11	18.05	.35		(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		2.03
12/31/10	17.17	.28		.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490		.53		1.69
Class 2:
12/31/14	21.15	.25		(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374		.79		1.19
12/31/13	17.62	.22		3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916		.79		1.15
12/31/12	15.16	.26		2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		1.57
12/31/11	17.98	.31		(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		1.81
12/31/10	17.11	.24		.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615		.78		1.46
Class 3:
12/31/14	21.24	.27		(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38		.72		1.28
12/31/13	17.70	.23		3.59	3.82	(.28)	—	(.28)	21.24	21.67	46		.72		1.22
12/31/12	15.23	.27		2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		1.65
12/31/11	18.05	.33		(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		1.90
12/31/10	17.18	.26		.97	1.23	(.36)	—	(.36)	18.05	7.26	61		.71		1.54
Class 4:
12/31/14	21.16	.07		(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18		1.04		.31
12/31/13	17.68	(.01)		3.79	3.78	(.30)	—	(.30)	21.16	21.48	2		1.04		(.07)
12/31/12[3,4]	17.79	.01		.16	.17	(.28)	—	(.28)	17.68	.98 [5]	—	[6]	.02	[2,5]	.05	[2,5]

178	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

New World Fund

Class 1:
12/31/14	$25.08	$.29	[7]	$(1.92)	$(1.63)	$(.29)	$(2.44)	$(2.73)	$20.72	(7.63)%	$1,433		.78%		1.23%[7]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388		.78		1.45
12/31/12	19.65	.33		3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		1.54
12/31/11	23.28	.36		(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		1.62
12/31/10	20.04	.37		3.25	3.62	(.38)	—	(.38)	23.28	18.20	774		.80		1.76
Class 2:
12/31/14	24.88	.24	[7]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084		1.03		1.01	[7]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28		3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
12/31/11	23.09	.30		(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.37
12/31/10	19.89	.31		3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739		1.05		1.52
Class 4:
12/31/14	24.99	.09	[7]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64		1.28		.40	[7]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[3,4]	22.83	.01		.35	.36	(.26)	—	(.26)	22.93	1.58 [5]	—	[6]	.04	[2,5]	.04	[2,5]

Blue Chip Income and Growth Fund

Class 1:
12/31/14	$13.12	$.46	[7]	$1.59	$2.05	$(.48)	$—	$(.48)	$14.69	15.69%	$3,542		.42%		3.31%[7]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814		.42		2.27
12/31/12	9.00	.24		1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357		.43		2.41
12/31/11	9.25	.19		(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		2.08
12/31/10	8.37	.18		.87	1.05	(.17)	—	(.17)	9.25	12.61	674		.44		2.10
Class 2:
12/31/14	13.02	.44	[7]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722		.67		3.14	[7]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755		.67		2.03
12/31/12	8.93	.21		1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		2.17
12/31/11	9.18	.17		(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340		.67		1.83
12/31/10	8.31	.16		.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677		.69		1.87
Class 4:
12/31/14	13.12	.34	[7]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9		.92		2.33	[7]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[6]	.86		1.39
12/31/12[3,4]	10.20	.01		.03	.04	(.19)	—	(.19)	10.05	.38 [5]	—	[6]	.02	[2,5]	.10	[2,5]

Global Growth and Income Fund

Class 1:
12/31/14	$12.53	$.43	[7]	$.31	$.74	$(.49)	$—	$(.49)	$12.78	6.00%	$200		.63%		3.34%[7]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81	206		.62		3.35
12/31/12	9.20	.25		1.39	1.64	(.28)	—	(.28)	10.56	17.93	180		.62		2.56
12/31/11	9.96	.28		(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		2.86
12/31/10	9.14	.23		.85	1.08	(.26)	—	(.26)	9.96	12.02	171		.61		2.54
Class 2:
12/31/14	12.51	.41	[7]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685		.88		3.22	[7]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822		.87		3.09
12/31/12	9.19	.23		1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		2.31
12/31/11	9.94	.25		(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		2.60
12/31/10	9.12	.21		.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130		.86		2.28
Class 4:
12/31/14	12.50	.30	[7]	.37	.67	(.46)	—	(.46)	12.71	5.41	1		1.13		2.30	[7]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60	1		1.12		2.27
12/31/12[3,4]	10.64	.01		.13	.14	(.23)	—	(.23)	10.55	1.27 [5]	—	[6]	.03	[2,5]	.08	[2,5]

See end of tables for footnotes.

American Funds Insurance Series	179

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth-Income Fund

Class 1:
12/31/14	$50.72	$.81	$4.57	$5.38	$(.80)	$(2.54)	$(3.34)	$52.76	10.91%	$10,812		.29%		1.56%
12/31/13	38.48	.66	12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857		.29		1.49
12/31/12	33.27	.66	5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782		.29		1.79
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		1.77
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370		.29		1.76
Class 2:
12/31/14	50.40	.67	4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337		.54		1.31
12/31/13	38.24	.55	12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980		.54		1.25
12/31/12	33.07	.56	5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		1.53
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668		.54		1.52
Class 3:
12/31/14	50.77	.71	4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185		.47		1.38
12/31/13	38.52	.58	12.32	12.90	(.65)	—	(.65)	50.77	33.58	193		.47		1.32
12/31/12	33.30	.59	5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		1.60
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209		.47		1.59
Class 4:
12/31/14	50.56	.58	4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30		.79		1.11
12/31/13	38.47	.45	12.33	12.78	(.69)	—	(.69)	50.56	33.32	3		.79		.96
12/31/12[3,4]	38.65	.01	.39	.40	(.58)	—	(.58)	38.47	1.02 [5]	—	[6]	.01	[2,5]	.03	[2,5]

International Growth and Income Fund

Class 1:
12/31/14	$17.48	$.58	$(1.09)	$(.51)	$(.53)	$(.17)	$(.70)	$16.27	(2.93)%	$740		.68%		3.32%
12/31/13	15.29	.44	2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696		.69		2.63
12/31/12	13.40	.37	1.89	2.26	(.37)	—	(.37)	15.29	16.84	203		.74		2.50
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		3.17
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32		.74		2.61
Class 2:
12/31/14	17.43	.56	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248		.93		3.21
12/31/13	15.25	.38	2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257		.94		2.28
12/31/12	13.37	.40	1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		2.77
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180		.99		2.37
Class 4:
12/31/14	17.45	.26	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20		1.18		1.52
12/31/13	15.29	.03	2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18
12/31/12[3,4]	15.56	.01	.09	.10	(.37)	—	(.37)	15.29	.62 [5]	—	[6]	.04	[2,5]	.07	[2,5]

Capital Income Builder

Class 1:
12/31/14[3,8]	$10.00	$.19	$(.18)	$.01	$(.19)	$(.01)	$(.20)	$9.81	.12%	$20		.56%[9]		2.87%[9]
Class 2:
12/31/14[3,8]	10.00	.20	(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [5,10]	—	[6]	.47	[5,9,10]	2.94	[5,9,10]
Class 4:
12/31/14[3,8]	10.00	.14	(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)	55		1.06	[9]	2.08	[9]

180	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Asset Allocation Fund

Class 1:
12/31/14	$22.49	$.44		$.81	$1.25	$(.39)	$(1.12)	$(1.51)	$22.23	5.66%		$11,997		.30%		1.95%
12/31/13	18.43	.35		4.07	4.42	(.36)	—	(.36)	22.49	24.04		10,515		.31		1.71
12/31/12	16.17	.37		2.28	2.65	(.39)	—	(.39)	18.43	16.44		7,199		.31		2.11
12/31/11	16.28	.37		(.12)	.25	(.36)	—	(.36)	16.17	1.56		5,932		.31		2.25
12/31/10	14.75	.35		1.52	1.87	(.34)	—	(.34)	16.28	12.75		5,235		.31		2.33
Class 2:
12/31/14	22.33	.37		.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40		5,494		.55		1.69
12/31/13	18.31	.30		4.03	4.33	(.31)	—	(.31)	22.33	23.69		5,760		.56		1.47
12/31/12	16.06	.33		2.27	2.60	(.35)	—	(.35)	18.31	16.19		5,225		.56		1.86
12/31/11	16.17	.33		(.13)	.20	(.31)	—	(.31)	16.06	1.30		5,151		.56		1.99
12/31/10	14.65	.31		1.51	1.82	(.30)	—	(.30)	16.17	12.50		5,689		.57		2.08
Class 3:
12/31/14	22.51	.39		.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47		40		.48		1.76
12/31/13	18.45	.32		4.06	4.38	(.32)	—	(.32)	22.51	23.81		42		.49		1.54
12/31/12	16.18	.34		2.29	2.63	(.36)	—	(.36)	18.45	16.28		38		.49		1.93
12/31/11	16.29	.34		(.13)	.21	(.32)	—	(.32)	16.18	1.36		38		.49		2.05
12/31/10	14.75	.32		1.53	1.85	(.31)	—	(.31)	16.29	12.62		44		.50		2.15
Class 4:
12/31/14	22.46	.34		.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16		32		.80		1.55
12/31/13	18.43	.27		4.12	4.39	(.36)	—	(.36)	22.46	23.89		1		.79		1.22
12/31/12[3,4]	18.52	.01		.21	.22	(.31)	—	(.31)	18.43	1.17	[5]	—	[6]	.01	[2,5]	.08	[2,5]

Global Balanced Fund

Class 1:
12/31/14	$11.37	$.25	[7]	$(.03)	$.22	$(.18)	$(.30)	$(.48)	$11.11	1.87%		$37		.71%		2.14%[7]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56		36		.70		2.05
12/31/12	9.35	.20		.98	1.18	(.19)	—	(.19)	10.34	12.58		32		.72		2.00
12/31/11[3,11]	10.00	.13		(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)		28		.69	[9]	1.99	[9]
Class 2:
12/31/14	11.35	.22	[7]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63		179		.96		1.88	[7]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23		156		.95		1.79
12/31/12	9.35	.17		.97	1.14	(.16)	—	(.16)	10.33	12.24		119		.97		1.76
12/31/11[3,11]	10.00	.09		(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)		72		.94	[9]	1.45	[9]
Class 4:
12/31/14	11.35	.24	[7]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88	[5,10]	—	[6]	.67	[5,10]	2.07	[5,7,10]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49	[5,10]	—	[6]	.71	[5,10]	1.98	[5,10]
12/31/12[3,4]	10.47	.01		.03	.04	(.18)	—	(.18)	10.33	.40	[5,10]	—	[6]	.03	[2,5,10]	.05	[2,5,10]

See end of tables for footnotes.

American Funds Insurance Series	181

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Bond Fund

Class 1:
12/31/14	$10.73	$.23	$.37	$.60	$(.25)	$— [12]	$(.25)	$11.08	5.59%	$4,977		.39%		2.03%
12/31/13	11.29	.22	(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506		.39		2.01
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		2.89
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768		.38		3.03
Class 2:
12/31/14	10.61	.20	.36	.56	(.22)	— [12]	(.22)	10.95	5.28	4,565		.64		1.79
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		2.64
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074		.63		2.79
Class 4:
12/31/14	10.69	.16	.39	.55	(.23)	— [12]	(.23)	11.01	5.15	29		.89		1.43
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58
12/31/12[3,4]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[5]	—	[6]	.02	[2,5]	.10	[2,5]

Global Bond Fund

Class 1:
12/31/14	$11.88	$.29	$(.08)	$.21	$(.21)	$(.11)	$(.32)	$11.77	1.71%	$1,194		.57%		2.35%
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093		.56		2.37
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		2.29
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		2.97
12/31/10	11.57	.41	.21	.62	(.37)	—	(.37)	11.82	5.44	325		.57		3.42
Class 2:
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386		.82		2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		2.75
12/31/10	11.53	.38	.22	.60	(.35)	—	(.35)	11.78	5.23	1,497		.83		3.21
Class 4:
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[6]	.79		2.25
12/31/12[3,4]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[5]	—	[6]	.02	[2,5]	.11	[2,5]

182	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund

Class 1:
12/31/14	$11.13	$.67		$(.59)	$.08	$(.67)	$—	$(.67)	$10.54	.80%	$1,017		.48%		5.90%
12/31/13	11.16	.75		.01	.76	(.79)	—	(.79)	11.13	6.89	856		.48		6.54
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90	894		.48		7.25
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		7.70
12/31/10	10.49	.91		.68	1.59	(.88)	—	(.88)	11.20	15.38	769		.48		8.15
Class 2:
12/31/14	10.99	.63		(.57)	.06	(.64)	—	(.64)	10.41	.63	929		.73		5.67
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061		.73		6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		7.44
12/31/10	10.39	.87		.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142		.73		7.91
Class 3:
12/31/14	11.16	.65		(.59)	.06	(.65)	—	(.65)	10.57	.59	16		.66		5.74
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19		.66		6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		7.51
12/31/10	10.51	.89		.68	1.57	(.86)	—	(.86)	11.22	15.14	23		.66		7.98
Class 4:
12/31/14	11.12	.63		(.59)	.04	(.11)	—	(.11)	11.05	.35	—	[6]	.98		5.49
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	—	[6]	.93		5.82
12/31/12[3,4]	11.80	.04		— [12]	.04	(.68)	—	(.68)	11.16	.34 [5]	—	[6]	.02	[2,5]	.35 [2,5]

Mortgage Fund

Class 1:
12/31/14	$10.23	$.12		$.45	$.57	$(.10)	$—	$(.10)	$10.70	5.54%	$292		.45%		1.12%
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198		.44		.35
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87		.45		.08
12/31/11[3,11]	10.00	—	[12]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[9]	.04 [9]
Class 2:
12/31/14	10.22	.10		.44	.54	(.08)	—	(.08)	10.68	5.23	52		.70		.91
12/31/13	10.46	—	[12]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49		.69		(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		(.16)
12/31/11[3,11]	10.00	(.02)		.48	.46	— [12]	(.10)	(.10)	10.36	4.60	22		.67	[9]	(.25)[9]
Class 4:
12/31/14	10.23	.05		.46	.51	(.09)	—	(.09)	10.65	4.98	1		.94		.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[5]	—	[6]	.38	[5]	.23 [5]
12/31/12[3,4]	10.60	—	[12]	.01	.01	(.06)	(.08)	(.14)	10.47	.09 [5]	—	[6]	.02	[2,5]	.04 [2,5]

See end of tables for footnotes.

American Funds Insurance Series	183

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,13]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[13]		Ratio of net income (loss) to average net assets[13]

U.S. Government/AAA-Rated Securities Fund

Class 1:
12/31/14	$11.94	$.15	$.48	$.63	$(.17)	$—	$(.17)	$12.40	5.24%	$1,723		.35%		.35%		1.24%
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.35		.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.34		.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		.34		1.83
12/31/10	12.18	.26	.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492		.39		.36		2.07
Class 2:
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717		.60		.60		1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.60		.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.59		.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		.59		1.59
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959		.64		.62		1.83
Class 3:
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13		.53		.53		1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.53		.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.52		.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		.52		1.65
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26		.57		.55		1.92
Class 4:
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21		.85		.85		.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[6]	.84		.84		.68
12/31/12[3,4]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[5]	—	[6]	.02	[2,5]	.02	[2,5]	.05	[2,5]

184	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Cash Management Fund

Class 1:
12/31/14	$11.31	$(.03)	$—		$(.03)	$—	$—	$—	$11.28	(.27)%	$49		.34%		(.26)%
12/31/13	11.34	(.03)	—	[12]	(.03)	—	—	—	11.31	(.27)	57		.34		(.24)
12/31/12	11.36	(.03)	.01		(.02)	—	—	—	11.34	(.18)	66		.34		(.22)
12/31/11	11.39	(.02)	(.01)		(.03)	—	—	—	11.36	(.26)	75		.33		(.21)
12/31/10	11.40	(.02)	.01		(.01)	—	—	—	11.39	(.09)	83		.33		(.14)
Class 2:
12/31/14	11.12	(.06)	—		(.06)	—	—	—	11.06	(.54)	331		.59		(.51)
12/31/13	11.17	(.05)	—	[12]	(.05)	—	—	—	11.12	(.45)	395		.59		(.49)
12/31/12	11.22	(.05)	—	[12]	(.05)	—	—	—	11.17	(.45)	459		.59		(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	—	—	—	11.22	(.53)	530		.58		(.47)
12/31/10	11.32	(.04)	—	[12]	(.04)	—	—	—	11.28	(.35)	522		.58		(.39)
Class 3:
12/31/14	11.21	(.05)	—		(.05)	—	—	—	11.16	(.45)	8		.52		(.44)
12/31/13	11.26	(.05)	—	[12]	(.05)	—	—	—	11.21	(.44)	8		.52		(.42)
12/31/12	11.30	(.05)	.01		(.04)	—	—	—	11.26	(.35)	11		.52		(.40)
12/31/11	11.34	(.04)	—	[12]	(.04)	—	—	—	11.30	(.35)	12		.51		(.40)
12/31/10	11.38	(.04)	—	[12]	(.04)	—	—	—	11.34	(.35)	13		.51		(.32)
Class 4:
12/31/14	11.30	(.09)	.04		(.05)	—	—	—	11.25	(.44)	7		.84		(.77)
12/31/13	11.34	(.04)	—	[12]	(.04)	—	—	—	11.30	(.35)[5]	—	[6]	.37	[5]	(.32)[5]
12/31/12[3,4]	11.34	— [12]	—	[12]	— [12]	—	—	—	11.34	.00 [5]	—	[6]	.02	[2,5]	(.01)[2,5]

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,13]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[13]		Net effective expense ratio[13,14]		Ratio of net income to average net assets[13]

Managed Risk Growth Fund

Class P1:
12/31/14	$11.43	$.31	$(.06)	$.25	$(.12)	$(.19)	$(.31)	$11.37	2.18%		$—	[6]	.50%		.32%		.65%		2.71%
12/31/13[3,15]	10.00	.12	1.38	1.50	(.07)	—	(.07)	11.43	15.05	[5]	—	[6]	.88	[5,9]	.25	[5,9]	.58	[5,9]	1.64	[5,9]
Class P2:
12/31/14	11.43	.12	.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79		.87		.69		1.02		1.01
12/31/13[3,15]	10.00	.12	1.37	1.49	(.06)	—	(.06)	11.43	14.94	[5]	28		1.05	[5,9]	.52	[5,9]	.85	[5,9]	1.69	[5,9]

Managed Risk International Fund

Class P1:
12/31/14	$10.82	$.14	$(.71)	$(.57)	$(.15)	$—	$(.15)	$10.10	(5.31)%		$—	[6]	.50%		.25%		.76%		1.33%
12/31/13[3,15]	10.00	.13	.78	.91	(.09)	—	(.09)	10.82	9.08	[5]	—	[6]	1.05	[5,9]	.23	[5,9]	.73	[5,9]	1.92	[5,9]
Class P2:
12/31/14	10.82	.16	(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)		46		.91		.67		1.18		1.51
12/31/13[3,15]	10.00	.18	.72	.90	(.08)	—	(.08)	10.82	8.99	[5]	17		1.19	[5,9]	.44	[5,9]	.94	[5,9]	2.66	[5,9]

See end of tables for footnotes.

American Funds Insurance Series	185

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,13]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[13]		Net effective expense ratio[13,14]		Ratio of net income to average net assets[13]

Managed Risk Blue Chip Income and Growth Fund

Class P1:
12/31/14	$11.05	$.40	$.55	$.95	$(.30)	$—	$(.30)	$11.70	8.58%		$—	[6]	.50%		.31%		.70%		3.43%
12/31/13[3,15]	10.00	.20	1.01	1.21	(.16)	—	(.16)	11.05	12.16	[5]	—	[6]	.84	[5,9]	.24	[5,9]	.64	[5,9]	2.80	[5,9]
Class P2:
12/31/14	11.05	.50	.40	.90	(.28)	—	(.28)	11.67	8.10		98		.88		.69		1.08		4.27
12/31/13[3,15]	10.00	.28	.92	1.20	(.15)	—	(.15)	11.05	12.05	[5]	26		1.04	[5,9]	.54	[5,9]	.94	[5,9]	3.91	[5,9]

Managed Risk Growth-Income Fund

Class P1:
12/31/14	$11.50	$.35	$.21	$.56	$(.14)	$(.25)	$(.39)	$11.67	4.85%		$—	[6]	.45%		.25%		.52%		2.94%
12/31/13[3,15]	10.00	.14	1.47	1.61	(.11)	—	(.11)	11.50	16.15	[5]	—	[6]	.92	[5,9]	.23	[5,9]	.50	[5,9]	2.01	[5,9]
Class P2:
12/31/14	11.50	.16	.35	.51	(.11)	(.25)	(.36)	11.65	4.42		76		.87		.69		.96		1.38
12/31/13[3,15]	10.00	.20	1.40	1.60	(.10)	—	(.10)	11.50	16.04	[5]	24		1.09	[5,9]	.50	[5,9]	.77	[5,9]	2.73	[5,9]

Managed Risk Asset Allocation Fund

Class P1:
12/31/14	$11.93	$.13	$.26	$.39	$(.03)	$—	$(.03)	$12.29	3.24%		$277		.53%		.48%		.76%		1.04%
12/31/13	9.99	.27	1.81	2.08	(.14)	—	(.14)	11.93	20.82	[5]	112		.55	[5]	.47	[5]	.75	[5]	2.37	[5]
12/31/12[3,16]	10.00	.15	(.03)	.12	(.13)	—	(.13)	9.99	1.24	[5]	—	[6]	.15	[5]	.07	[5]	.37	[5]	1.72	[5]
Class P2:
12/31/14	11.93	.16	.19	.35	(.01)	—	(.01)	12.27	2.91		1,780		.79		.73		1.01		1.33
12/31/13	9.99	.28	1.77	2.05	(.11)	—	(.11)	11.93	20.58	[5]	795		.80	[5]	.73	[5]	1.01	[5]	2.43	[5]
12/31/12[3,16]	10.00	.17	(.05)	.12	(.13)	—	(.13)	9.99	1.21	[5]	—	[6]	.24	[5]	.11	[5]	.41	[5]	2.38	[5]

186	American Funds Insurance Series

Portfolio turnover rate for all share classes	Period ended December 31
including mortgage dollar roll transactions[17]	2014		2013		2012		2011		2010

Global Growth Fund	22%		39%		22%		28%		28%
Global Small Capitalization Fund	28		36		40		44		47
Growth Fund	29		19		21		19		28
International Fund	18		21		29		24		25
New World Fund	36		43		32		22		18
Blue Chip Income and Growth Fund	37		30		36		27		22
Global Growth and Income Fund	28		31		30		25		30
Growth-Income Fund	25		19		25		22		22
International Growth and Income Fund	34		34		31		48		31
Capital Income Builder	35	[8]
Asset Allocation Fund	88		74		61		43		46
Global Balanced Fund	73		81		80		34	[11]
Bond Fund	365		354		253		163		187
Global Bond Fund	200		213		160		101		106
High-Income Bond Fund	54		64		48		51		54
Mortgage Fund	790		715		444		480	[11]
U.S. Government/AAA-Rated Securities Fund	387		621		447		234		208
Cash Management Fund	—		—		—		—		—
Managed Risk Growth Fund	22		10	[15]
Managed Risk International Fund	22		6	[15]
Managed Risk Blue Chip Income and Growth Fund	22		3	[15]
Managed Risk Growth-Income Fund	28		2	[15]
Managed Risk Asset Allocation Fund	3		3		—	[16,18]

Portfolio turnover rate for all share classes	Period ended December 31
excluding mortgage dollar roll transactions[17]	2014	2013	2012	2011	2010

Capital Income Builder	24%
Asset Allocation Fund	42
Global Balanced Fund	40
Bond Fund	121		Not available
Global Bond Fund	134
Mortgage Fund	108
U.S. Government/AAA-Rated Securities Fund	88

[1]	Based on average shares outstanding.
[2]	Not annualized.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Class 4 shares were offered beginning December 14, 2012.
[5]	Although the series has a plan of distribution and an insurance administrative services plan for some share classes, distribution services fees and/or insurance administrative services fees are not paid on amounts invested in a fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.
[7]	For the year ended December 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.
[8]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[9]	Annualized.
[10]	This class consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[11]	For the period May 2, 2011, commencement of operations, through December 31, 2011.
[12]	Amount less than $.01.
[13]	This column reflects the impact, if any, of certain waivers by CRMC. CRMC reduced fees for investment advisory services for U.S. Government/AAA-Rated Securities Fund during 2010 and for the managed risk funds since each fund’s commencement of operations.
[14]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense Example for further information regarding fees and expenses.
[15]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[16]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[17]	Refer to Note 5 for further information on mortgage dollar rolls.
[18]	Amount less than 1%.

American Funds Insurance Series	187

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolios for Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund, U.S. Government/ AAA-Rated Securities Fund, Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (constituting American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2014, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers, LLP

Los Angeles, California
February 6, 2015

188	American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2014, through December 31, 2014).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series	189

	Beginning account value 7/1/2014	Ending account value 12/31/2014	Expenses paid during period[1]	Annualized expense ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$998.73	$2.77	.55%
Class 1 – assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 2 – actual return	1,000.00	997.95	4.03	.80
Class 2 – assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 4 – actual return	1,000.00	996.38	5.28	1.05
Class 4 – assumed 5% return	1,000.00	1,019.91	5.35	1.05
Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$955.18	$3.65	.74%
Class 1 – assumed 5% return	1,000.00	1,021.48	3.77	.74
Class 2 – actual return	1,000.00	953.68	4.88	.99
Class 2 – assumed 5% return	1,000.00	1,020.21	5.04	.99
Class 4 – actual return	1,000.00	952.56	6.10	1.24
Class 4 – assumed 5% return	1,000.00	1,018.95	6.31	1.24
Growth Fund
Class 1 – actual return	$1,000.00	$1,029.61	$1.79	.35%
Class 1 – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 2 – actual return	1,000.00	1,028.26	3.07	.60
Class 2 – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 3 – actual return	1,000.00	1,028.61	2.71	.53
Class 3 – assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 – actual return	1,000.00	1,026.89	4.34	.85
Class 4 – assumed 5% return	1,000.00	1,020.92	4.33	.85
International Fund
Class 1 – actual return	$1,000.00	$939.11	$2.64	.54%
Class 1 – assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 2 – actual return	1,000.00	937.99	3.86	.79
Class 2 – assumed 5% return	1,000.00	1,021.22	4.02	.79
Class 3 – actual return	1,000.00	938.42	3.52	.72
Class 3 – assumed 5% return	1,000.00	1,021.58	3.67	.72
Class 4 – actual return	1,000.00	936.89	5.13	1.05
Class 4 – assumed 5% return	1,000.00	1,019.91	5.35	1.05
New World Fund
Class 1 – actual return	$1,000.00	$879.65	$3.74	.79%
Class 1 – assumed 5% return	1,000.00	1,021.22	4.02	.79
Class 2 – actual return	1,000.00	878.45	4.92	1.04
Class 2 – assumed 5% return	1,000.00	1,019.96	5.30	1.04
Class 4 – actual return	1,000.00	877.36	6.10	1.29
Class 4 – assumed 5% return	1,000.00	1,018.70	6.56	1.29
Blue Chip Income and Growth Fund
Class 1 – actual return	$1,000.00	$1,069.58	$2.19	.42%
Class 1 – assumed 5% return	1,000.00	1,023.09	2.14	.42
Class 2 – actual return	1,000.00	1,067.94	3.49	.67
Class 2 – assumed 5% return	1,000.00	1,021.83	3.41	.67
Class 4 – actual return	1,000.00	1,066.75	4.79	.92
Class 4 – assumed 5% return	1,000.00	1,020.57	4.69	.92

190	American Funds Insurance Series

	Beginning account value 7/1/2014	Ending account value 12/31/2014	Expenses paid during period[1]	Annualized expense ratio
Global Growth and Income Fund
Class 1 – actual return	$1,000.00	$994.32	$3.17	.63%
Class 1 – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class 2 – actual return	1,000.00	992.80	4.42	.88
Class 2 – assumed 5% return	1,000.00	1,020.77	4.48	.88
Class 4 – actual return	1,000.00	992.28	5.67	1.13
Class 4 – assumed 5% return	1,000.00	1,019.51	5.75	1.13
Growth-Income Fund
Class 1 – actual return	$1,000.00	$1,035.89	$1.49	.29%
Class 1 – assumed 5% return	1,000.00	1,023.74	1.48	.29
Class 2 – actual return	1,000.00	1,034.47	2.77	.54
Class 2 – assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 3 – actual return	1,000.00	1,034.80	2.41	.47
Class 3 – assumed 5% return	1,000.00	1,022.84	2.40	.47
Class 4 – actual return	1,000.00	1,033.24	4.05	.79
Class 4 – assumed 5% return	1,000.00	1,021.22	4.02	.79
International Growth and Income Fund
Class 1 – actual return	$1,000.00	$919.68	$3.92	.81%
Class 1 – assumed 5% return	1,000.00	1,021.12	4.13	.81
Class 2 – actual return	1,000.00	918.41	4.84	1.00
Class 2 – assumed 5% return	1,000.00	1,020.16	5.09	1.00
Class 4 – actual return	1,000.00	917.20	7.49	1.55
Class 4 – assumed 5% return	1,000.00	1,017.39	7.88	1.55
Capital Income Builder
Class 1 – actual return	$1,000.00	$976.68	$2.84	.57%
Class 1 – assumed 5% return	1,000.00	1,022.33	2.91	.57
Class 2 – actual return	1,000.00	976.68	2.39	.48
Class 2 – assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 4 – actual return	1,000.00	974.81	5.28	1.06
Class 4 – assumed 5% return	1,000.00	1,019.86	5.40	1.06
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$1,014.60	$1.52	.30%
Class 1 – assumed 5% return	1,000.00	1,023.69	1.53	.30
Class 2 – actual return	1,000.00	1,013.46	2.79	.55
Class 2 – assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 3 – actual return	1,000.00	1,013.89	2.44	.48
Class 3 – assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 4 – actual return	1,000.00	1,012.33	4.06	.80
Class 4 – assumed 5% return	1,000.00	1,021.17	4.08	.80
Global Balanced Fund
Class 1 – actual return	$1,000.00	$971.60	$3.48	.70%
Class 1 – assumed 5% return	1,000.00	1,021.68	3.57	.70
Class 2 – actual return	1,000.00	970.08	4.72	.95
Class 2 – assumed 5% return	1,000.00	1,020.42	4.84	.95
Class 4 – actual return	1,000.00	971.68	3.28	.66
Class 4 – assumed 5% return	1,000.00	1,021.88	3.36	.66

American Funds Insurance Series	191

	Beginning account value 7/1/2014	Ending account value 12/31/2014	Expenses paid during period[1]	Annualized expense ratio
Bond Fund
Class 1 – actual return	$1,000.00	$1,013.80	$1.98	.39%
Class 1 – assumed 5% return	1,000.00	1,023.24	1.99	.39
Class 2 – actual return	1,000.00	1,011.76	3.25	.64
Class 2 – assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 4 – actual return	1,000.00	1,011.51	4.51	.89
Class 4 – assumed 5% return	1,000.00	1,020.72	4.53	.89
Global Bond Fund
Class 1 – actual return	$1,000.00	$960.74	$2.87	.58%
Class 1 – assumed 5% return	1,000.00	1,022.28	2.96	.58
Class 2 – actual return	1,000.00	959.94	4.10	.83
Class 2 – assumed 5% return	1,000.00	1,021.02	4.23	.83
Class 4 – actual return	1,000.00	957.68	5.38	1.09
Class 4 – assumed 5% return	1,000.00	1,019.71	5.55	1.09
High-Income Bond Fund
Class 1 – actual return	$1,000.00	$966.90	$2.38	.48%
Class 1 – assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 2 – actual return	1,000.00	966.04	3.62	.73
Class 2 – assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 3 – actual return	1,000.00	965.32	3.27	.66
Class 3 – assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 4 – actual return	1,000.00	964.22	4.80	.97
Class 4 – assumed 5% return	1,000.00	1,020.32	4.94	.97
Mortgage Fund
Class 1 – actual return	$1,000.00	$1,013.71	$2.23	.44%
Class 1 – assumed 5% return	1,000.00	1,022.99	2.24	.44
Class 2 – actual return	1,000.00	1,011.66	3.50	.69
Class 2 – assumed 5% return	1,000.00	1,021.73	3.52	.69
Class 4 – actual return	1,000.00	1,010.24	4.76	.94
Class 4 – assumed 5% return	1,000.00	1,020.47	4.79	.94
U.S. Government/AAA-Rated Securities Fund
Class 1 – actual return	$1,000.00	$1,012.67	$1.78	.35%
Class 1 – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 2 – actual return	1,000.00	1,011.41	3.04	.60
Class 2 – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 3 – actual return	1,000.00	1,011.84	2.69	.53
Class 3 – assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 – actual return	1,000.00	1,010.44	4.31	.85
Class 4 – assumed 5% return	1,000.00	1,020.92	4.33	.85
Cash Management Fund
Class 1 – actual return	$1,000.00	$998.23	$1.71	.34%
Class 1 – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class 2 – actual return	1,000.00	997.29	2.97	.59
Class 2 – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class 3 – actual return	1,000.00	998.21	2.62	.52
Class 3 – assumed 5% return	1,000.00	1,022.58	2.65	.52
Class 4 – actual return	1,000.00	997.34	4.23	.84
Class 4 – assumed 5% return	1,000.00	1,020.97	4.28	.84

192	American Funds Insurance Series

	Beginning account value 7/1/2014	Ending account value 12/31/14	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$989.71	$1.60	.32%	$3.26	.65%
Class P1 – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.31	.65
Class P2 – actual return	1,000.00	988.23	3.56	.71	5.21	1.04
Class P2 – assumed 5% return	1,000.00	1,021.63	3.62	.71	5.30	1.04
Managed Risk International Fund
Class P1 – actual return	$1,000.00	$931.14	$1.27	.26%	$3.75	.77%
Class P1 – assumed 5% return	1,000.00	1,023.89	1.23	.26	3.92	.77
Class P2 – actual return	1,000.00	929.21	3.36	.69	5.84	1.20
Class P2 – assumed 5% return	1,000.00	1,021.73	3.52	.69	6.11	1.20
Managed Risk Blue Chip Income and Growth Fund
Class P1 – actual return	$1,000.00	$1,026.28	$1.69	.33%	$3.68	.72%
Class P1 – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.67	.72
Class P2 – actual return	1,000.00	1,024.39	3.62	.71	5.61	1.10
Class P2 – assumed 5% return	1,000.00	1,081.63	3.62	.71	5.60	1.10
Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$998.12	$1.31	.26%	$2.67	.53%
Class P1 – assumed 5% return	1,000.00	1,023.89	1.33	.26	2.70	.53
Class P2 – actual return	1,000.00	996.41	3.57	.71	4.93	.98
Class P2 – assumed 5% return	1,000.00	1,021.63	3.62	.71	4.99	.98
Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$1,003.76	$2.42	.48%	$3.84	.76%
Class P1 – assumed 5% return	1,000.00	1,022.79	2.45	.48	3.87	.76
Class P2 – actual return	1,000.00	1,002.13	3.68	.73	5.10	1.01
Class P2 – assumed 5% return	1,000.00	1,021.53	3.72	.73	5.14	1.01

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series	193

Approval of Investment Advisory and Service Agreement – American Funds Insurance Series

The American Funds Insurance Series’ board has approved the renewal of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through January 31, 2016. The agreement was amended to add an additional advisory fee breakpoint for Blue Chip Income and Growth Fund when the fund’s net assets exceed $4 billion and $6.5 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through June 30, 2014. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Global Growth Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average (the Lipper category that includes the fund) and (ii) MSCI All Country World Index. They noted that the fund’s investment results were above both benchmarks over the one-, three-, five- and 10-year periods, as well as over the lifetime of the fund since April 30, 1997, but below the benchmarks for the six-month period.

Global Small Capitalization Fund seeks to provide long-term growth of capital by investing primarily in stocks of smaller companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Small/Mid-Cap Funds Average (the Lipper category that includes the fund) and (ii) MSCI All Country World Small Cap Index. They noted that the fund’s investment results were higher than both benchmarks over the six-month, one-year and 10-year periods, as well as over the lifetime of the fund since April 30, 1998, but below the benchmarks for the three- and five-year periods.

194	American Funds Insurance Series

Growth Fund seeks to provide growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Capital Appreciation Funds Average, (ii) Lipper Growth Funds Average (the Lipper category that includes the fund) and (iii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than all three benchmarks over the one-year and 10-year periods, and over the lifetime of the fund since February 8, 1984, and were mixed over three-year, five-year and six-month periods.

International Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies domiciled outside the United States. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average (the Lipper category that includes the fund) and (ii) MSCI All Country World Index ex USA. They noted that the fund’s investment results were higher than both benchmarks over the one-, three- and 10-year periods, and over the lifetime of the fund since May 1, 1990, mixed over the five-year period, and lower than the benchmarks over the six-month period.

New World Fund seeks long-term capital appreciation by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Emerging Markets Funds Average (the Lipper category that includes the fund) and (ii) MSCI All Country World Index. They noted that the fund’s investment results were higher than the benchmarks over the 10-year period and lifetime of the fund since June 17, 1999, mixed for the one-, three- and five-year periods, and lower than the benchmarks over the six-month period.

Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal by investing primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States, with market capitalizations of $4 billion and above. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth & Income Funds Average (the Lipper category that includes the fund) and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than both benchmarks over the six-month and one-year periods. Over the three-, five- and 10-year periods, the results of the fund were higher than the Lipper average but lower than the S&P 500. Results were lower than both benchmarks over the lifetime of the fund since July 5, 2001.

Global Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in well-established companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average (the Lipper category that includes the fund) and (ii) MSCI All Country World Index. They noted that the fund’s investment results were higher than the Lipper average and MSCI index over the six-month, three-and five-year periods, and over the lifetime of the fund since May 1, 2006, and were lower than both indexes for the one-year period.

Growth-Income Fund seeks to provide long-term growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth & Income Funds Average (the Lipper category that includes the fund) and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than both benchmarks over the one- and three-year periods, and over the lifetime of the fund since February 8, 1984, and were mixed for the six-month, five-year and 10-year periods.

American Funds Insurance Series	195

International Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in stocks of larger, well-established companies domiciled outside the United States, including in developing countries. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average (the Lipper category that includes the fund) and (ii) MSCI All Country World Index ex USA. They noted that the fund’s investment results were above both benchmarks over the three- and five-year periods, as well as over the lifetime of the fund since November 18, 2008, but were lower than both benchmarks over the one-year period and mixed for the six-month period.

Capital Income Builder seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Income Funds Average (the Lipper category that includes the fund) and (ii) Standard and Poor’s 500 Composite Index. They noted that the fund’s investment results were above the Lipper average, but below the S&P 500 over the short lifetime of the fund since May 1, 2014.

Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Balanced Funds Average (the Lipper category that includes the fund), (ii) Barclays U.S. Aggregate Index, (iii) Standard and Poor’s 500 Composite Index and (iv) a customized index composed of the S&P 500 (60%) and Barclays index (40%). They noted that the fund’s investment results were above all the benchmarks for the 10-year period. For the three- and five-year periods and lifetime of the fund since August 1, 1989, the fund’s results were above all comparisons except the S&P 500. For the one-year period, the fund’s results were above the Lipper average and Barclays index, but below the S&P 500 and 60/40 index, and for the six-month period the fund’s results were above the Barclays index but below the Lipper average, S&P 500 and 60/40 index.

Global Balanced Fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income by investing in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Flexible Portfolio Funds Average (the Lipper category that includes the fund), (ii) Barclays Global Aggregate Bond Index, (iii) MSCI All Country World Index and (iv) a customized index composed of the MSCI index (60%) and Barclays index (40%). They noted that the fund’s investment results were above all benchmarks for the three-year period and over the lifetime of the fund since May 2, 2011, except for the MSCI index, but mixed for the one-year period, and below the benchmarks for the six-month period.

Bond Fund seeks to maximize current income and preserve capital by investing primarily in bonds. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Core Bond Funds Average (the Lipper category that includes the fund) and (ii) Barclays U.S. Aggregate Index. They noted that the fund’s investment results were above both benchmarks for the six-month period, and mixed over the one-, three- and five-year periods compared to the benchmark indexes. They also noted that the fund’s investment results were below the Lipper average and Barclays index over the 10-year period and the lifetime of the fund since January 2, 1996.

Global Bond Fund seeks to provide a high level of total return by investing primarily in debt securities of governmental, supranational and corporate issuers domiciled in various countries and dominated in various currencies, including U.S. dollars. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Income Funds Average (the Lipper category that includes the fund) and (ii) Barclays Global Aggregate Bond Index. They noted that the fund’s results were higher than both benchmarks for the six-month and one-year periods as well as over the life of the fund since October 4, 2006. They also noted that the fund’s investment results were mixed for the three- and five-year periods.

196	American Funds Insurance Series

High-Income Bond Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and generally lower quality debt securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper High Yield Funds Average (the Lipper category that includes the fund) and (ii) Barclays U.S. Corporate High Yield 2% Issuer Capped Index. They noted that the fund’s investment results were higher than the Lipper average over the lifetime of the fund since February 8, 1984. They also noted that the fund’s investment results were lower than both benchmarks over the six-month, one-, three-, five- and 10-year periods.

Mortgage Fund seeks to provide current income and preservation of capital by investing in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper GNMA Funds Average, (ii) Lipper U.S. Mortgage Funds Average (the Lipper category that includes the fund) and (iii) Barclays U.S. Mortgage Backed Securities Index. They noted that the fund’s results were above all the benchmarks over the six-month period. They also noted that the fund’s investment results were higher than those of the three benchmarks for the one- and three-year periods and lifetime of the fund since May 2, 2011.

U.S. Government/AAA-Rated Securities Fund seeks to provide a high level of current income consistent with preservation of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper General U.S. Government Funds Average (the Lipper category that includes the fund) and (ii) Barclays U.S. Government/Mortgage-Backed Securities Index. They noted that the fund’s results were higher than both benchmarks for the six-month, one-, three- and five-year periods, and mixed for the 10-year period as well as over the lifetime of the fund since December 2, 1985.

Cash Management Fund seeks to provide a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The board and the committee reviewed the fund’s investment results measured against the Lipper Money Market Funds Average (the Lipper category that includes the fund). They noted that the fund’s investment results were higher than the Lipper average over the 10-year period, but lower than the average over the six-month and one-, three- and five-year periods and the lifetime of the fund since February 8, 1984.

The board and the committee concluded that each fund’s investment results have been satisfactory, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

American Funds Insurance Series	197

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the expenses of each fund except Cash Management Fund were less than the median fees and expenses of the other funds included in its Lipper category described above. They also observed that each fund’s advisory fees were at or less than the median fees of the other funds included in its Lipper category, except Cash Management Fund, which was 20% above the median. They also noted that Cash Management Fund is not a stable net asset value fund, and that unlike many other money market funds, CRMC does not otherwise waive any fees.

The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding advisory fees charged to clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment accounts. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC received the benefit of research provided by broker-dealers executing portfolio transactions on behalf of each fund, it did not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

198	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement – American Funds Insurance Series Managed Risk Funds

The American Funds Insurance Series’ board has approved the renewal of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) through January 31, 2016. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services that would be provided by CRMC, the administrative and compliance and shareholder services that would be provided by CRMC to the funds under the agreements and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services that would be provided to each fund under the subadvisory agreement. The board concluded that the nature, extent and quality of the services to be provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. In addition to the factors considered below, they compared each fund’s investment results and volatility with those of other funds with similar objectives and strategies, and a composite index which is based on a combination of Standard & Poor’s 500 Composite Index, Barclays U.S. Aggregate Index, as applicable, and a money market index, over various periods through June 30, 2014. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Managed Risk Growth Fund seeks to provide growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth Funds Average (the Lipper category that includes the fund) and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were substantially below the Lipper average and S&P 500 index for the one-year, six-month and since-inception periods. In addition, they noted that the total return of the fund since its inception on May 1, 2013, was above that of a composite index composed of the S&P 500 (70%) and a mix of money market securities (30%).

American Funds Insurance Series	199

Managed Risk International Fund seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper International Funds Average (the Lipper category that includes the fund) and (ii) MSCI All Country World Index ex USA. They noted that the fund’s investment results were below the Lipper average and MSCI index for the one-year, six-month and since-inception periods. In addition, they noted that the total return of the fund since its inception on May 1, 2013, was above that of a composite index composed of the MSCI index (70%) and a mix of money market securities (30%).

Managed Risk Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth & Income Funds Average (the Lipper category that includes the fund) and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were mixed for the six-month period, and below both benchmarks for the inception-to-date period. In addition, they noted that the total return of the fund since its inception on May 1, 2013, was above that of a composite index composed of the S&P 500 (70%) and a mix of money market securities (30%).

Managed Risk Growth-Income Fund seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth & Income Funds Average (the Lipper category that includes the fund) and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were above the Lipper average for the one-year and inception-to-date periods, and below both benchmarks for the six-month period. In addition, they noted that the total return of the fund since its inception on May 1, 2013, was above that of a composite index composed of the S&P 500 (70%) and a mix of money market securities (30%).

Managed Risk Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Balanced Funds Average (the Lipper category that includes the fund), (ii) Barclays U.S. Aggregate Index and (iii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were mixed for the one-year and since-inception periods, and below the benchmarks for the six-month period. In addition, they noted that the total return of the fund since its inception on October 1, 2012, was above that of a composite index composed of the S&P 500 (60%), Barclays index (30%) and a mix of money market securities (30%).

The board and the committee reviewed each fund’s standard deviation (a measure of volatility) of investment results based on monthly returns from the fund’s inception through June 30, 2014, with the volatility for that period of the composite index and of a group of funds with volatility management strategies identified by management. They noted that each fund’s volatility for the period was greater than that of the composite index and most of the selected funds. The board and committee also noted, however, that for those periods the equity markets did not encounter large sustained market declines of the type that Milliman FRM’s volatility management program was designed to protect against. The board and the committee concluded that, in view of the funds’ short history, each fund’s investment results and the results of the services provided by Milliman FRM have been satisfactory, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

200	American Funds Insurance Series

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due Milliman FRM under the subadvisory agreement. They observed that each fund’s total advisory fees and expenses were at or near the median of the other funds in its Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fee schedule for the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment accounts. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC received the benefit of research provided by broker-dealers executing portfolio transactions on behalf of each fund, it did not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Insurance Series	201

Board of trustees and other officers

Independent trustees1

	Year first		Number of
	elected		portfolios in fund
	a trustee		complex overseen	Other directorships[3]
Name and year of birth	of the series[2]	Principal occupation(s) during past five years	by trustee	held by trustee
William H. Baribault, 1945	2009	CEO and President, Richard Nixon Foundation; former Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	72	None
James G. Ellis, 1947	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	72	Mercury General Corp.
Leonard R. Fuller, 1946	1999	President and CEO, Fuller Consulting (financial management consulting firm)	72	None
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2010	Private investor	74	The Swiss Helvetia Fund, Inc.
Merit E. Janow, 1958	2007	Dean and Professor, Columbia University, School of International and Public Affairs	71	MasterCard Incorporated; The NASDAQ Stock Market LLC; Trimble Navigation Limited
Laurel B. Mitchell, PhD, 1955	2010	Distinguished Professor of Accounting, University of Redlands	68	None
Frank M. Sanchez, 1943	2010	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	68	None
Margaret Spellings, 1957	2010	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	72	None
Steadman Upham, PhD, 1949	2010	President and University Professor, The University of Tulsa	71	None

202	American Funds Insurance Series

Interested trustee4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Donald D. O’Neal, 1960 Vice Chairman of the Board	1998	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	26	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See next page for footnotes.

American Funds Insurance Series	203

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Alan N. Berro, 1960 President	1998	Partner — Capital World Investors, Capital Research and Management Company
Michael J. Downer, 1955 Executive Vice President	1991	Director, Senior Vice President and Secretary, Capital Research and Management Company; Director, American Funds Distributors, Inc.;[6] Chairman of the Board, Capital Bank and Trust Company[6]
Abner D. Goldstine, 1929 Senior Vice President	1993	Partner — Capital Fixed Income Investors, Capital Research and Management Company
John H. Smet, 1956 Senior Vice President	1994	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Carl M. Kawaja, 1964 Vice President	2008	Partner — Capital World Investors, Capital Research and Management Company;
		Director, Capital Research and Management Company; Chairman of the Board, Capital International Asset Management (Canada), Inc.[6]
Sung Lee, 1966 Vice President	2008	Partner — Capital Research Global Investors, Capital International, Inc.[6]
Maria T. Manotok, 1974 Vice President	2012	Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company
S. Keiko McKibben, 1969 Vice President	2010	Partner — Capital Research Global Investors, Capital Research and Management Company
Renaud H. Samyn, 1974 Vice President	2010	Partner — Capital Research Global Investors, Capital International, Inc.[6]
Dylan Yolles, 1969 Vice President	2012	Partner — Capital International Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2003	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2008	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Fund Boards Coordinator — Fund Business Management Group, Capital Research and Management Company
Karl C. Grauman, 1968 Assistant Treasurer	2006	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).
[5]	All of the directors/trustees and/or officers listed, with the exception of Abner D. Goldstine, S. Keiko McKibben, Renaud H. Samyn and DylanYolles, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

204	American Funds Insurance Series

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American Funds Insurance Series	205

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206	American Funds Insurance Series

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American Funds Insurance Series	207

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208	American Funds Insurance Series

Offices of the series and of the investment adviser

Capital Research and

Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Bank of New York Mellon

(Managed Risk Funds only)

One Wall Street

New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete December 31, 2014, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after March 31, 2015, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Printed on paper containing 10% post-consumer waste	Printed with inks containing soy and/or vegetable oil

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 26 years of investment experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of The Capital System.

Superior long-term track record
Our AFIS equity funds have beaten their comparable Lipper indexes in 90% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes in 58% of 10-year periods and 86% of 20-year periods.[2] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[3]

[1]	Portfolio manager experience as of November 2014.
[2]	Based on Class 2 share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index (except Global Small Capitalization Fund, for which the Lipper average was used). The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Flexible Portfolio Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and Lipper General U.S. Government Funds Index (U.S. Government/ AAA-Rated Securities Fund).
[3]	Based on management fees for the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

Lit. No. INGEARX-998-0215P     Litho in USA RCG/Q/8074-S42827

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2013	$543,000
2014	$611,000

b) Audit-Related Fees:
2013	None
2014	None

c) Tax Fees:
2013	$117,000
2014	$115,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2013	None
2014	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2013	None
2014	None

c) Tax Fees:
2013	$31,000
2014	$44,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2013	$2,000
2014	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $150,000 for fiscal year 2013 and $161,000 for fiscal year 2014. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Insurance Series®
Global Growth FundSM
Investment portfolio
December 31, 2014
Common stocks 94.45% Health care 19.43%	Shares	Value (000)
Vertex Pharmaceuticals Inc.[1]	1,693,000	$201,128
Novo Nordisk A/S, Class B2	4,401,000	186,213
Regeneron Pharmaceuticals, Inc.[1]	314,600	129,065
UnitedHealth Group Inc.	960,000	97,046
Merck & Co., Inc.	1,544,000	87,684
Express Scripts Holding Co.[1]	770,000	65,196
Bristol-Myers Squibb Co.	929,600	54,874
Novartis AG2	580,000	53,341
Bayer AG2	349,300	47,753
Hologic, Inc.[1]	1,613,000	43,132
Roche Holding AG2	110,000	29,814
Grifols, SA, Class B (ADR)	708,000	24,065
UCB SA2	210,374	15,965
Edwards Lifesciences Corp.[1]	94,000	11,974
DaVita HealthCare Partners Inc.[1]	144,000	10,907
Merck KGaA[2]	99,358	9,426
Boston Scientific Corp.[1]	550,000	7,287
Gilead Sciences, Inc.[1]	75,000	7,070
		1,081,940
Information technology 18.67%
ASML Holding NV (New York registered)	647,176	69,785
ASML Holding NV2	624,897	66,949
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	23,380,000	103,170
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	480,000	10,742
Google Inc., Class A1	107,700	57,152
Google Inc., Class C1	107,700	56,693
Alcatel-Lucent[1,2]	22,539,144	80,018
Visa Inc., Class A	263,300	69,037
Microsoft Corp.	1,202,000	55,833
Nintendo Co., Ltd.[2]	535,000	55,758
Alibaba Group Holding Ltd. (ADR)[1]	476,150	49,491
ASM Pacific Technology Ltd.[2]	3,900,000	37,077
Wirecard AG2	825,662	36,420
Avago Technologies Ltd.	310,000	31,183
Murata Manufacturing Co., Ltd.[2]	285,000	31,132
LinkedIn Corp., Class A1	130,000	29,862
Tencent Holdings Ltd.[2]	1,800,000	25,827
salesforce.com, inc.[1]	425,000	25,207
MercadoLibre, Inc.	180,000	22,981
TE Connectivity Ltd.	347,500	21,979
Naver Corp.[2]	28,500	18,412
Infosys Ltd.[2]	540,000	16,795
AAC Technologies Holdings Inc.[2]	2,960,000	15,730
VeriSign, Inc.[1]	240,000	13,680
TDK Corp.[2]	167,000	9,840
Infineon Technologies AG2	880,000	9,434
American Funds Insurance Series — Global Growth Fund — Page 1 of 147

Common stocks Information technology (continued)	Shares	Value (000)
Rackspace Hosting, Inc.[1]	196,900	$9,217
Texas Instruments Inc.	155,000	8,287
OMRON Corp.[2]	51,000	2,286
		1,039,977
Consumer discretionary 18.12%
Amazon.com, Inc.[1]	508,900	157,937
Home Depot, Inc.	1,161,000	121,870
Priceline Group Inc.[1]	104,000	118,582
Walt Disney Co.	683,705	64,398
Toyota Motor Corp.[2]	950,000	59,243
Liberty Global PLC, Class C1	816,465	39,443
Liberty Global PLC, Class A1	327,449	16,440
Industria de Diseño Textil, SA2	1,460,000	41,833
HUGO BOSS AG2	335,500	41,191
Swatch Group Ltd, non-registered shares[2]	64,530	28,654
Swatch Group Ltd[2]	135,500	11,720
CBS Corp., Class B	702,500	38,876
ASOS PLC[1,2]	747,299	29,678
Dixons Carphone PLC[2]	3,800,000	27,370
Publicis Groupe SA2	371,135	26,582
Navitas Ltd.[2]	5,950,000	24,423
Burberry Group PLC[2]	860,000	21,791
NIKE, Inc., Class B	226,000	21,730
Time Warner Inc.	246,000	21,013
TOD’S SpA[2]	194,000	16,835
MGM Resorts International[1]	735,000	15,714
Christian Dior SA2	69,000	11,789
Naspers Ltd., Class N2	87,300	11,240
Dufry AG1,2	74,115	10,987
Nokian Renkaat Oyj[2]	306,180	7,500
Carnival Corp., units	149,028	6,756
Suzuki Motor Corp.[2]	195,000	5,862
Honda Motor Co., Ltd.[2]	196,500	5,714
Arcos Dorados Holdings Inc., Class A	740,000	4,003
		1,009,174
Financials 14.09%
Moody’s Corp.	1,651,000	158,182
JPMorgan Chase & Co.	1,145,000	71,654
ORIX Corp.[2]	4,990,000	62,380
AIA Group Ltd.[2]	11,202,500	61,686
Bankia, SA1,2	29,520,000	43,764
HSBC Holdings PLC (GBP denominated)[2]	4,320,228	40,828
ICICI Bank Ltd.[2]	6,625,000	36,797
BNP Paribas SA2	500,000	29,382
Prudential PLC[2]	1,272,434	29,281
AEON Financial Service Co., Ltd.[2]	1,365,000	26,685
AXA SA2	1,080,630	24,959
East West Bancorp, Inc.	630,000	24,387
Deutsche Bank AG2	725,777	21,937
CME Group Inc., Class A	239,700	21,249
Sumitomo Mitsui Trust Holdings, Inc.[2]	4,881,000	18,628
ACE Ltd.	160,000	18,381
Sumitomo Mitsui Financial Group, Inc.[2]	462,000	16,693
American Funds Insurance Series — Global Growth Fund — Page 2 of 147

Common stocks Financials (continued)	Shares	Value (000)
Bankinter, SA2	2,030,000	$16,187
Housing Development Finance Corp. Ltd.[2]	850,000	15,207
Berkshire Hathaway Inc., Class A1	60	13,560
Shinsei Bank, Ltd.[2]	6,401,000	11,175
BDO Unibank, Inc.[2]	3,981,333	9,738
Tokio Marine Holdings, Inc.[2]	247,000	8,021
Allianz SE2	21,750	3,614
		784,375
Industrials 9.21%
AA PLC[1,2]	12,217,000	66,850
Geberit AG2	150,000	50,975
KONE Oyj, Class B2	880,000	39,968
Airbus Group NV2	645,000	32,035
United Technologies Corp.	259,000	29,785
Rolls-Royce Holdings PLC[1,2]	2,150,000	28,963
Adecco SA2	417,000	28,566
Ryanair Holdings PLC (ADR)[1]	382,500	27,261
Deere & Co.	300,000	26,541
United Continental Holdings, Inc.[1]	385,000	25,753
Boeing Co.	190,000	24,696
International Consolidated Airlines Group, SA (CDI)[1,2]	3,070,000	22,943
American Airlines Group Inc.	390,000	20,916
Fastenal Co.	405,000	19,262
ASSA ABLOY AB, Class B2	310,000	16,382
Caterpillar Inc.	160,000	14,645
IDEX Corp.	180,000	14,011
Masco Corp.	480,000	12,096
Komatsu Ltd.[2]	425,700	9,438
Waste Management, Inc.	35,800	1,837
		512,923
Consumer staples 6.68%
Associated British Foods PLC[2]	1,590,000	77,251
Nestlé SA2	780,000	57,175
Colgate-Palmolive Co.	632,000	43,728
Orion Corp.[2]	43,000	39,548
ITC Ltd.[2]	4,629,975	26,957
Pernod Ricard SA2	218,739	24,253
PepsiCo, Inc.	201,000	19,007
Alimentation Couche-Tard Inc., Class B	453,000	18,985
Shiseido Co., Ltd.[2]	1,260,000	17,644
British American Tobacco PLC[2]	288,000	15,648
Procter & Gamble Co.	125,000	11,386
Coca-Cola HBC AG (CDI)[2]	444,107	8,450
Seven & i Holdings Co., Ltd.[2]	184,000	6,637
SABMiller PLC[2]	100,000	5,175
		371,844
Materials 2.93%
First Quantum Minerals Ltd.	2,669,400	37,934
Linde AG2	110,000	20,517
Rio Tinto PLC[2]	410,000	18,890
Glencore PLC[2]	4,000,000	18,411
Axalta Coating Systems Ltd.[1]	666,700	17,347
American Funds Insurance Series — Global Growth Fund — Page 3 of 147

Common stocks Materials (continued)	Shares	Value (000)
Northam Platinum Ltd.[1,2]	5,196,035	$16,406
Dow Chemical Co.	355,000	16,192
FMC Corp.	252,000	14,372
Monsanto Co.	24,800	2,963
		163,032
Energy 2.68%
Oil Search Ltd.[2]	4,986,113	32,214
Royal Dutch Shell PLC, Class B2	480,000	16,490
Royal Dutch Shell PLC, Class B (ADR)	150,000	10,434
Canadian Natural Resources, Ltd.	700,000	21,642
Enbridge Inc.	396,030	20,364
EOG Resources, Inc.	220,000	20,255
China Petroleum & Chemical Corp., Class H2	17,950,000	14,533
Schlumberger Ltd.	65,000	5,552
Pacific Rubiales Energy Corp.	769,600	4,763
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	274,700	2,082
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	133,000	971
		149,300
Telecommunication services 1.31%
SoftBank Corp.[2]	784,000	46,657
TalkTalk Telecom Group PLC[2]	5,625,000	26,431
		73,088
Utilities 0.49%
ENN Energy Holdings Ltd.[2]	3,720,000	21,037
National Grid PLC[2]	159,000	2,267
EDP - Energias de Portugal, SA2	564,000	2,181
Snam SPA[2]	400,000	1,973
		27,458
Miscellaneous 0.84%
Other common stocks in initial period of acquisition		46,641
Total common stocks (cost: $3,872,317,000)		5,259,752
Preferred securities 0.07% Miscellaneous 0.07%
Other preferred securities in initial period of acquisition		3,641
Total preferred securities (cost: $10,355,000)		3,641
Bonds, notes & other debt instruments 0.64% U.S. Treasury bonds & notes 0.64% U.S. Treasury 0.64%	Principal amount (000)
U.S. Treasury 0.25% 2015	$8,175	8,182
U.S. Treasury 0.25% 2015	2,600	2,600
U.S. Treasury 4.00% 2015	24,925	25,043
Total bonds, notes & other debt instruments (cost: $35,814,000)		35,825
American Funds Insurance Series — Global Growth Fund — Page 4 of 147

Short-term securities 4.63%	Principal amount (000)	Value (000)
Fannie Mae 0.08%–0.11% due 5/1/2015–5/18/2015	$30,900	$30,891
Federal Home Loan Bank 0.05%–0.12% due 1/16/2015–5/6/2015	42,000	41,998
General Electric Co. 0.10% due 1/2/2015	11,000	11,000
Microsoft Corp. 0.10% due 2/10/2015[3]	24,300	24,297
Nordea Bank AB 0.18% due 1/8/2015[3]	38,400	38,399
Province of Ontario 0.10% due 2/13/2015	15,000	14,999
Siemens Capital Co. LLC 0.11% due 1/5/2015[3]	10,000	10,000
Sumitomo Mitsui Banking Corp. 0.12%–0.22% due 1/13/2015–1/16/2015[3]	61,100	61,096
Svenska Handelsbanken Inc. 0.18% due 2/23/2015[3]	20,000	19,995
Toronto-Dominion Holdings USA Inc. 0.14% due 1/16/2015[3]	5,000	5,000
Total short-term securities (cost: $257,667,000)		257,675
Total investment securities 99.79% (cost: $4,176,153,000)		5,556,893
Other assets less liabilities 0.21%		11,952
Net assets 100.00%		$5,568,845
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,548,710,000, which represented 45.77% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $158,787,000, which represented 2.85% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GBP = British pounds
American Funds Insurance Series — Global Growth Fund — Page 5 of 147

Global Small Capitalization FundSM
Investment portfolio
December 31, 2014
Common stocks 93.16% Consumer discretionary 20.05%	Shares	Value (000)
Netflix, Inc.[1]	304,000	$103,849
Lions Gate Entertainment Corp.	2,844,500	91,081
Domino’s Pizza, Inc.	512,000	48,215
Paddy Power PLC[2]	523,300	43,560
Penske Automotive Group, Inc.	812,000	39,845
Melco Crown Entertainment Ltd. (ADR)	1,432,000	36,373
Cedar Fair, LP	687,000	32,859
zooplus AG, non-registered shares[1,2,3]	357,716	28,557
John Wiley & Sons, Inc., Class A	347,500	20,586
Five Below, Inc.[1]	489,390	19,982
Hankook Tire Co., Ltd.[1,2]	418,940	19,932
Brinker International, Inc.	325,000	19,074
Melco International Development Ltd.[2]	8,216,000	17,987
Ted Baker PLC[2]	517,162	17,747
Entertainment One Ltd.[2]	3,485,300	17,423
Group 1 Automotive, Inc.	180,000	16,132
Eros International PLC, Class A1	759,296	16,067
Chow Sang Sang Holdings International Ltd.[2]	5,598,300	14,670
Home Inns & Hotels Management Inc. (ADR)[1]	475,250	14,267
Rightmove PLC[2]	361,000	12,568
NagaCorp Ltd.[2]	14,382,000	11,720
Hathway Cable and Datacom Ltd.[1,2,4]	2,350,000	11,597
Stella International Holdings Ltd.[2]	4,230,167	11,154
L’Occitane International SA2	4,295,000	10,808
Lands’ End, Inc.[1]	200,000	10,792
Inchcape PLC[2]	959,300	10,737
China Lodging Group, Ltd. (ADR)[1]	379,000	9,960
OSIM International Ltd[2]	6,282,000	9,354
Tesla Motors, Inc.[1]	35,000	7,784
Toll Brothers, Inc.[1]	225,000	7,711
Mothercare PLC[2]	2,451,000	6,633
Daily Mail and General Trust PLC, Class A, nonvoting[2]	485,000	6,228
Playmates Toys Ltd.[2]	27,164,000	6,104
Intercontinental Hotels Group PLC[2]	149,530	5,992
PT Multipolar Tbk[2]	77,730,000	5,204
TravelCenters of America LLC[1]	400,000	5,048
Zhongsheng Group Holdings Ltd.[2]	5,067,500	4,570
American Axle & Manufacturing Holdings, Inc.[1]	202,000	4,563
START TODAY Co., Ltd.[2]	200,000	4,173
Brunello Cucinelli SpA[2]	178,865	4,010
SSI Group, Inc.[1,2]	18,000,000	3,988
Parkson Retail Asia Ltd.[2]	6,212,000	3,752
Cie. Plastic Omnium SA2	135,757	3,687
Sitoy Group Holdings Ltd.[2]	4,206,000	3,404
Poundland Group PLC[1,2]	621,264	3,161
Talwalkars Better Value Fitness Ltd.[2]	650,000	2,989
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 147

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Mood Media Corp.[1]	4,819,000	$2,281
Mood Media Corp. (CDI)[1]	1,335,000	632
GVC Holdings PLC[2]	374,748	2,810
SeaWorld Entertainment, Inc.	156,100	2,794
I.T Limited[2]	9,630,000	2,776
POLYTEC Holding AG, non-registered shares[2]	364,350	2,741
Dick Smith Holdings Ltd.[2]	1,363,670	2,312
PT Astra Otoparts Tbk[2]	6,431,000	2,182
Delticom AG2	83,000	1,900
Ripley Corp SA	3,750,000	1,817
Phorm Corp. Ltd.[1,2]	10,260,000	1,659
Golden Eagle Retail Group Ltd.[2]	1,442,000	1,616
William Hill PLC[2]	205,200	1,154
China Zenix Auto International Ltd. (ADR)[1]	428,500	613
zulily, inc., Class A1	25,200	590
PT Global Mediacom Tbk[2]	3,025,000	348
Five Star Travel Corp.[1,2,4]	219,739	47
Ten Alps PLC[1,2]	2,600,000	21
		834,190
Health care 18.79%
Synageva BioPharma Corp.[1]	1,326,100	123,049
bluebird bio, Inc.[1]	1,144,159	104,942
athenahealth, Inc.[1]	396,600	57,785
Endo International PLC[1]	798,824	57,611
Illumina, Inc.[1]	289,100	53,362
BioMarin Pharmaceutical Inc.[1]	516,800	46,719
Hikma Pharmaceuticals PLC[2]	1,424,000	43,669
Myriad Genetics, Inc.[1]	1,274,898	43,423
Ultragenyx Pharmaceutical Inc.[1]	836,206	36,693
Kite Pharma, Inc.[1,5]	343,739	19,823
Kite Pharma, Inc.[1]	168,000	9,689
Novadaq Technologies Inc.[1]	1,505,700	25,025
GW Pharmaceuticals PLC (ADR)[1]	358,950	24,294
Team Health Holdings, Inc.[1]	330,745	19,028
Lijun International Pharmaceutical (Holding) Co., Ltd.[2]	34,730,000	15,918
NuVasive, Inc.[1]	277,400	13,082
Insulet Corp.[1]	255,033	11,747
Fisher & Paykel Healthcare Corp. Ltd.[2]	2,151,385	10,469
Genomma Lab Internacional, SAB de CV, Series B1	5,400,000	10,270
Orexigen Therapeutics, Inc.[1]	1,532,176	9,285
Teleflex Inc.	60,200	6,912
Mauna Kea Technologies SA1,2,3	881,400	6,123
PT Siloam International Hospitals Tbk[1,2]	5,128,200	5,674
Glenmark Pharmaceuticals Ltd.[2]	372,345	4,528
Ocular Therapeutix, Inc.[1]	186,000	4,375
Pharmstandard OJSC (GDR)[1,2]	706,865	4,253
CONMED Corp.	93,000	4,181
Hologic, Inc.[1]	140,000	3,743
Circassia Pharmaceuticals PLC[1,2]	815,000	3,519
EOS imaging SA1,2	380,000	2,400
QRxPharma Ltd.[1,2]	4,129,927	70
		781,661
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 147

Common stocks Information technology 14.64%	Shares	Value (000)
TriQuint Semiconductor, Inc.[1]	4,084,978	$112,541
Palo Alto Networks, Inc.[1]	523,200	64,129
AAC Technologies Holdings Inc.[2]	11,687,100	62,108
Semiconductor Manufacturing International Corp.[1,2]	358,447,500	32,738
Topcon Corp.[2]	1,306,310	27,850
Hamamatsu Photonics KK2	480,300	22,951
Kakaku.com, Inc.[2]	1,510,500	21,716
National Instruments Corp.	625,000	19,431
Cray Inc.[1]	469,700	16,195
Cognex Corp.	290,000	11,986
Itron, Inc.[1]	267,000	11,291
Goldpac Group Ltd.[2]	16,280,000	11,149
Spectris PLC[2]	340,000	11,086
Cypress Semiconductor Corp.[1]	745,000	10,639
OBIC Co., Ltd.[2]	292,300	9,378
RIB Software AG2	699,167	9,196
Atmel Corp.[1]	997,980	8,378
VTech Holdings Ltd.[2]	570,000	8,156
Silicon Laboratories Inc.[1]	170,000	8,095
Delta Electronics (Thailand) PCL[2]	3,667,800	7,850
Veeco Instruments Inc.[1]	224,922	7,845
Persistent Systems Ltd.[2]	278,600	7,327
iDreamSky Technology Ltd., Class A (ADR)[1]	429,000	7,327
Halma PLC[2]	682,500	7,276
Suprema Inc.[1,2]	310,000	7,106
Knowles Corp.[1]	300,000	7,065
JDS Uniphase Corp.[1]	410,600	5,633
Inphi Corp.[1]	296,639	5,482
RF Micro Devices, Inc.[1]	320,000	5,309
Semtech Corp.[1]	191,000	5,266
CDW Corp.	140,000	4,924
Jay Mart PCL[2]	15,621,250	4,773
FireEye, Inc.[1]	146,200	4,617
Finisar Corp.[1]	233,000	4,523
QIWI PLC, Class B (ADR)	210,800	4,256
Ixia[1]	340,000	3,825
SciQuest, Inc.[1]	262,744	3,797
ON Semiconductor Corp.[1]	370,000	3,748
Domino Printing Sciences PLC[2]	365,000	3,731
Alten SA, non-registered shares[2]	85,500	3,656
Zebra Technologies Corp., Class A1	42,900	3,321
Taiyo Yuden Co., Ltd.[2]	240,000	2,806
M/A-COM Technology Solutions Holdings, Inc.[1]	78,415	2,453
Tangoe, Inc.[1]	185,975	2,423
Pandora Media, Inc.[1]	135,000	2,407
Remark Media, Inc.[1]	250,952	1,122
China High Precision Automation Group Ltd.[1,2]	5,500,000	71
		608,952
Industrials 13.81%
International Container Terminal Services, Inc.[2]	34,610,000	88,650
AA PLC[1,2]	6,770,800	37,049
Intertek Group PLC[2]	955,000	34,618
ITT Corp.	801,000	32,408
Moog Inc., Class A1	432,100	31,988
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 147

Common stocks Industrials (continued)	Shares	Value (000)
Polypore International, Inc.[1]	672,000	$31,618
JVM Co., Ltd.[1,2,3]	411,500	22,472
Northgate PLC[2]	1,838,270	17,391
Rotork PLC[2]	405,000	14,574
Carborundum Universal Ltd.[2]	5,090,000	14,386
Alliance Global Group, Inc.[2]	23,370,000	11,664
Gujarat Pipavav Port Ltd.[1,2]	3,420,397	11,154
Clean Harbors, Inc.[1]	229,000	11,003
PT AKR Corporindo Tbk[2]	32,680,000	10,834
BTS Rail Mass Transit Growth Infrastructure Fund[2]	35,979,200	10,821
J. Kumar Infraprojects Ltd.[2]	1,300,000	10,572
Amara Raja Batteries Ltd.[2]	810,712	10,542
Orient Overseas (International) Ltd.[2]	1,698,000	9,886
Orbital Sciences Corp.[1]	350,000	9,412
PARK24 Co., Ltd.[2]	621,600	9,154
Johnson Electric Holdings Ltd.[2]	2,378,000	8,735
NORMA Group SE, non-registered shares[2]	180,718	8,624
Waste Connections, Inc.	194,600	8,560
Summit Ascent Holdings Ltd.[1,2]	16,730,000	8,124
MonotaRO Co., Ltd.[2]	400,700	8,039
BELIMO Holding AG2	3,450	8,017
KEYW Holding Corp.[1]	750,000	7,785
Pegasus Hava Tasimaciligi AS1,2	541,000	7,631
Cebu Air, Inc.[2]	3,850,000	7,350
PayPoint PLC[2]	520,000	7,255
Bossard Holding AG2	55,562	6,057
Advisory Board Co.[1]	115,000	5,633
Geberit AG2	16,500	5,607
CJ Korea Express Co., Ltd.[1,2]	24,500	4,338
Boer Power Holdings Ltd.[2]	4,687,000	4,181
CIMC Enric Holdings Ltd.[2]	5,016,000	3,967
Okabe Co., Ltd.[2]	386,000	3,505
Landstar System, Inc.	46,600	3,380
Frigoglass SAIC[1,2]	1,626,030	3,285
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	880,000	3,162
China Shipping Container Lines Co., Ltd., Class H1,2	8,865,000	2,796
Pfeiffer Vacuum Technology AG, non-registered shares[2]	32,000	2,656
TD Power Systems Ltd.[2]	343,200	2,452
Globaltrans Investment PLC (GDR)[2]	465,000	2,361
National Express Group PLC[2]	591,000	2,271
Chart Industries, Inc.[1]	64,900	2,220
Shun Tak Holdings Ltd.[2]	4,714,000	2,174
COSCO Pacific Ltd.[2]	1,500,000	2,125
Avianca Holdings SA, preferred, restricted-voting (ADR)	166,600	1,954
		574,440
Financials 6.45%
SVB Financial Group[1]	257,600	29,900
Kemper Corp.	595,000	21,485
Old Republic International Corp.	1,450,000	21,214
K. Wah International Holdings Ltd.[2]	39,420,410	20,870
Avanza Bank Holding AB2	602,547	19,940
Chailease Holding Co. Ltd.[2]	6,622,000	16,421
Shriram Transport Finance Co. Ltd.[2]	919,257	16,120
Ocwen Financial Corp.[1]	809,000	12,216
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 147

Common stocks Financials (continued)	Shares	Value (000)
ING Vysya Bank Ltd.[2]	838,954	$11,548
Altisource Residential Corp.	451,407	8,757
Starwood Property Trust, Inc.	360,000	8,366
Endurance Specialty Holdings Ltd.	110,000	6,582
EFG International AG2	562,925	6,551
Tune Ins Holdings Bhd.[2]	13,112,000	6,321
LSL Property Services PLC[2]	1,190,000	5,518
Signature Bank[1]	42,000	5,290
Bank of Ireland[1,2]	14,099,515	5,250
Springleaf Holdings, Inc.[1]	144,700	5,234
Golden Wheel Tiandi Holdings Co. Ltd.[2]	50,254,000	5,182
Mahindra Lifespace Developers Ltd.[2]	681,356	5,078
Texas Capital Bancshares, Inc.[1]	91,600	4,977
City National Corp.	58,900	4,760
Crédito Real, SAB de CV	2,109,422	4,519
Airesis SA1,2,3	3,231,392	4,233
Cathay General Bancorp, Inc.	155,000	3,966
Altisource Asset Management Corp.[1]	9,620	2,983
Lai Sun Development Co. Ltd.[2]	118,000,000	2,659
Inversiones La Construcción SA	157,000	1,903
Bao Viet Holdings[2]	351,607	526
		268,369
Materials 4.41%
PolyOne Corp.	720,168	27,302
AptarGroup, Inc.	345,500	23,093
OM Group, Inc.	735,000	21,903
Yingde Gases Group Co. Ltd.[2]	16,410,000	11,477
Lundin Mining Corp.[1]	2,285,000	11,250
Silgan Holdings Inc.	194,000	10,398
Time Technoplast Ltd.[2,3]	11,888,000	9,979
FUCHS PETROLUB SE2	246,000	9,387
Sirius Minerals PLC[1,2]	44,159,510	7,221
Greatview Aseptic Packaging Co. Ltd.[2]	13,852,000	7,131
CPMC Holdings Ltd.[2]	12,800,000	6,909
United States Steel Corp.	207,600	5,551
Lenzing AG2	82,000	5,201
Stillwater Mining Co.[1]	294,900	4,347
Arkema SA2	56,300	3,734
Synthomer PLC[2]	900,000	3,290
Mayr-Melnhof Karton AG, non-registered shares[2]	27,300	2,833
Kenmare Resources PLC[1,2]	54,706,150	2,759
Nampak Ltd.[2]	582,849	2,193
Sylvania Platinum Ltd. (CDI)[1,2,3]	15,000,000	1,955
Hummingbird Resources PLC[1,2]	3,475,000	1,843
Huntsman Corp.	68,600	1,563
Yip’s Chemical Holdings Ltd.[2]	1,182,000	718
Indochine Mining Ltd.[1,2,3]	73,199,466	717
Rusoro Mining Ltd.[1]	25,530,432	440
Sundance Resources Ltd.[1,2]	19,500,000	392
Orsu Metals Corp.[1]	588,231	15
African Minerals Ltd.[1,2]	3,987,000	—
		183,601
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 147

Common stocks Energy 4.14%	Shares	Value (000)
InterOil Corp.[1]	1,184,235	$57,779
Amerisur Resources PLC[1,2]	27,117,360	18,672
Ophir Energy PLC[1,2]	7,981,562	17,331
Veresen Inc.	680,000	10,746
C&J Energy Services, Inc.[1]	802,000	10,594
Memorial Resource Development Corp.[1]	477,700	8,613
Exillon Energy PLC[1,2]	3,546,000	8,279
Lekoil Ltd. (CDI)[1,2]	16,491,600	7,169
Victoria Oil & Gas PLC[1,2,3]	6,966,560	7,018
Genel Energy PLC[1,2]	400,600	4,288
Circle Oil PLC[1,2]	22,687,000	4,196
Oasis Petroleum Inc.[1]	224,000	3,705
Cairn Energy PLC[1,2]	1,205,000	3,308
Providence Resources PLC[1,2]	2,490,250	3,301
Canadian Overseas Petroleum Ltd.[1,3]	19,225,000	1,655
Canadian Overseas Petroleum Ltd. (GBP denominated)[1,2,3]	6,050,000	448
Tethys Petroleum Ltd.[1]	8,112,100	1,536
Tethys Petroleum Ltd. (GBP denominated)[1,2]	1,963,450	368
International Petroleum Ltd.[1,2]	54,894,353	999
Prosafe SE2	240,000	734
Borders & Southern Petroleum PLC[1,2]	7,028,100	710
Range Resources Ltd.[1,2]	67,000,000	668
African Petroleum Corp. Ltd.[1,2]	3,363,637	117
Esrey Energy Ltd.[1]	825,000	39
Wildhorse Energy Ltd.[1,2,3]	540,900	23
Wildhorse Energy Ltd. (CDI)[1,2,3]	240,859	11
		172,307
Consumer staples 3.28%
Puregold Price Club, Inc.[1,2]	37,418,000	32,071
COSMOS Pharmaceutical Corp.[2]	124,500	17,007
Petra Foods Ltd.[2]	4,800,000	13,755
Hypermarcas SA, ordinary nominative[1]	1,853,800	11,612
PZ Cussons PLC[2]	2,105,000	9,984
Super Group Ltd.[2]	11,464,000	9,868
Sprouts Farmers Market, Inc.[1]	204,926	6,963
Wumart Stores, Inc., Class H2	7,895,000	6,742
Treasury Wine Estates Ltd.[2]	1,245,400	4,845
Coca-Cola Icecek AS, Class C2	191,100	4,132
Sundrug Co., Ltd.[2]	97,500	3,946
Kernel Holding SA1,2	493,041	3,913
Stock Spirits Group PLC[2]	1,053,100	3,601
O’Key Group SA (GDR)[2]	525,000	2,325
Del Monte Pacific Ltd.[2]	6,534,400	2,254
Convenience Retail Asia Ltd.[2]	2,850,000	1,836
Lenta Ltd. (GDR)[1,2]	240,000	1,622
		136,476
Utilities 2.03%
ENN Energy Holdings Ltd.[2]	9,515,700	53,812
Glow Energy PCL[2]	3,930,000	10,641
CT Environmental Group Ltd.[2]	5,986,000	6,121
Greenko Group PLC[1,2]	2,280,000	5,078
Ratchaburi Electricity Generating Holding PCL[2]	2,300,000	4,105
American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 147

Common stocks Utilities (continued)	Shares	Value (000)
Energy World Corp. Ltd.[1,2]	10,560,000	$2,539
Mytrah Energy Ltd.[1,2]	1,700,000	2,008
		84,304
Telecommunication services 0.63%
Telephone and Data Systems, Inc.	634,830	16,029
Total Access Communication PCL[2]	1,602,200	4,679
Level 3 Communications, Inc.[1]	87,500	4,321
Hutchison Telecommunications Hong Kong Holdings Ltd.[2]	3,200,000	1,353
		26,382
Miscellaneous 4.93%
Other common stocks in initial period of acquisition		205,254
Total common stocks (cost: $2,953,292,000)		3,875,936
Rights & warrants 0.00% Energy 0.00%
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1,2,3]	2,555,000	44
Range Resources Ltd., warrants, expire 2016[1,2]	33,500,000	21
Wildhorse Energy Ltd., rights, expire 2015[1,2,3]	2,704,500	11
Wildhorse Energy Ltd., rights, expire 2015 (GBP denominated)[1,2,3]	1,204,295	7
		83
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		53
Total rights & warrants (cost: $506,000)		136
Convertible stocks 0.12% Health care 0.12%
Stem CentRx, Inc., Series F-1, convertible preferred[2,5]	274,000	4,961
Total convertible stocks (cost: $3,307,000)		4,961
Bonds, notes & other debt instruments 0.25% U.S. Treasury bonds & notes 0.25% U.S. Treasury 0.25%	Principal amount (000)
U.S. Treasury 0.25% 2015	$4,300	4,303
U.S. Treasury 4.00% 2015	5,800	5,827
Total bonds, notes & other debt instruments (cost: $10,126,000)		10,130
Short-term securities 6.53%
Abbott Laboratories 0.10% due 2/2/2015[4]	20,000	19,999
American Honda Finance Corp. 0.11% due 1/9/2015	27,000	26,999
ExxonMobil Corp. 0.14% due 3/2/2015	5,000	4,999
Federal Home Loan Bank 0.11% due 5/15/2015	5,210	5,208
Freddie Mac 0.09% due 2/25/2015	16,200	16,200
General Electric Co. 0.10% due 1/2/2015	6,100	6,100
John Deere Capital Corp. 0.12% due 2/12/2015[4]	19,600	19,596
Nordea Bank AB 0.23% due 5/19/2015[4]	15,000	14,988
American Funds Insurance Series — Global Small Capitalization Fund — Page 12 of 147

Short-term securities	Principal amount (000)	Value (000)
Province of Ontario 0.10% due 2/13/2015	$20,000	$19,998
Québec (Province of) 0.06% due 1/8/2015[4]	18,900	18,900
Sumitomo Mitsui Banking Corp. 0.12%–0.22% due 1/13/2015–1/16/2015[4]	39,000	38,997
Toronto-Dominion Holdings USA Inc. 0.16% due 1/22/2015[4]	30,000	29,998
Victory Receivables Corp. 0.16%–0.19% due 1/12/2015–1/28/2015[4]	49,700	49,696
Total short-term securities (cost: $271,673,000)		271,678
Total investment securities 100.06% (cost: $3,238,904,000)		4,162,841
Other assets less liabilities (0.06)%		(2,297)
Net assets 100.00%		$4,160,544
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,668,893,000, which represented 40.11% of the net assets of the fund. This amount includes $1,650,402,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $203,818,000, which represented 4.90% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stem CentRx, Inc., Series F-1, convertible preferred	6/10/2014	$3,307	$4,961.12%
Kite Pharma, Inc.	4/24/2014-6/24/2014	5,259	19,823.48
Total private placement securities		$8,566	$24,784.60%

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
A$ = Australian dollars
€ = Euros
GBP = British pounds
¥ = Japanese yen
American Funds Insurance Series — Global Small Capitalization Fund — Page 13 of 147

Growth FundSM
Investment portfolio
December 31, 2014
Common stocks 95.50% Consumer discretionary 18.78%	Shares	Value (000)
Amazon.com, Inc.[1]	2,648,216	$821,874
Home Depot, Inc.	6,320,000	663,410
Comcast Corp., Class A	9,555,000	554,286
Twenty-First Century Fox, Inc., Class A	9,540,000	366,384
Tiffany & Co.	2,389,000	255,289
Johnson Controls, Inc.	3,099,100	149,810
NIKE, Inc., Class B	1,530,000	147,109
MGM Resorts International[1]	5,718,800	122,268
Lowe’s Companies, Inc.	1,546,000	106,365
Starbucks Corp.	1,255,000	102,973
Norwegian Cruise Line Holdings Ltd.[1]	2,000,000	93,520
Carnival Corp., units	1,886,700	85,524
Charter Communications, Inc., Class A1	500,000	83,310
Walt Disney Co.	750,000	70,642
Luxottica Group SpA[2]	1,164,000	63,726
Toll Brothers, Inc.[1]	1,767,290	60,565
L’Occitane International SA2	23,700,000	59,638
Expedia, Inc.	693,000	59,154
Hyatt Hotels Corp., Class A1	858,751	51,705
Ralph Lauren Corp., Class A	273,000	50,549
Toyota Motor Corp.[2]	765,000	47,706
Netflix, Inc.[1]	115,000	39,285
Tesla Motors, Inc.[1]	153,000	34,029
Wynn Macau, Ltd.[2]	11,400,000	31,782
CBS Corp., Class B	545,000	30,160
Chipotle Mexican Grill, Inc.[1]	38,500	26,354
Domino’s Pizza, Inc.	275,000	25,897
Priceline Group Inc.[1]	20,000	22,804
Wynn Resorts, Ltd.	126,140	18,765
Sturm, Ruger & Co., Inc.	522,800	18,105
Markit Ltd.[1]	500,000	13,215
		4,276,203
Information technology 18.78%
ASML Holding NV (New York registered)	3,444,016	371,368
ASML Holding NV2	1,808,186	193,723
Microsoft Corp.	11,590,000	538,355
Google Inc., Class C1	511,000	268,991
Google Inc., Class A1	423,000	224,469
Visa Inc., Class A	1,083,000	283,963
LinkedIn Corp., Class A1	1,235,000	283,692
Apple Inc.	2,500,000	275,950
Facebook, Inc., Class A1	3,282,685	256,115
Avago Technologies Ltd.	1,816,000	182,671
salesforce.com, inc.[1]	2,880,000	170,813
Nintendo Co., Ltd.[2]	1,114,960	116,203
American Funds Insurance Series — Growth Fund — Page 14 of 147

Common stocks Information technology (continued)	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	22,278,000	$98,307
Hexagon AB, Class B2	3,152,551	97,492
Dolby Laboratories, Inc., Class A	2,166,221	93,407
Wirecard AG2	1,923,972	84,866
Autodesk, Inc.[1]	1,365,000	81,982
Adobe Systems Inc.[1]	1,000,000	72,700
Trimble Navigation Ltd.[1]	2,565,500	68,088
MercadoLibre, Inc.	440,000	56,175
Amphenol Corp., Class A	1,015,000	54,617
Twitter, Inc.[1]	1,500,000	53,805
eBay Inc.[1]	907,000	50,901
Intuit Inc.	545,000	50,244
Finisar Corp.[1]	2,554,000	49,573
Murata Manufacturing Co., Ltd.[2]	380,000	41,509
Cisco Systems, Inc.	1,240,000	34,491
Cognizant Technology Solutions Corp., Class A1	588,000	30,964
TE Connectivity Ltd.	420,000	26,565
Rackspace Hosting, Inc.[1]	461,900	21,622
Texas Instruments Inc.	385,000	20,584
NetSuite Inc.[1]	185,000	20,196
		4,274,401
Health care 17.05%
Express Scripts Holding Co.[1]	4,668,208	395,257
Incyte Corp.[1]	5,340,000	390,407
UnitedHealth Group Inc.	3,510,000	354,826
Regeneron Pharmaceuticals, Inc.[1]	847,600	347,728
Vertex Pharmaceuticals Inc.[1]	2,680,000	318,384
Centene Corp.[1]	2,288,500	237,661
Hologic, Inc.[1]	7,913,000	211,594
Edwards Lifesciences Corp.[1]	1,285,400	163,734
Biogen Idec Inc.[1]	445,500	151,225
Agios Pharmaceuticals, Inc.[1]	1,255,126	140,624
Humana Inc.	947,000	136,018
Merck & Co., Inc.	2,220,000	126,074
Grifols, SA, Class B (ADR)	3,391,750	115,285
Grifols, SA, Class A, non-registered shares[2]	216,534	8,620
Myriad Genetics, Inc.[1]	3,480,000	118,529
Baxter International Inc.	1,397,119	102,395
Gilead Sciences, Inc.[1]	1,070,000	100,858
Intuitive Surgical, Inc.[1]	116,800	61,780
PerkinElmer, Inc.	1,195,000	52,257
Pharmacyclics, Inc.[1]	419,166	51,247
Abbott Laboratories	1,137,200	51,197
Quintiles Transnational Holdings Inc.[1]	740,000	43,564
Novartis AG2	470,000	43,225
Boston Scientific Corp.[1]	2,080,000	27,560
Bristol-Myers Squibb Co.	410,000	24,202
Roche Holding AG2	84,900	23,011
Intercept Pharmaceuticals, Inc.[1]	146,900	22,916
Novo Nordisk A/S, Class B2	470,000	19,887
Theravance, Inc.	1,300,000	18,395
American Funds Insurance Series — Growth Fund — Page 15 of 147

Common stocks Health care (continued)	Shares	Value (000)
HeartWare International, Inc.[1]	194,699	$14,297
InnovaCare Inc.[1,2,3]	2,843,000	9,240
		3,881,997
Financials 12.97%
Wells Fargo & Co.	10,751,096	589,375
Berkshire Hathaway Inc., Class A1	1,630	368,380
American Express Co.	3,000,000	279,120
Capital One Financial Corp.	2,580,000	212,979
Legal & General Group PLC[2]	45,158,246	173,445
Onex Corp.	2,523,500	146,527
American International Group, Inc.	2,333,300	130,688
JPMorgan Chase & Co.	2,053,720	128,522
American Tower Corp.	1,195,000	118,126
Arch Capital Group Ltd.[1]	1,800,000	106,380
ACE Ltd.	900,000	103,392
Goldman Sachs Group, Inc.	434,400	84,200
CME Group Inc., Class A	771,300	68,376
Leucadia National Corp.	2,589,740	58,062
Financial Engines, Inc.	1,365,000	49,891
FCB Financial Holdings, Inc., Class A1	1,890,000	46,569
Bank of America Corp.	2,140,000	38,285
Iron Mountain Inc.	963,453	37,247
Umpqua Holdings Corp.	2,041,280	34,722
MB Financial, Inc.	1,010,000	33,189
Legg Mason Partners Equity Fund	565,000	30,154
W. R. Berkley Corp.	550,000	28,193
First Republic Bank	495,000	25,799
PNC Financial Services Group, Inc.	233,600	21,311
Crown Castle International Corp.	265,000	20,855
Charles Schwab Corp.	590,000	17,812
		2,951,599
Industrials 9.20%
American Airlines Group Inc.	5,525,000	296,306
Boeing Co.	2,250,000	292,455
Oshkosh Corp.[4]	4,947,000	240,672
United Continental Holdings, Inc.[1]	3,200,700	214,095
Union Pacific Corp.	1,500,000	178,695
Rockwell Collins, Inc.	1,775,000	149,952
MTU Aero Engines AG2	1,057,696	92,351
Meggitt PLC[2]	10,934,373	87,402
Fastenal Co.	1,695,000	80,614
Grafton Group PLC, units[2]	7,866,000	77,860
Cummins Inc.	515,000	74,248
Robert Half International Inc.	1,100,000	64,218
General Dynamics Corp.	395,000	54,360
Airbus Group NV2	1,043,402	51,823
Precision Castparts Corp.	190,000	45,767
Caterpillar Inc.	490,000	44,850
TransDigm Group Inc.	150,000	29,452
Masco Corp.	722,000	18,194
		2,093,314
American Funds Insurance Series — Growth Fund — Page 16 of 147

Common stocks Energy 8.05%	Shares	Value (000)
Noble Energy, Inc.	4,510,000	$213,909
Concho Resources Inc.[1]	2,065,000	205,984
Suncor Energy Inc.	5,502,090	174,752
FMC Technologies, Inc.[1]	3,400,000	159,256
Pioneer Natural Resources Co.	935,000	139,175
Chesapeake Energy Corp.	6,350,000	124,269
Weatherford International PLC[1]	10,515,000	120,397
Plains GP Holdings, LP, Class A	3,471,872	89,158
Schlumberger Ltd.	900,000	76,869
Core Laboratories NV	561,198	67,535
Chevron Corp.	500,000	56,090
Peyto Exploration & Development Corp.	1,870,000	53,872
Royal Dutch Shell PLC, Class B (ADR)	760,100	52,873
EOG Resources, Inc.	572,400	52,701
Murphy Oil Corp.	956,000	48,297
Enbridge Inc.	570,712	29,346
Cobalt International Energy, Inc.[1]	3,215,000	28,581
Paramount Resources Ltd.[1]	1,170,000	28,318
Cimarex Energy Co.	250,000	26,500
Parsley Energy, Inc., Class A1	1,340,000	21,386
Tourmaline Oil Corp.[1]	547,000	18,221
Bonanza Creek Energy, Inc.[1]	582,600	13,982
Laricina Energy Ltd.[1,2,5]	1,403,000	13,163
Oil States International, Inc.[1]	260,000	12,714
Oceaneering International, Inc.	41,200	2,423
Africa Oil Corp. (SEK denominated)[1,2]	942,070	2,043
Africa Oil Corp.[1,5]	91,004	189
Africa Oil Corp.[1]	2,000	4
		1,832,007
Consumer staples 7.32%
Costco Wholesale Corp.	2,580,000	365,715
Coca-Cola Co.	4,670,000	197,168
Philip Morris International Inc.	2,280,000	185,706
PepsiCo, Inc.	1,715,000	162,171
Kerry Group PLC, Class A2	2,000,000	137,992
CVS/Caremark Corp.	1,090,000	104,978
Nu Skin Enterprises, Inc., Class A	2,000,000	87,400
Sprouts Farmers Market, Inc.[1]	2,530,000	85,969
Walgreens Boots Alliance, Inc.	875,000	66,675
Herbalife Ltd.	1,704,594	64,263
Glanbia PLC[2]	3,314,077	50,886
Diageo PLC[2]	1,724,726	49,467
TreeHouse Foods, Inc.[1]	472,766	40,436
Raia Drogasil SA, ordinary nominative	4,000,000	38,146
Procter & Gamble Co.	315,000	28,693
		1,665,665
Materials 2.17%
Potash Corp. of Saskatchewan Inc.	4,000,000	141,280
James Hardie Industries PLC (CDI)[2]	11,204,855	119,307
Nucor Corp.	1,250,000	61,313
HudBay Minerals Inc.	5,617,200	48,929
First Quantum Minerals Ltd.	3,429,400	48,734
Mosaic Co.	660,000	30,129
American Funds Insurance Series — Growth Fund — Page 17 of 147

Common stocks Materials (continued)	Shares	Value (000)
FMC Corp.	397,400	$22,664
Dow Chemical Co.	475,000	21,665
		494,021
Telecommunication services 0.19%
Orange[2]	1,589,000	27,023
T-Mobile US, Inc.[1]	650,000	17,511
		44,534
Utilities 0.17%
Exelon Corp.	1,025,000	38,007
KGen Power Corp.[1,2,4,5]	3,166,128	886
		38,893
Miscellaneous 0.82%
Other common stocks in initial period of acquisition		186,562
Total common stocks (cost: $14,434,935,000)		21,739,196
Preferred securities 0.00% Miscellaneous 0.00%
Other preferred securities in initial period of acquisition		827
Total preferred securities (cost: $2,353,000)		827
Rights & warrants 0.08% Energy 0.08%
Kinder Morgan, Inc., warrants, expire 2017[1]	4,088,400	17,417
Total rights & warrants (cost: $17,736,000)		17,417
Short-term securities 4.47%	Principal amount (000)
Apple Inc. 0.11% due 1/9/2015[3]	$ 18,500	18,500
Caterpillar Financial Services Corp. 0.12% due 2/19/2015	50,000	49,989
Chariot Funding, LLC 0.17%–0.20% due 4/27/2015–4/29/2015[3]	54,000	53,965
Coca-Cola Co. 0.25% due 7/13/2015[3]	55,000	54,935
Fannie Mae 0.06%–0.10% due 4/6/2015–8/3/2015	90,000	89,959
Federal Farm Credit Banks 0.08%–0.12% due 5/20/2015–7/28/2015	138,600	138,530
Federal Home Loan Bank 0.05%–0.17% due 1/16/2015–8/18/2015	430,381	430,249
Freddie Mac 0.06%–0.11% due 2/5/2015–4/14/2015	62,900	62,896
General Electric Co. 0.10% due 1/2/2015	7,050	7,050
Google Inc. 0.09%–0.15% due 2/25/2015–3/24/2015[3]	38,400	38,392
Intel Corp. 0.14% due 1/14/2015	25,000	24,999
Jupiter Securitization Co., LLC 0.21% due 5/26/2015[3]	25,000	24,975
Private Export Funding Corp. 0.26% due 2/6/2015[3]	7,000	6,999
Regents of the University of California 0.12% due 2/23/2015	15,000	14,997
Total short-term securities (cost: $1,016,410,000)		1,016,435
Total investment securities 100.05% (cost: $15,471,434,000)		22,773,875
Other assets less liabilities (0.05)%		(10,910)
Net assets 100.00%		$22,762,965
American Funds Insurance Series — Growth Fund — Page 18 of 147

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,832,419,000, which represented 8.05% of the net assets of the fund. This amount includes $1,809,130,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $207,006,000, which represented .91% of the net assets of the fund.
[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Laricina Energy Ltd.	6/21/2011	$61,323	$13,163.06%
KGen Power Corp.	12/19/2006	—	886.00
Africa Oil Corp.	11/24/2014	801	189.00
Total private placement securities		$62,124	$14,238.06%

Key to abbreviations
ADR = American Depositary Receipts
CDI = CREST Depository Interest
SEK = Swedish kronor
American Funds Insurance Series — Growth Fund — Page 19 of 147

International FundSM
Investment portfolio
December 31, 2014
Common stocks 92.68% Financials 19.59%	Shares	Value (000)
AIA Group Ltd.[1]	34,668,700	$190,902
Axis Bank Ltd.[1]	22,781,004	179,974
Barclays PLC[1]	37,251,875	140,048
Prudential PLC[1]	4,688,265	107,887
HDFC Bank Ltd.[1]	5,164,608	77,452
Credit Suisse Group AG1	2,879,624	72,189
Sun Hung Kai Properties Ltd.[1]	4,412,783	66,728
UniCredit SpA[1]	10,059,241	64,113
Housing Development Finance Corp. Ltd.[1]	3,333,000	59,628
Henderson Land Development Co. Ltd.[1]	8,419,450	58,443
BNP Paribas SA1	966,046	56,769
Commerzbank AG, non-registered shares[1,2]	4,267,872	56,697
ICICI Bank Ltd.[1]	5,810,450	32,272
China Overseas Land & Investment Ltd.[1]	9,866,000	29,117
UBS Group AG1,2	1,563,651	26,879
Sberbank of Russia (ADR)[1]	6,554,000	26,336
Cheung Kong (Holdings) Ltd.[1]	1,450,000	24,195
HSBC Holdings PLC (HKD denominated)[1]	2,522,795	24,001
Assicurazioni Generali SpA[1]	1,100,000	22,479
Siam Commercial Bank PCL[1]	3,945,100	21,796
AEON Financial Service Co., Ltd.[1]	975,000	19,060
ING Groep NV, depository receipts[1,2]	1,183,000	15,317
Bankia, SA1,2	10,320,309	15,300
Investor AB, Class B1	407,632	14,772
Société Générale[1]	350,575	14,732
Link Real Estate Investment Trust[1]	2,063,732	12,882
RSA Insurance Group PLC[1,2]	1,787,250	12,028
AXA SA1	497,312	11,486
Bank of the Philippine Islands[1]	5,405,000	11,309
Svenska Handelsbanken AB, Class A1	230,000	10,739
Bank of Ireland[1,2]	22,000,000	8,193
Sumitomo Mitsui Financial Group, Inc.[1]	212,400	7,675
Industrial and Commercial Bank of China Ltd., Class H1	9,119,950	6,625
Eurobank Ergasias SA1,2	29,325,523	6,517
Mizuho Financial Group, Inc.[1]	1,990,200	3,344
Shinsei Bank, Ltd.[1]	1,855,000	3,239
		1,511,123
Consumer discretionary 15.11%
Volkswagen AG, nonvoting preferred[1]	492,162	109,935
Numericable Group SA, non-registered shares[1,2]	2,011,856	99,205
Sands China Ltd.[1]	16,642,000	80,943
Altice SA1,2	1,014,127	80,027
Toyota Motor Corp.[1]	876,200	54,640
Melco Crown Entertainment Ltd. (ADR)	1,985,000	50,419
Daimler AG1	592,000	49,391
American Funds Insurance Series — International Fund — Page 20 of 147

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Li & Fung Ltd.[1]	50,242,000	$46,986
H & M Hennes & Mauritz AB, Class B1	1,132,000	46,957
Galaxy Entertainment Group Ltd.[1]	8,363,000	46,554
Mahindra & Mahindra Ltd.[1]	2,262,000	44,038
Techtronic Industries Co. Ltd.[1]	13,116,000	42,033
Kering SA1	187,233	35,997
Tata Motors Ltd.[1]	4,025,000	31,391
PT Astra International Tbk[1]	49,710,000	29,506
Shangri-La Asia Ltd.[1]	20,660,571	28,430
adidas AG1	395,408	27,559
Renault SA1	354,148	25,880
PT Surya Citra Media Tbk[1]	88,000,000	24,887
Cie. Générale des Établissements Michelin[1]	273,934	24,835
Genting Singapore PLC[1]	22,971,000	18,612
Hyundai Mobis Co., Ltd.[1]	85,000	18,091
Liberty Global PLC, Class A2	206,300	10,357
Liberty Global PLC, Class C2	144,900	7,000
Porsche Automobil Holding SE, nonvoting preferred[1]	212,300	17,250
Global Brands Group Holding Ltd.[1,2]	73,060,000	14,281
SEGA SAMMY HOLDINGS INC.[1]	1,020,000	13,086
Nissan Motor Co., Ltd.[1]	1,471,000	12,813
Hermès International[1]	33,622	11,989
Industria de Diseño Textil, SA1	417,500	11,963
Kia Motors Corp.[1]	230,000	10,867
Hyundai Motor Co.[1]	70,000	10,627
Kingfisher PLC[1]	1,896,000	9,991
Panasonic Corp.[1]	840,500	9,875
Bajaj Auto Ltd.[1]	181,000	6,950
Daily Mail and General Trust PLC, Class A, nonvoting[1]	135,000	1,733
		1,165,098
Health care 14.05%
Novartis AG1	3,642,900	335,028
Bayer AG1	1,819,055	248,682
Novo Nordisk A/S, Class B1	2,309,340	97,712
Grifols, SA, Class B, non-registered shares[1]	1,735,509	58,951
Grifols, SA, Class A, non-registered shares[1]	440,500	17,535
Grifols, SA, Class B (ADR)	396,845	13,489
Fresenius SE & Co. KGaA[1]	1,381,806	72,158
UCB SA1	900,000	68,301
Merck KGaA[1]	620,000	58,817
Fresenius Medical Care AG & Co. KGaA[1]	537,000	40,190
Teva Pharmaceutical Industries Ltd. (ADR)	635,000	36,519
Dr. Reddy’s Laboratories Ltd.[1]	400,000	20,577
Sonic Healthcare Ltd.[1]	681,000	10,227
Pharmstandard OJSC (GDR)[1,2]	705,600	4,246
Lupin Ltd.[1]	43,311	980
		1,083,412
Information technology 11.49%
Baidu, Inc., Class A (ADR)[2]	790,000	180,096
Samsung Electronics Co. Ltd.[1]	137,640	165,450
Murata Manufacturing Co., Ltd.[1]	757,100	82,701
ASML Holding NV1	617,834	66,192
Tencent Holdings Ltd.[1]	4,262,500	61,160
American Funds Insurance Series — International Fund — Page 21 of 147

Common stocks Information technology (continued)	Shares	Value (000)
Gemalto NV1	709,453	$57,952
MediaTek Inc.[1]	3,463,000	50,414
Nintendo Co., Ltd.[1]	476,100	49,620
NetEase, Inc. (ADR)	451,673	44,779
Alibaba Group Holding Ltd. (ADR)[2]	256,600	26,671
Samsung SDI Co., Ltd.[1]	254,899	26,501
Infineon Technologies AG1	1,508,440	16,172
Yandex NV, Class A2	852,600	15,313
Delta Electronics, Inc.[1]	2,269,623	13,486
Tech Mahindra Ltd.[1]	320,212	13,134
Keyence Corp.[1]	22,100	9,789
Mail.Ru Group Ltd. (GDR)[1,2]	400,000	6,460
		885,890
Industrials 11.01%
Ryanair Holdings PLC (ADR)[2]	1,654,800	117,937
SMC Corp.[1]	440,100	114,605
Jardine Matheson Holdings Ltd.[1]	1,217,600	74,092
Legrand SA1	1,180,000	61,772
Airbus Group NV1	1,140,514	56,646
KONE Oyj, Class B1	1,211,900	55,042
Schneider Electric SE1	647,950	47,081
Bureau Veritas SA1	1,941,096	42,863
Babcock International Group PLC[1]	2,374,615	38,851
easyJet PLC[1]	1,282,446	33,102
Hutchison Whampoa Ltd.[1]	2,779,000	31,816
Rolls-Royce Holdings PLC[1,2]	2,033,986	27,400
ASSA ABLOY AB, Class B1	498,000	26,318
Komatsu Ltd.[1]	1,008,000	22,347
China State Construction International Holdings Ltd.[1]	13,878,000	19,392
Groupe Eurotunnel SA1	1,288,727	16,636
Siemens AG1	143,300	16,252
DP World Ltd.	550,859	11,568
ITOCHU Corp.[1]	800,000	8,553
Rexel SA1	440,277	7,862
SGS SA1	3,700	7,544
VINCI, SA1	110,441	6,043
Andritz AG1	93,000	5,111
		848,833
Consumer staples 5.79%
Nestlé SA1	1,836,700	134,633
Pernod Ricard SA1	840,200	93,159
Associated British Foods PLC[1]	1,443,588	70,138
British American Tobacco PLC[1]	612,000	33,252
ITC Ltd.[1]	3,035,000	17,670
Japan Tobacco Inc.[1]	570,000	15,651
Danone SA1	226,867	14,925
PT Indofood Sukses Makmur Tbk[1]	24,400,000	13,302
Reckitt Benckiser Group PLC[1]	147,500	11,899
SABMiller PLC[1]	217,400	11,251
Orion Corp.[1]	10,790	9,924
Hypermarcas SA, ordinary nominative[2]	1,280,000	8,017
American Funds Insurance Series — International Fund — Page 22 of 147

Common stocks Consumer staples (continued)	Shares	Value (000)
Alimentation Couche-Tard Inc., Class B	184,500	$7,732
Treasury Wine Estates Ltd.[1]	1,341,000	5,217
		446,770
Materials 3.98%
Syngenta AG1	189,900	60,977
Rio Tinto PLC[1]	1,062,000	48,929
BASF SE1	421,000	35,589
Grasim Industries Ltd.[1]	502,785	26,921
Grasim Industries Ltd. (GDR)[1]	131,304	7,030
Linde AG1	181,100	33,779
Anhui Conch Cement Co. Ltd., Class H1	6,195,000	23,103
ArcelorMittal[1]	1,846,400	19,999
Fortescue Metals Group Ltd.[1]	6,495,000	14,313
Amcor Ltd.[1]	1,240,000	13,646
First Quantum Minerals Ltd.	630,000	8,953
Givaudan SA1	4,632	8,282
Akzo Nobel NV1	73,350	5,086
		306,607
Utilities 3.46%
Power Grid Corp. of India Ltd.[1]	68,214,040	148,711
ENN Energy Holdings Ltd.[1]	9,758,000	55,182
SSE PLC[1]	1,439,741	36,144
GDF SUEZ[1]	605,515	14,142
PT Perusahaan Gas Negara (Persero) Tbk[1]	25,650,000	12,355
		266,534
Telecommunication services 2.96%
SoftBank Corp.[1]	2,175,700	129,481
MTN Group Ltd.[1]	2,712,400	51,473
China Telecom Corp. Ltd., Class H1	32,600,000	19,158
TIM Participações SA, ordinary nominative	2,344,000	10,388
China Unicom (Hong Kong) Ltd.[1]	7,450,000	9,997
Intouch Holdings PCL[1]	3,391,000	8,073
Bayan Telecommunications Holdings Corp., Class A1,2,3	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,2,3	14,199	—
		228,570
Energy 2.79%
Royal Dutch Shell PLC, Class B1	1,730,000	59,432
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	461,000	15,281
BG Group PLC[1]	2,926,700	38,957
Canadian Natural Resources, Ltd.	965,700	29,857
BP PLC[1]	4,373,437	27,770
INPEX CORP.[1]	1,898,000	21,059
Suncor Energy Inc.	261,000	8,290
Gazprom OJSC (ADR)[1]	1,713,500	7,925
Eni SpA[1]	397,035	6,934
		215,505
Miscellaneous 2.45%
Other common stocks in initial period of acquisition		188,732
Total common stocks (cost: $5,674,301,000)		7,147,074
American Funds Insurance Series — International Fund — Page 23 of 147

Bonds, notes & other debt instruments 0.62% U.S. Treasury bonds & notes 0.55% U.S. Treasury 0.55%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2015	$28,200	$28,222
U.S. Treasury 0.375% 2015	14,100	14,114
Total U.S. Treasury bonds & notes		42,336
Bonds & notes of governments outside the U.S. 0.07%
Argentina (Republic of) 7.00% 2015	6,110	5,954
Total bonds, notes & other debt instruments (cost: $48,208,000)		48,290
Short-term securities 6.38%
American Honda Finance Corp. 0.11% due 2/9/2015	51,600	51,592
Bank of Nova Scotia 0.17%–0.18% due 1/13/2015–1/26/2015[4]	91,600	91,595
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.16%–0.21% due 1/6/2015–1/22/2015[4]	27,500	27,499
Canadian Imperial Holdings Inc. 0.20% due 1/26/2015	25,000	24,997
Fannie Mae 0.09% due 1/7/2015	9,600	9,600
Federal Home Loan Bank 0.09%–0.10% due 2/18/2015–4/17/2015	65,600	65,596
General Electric Co. 0.10% due 1/2/2015	14,800	14,800
GlaxoSmithKline Finance PLC 0.16% due 1/22/2015[4]	10,700	10,699
Mizuho Funding LLC 0.19%–0.21% due 1/5/2015–2/17/2015[4]	73,500	73,487
Nordea Bank AB 0.19% due 4/1/2015[4]	40,000	39,983
Old Line Funding, LLC 0.17%–0.24% due 1/26/2015–6/5/2015[4]	50,300	50,272
Svenska Handelsbanken Inc. 0.19% due 2/2/2015[4]	19,100	19,098
Toronto-Dominion Holdings USA Inc. 0.12% due 1/16/2015[4]	12,700	12,699
Total short-term securities (cost: $491,905,000)		491,917
Total investment securities 99.68% (cost: $6,214,414,000)		7,687,281
Other assets less liabilities 0.32%		24,573
Net assets 100.00%		$7,711,854
American Funds Insurance Series — International Fund — Page 24 of 147

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $6,549,203,000, which represented 84.92% of the net assets of the fund. This amount includes $6,542,173,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $303,632,000, which represented 3.94% of the net assets of the fund.

Private placement securities	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
Bayan Telecommunications Holdings Corp., Class A	2/11/1998-8/31/1998	$104	$—	.00%
Bayan Telecommunications Holdings Corp., Class B	2/11/1998-8/31/1998	34	—	.00
Total private placement securities		$138	$—	.00%

Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
GBP = British pounds
HKD = Hong Kong dollars
American Funds Insurance Series — International Fund — Page 25 of 147

New World Fund®
Investment portfolio
December 31, 2014
Common stocks 75.75% Information technology 13.41%	Shares	Value (000)
Alcatel-Lucent[1,2]	16,426,961	$58,319
Baidu, Inc., Class A (ADR)[1]	184,700	42,106
Google Inc., Class A1	37,400	19,847
Google Inc., Class C1	37,400	19,687
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	5,322,000	23,485
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	540,000	12,085
Murata Manufacturing Co., Ltd.[2]	301,000	32,879
Infosys Ltd.[2]	798,222	24,826
Cognizant Technology Solutions Corp., Class A1	435,000	22,907
AAC Technologies Holdings Inc.[2]	3,139,500	16,684
Mail.Ru Group Ltd. (GDR)[1,2]	737,359	11,908
Hexagon AB, Class B2	357,000	11,040
ASM Pacific Technology Ltd.[2]	1,141,800	10,855
Tencent Holdings Ltd.[2]	566,500	8,128
MasterCard Inc., Class A	90,000	7,754
Yandex NV, Class A1	299,214	5,374
EPAM Systems, Inc.[1]	90,500	4,321
Wirecard AG2	96,000	4,235
STMicroelectronics NV2	500,147	3,730
TDK Corp.[2]	59,000	3,476
OMRON Corp.[2]	55,000	2,465
		346,111
Financials 12.85%
ICICI Bank Ltd.[2]	5,603,830	31,125
ICICI Bank Ltd. (ADR)	1,000,000	11,550
AEON Financial Service Co., Ltd.[2]	1,740,000	34,016
Citigroup Inc.	560,000	30,302
Fibra Uno Administración, SA de CV	9,301,578	27,412
Housing Development Finance Corp. Ltd.[2]	1,353,000	24,205
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,230,000	23,103
American Tower Corp.	225,000	22,241
HDFC Bank Ltd. (ADR)	208,400	10,576
HDFC Bank Ltd.[2]	390,000	5,849
Kotak Mahindra Bank Ltd.[2]	823,886	16,404
Eurobank Ergasias SA1,2	58,050,000	12,900
Agricultural Bank of China, Class H2	24,315,000	12,212
Bangkok Bank PCL, nonvoting depository receipt[2]	1,800,000	10,566
IDFC Ltd.[2]	3,300,000	8,151
AIA Group Ltd.[2]	1,391,600	7,663
Banco Santander, SA1,2	872,813	7,298
Sberbank of Russia (ADR)[2]	1,150,000	4,621
Sberbank of Russia (ADR)	682,500	2,643
Piraeus Bank SA1,2	6,600,000	7,261
ACE Ltd.	54,000	6,204
Ping An Insurance (Group) Co. of China, Ltd., Class H2	538,000	5,439
American Funds Insurance Series — New World Fund — Page 26 of 147

Common stocks Financials (continued)	Shares	Value (000)
Prudential PLC[2]	181,320	$4,173
Metropolitan Bank & Trust Co.[2]	1,842,750	3,397
Banco Industrial e Comercial SA, preferred nominative	512,900	1,100
MMI Holdings Ltd.[2]	323,208	838
FirstRand Ltd.[2]	132,000	572
Ayala Land, Inc., preference shares[1,2]	15,000,000	34
China Construction Bank Corp., Class H2	535	—
		331,855
Consumer discretionary 12.33%
Naspers Ltd., Class N2	309,919	39,901
Domino’s Pizza, Inc.	418,000	39,363
Ctrip.com International, Ltd. (ADR)[1]	718,500	32,692
Maruti Suzuki India Ltd.[2]	519,500	27,311
Toyota Motor Corp.[2]	398,900	24,876
Arcos Dorados Holdings Inc., Class A	4,289,656	23,207
Zee Entertainment Enterprises Ltd.[2]	3,832,000	23,011
Melco International Development Ltd.[2]	8,155,000	17,854
Kroton Educacional SA, ordinary nominative	2,740,000	15,977
NIKE, Inc., Class B	117,000	11,250
Hyundai Mobis Co., Ltd.[2]	35,976	7,657
Hero MotoCorp Ltd.[2]	150,000	7,385
Nokian Renkaat Oyj[2]	300,000	7,348
JD.com, Inc., Class A (ADR)[1]	313,510	7,255
L’Occitane International SA2	2,715,000	6,832
Publicis Groupe SA2	89,807	6,432
Industria de Diseño Textil, SA2	180,000	5,157
Swatch Group Ltd, non-registered shares[2]	8,450	3,752
Swatch Group Ltd[2]	11,600	1,003
Dufry AG1,2	27,528	4,081
Mr Price Group Ltd.[2]	156,420	3,160
Wynn Macau, Ltd.[2]	997,000	2,779
		318,283
Consumer staples 8.80%
LT Group, Inc.[2]	104,395,900	28,302
Pernod Ricard SA2	208,900	23,162
Lenta Ltd. (GDR)[1,2]	3,267,900	22,088
ITC Ltd.[2]	3,715,000	21,630
Nestlé SA2	293,696	21,528
Magnit OJSC (GDR)[2]	388,100	17,501
Coca-Cola Co.	405,000	17,099
British American Tobacco PLC[2]	293,000	15,920
United Breweries Ltd.[2]	874,904	11,500
Grupo Nutresa SA	827,458	9,958
Kimberly-Clark de México, SAB de CV, Class A	3,900,000	8,483
Unilever NV, depository receipts[2]	200,000	7,857
Shoprite Holdings Ltd.[2]	450,000	6,514
Procter & Gamble Co.	60,000	5,465
PepsiCo, Inc.	50,000	4,728
SABMiller PLC[2]	63,500	3,286
Coca-Cola Icecek AS, Class C2	100,000	2,162
		227,183
American Funds Insurance Series — New World Fund — Page 27 of 147

Common stocks Health care 6.84%	Shares	Value (000)
Novo Nordisk A/S, Class B2	1,035,600	$43,818
Novartis AG2	280,500	25,797
Novartis AG (ADR)	134,000	12,416
Krka, dd, Novo mesto[2]	232,246	16,756
Merck & Co., Inc.	260,000	14,766
Cochlear Ltd.[2]	225,000	14,201
Teva Pharmaceutical Industries Ltd. (ADR)	200,000	11,502
AstraZeneca PLC[2]	128,000	9,004
Thermo Fisher Scientific Inc.	52,000	6,515
Grifols, SA, Class B (ADR)	97,473	3,313
Grifols, SA, Class A, non-registered shares[2]	73,576	2,929
PerkinElmer, Inc.	140,000	6,122
Hikma Pharmaceuticals PLC[2]	170,000	5,213
PT Kalbe Farma Tbk[2]	27,870,000	4,119
		176,471
Energy 6.70%
Reliance Industries Ltd.[2]	3,042,302	42,796
Royal Dutch Shell PLC, Class B2	600,000	20,612
Royal Dutch Shell PLC, Class B (ADR)	95,000	6,608
InterOil Corp.[1]	518,000	25,273
Oil Search Ltd.[2]	2,716,613	17,551
Galp Energia, SGPS, SA, Class B2	1,426,775	14,435
Pacific Rubiales Energy Corp.	1,770,600	10,958
Oil and Gas Development Co. Ltd.[2]	4,000,000	8,171
Cobalt International Energy, Inc.[1]	869,800	7,732
Noble Energy, Inc.	134,000	6,356
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	700,000	5,110
Africa Oil Corp.[1]	1,453,099	3,014
Africa Oil Corp.[1,2]	71,775	156
China Petroleum & Chemical Corp., Class H2	3,510,000	2,842
Oceaneering International, Inc.	21,000	1,235
African Petroleum Corp. Ltd.[1,2]	4,979,942	163
		173,012
Industrials 4.12%
Cummins Inc.	198,000	28,546
Airbus Group NV2	431,929	21,453
ASSA ABLOY AB, Class B2	330,886	17,486
Chart Industries, Inc.[1]	437,500	14,962
United Technologies Corp.	63,000	7,245
Rolls-Royce Holdings PLC[1,2]	480,000	6,466
Toshiba Corp.[2]	1,000,000	4,234
Spirax-Sarco Engineering PLC[2]	87,600	3,893
CIMC Enric Holdings Ltd.[2]	2,728,000	2,158
		106,443
Telecommunication services 2.76%
Reliance Communications Ltd.[1,2]	23,578,631	29,696
Globe Telecom, Inc.[2]	441,000	16,935
SoftBank Corp.[2]	282,200	16,794
China Telecom Corp. Ltd., Class H2	5,947,000	3,495
American Funds Insurance Series — New World Fund — Page 28 of 147

Common stocks Telecommunication services (continued)	Shares	Value (000)
Hellenic Telecommunications Organization SA1,2	247,500	$2,701
MegaFon OJSC (GDR)[2]	122,500	1,680
		71,301
Materials 1.92%
First Quantum Minerals Ltd.	1,297,000	18,431
Tianhe Chemicals Group Ltd.[1,2]	81,100,000	12,117
Holcim Ltd[2]	92,000	6,533
L’Air Liquide SA, bonus shares[2]	45,000	5,553
Glencore PLC[2]	850,000	3,913
Anhui Conch Cement Co. Ltd., Class H2	808,000	3,013
		49,560
Utilities 1.57%
Power Grid Corp. of India Ltd.[2]	7,459,630	16,262
Cheung Kong Infrastructure Holdings Ltd.[2]	1,020,000	7,517
China Resources Gas Group Ltd.[2]	2,400,000	6,208
Infraestructura Energética Nova, SAB de CV	1,139,700	5,701
ENN Energy Holdings Ltd.[2]	848,000	4,796
		40,484
Miscellaneous 4.45%
Other common stocks in initial period of acquisition		114,856
Total common stocks (cost: $1,833,406,000)		1,955,559
Preferred securities 0.04% Consumer discretionary 0.04%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	80,472,000	1,083
Total preferred securities (cost: $570,000)		1,083
Bonds, notes & other debt instruments 7.38% Bonds & notes of governments & government agencies outside the U.S. 5.79%	Principal amount (000)
Argentina (Republic of) 7.00% 2017	$7,395	7,041
Brazil (Federal Republic of) 10.00% 2017	BRL3,100	1,107
Brazil (Federal Republic of) 6.00% 2020[3]	2,925	1,079
Brazil (Federal Republic of) 10.00% 2023	3,010	999
Brazil (Federal Republic of) 10.00% 2025	1,990	652
Brazil (Federal Republic of) 6.00% 2045[3]	2,034	742
Colombia (Republic of), Series B, 5.00% 2018	COP4,541,700	1,862
Colombia (Republic of), Series B, 10.00% 2024	2,570,000	1,292
Colombia (Republic of), Series B, 6.00% 2028	8,470,300	3,110
Colombia (Republic of) Global 4.375% 2021	$1,100	1,166
Colombia (Republic of) Global 4.00% 2024	400	410
Colombia (Republic of) Global 6.125% 2041	1,100	1,325
Colombia (Republic of) Global 5.625% 2044	200	226
Croatian Government 6.75% 2019[4]	1,650	1,815
Croatian Government 6.625% 2020	880	969
Croatian Government 6.375% 2021[4]	1,000	1,098
Croatian Government 5.50% 2023[4]	200	208
Dominican Republic 9.04% 2018[4,5]	65	69
Dominican Republic 7.50% 2021[4,5]	1,000	1,101
American Funds Insurance Series — New World Fund — Page 29 of 147

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 7.50% 2021[5]	$250	$275
Dominican Republic 8.625% 2027[4,5]	1,150	1,357
Dominican Republic 7.45% 2044[4]	3,525	3,872
Ghana (Republic of) 8.50% 2017	200	201
Ghana (Republic of) 8.125% 2026[4,5]	975	904
Greek Government 2.00%/3.00% 2023[6]	€105	81
Greek Government 2.00%/3.00% 2024[6]	105	80
Greek Government 2.00%/3.00% 2025[6]	105	76
Greek Government 2.00%/3.00% 2026[6]	105	73
Greek Government 2.00%/3.00% 2027[6]	105	71
Greek Government 2.00%/3.00% 2028[6]	105	69
Greek Government 2.00%/3.00% 2029[6]	190	123
Greek Government 2.00%/3.00% 2030[6]	190	122
Greek Government 2.00%/3.00% 2031[6]	190	121
Greek Government 2.00%/3.00% 2032[6]	190	119
Greek Government 2.00%/3.00% 2033[6]	190	119
Greek Government 2.00%/3.00% 2034[6]	190	118
Greek Government 2.00%/3.00% 2035[6]	190	117
Greek Government 2.00%/3.00% 2036[6]	260	159
Greek Government 2.00%/3.00% 2037[6]	260	157
Greek Government 2.00%/3.00% 2038[6]	260	158
Greek Government 2.00%/3.00% 2039[6]	260	159
Greek Government 2.00%/3.00% 2040[6]	260	159
Greek Government 2.00%/3.00% 2041[6]	260	159
Greek Government 2.00%/3.00% 2042[6]	260	160
Hungarian Government 4.00% 2019	$200	206
Hungarian Government 6.25% 2020	2,925	3,302
Hungarian Government 6.375% 2021	1,550	1,780
Hungarian Government 5.375% 2023	640	697
Hungarian Government, Series 23A, 6.00% 2023	HUF155,840	708
Hungarian Government 5.375% 2024	$200	217
Hungarian Government, Series 25B, 5.50% 2025	HUF269,160	1,191
India (Republic of) 7.28% 2019	INR200,000	3,108
India (Republic of) 8.83% 2023	110,000	1,835
India (Republic of) 8.60% 2028	40,000	674
Indonesia (Republic of) 5.875% 2020	$3,650	4,061
Indonesia (Republic of) 4.875% 2021[4]	3,000	3,184
Indonesia (Republic of) 4.875% 2021	605	642
Indonesia (Republic of) 8.25% 2021	IDR15,000,000	1,245
Indonesia (Republic of) 5.25% 2042	$1,100	1,115
Indonesia (Republic of) 4.625% 2043	500	466
Indonesia (Republic of) 6.75% 2044	1,745	2,164
Indonesia (Republic of) 6.75% 2044[4]	500	620
Kenya (Republic of) 6.875% 2024[4]	4,050	4,263
Kenya (Republic of) 6.875% 2024	1,000	1,053
Morocco Government 4.25% 2022	600	605
Morocco Government 4.25% 2022[4]	250	252
Morocco Government 5.50% 2042	2,300	2,398
Nigeria (Republic of) 5.125% 2018[4]	475	472
Nigeria (Republic of) 6.75% 2021[4]	910	935
Nigeria (Republic of) 6.375% 2023	2,200	2,172
Nigeria (Republic of) 6.375% 2023[4]	235	232
Panama (Republic of) Global 8.875% 2027	300	437
Panama (Republic of) Global 9.375% 2029	1,148	1,748
Panama (Republic of) Global 6.70% 2036[5]	859	1,115
American Funds Insurance Series — New World Fund — Page 30 of 147

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 8.75% 2033	$864	$1,350
Peru (Republic of) 6.55% 2037[5]	782	1,019
Perusahaan Penerbit SBSN 4.35% 2024[4]	500	504
Philippines (Republic of) 4.95% 2021	PHP129,000	3,035
Philippines (Republic of) 5.50% 2026	$1,000	1,188
Philippines (Republic of) 7.75% 2031	2,235	3,227
Philippines (Republic of) 6.25% 2036	PHP50,000	1,258
Polish Government 5.00% 2022	$1,100	1,235
Polish Government, Series 102, 4.00% 2023	PLN3,800	1,210
Polish Government 4.00% 2024	$1,650	1,759
Russian Federation 6.20% 2018	RUB120,950	1,573
Russian Federation 7.50% 2030[5]	$2,260	2,349
Russian Federation 7.50% 2030[4,5]	2,231	2,319
Slovenia (Republic of) 4.75% 2018[4]	610	654
Slovenia (Republic of) 4.125% 2019[4]	200	210
Slovenia (Republic of) 5.85% 2023[4]	2,690	3,055
Slovenia (Republic of) 5.85% 2023	300	341
South Africa (Republic of) 5.50% 2020	200	220
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR21,325	1,836
South Africa (Republic of) 4.665% 2024	$950	988
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR29,800	2,009
Turkey (Republic of) 6.30% 2018	TRY1,200	495
Turkey (Republic of) 4.557% 2018[4]	$785	825
Turkey (Republic of) 3.50% 2019[3]	TRY542	253
Turkey (Republic of) 3.00% 2021[3]	1,362	632
Turkey (Republic of) 5.625% 2021	$2,500	2,759
Turkey (Republic of) 9.00% 2024	TRY700	324
Turkey (Republic of) 6.75% 2040	$2,000	2,477
Turkey (Republic of) 6.00% 2041	1,300	1,480
United Mexican States Government, Series M, 5.00% 2017	MXN10,000	695
United Mexican States Government, Series M10, 7.75% 2017	10,000	742
United Mexican States Government 2.50% 2020[3]	18,470	1,282
United Mexican States Government, Series M, 6.50% 2021	24,400	1,745
United Mexican States Government, Series M20, 10.00% 2024	23,500	2,090
United Mexican States Government Global 3.60% 2025	$1,650	1,652
United Mexican States Government 4.00% 2040[3]	MXN15,304	1,169
United Mexican States Government Global, Series A, 5.625% 2017	$1,152	1,253
United Mexican States Government Global, Series A, 5.125% 2020	3,210	3,547
United Mexican States Government Global, Series A, 3.625% 2022	2,100	2,150
United Mexican States Government Global, Series A, 4.00% 2023	3,800	3,947
United Mexican States Government Global, Series A, 6.05% 2040	1,280	1,572
United Mexican States Government Global 5.55% 2045	2,200	2,563
Uruguay (Republic of) 5.00% 2018[3]	UYU13,867	584
Uruguay (Republic of) 4.375% 2028[3,5]	13,204	545
Venezuela (Republic of) 9.25% 2027	$4,615	2,153
Venezuela (Republic of) 9.25% 2028	750	333
Zambia (Republic of) 5.375% 2022	1,450	1,345
Zambia (Republic of) 8.50% 2024[4]	1,200	1,316
		149,444
Corporate bonds & notes 0.92% Energy 0.41%
Ecopetrol SA 5.875% 2023	325	345
Ecopetrol SA 5.875% 2045	550	511
Gazprom OJSC 5.092% 2015[4]	1,275	1,253
American Funds Insurance Series — New World Fund — Page 31 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Gazprom OJSC 6.51% 2022[4]	$600	$540
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,800	2,088
Petróleos Mexicanos 5.50% 2021	845	919
Petróleos Mexicanos 4.875% 2022	1,435	1,506
Petróleos Mexicanos 3.50% 2023	420	403
Petróleos Mexicanos 6.50% 2041	500	576
Petróleos Mexicanos 5.50% 2044[4]	1,025	1,051
Petróleos Mexicanos 5.50% 2044	425	436
PTT Exploration & Production Ltd. 5.692% 2021[4]	400	445
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,5]	434	467
		10,540
Utilities 0.24%
AES Panamá, SA 6.35% 2016[4]	1,100	1,144
CEZ, a s 4.25% 2022[4]	945	1,009
Eskom Holdings Ltd. 5.75% 2021[4]	2,985	3,015
Eskom Holdings SOC Ltd. 5.75% 2021	1,000	1,010
		6,178
Financials 0.16%
Banco de Crédito del Perú 5.375% 2020[4]	100	109
Bank of India 3.625% 2018[4]	700	716
BBVA Bancomer SA 6.50% 2021[4]	1,075	1,169
HSBK (Europe) BV 7.25% 2021[4]	1,125	1,111
Magyar Export-Import Bank 4.00% 2020[4]	605	603
VEB Finance Ltd. 6.902% 2020	600	483
		4,191
Telecommunication services 0.08%
Digicel Group Ltd. 8.25% 2020[4]	600	585
Digicel Group Ltd. 6.00% 2021[4]	750	703
Digicel Group Ltd. 7.125% 2022[4]	800	746
		2,034
Industrials 0.02%
Brunswick Rail Finance Ltd. 6.50% 2017	850	374
Brunswick Rail Finance Ltd. 6.50% 2017[4]	550	242
		616
Consumer discretionary 0.01%
Grupo Televisa, SAB 7.25% 2043	MXN2,000	117
Total corporate bonds & notes		23,676
U.S. Treasury bonds & notes 0.67% U.S. Treasury 0.67%
U.S. Treasury 4.00% 2015	$17,200	17,281
Total U.S. Treasury bonds & notes		17,281
Total bonds, notes & other debt instruments (cost: $193,381,000)		190,401
American Funds Insurance Series — New World Fund — Page 32 of 147

Short-term securities 16.83%	Principal amount (000)	Value (000)
Abbott Laboratories 0.10% due 2/2/2015[4]	$10,000	$9,999
CAFCO, LLC 0.12% due 1/16/2015	25,000	24,999
Chevron Corp. 0.11%–0.14% due 2/9/2015–4/14/2015[4]	40,000	39,984
ExxonMobil Corp. 0.14% due 3/2/2015	5,000	4,999
Fannie Mae 0.05%–0.09% due 1/20/2015–5/4/2015	45,782	45,778
Federal Home Loan Bank 0.05%–0.11% due 1/16/2015–2/6/2015	109,600	109,598
General Electric Co. 0.10% due 1/2/2015	9,400	9,400
Intel Corp. 0.14% due 1/14/2015	20,000	19,999
KfW 0.11% due 1/16/2015[4]	12,600	12,599
Mitsubishi UFJ Trust and Banking Corp. 0.17% due 1/9/2015[4]	10,000	10,000
Nordea Bank AB 0.18% due 1/8/2015[4]	12,300	12,300
Province of Ontario 0.10% due 2/13/2015	40,000	39,996
Sumitomo Mitsui Banking Corp. 0.12% due 1/13/2015[4]	14,900	14,899
Svenska Handelsbanken Inc. 0.20% due 2/20/2015[4]	20,000	19,996
Victory Receivables Corp. 0.17%–0.19% due 1/16/2015–1/28/2015[4]	60,000	59,995
Total short-term securities (cost: $434,535,000)		434,541
Total investment securities 100.00% (cost: $2,461,892,000)		2,581,584
Other assets less liabilities (0.00)%		(106)
Net assets 100.00%		$2,581,478
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,265,473,000, which represented 49.02% of the net assets of the fund. This amount includes $1,259,886,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $223,945,000, which represented 8.68% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Step bond; coupon rate will increase at a later date.

Key to abbreviations and symbol
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
BRL = Brazilian reais
COP = Colombian pesos
€ = Euros
HUF = Hungarian forints
IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
PHP = Philippine pesos
PLN = Polish zloty
RUB = Russian rubles
TRY = Turkish lira
UYU = Uruguayan pesos
ZAR = South African rand
American Funds Insurance Series — New World Fund — Page 33 of 147

Blue Chip Income and Growth FundSM
Investment portfolio
December 31, 2014
Common stocks 96.20% Health care 16.59%	Shares	Value (000)
Amgen Inc.	2,694,600	$429,223
Gilead Sciences, Inc.[1]	3,197,735	301,418
AbbVie Inc.	1,664,800	108,944
Medtronic, Inc.	1,375,000	99,275
Teva Pharmaceutical Industries Ltd. (ADR)	1,202,000	69,127
Bristol-Myers Squibb Co.	1,125,000	66,409
Novartis AG (ADR)	708,500	65,650
Abbott Laboratories	850,000	38,267
Merck & Co., Inc.	500,000	28,395
		1,206,708
Industrials 15.00%
Precision Castparts Corp.	706,000	170,061
General Dynamics Corp.	1,060,900	146,001
CSX Corp.	3,372,000	122,168
United Parcel Service, Inc., Class B	850,000	94,494
Union Pacific Corp.	750,000	89,347
Cummins Inc.	473,100	68,207
Norfolk Southern Corp.	592,800	64,977
Illinois Tool Works Inc.	650,000	61,555
General Electric Co.	2,400,000	60,648
United Technologies Corp.	500,000	57,500
Rockwell Automation	450,000	50,040
Eaton Corp. PLC	600,000	40,776
PACCAR Inc	500,000	34,005
Waste Management, Inc.	600,000	30,792
		1,090,571
Information technology 13.49%
Apple Inc.	1,642,377	181,285
Western Union Co.	8,225,000	147,310
Texas Instruments Inc.	2,630,000	140,613
Cisco Systems, Inc.	5,015,000	139,492
Oracle Corp.	2,395,000	107,703
Google Inc., Class A1	66,760	35,427
Google Inc., Class C1	57,760	30,405
Microsoft Corp.	1,400,000	65,030
International Business Machines Corp.	330,000	52,945
Broadcom Corp., Class A	1,020,000	44,197
Intel Corp.	1,000,000	36,290
		980,697
Consumer staples 10.84%
Altria Group, Inc.	4,654,000	229,303
Philip Morris International Inc.	2,497,400	203,413
Kraft Foods Group, Inc.	1,076,666	67,464
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 34 of 147

Common stocks Consumer staples (continued)	Shares	Value (000)
Kimberly-Clark Corp.	500,000	$57,770
Mondelez International, Inc.	1,580,000	57,394
Coca-Cola Co.	1,250,000	52,775
ConAgra Foods, Inc.	1,200,000	43,536
Kellogg Co.	592,000	38,740
PepsiCo, Inc.	400,000	37,824
		788,219
Telecommunication services 8.90%
Verizon Communications Inc.	7,491,339	350,445
CenturyLink, Inc.	4,908,135	194,264
AT&T Inc.	3,060,000	102,785
		647,494
Consumer discretionary 7.99%
Johnson Controls, Inc.	3,546,000	171,414
General Motors Co.	3,625,000	126,549
Darden Restaurants, Inc.	2,045,000	119,898
Las Vegas Sands Corp.	1,234,000	71,769
Wynn Resorts, Ltd.	339,900	50,564
Royal Caribbean Cruises Ltd.	500,000	41,215
		581,409
Utilities 7.55%
Exelon Corp.	5,913,000	219,254
FirstEnergy Corp.	3,544,200	138,188
PG&E Corp.	2,413,000	128,468
Southern Co.	1,000,000	49,110
Xcel Energy Inc.	250,000	8,980
NextEra Energy, Inc.	50,000	5,315
		549,315
Energy 5.16%
Canadian Natural Resources, Ltd.	4,221,000	130,345
Cabot Oil & Gas Corp.	3,129,000	92,650
Royal Dutch Shell PLC, Class B (ADR)	750,000	52,170
Exxon Mobil Corp.	546,300	50,505
Kinder Morgan, Inc.	1,000,000	42,310
Baker Hughes Inc.	93,800	5,259
Chevron Corp.	20,000	2,244
		375,483
Materials 2.98%
Praxair, Inc.	688,000	89,137
Vale SA, Class A, preferred nominative (ADR)	7,002,000	50,835
Dow Chemical Co.	850,000	38,769
Celanese Corp., Series A	350,000	20,986
International Flavors & Fragrances Inc.	168,000	17,028
		216,755
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 35 of 147

Common stocks Financials 2.78%	Shares	Value (000)
JPMorgan Chase & Co.	1,870,000	$117,025
American International Group, Inc.	998,000	55,898
HSBC Holdings PLC (ADR)	618,749	29,223
		202,146
Miscellaneous 4.92%
Other common stocks in initial period of acquisition		357,685
Total common stocks (cost: $5,089,072,000)		6,996,482
Short-term securities 3.51%	Principal amount (000)
Abbott Laboratories 0.09% due 2/2/2015[2]	$ 25,000	24,998
CAFCO, LLC 0.12% due 1/16/2015	15,000	14,999
Coca-Cola Co. 0.11% due 1/22/2015[2]	15,000	14,999
Emerson Electric Co. 0.11% due 1/23/2015[2]	27,000	26,998
ExxonMobil Corp. 0.08% due 1/27/2015	24,100	24,098
Federal Farm Credit Banks 0.10% due 6/8/2015	25,100	25,088
Federal Home Loan Bank 0.11%–0.12% due 5/15/2015–5/22/2015	25,710	25,702
Freddie Mac 0.06%–0.10% due 2/5/2015–5/6/2015	54,100	54,093
General Electric Co. 0.10% due 1/2/2015	4,100	4,100
John Deere Capital Corp. 0.12% due 2/12/2015[2]	15,000	14,997
Jupiter Securitization Co., LLC 0.27% due 4/27/2015[2]	10,000	9,993
Kimberly-Clark Corp. 0.12% due 1/14/2015[2]	15,000	14,999
Total short-term securities (cost: $255,056,000)		255,064
Total investment securities 99.71% (cost: $5,344,128,000)		7,251,546
Other assets less liabilities 0.29%		21,338
Net assets 100.00%		$7,272,884
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $106,984,000, which represented 1.47% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 36 of 147

Global Growth and Income FundSM
Investment portfolio
December 31, 2014
Common stocks 95.00% Financials 21.91%	Shares	Value (000)
AXA SA1	1,834,360	$42,367
CME Group Inc., Class A	365,500	32,402
Wells Fargo & Co.	445,000	24,395
Banco Santander, SA1,2	2,746,403	22,965
ICICI Bank Ltd. (ADR)	1,575,000	18,191
Suncorp Group Ltd.[1]	1,495,191	17,038
Sun Hung Kai Properties Ltd.[1]	1,094,201	16,546
JPMorgan Chase & Co.	255,000	15,958
Oaktree Capital Group, LLC	285,000	14,772
Shinsei Bank, Ltd.[1]	8,060,000	14,071
McGraw Hill Financial, Inc.	145,500	12,947
Bankia, SA1,2	8,354,000	12,385
Ping An Insurance (Group) Co. of China, Ltd., Class H1	1,140,000	11,526
Iron Mountain Inc.	295,905	11,440
BNP Paribas SA1	194,031	11,402
Goldman Sachs Group, Inc.	55,200	10,699
W. R. Berkley Corp.	200,000	10,252
Sumitomo Mitsui Financial Group, Inc.[1]	280,000	10,117
Fairfax Financial Holdings Ltd. (CAD denominated)	19,000	9,956
Brookfield Property Partners LP	400,000	9,148
Blackstone Group LP	270,000	9,134
American Express Co.	92,000	8,560
Metropolitan Bank & Trust Co.[1]	4,200,000	7,743
KeyCorp	535,000	7,436
Howard Hughes Corp.[2]	54,000	7,043
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	678,997	7,034
AIA Group Ltd.[1]	1,220,000	6,718
HSBC Holdings PLC (GBP denominated)[1]	600,000	5,670
ORIX Corp.[1]	450,000	5,625
BM&FBOVESPA SA, ordinary nominative	1,250,000	4,632
Prudential PLC[1]	200,000	4,602
Deutsche Bank AG1	131,611	3,978
Tokyo Tatemono Co., Ltd.[1]	450,000	3,277
Macquarie International Infrastructure Fund Ltd.[1]	36,200,164	2,513
CenterState Banks, Inc.	60,945	726
		413,268
Consumer discretionary 12.38%
D.R. Horton, Inc.	1,000,000	25,290
Carnival Corp., units	475,000	21,532
Home Depot, Inc.	178,000	18,685
HUGO BOSS AG1	150,000	18,416
Amazon.com, Inc.[2]	49,400	15,331
Comcast Corp., Class A	255,000	14,792
Toll Brothers, Inc.[2]	400,000	13,708
Twenty-First Century Fox, Inc., Class A	335,000	12,866
American Funds Insurance Series — Global Growth and Income Fund — Page 37 of 147

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Toyota Motor Corp.[1]	156,000	$9,728
Zee Entertainment Enterprises Ltd.[1]	1,620,000	9,728
Don Quijote Holdings Co., Ltd.[1]	140,000	9,562
Daily Mail and General Trust PLC, Class A, nonvoting[1]	695,000	8,924
Carnival PLC[1]	165,000	7,450
Liberty Global PLC, Class C2	103,008	4,976
Liberty Global PLC, Class A2	41,312	2,074
ProSiebenSat.1 Media AG1	155,000	6,530
OPAP SA1	555,000	5,931
Maruti Suzuki India Ltd.[1]	110,000	5,783
Walt Disney Co.	60,000	5,651
GameStop Corp., Class A	165,000	5,577
SES SA, Class A (FDR)[1]	150,000	5,381
adidas AG1	40,700	2,837
Honda Motor Co., Ltd.[1]	95,000	2,763
		233,515
Information technology 11.99%
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	12,460,800	54,986
Microsoft Corp.	922,000	42,827
Cisco Systems, Inc.	920,000	25,590
Google Inc., Class C2	23,850	12,555
Google Inc., Class A2	18,400	9,764
ASM Pacific Technology Ltd.[1]	1,477,000	14,042
Avago Technologies Ltd.	125,000	12,573
TE Connectivity Ltd.	175,000	11,069
STMicroelectronics NV1	1,250,000	9,322
Alcatel-Lucent[1,2]	2,450,000	8,698
Halma PLC[1]	610,000	6,503
Nintendo Co., Ltd.[1]	60,000	6,253
Quanta Computer Inc.[1]	2,149,910	5,356
Wirecard AG1	110,000	4,852
Alibaba Group Holding Ltd. (ADR)[2]	17,000	1,767
		226,157
Industrials 11.95%
United Continental Holdings, Inc.[2]	500,000	33,445
Lockheed Martin Corp.	150,000	28,886
Geberit AG1	60,000	20,390
Meggitt PLC[1]	2,519,290	20,138
Abertis Infraestructuras, SA, Class A1	969,750	19,158
Masco Corp.	700,000	17,640
Airbus Group NV1	284,000	14,105
Rickmers Maritime[1,3]	54,840,000	11,584
Delta Air Lines, Inc.	220,000	10,822
Ryanair Holdings PLC (ADR)[2]	145,000	10,334
Wolseley PLC[1]	100,000	5,693
Caterpillar Inc.	60,000	5,492
United Technologies Corp.	42,000	4,830
Rolls-Royce Holdings PLC[1,2]	340,000	4,580
Cummins Inc.	30,000	4,325
Union Pacific Corp.	34,500	4,110
Randstad Holding NV1	83,817	4,031
American Funds Insurance Series — Global Growth and Income Fund — Page 38 of 147

Common stocks Industrials (continued)	Shares	Value (000)
Boeing Co.	30,000	$3,899
ASSA ABLOY AB, Class B1	36,000	1,902
		225,364
Health care 10.86%
Merck & Co., Inc.	1,233,900	70,073
Novartis AG1	349,000	32,097
Vertex Pharmaceuticals Inc.[2]	238,877	28,379
Pfizer Inc.	451,000	14,049
Novo Nordisk A/S, Class B1	197,500	8,356
Takeda Pharmaceutical Co. Ltd.[1]	200,000	8,299
UnitedHealth Group Inc.	75,000	7,582
Regeneron Pharmaceuticals, Inc.[2]	18,000	7,384
AstraZeneca PLC[1]	100,000	7,035
Medtronic, Inc.	86,000	6,209
Roche Holding AG1	20,000	5,421
Thermo Fisher Scientific Inc.	42,000	5,262
Boston Scientific Corp.[2]	355,000	4,704
		204,850
Telecommunication services 7.01%
Orange[1]	1,970,000	33,502
MTN Group Ltd.[1]	1,100,000	20,874
AT&T Inc.	525,000	17,635
TalkTalk Telecom Group PLC[1]	3,704,000	17,405
Globe Telecom, Inc.[1]	399,695	15,349
KDDI Corp.[1]	170,000	10,637
Verizon Communications Inc. (CDI)[1]	145,105	6,760
SoftBank Corp.[1]	106,000	6,308
TDC A/S1	508,958	3,879
		132,349
Consumer staples 6.15%
British American Tobacco PLC[1]	338,500	18,392
Philip Morris International Inc.	175,000	14,254
Procter & Gamble Co.	125,000	11,386
Alimentation Couche-Tard Inc., Class B	250,000	10,477
Imperial Tobacco Group PLC[1]	225,000	9,853
Walgreens Boots Alliance, Inc.	123,000	9,373
Unilever NV, depository receipts[1]	200,000	7,857
Associated British Foods PLC[1]	130,000	6,316
Nestlé SA1	79,700	5,842
PepsiCo, Inc.	60,000	5,674
Shiseido Co., Ltd.[1]	335,000	4,691
Seven & i Holdings Co., Ltd.[1]	120,000	4,329
LAWSON, INC.[1]	53,000	3,205
Booker Group PLC[1]	990,400	2,523
Avon Products, Inc.	190,000	1,784
		115,956
Materials 5.13%
Potash Corp. of Saskatchewan Inc.	841,000	29,704
Newmont Mining Corp.	1,000,000	18,900
Dow Chemical Co.	335,000	15,279
Nucor Corp.	150,000	7,358
American Funds Insurance Series — Global Growth and Income Fund — Page 39 of 147

Common stocks Materials (continued)	Shares	Value (000)
E.I. du Pont de Nemours and Co.	75,000	$5,546
Rio Tinto PLC[1]	113,000	5,206
Impala Platinum Holdings Ltd.[1,2]	685,648	4,468
Grasim Industries Ltd.[1]	70,000	3,748
Fletcher Building Ltd.[1]	550,000	3,547
Cliffs Natural Resources Inc.	431,000	3,077
		96,833
Utilities 4.24%
Exelon Corp.	500,000	18,540
EDP - Energias de Portugal, SA1	4,220,000	16,320
NRG Yield, Inc., Class A	337,800	15,924
ENN Energy Holdings Ltd.[1]	1,888,000	10,677
Power Assets Holdings Ltd.[1]	640,500	6,188
PG&E Corp.	90,500	4,818
National Grid PLC[1]	310,000	4,419
NextEra Energy Partners, LP, restricted-voting shares	94,100	3,176
		80,062
Energy 3.38%
Coal India Ltd.[1]	1,500,000	9,105
Royal Dutch Shell PLC, Class A (ADR)	130,000	8,703
Enbridge Inc.	156,578	8,051
ConocoPhillips	75,000	5,180
Oil Search Ltd.[1]	764,000	4,936
Peyto Exploration & Development Corp.	157,000	4,523
Noble Energy, Inc.	90,000	4,269
Crescent Point Energy Corp.	180,000	4,169
Chevron Corp.	36,800	4,128
Galp Energia, SGPS, SA, Class B1	355,000	3,592
BG Group PLC[1]	240,000	3,195
Plains GP Holdings, LP, Class A	96,200	2,470
PrairieSky Royalty Ltd.	53,900	1,420
		63,741
Total common stocks (cost: $1,482,814,000)		1,792,095
Preferred securities 0.02% Consumer discretionary 0.02%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	34,020,000	458
Total preferred securities (cost: $256,000)		458
Rights & warrants 0.01% Financials 0.01%
Sun Hung Kai Properties Ltd, warrants, expire 2016[2]	51,071	129
Total rights & warrants (cost: $0)		129
American Funds Insurance Series — Global Growth and Income Fund — Page 40 of 147

Convertible bonds 0.06% Consumer discretionary 0.06%	Principal amount (000)	Value (000)
MGM Resorts International 4.25% convertible notes 2015	$939	$1,111
Total convertible bonds (cost: $927,000)		1,111
Bonds, notes & other debt instruments 0.75% U.S. Treasury bonds & notes 0.38% U.S. Treasury 0.38%
U.S. Treasury 0.25% 2015	6,805	6,810
U.S. Treasury 0.25% 2015	400	400
Total U.S. Treasury bonds & notes		7,210
Corporate bonds & notes 0.37% Consumer discretionary 0.29%
Royal Caribbean Cruises Ltd. 11.875% 2015	5,100	5,381
Telecommunication services 0.08%
NII Capital Corp. 8.875% 2019[4]	575	204
NII Capital Corp. 11.375% 2019[4,5]	800	580
NII Capital Corp. 7.625% 2021[4]	3,625	689
		1,473
Total corporate bonds & notes		6,854
Total bonds, notes & other debt instruments (cost: $16,339,000)		14,064
Short-term securities 3.52%
Fannie Mae 0.15% due 7/1/2015	11,900	11,892
General Electric Co. 0.10% due 1/2/2015	10,000	10,000
Mitsubishi UFJ Trust and Banking Corp. 0.16% due 1/15/2015[5]	29,100	29,098
Mizuho Funding LLC 0.19% due 1/5/2015[5]	15,500	15,500
Total short-term securities (cost: $66,489,000)		66,490
Total investment securities 99.36% (cost: $1,566,825,000)		1,874,347
Other assets less liabilities 0.64%		12,004
Net assets 100.00%		$1,886,351

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, was $817,501,000, which represented 43.34% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $45,178,000, which represented 2.39% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts	GBP = British pounds
CDI = CREST Depository Interest	CAD = Canadian dollars
FDR = Fiduciary Depositary Receipts
American Funds Insurance Series — Global Growth and Income Fund — Page 41 of 147

Growth-Income FundSM
Investment portfolio
December 31, 2014
Common stocks 91.60% Health care 17.32%	Shares	Value (000)
Amgen Inc.	5,356,100	$853,173
Gilead Sciences, Inc.[1]	7,759,200	731,382
Alexion Pharmaceuticals, Inc.[1]	1,590,000	294,198
Express Scripts Holding Co.[1]	2,600,309	220,168
Stryker Corp.	2,185,011	206,112
Merck & Co., Inc.	3,626,080	205,925
UnitedHealth Group Inc.	1,766,396	178,565
Illumina, Inc.[1]	948,000	174,982
Humana Inc.	1,193,600	171,437
Edwards Lifesciences Corp.[1]	1,193,900	152,079
Hologic, Inc.[1]	5,661,300	151,383
Cardinal Health, Inc.	1,800,000	145,314
Quest Diagnostics Inc.	1,939,800	130,083
Endo International PLC[1]	1,671,000	120,512
Bayer AG2	672,000	91,869
AbbVie Inc.	1,300,000	85,072
Thermo Fisher Scientific Inc.	606,000	75,926
BioMarin Pharmaceutical Inc.[1]	725,000	65,540
Pfizer Inc.	1,995,851	62,171
St. Jude Medical, Inc.	933,285	60,691
Bristol-Myers Squibb Co.	950,500	56,108
Novartis AG2	485,150	44,618
Medtronic, Inc.	600,000	43,320
Boston Scientific Corp.[1]	2,900,000	38,425
Abbott Laboratories	781,800	35,197
		4,394,250
Information technology 16.43%
Texas Instruments Inc.	12,199,259	652,233
Google Inc., Class A1	606,000	321,580
Google Inc., Class C1	577,600	304,049
Oracle Corp.	10,356,500	465,732
Microsoft Corp.	8,090,000	375,781
Yahoo! Inc.[1]	5,038,000	254,469
Apple Inc.	2,246,300	247,947
Accenture PLC, Class A	2,068,500	184,738
Intuit Inc.	1,989,400	183,403
Broadcom Corp., Class A	3,201,500	138,721
Intel Corp.	3,000,000	108,870
Autodesk, Inc.[1]	1,800,000	108,108
Adobe Systems Inc.[1]	1,220,000	88,694
KLA-Tencor Corp.	1,250,000	87,900
Infosys Ltd.[2]	1,540,000	47,896
Infosys Ltd. (ADR)	802,200	25,237
Tata Consultancy Services Ltd.[2]	1,800,000	72,887
Automatic Data Processing, Inc.	847,600	70,664
American Funds Insurance Series — Growth-Income Fund — Page 42 of 147

Common stocks Information technology (continued)	Shares	Value (000)
MercadoLibre, Inc.	402,000	$51,323
NetApp, Inc.	1,213,690	50,307
VeriSign, Inc.[1]	840,900	47,931
Visa Inc., Class A	161,900	42,450
Linear Technology Corp.	900,000	41,040
Mobileye NV1	985,200	39,960
Computer Sciences Corp.	623,000	39,280
Avago Technologies Ltd.	377,900	38,013
Motorola Solutions, Inc.	450,000	30,186
SAP SE2	239,500	16,934
Nintendo Co., Ltd.[2]	75,000	7,817
First Solar, Inc.[1]	170,000	7,581
Verint Systems Inc.[1]	125,924	7,339
Western Union Co.	400,000	7,164
Comverse, Inc.[1]	97,000	1,822
		4,168,056
Consumer discretionary 13.03%
Amazon.com, Inc.[1]	1,898,800	589,293
Home Depot, Inc.	3,200,000	335,904
Time Warner Inc.	3,525,000	301,105
Comcast Corp., Class A	3,962,500	229,865
Comcast Corp., Class A, special nonvoting shares	1,000,000	57,565
General Motors Co.	6,952,256	242,703
Royal Caribbean Cruises Ltd.	1,983,000	163,459
Carnival Corp., units	3,320,000	150,496
Newell Rubbermaid Inc.	3,671,300	139,840
Johnson Controls, Inc.	2,437,730	117,840
Fiat Chrysler Automobiles NV1,2	9,000,000	103,279
Netflix, Inc.[1]	282,300	96,436
Daily Mail and General Trust PLC, Class A, nonvoting[2]	6,400,000	82,178
Daimler AG2	949,800	79,242
Twenty-First Century Fox, Inc., Class A	2,006,200	77,048
Sirius XM Holdings Inc.[1]	21,377,000	74,819
Ryohin Keikaku Co., Ltd.[2]	604,500	74,694
Bajaj Auto Ltd.[2]	1,888,000	72,497
Toyota Motor Corp.[2]	900,000	56,124
Delphi Automotive PLC	747,500	54,358
Cedar Fair, LP	1,031,500	49,337
Starbucks Corp.	579,800	47,573
NIKE, Inc., Class B	402,600	38,710
Marks and Spencer Group PLC[2]	4,879,000	36,023
Garmin Ltd.	650,100	34,345
Motors Liquidation Co. GUC Trust[1]	21,864	421
		3,305,154
Industrials 9.51%
CSX Corp.	8,124,200	294,340
General Dynamics Corp.	1,909,300	262,758
Precision Castparts Corp.	969,800	233,605
Nielsen NV	4,401,039	196,859
Waste Management, Inc.	3,138,000	161,042
Union Pacific Corp.	1,081,200	128,803
Towers Watson & Co., Class A	1,127,802	127,633
Cummins Inc.	859,000	123,842
American Funds Insurance Series — Growth-Income Fund — Page 43 of 147

Common stocks Industrials (continued)	Shares	Value (000)
Schneider Electric SE2	1,301,100	$94,540
Siemens AG (ADR)	391,000	43,792
Siemens AG2	378,400	42,914
Rockwell Automation	767,600	85,357
United Technologies Corp.	699,600	80,454
Norfolk Southern Corp.	685,000	75,083
3M Co.	442,700	72,745
Verisk Analytics, Inc., Class A1	1,100,000	70,455
United Parcel Service, Inc., Class B	621,400	69,081
Republic Services, Inc.	1,430,000	57,558
Caterpillar Inc.	590,000	54,003
Zodiac Aerospace SA2	1,201,100	40,534
ABB Ltd[2]	1,820,500	38,507
United Continental Holdings, Inc.[1]	553,322	37,012
Lockheed Martin Corp.	109,900	21,163
		2,412,080
Financials 7.87%
Crown Castle International Corp.	2,808,200	221,005
State Street Corp.	2,534,500	198,958
Marsh & McLennan Companies, Inc.	3,426,100	196,110
JPMorgan Chase & Co.	2,455,300	153,653
Weyerhaeuser Co.[1]	3,784,541	135,827
Wells Fargo & Co.	2,410,900	132,165
Principal Financial Group, Inc.	2,200,000	114,268
Goldman Sachs Group, Inc.	555,000	107,576
HSBC Holdings PLC (HKD denominated)[2]	7,241,433	68,893
HSBC Holdings PLC (ADR)	769,270	36,333
Intercontinental Exchange, Inc.	463,533	101,648
Iron Mountain Inc.	2,570,121	99,361
American International Group, Inc.	1,665,000	93,257
Barclays PLC[2]	20,543,750	77,234
Aon PLC, Class A	725,700	68,818
Moody’s Corp.	447,458	42,871
U.S. Bancorp	745,000	33,488
Bank of New York Mellon Corp.	805,000	32,659
Citigroup Inc.	600,000	32,466
Prudential Financial, Inc.	300,000	27,138
UBS Group AG1,2	1,343,666	23,097
		1,996,825
Materials 6.80%
Celanese Corp., Series A	5,930,400	355,587
Dow Chemical Co.	6,573,500	299,817
Monsanto Co.	1,980,243	236,580
Mosaic Co.	2,903,500	132,545
Valspar Corp.	1,433,600	123,978
Freeport-McMoRan Inc.	4,625,800	108,059
Vale SA, Class A, preferred nominative (ADR)	13,303,200	96,581
Praxair, Inc.	722,000	93,542
Rio Tinto PLC[2]	1,742,000	80,258
International Flavors & Fragrances Inc.	762,000	77,236
Rockwood Holdings, Inc.	960,600	75,695
American Funds Insurance Series — Growth-Income Fund — Page 44 of 147

Common stocks Materials (continued)	Shares	Value (000)
Koninklijke DSM NV2	419,424	$25,504
ArcelorMittal[2]	1,675,000	18,142
		1,723,524
Energy 6.65%
ConocoPhillips	3,334,460	230,278
EOG Resources, Inc.	2,341,300	215,563
Royal Dutch Shell PLC, Class A (ADR)	3,016,000	201,921
Schlumberger Ltd.	2,055,000	175,518
Chevron Corp.	1,223,200	137,219
FMC Technologies, Inc.[1]	2,687,300	125,873
BP PLC[2]	15,199,845	96,515
Apache Corp.	1,370,000	85,858
Baker Hughes Inc.	1,502,600	84,251
Veresen Inc.	5,120,000	80,912
Devon Energy Corp.	1,000,000	61,210
Golar LNG Ltd.	1,569,000	57,221
BG Group PLC[2]	3,212,000	42,754
Tullow Oil PLC[2]	6,204,000	39,254
Eni SpA[2]	2,239,795	39,118
Cobalt International Energy, Inc.[1]	1,465,200	13,026
		1,686,491
Consumer staples 6.42%
Philip Morris International Inc.	4,627,444	376,905
Altria Group, Inc.	4,050,700	199,578
Coca-Cola Co.	4,708,400	198,789
CVS/Caremark Corp.	1,670,000	160,838
Walgreens Boots Alliance, Inc.	1,500,000	114,300
PepsiCo, Inc.	998,419	94,410
Avon Products, Inc.	9,936,100	93,300
Pernod Ricard SA2	826,600	91,651
Herbalife Ltd.	2,360,000	88,972
L’Oréal SA, bonus shares[2]	470,000	78,907
Asahi Group Holdings, Ltd.[2]	2,122,000	65,498
Mondelez International, Inc.	1,774,400	64,455
		1,627,603
Telecommunication services 1.61%
Verizon Communications Inc.	6,731,501	314,900
CenturyLink, Inc.	2,018,200	79,880
T-Mobile US, Inc.[1]	515,000	13,874
		408,654
Utilities 0.97%
Sempra Energy	1,455,000	162,029
Exelon Corp.	2,263,650	83,936
		245,965
Miscellaneous 4.99%
Other common stocks in initial period of acquisition		1,265,338
Total common stocks (cost: $15,610,703,000)		23,233,940
American Funds Insurance Series — Growth-Income Fund — Page 45 of 147

Rights & warrants 0.02% Consumer discretionary 0.02%	Shares	Value (000)
General Motors Co., Series A, warrants, expire 2016[1]	85,694	$2,165
General Motors Co., Series B, warrants, expire 2019[1]	85,694	1,468
Total rights & warrants (cost: $3,908,000)		3,633
Convertible stocks 0.04% Financials 0.04%
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred[3]	6,000	9,007
Total convertible stocks (cost: $6,000,000)		9,007
Convertible bonds 0.12% Information technology 0.12%	Principal amount (000)
VeriSign, Inc. 3.25% convertible note 2037	$18,020	30,961
Total convertible bonds (cost: $27,669,000)		30,961
Bonds, notes & other debt instruments 0.17% Corporate bonds & notes 0.11% Telecommunication services 0.07%
Sprint Nextel Corp. 9.125% 2017	13,000	14,332
Sprint Nextel Corp. 11.50% 2021	3,700	4,468
		18,800
Financials 0.04%
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[4]	8,214	8,882
Total corporate bonds & notes		27,682
U.S. Treasury bonds & notes 0.06% U.S. Treasury 0.06%
U.S. Treasury 0.25% 2015	14,925	14,935
Total U.S. Treasury bonds & notes		14,935
Total bonds, notes & other debt instruments (cost: $40,155,000)		42,617
Short-term securities 8.10%
Abbott Laboratories 0.10%–0.14% due 1/12/2015–2/24/2015[5]	$88,400	88,392
Apple Inc. 0.13% due 1/8/2015[5]	17,200	17,200
Army and Air Force Exchange Service 0.11%–0.12% due 2/2/2015–2/17/2015[5]	50,000	49,992
Caterpillar Financial Services Corp. 0.12% due 2/19/2015	70,100	70,085
Chariot Funding, LLC 0.22% due 4/16/2015[5]	50,000	49,974
Chevron Corp. 0.10%–0.12% due 1/12/2015–2/24/2015[5]	94,600	94,593
Coca-Cola Co. 0.10%–0.19% due 1/15/2015–5/8/2015[5]	117,800	117,760
Emerson Electric Co. 0.09%–0.10% due 1/16/2015–2/26/2015[5]	76,300	76,289
ExxonMobil Corp. 0.10% due 2/9/2015	30,900	30,895
Fannie Mae 0.07%–0.15% due 3/2/2015–10/5/2015	183,900	183,795
Federal Home Loan Bank 0.05%–0.17% due 1/14/2015–10/5/2015	585,200	585,112
Freddie Mac 0.09%–0.17% due 1/6/2015–11/3/2015	321,800	321,632
General Electric Capital Corp. 0.13%–0.19% due 1/23/2015–2/20/2015	125,000	124,991
General Electric Co. 0.10% due 1/2/2015	900	900
John Deere Capital Corp. 0.09%–0.10% due 1/8/2015–1/22/2015[5]	73,000	72,995
American Funds Insurance Series — Growth-Income Fund — Page 46 of 147

Short-term securities	Principal amount (000)	Value (000)
Paccar Financial Corp. 0.11% due 1/20/2015	$32,500	$32,497
Procter & Gamble Co. 0.08% due 1/22/2015–1/23/2015[5]	53,100	53,098
U.S. Treasury Bills 0.13% due 6/25/2015	7,600	7,597
United Parcel Service Inc. 0.13% due 1/2/2015[5]	45,700	45,700
Walt Disney Co. 0.09% due 2/13/2015[5]	32,650	32,645
Total short-term securities (cost: $2,056,061,000)		2,056,142
Total investment securities 100.05% (cost: $17,744,496,000)		25,376,300
Other assets less liabilities (0.05)%		(12,752)
Net assets 100.00%		$25,363,548
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,838,773,000, which represented 7.25% of the net assets of the fund. This amount includes $1,759,866,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $698,638,000, which represented 2.75% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred	6/28/2012	$6,000	$9,007.04%

Key to abbreviations
ADR = American Depositary Receipts
HKD = Hong Kong dollars
American Funds Insurance Series — Growth-Income Fund — Page 47 of 147

International Growth and Income FundSM
Investment portfolio
December 31, 2014
Common stocks 90.06% Financials 23.43%	Shares	Value (000)
Prudential PLC[1]	1,049,574	$24,153
Aviva PLC[1]	2,081,000	15,593
Wharf (Holdings) Ltd.[1]	2,071,000	14,872
Siam Commercial Bank PCL[1]	2,665,000	14,724
Barclays PLC[1]	3,872,500	14,559
BNP Paribas SA1	233,700	13,733
St. James’s Place PLC[1]	1,048,000	13,170
Cheung Kong (Holdings) Ltd.[1]	610,000	10,179
Banco Bilbao Vizcaya Argentaria, SA1	635,533	5,981
Banco Bilbao Vizcaya Argentaria, SA (ADR)	320,944	3,014
Axis Bank Ltd.[1]	906,000	7,158
Assicurazioni Generali SpA[1]	340,000	6,948
Japan Real Estate Investment Corp.[1]	1,432	6,892
Banco Santander, SA1,2	822,244	6,875
Mitsubishi UFJ Financial Group, Inc.[1]	1,205,000	6,605
Credit Suisse Group AG1	240,219	6,022
Fibra Uno Administración, SA de CV	1,975,000	5,820
Toronto-Dominion Bank	113,000	5,399
Legal & General Group PLC[1]	1,390,000	5,339
Link Real Estate Investment Trust[1]	821,000	5,125
HDFC Bank Ltd.[1]	333,000	4,994
Mitsui Fudosan Co., Ltd.[1]	172,000	4,626
HSBC Holdings PLC (HKD denominated)[1]	461,368	4,389
Bank of Ireland[1,2]	11,762,000	4,380
Standard Life PLC[1]	647,120	3,986
Sampo Oyj, Class A1	82,700	3,878
PT Bank Rakyat Indonesia (Persero) Tbk[1]	4,084,000	3,803
Investor AB, Class B1	93,600	3,392
Svenska Handelsbanken AB, Class A1	67,500	3,152
Bankia, SA1,2	1,908,000	2,829
Sberbank of Russia (ADR)[1]	580,500	2,333
Sberbank of Russia (GDR)[1,3]	116,832	469
ING Groep NV, depository receipts[1,2]	109,000	1,411
BM&FBOVESPA SA, ordinary nominative	110,800	411
		236,214
Utilities 12.75%
EDP - Energias de Portugal, SA1	8,130,084	31,443
SSE PLC[1]	1,056,225	26,516
Fortum Oyj[1]	865,793	18,709
National Grid PLC[1]	1,044,870	14,895
ENDESA, SA1	650,236	12,915
Power Assets Holdings Ltd.[1]	1,013,000	9,786
PT Perusahaan Gas Negara (Persero) Tbk[1]	15,009,239	7,230
American Funds Insurance Series — International Growth and Income Fund — Page 48 of 147

Common stocks Utilities (continued)	Shares	Value (000)
ENN Energy Holdings Ltd.[1]	858,000	$4,852
Power Grid Corp. of India Ltd.[1]	1,000,853	2,182
		128,528
Consumer discretionary 12.30%
H & M Hennes & Mauritz AB, Class B1	460,700	19,111
HUGO BOSS AG1	84,900	10,423
Numericable Group SA, non-registered shares[1,2]	210,435	10,377
L’Occitane International SA1	2,840,000	7,147
Daily Mail and General Trust PLC, Class A, nonvoting[1]	543,600	6,980
Barratt Developments PLC[1]	879,000	6,401
Crown Resorts Ltd.[1]	564,000	5,794
Genting Singapore PLC[1]	7,083,000	5,739
SJM Holdings Ltd.[1]	3,148,000	4,978
WPP PLC[1]	221,600	4,597
ProSiebenSat.1 Media AG1	107,549	4,531
Inchcape PLC[1]	373,000	4,175
Rightmove PLC[1]	119,000	4,143
Liberty Global PLC, Class C2	57,700	2,787
Liberty Global PLC, Class A2	18,500	929
Whitbread PLC[1]	44,297	3,269
adidas AG1	46,000	3,206
PT Surya Citra Media Tbk[1]	11,260,000	3,184
Galaxy Entertainment Group Ltd.[1]	550,000	3,062
RTL Group SA, non-registered shares[1]	32,100	3,050
Sands China Ltd.[1]	486,000	2,364
Daimler AG1	24,700	2,061
Ladbrokes PLC[1]	938,100	1,602
Porsche Automobil Holding SE, nonvoting preferred[1]	18,500	1,503
Li & Fung Ltd.[1]	1,146,900	1,073
Golden Eagle Retail Group Ltd.[1]	427,000	479
Volkswagen AG, nonvoting preferred[1]	1,873	418
Kingfisher PLC[1]	68,900	363
Global Brands Group Holding Ltd.[1,2]	1,146,900	224
		123,970
Consumer staples 10.81%
Philip Morris International Inc.	348,000	28,345
British American Tobacco PLC[1]	292,400	15,887
Imperial Tobacco Group PLC[1]	317,000	13,882
Japan Tobacco Inc.[1]	396,600	10,890
CALBEE, Inc.[1]	284,400	9,818
Nestlé SA1	124,000	9,089
Glanbia PLC[1]	428,000	6,572
Associated British Foods PLC[1]	129,700	6,301
Pernod Ricard SA1	49,250	5,461
Orion Corp.[1]	3,000	2,759
		109,004
Health care 10.60%
Novartis AG1	393,870	36,223
Glenmark Pharmaceuticals Ltd.[1]	1,180,000	14,351
Orion Oyj, Class B1	429,600	13,337
Sonic Healthcare Ltd.[1]	618,000	9,281
Bayer AG1	49,500	6,767
American Funds Insurance Series — International Growth and Income Fund — Page 49 of 147

Common stocks Health care (continued)	Shares	Value (000)
UCB SA1	85,200	$6,466
Fresenius SE & Co. KGaA[1]	111,000	5,796
Novo Nordisk A/S, Class B1	136,430	5,773
Grifols, SA, Class B, non-registered shares[1]	166,000	5,639
Fresenius Medical Care AG & Co. KGaA[1]	43,100	3,226
		106,859
Industrials 7.83%
easyJet PLC[1]	580,489	14,983
ASSA ABLOY AB, Class B1	206,800	10,929
Ryanair Holdings PLC (ADR)[2]	106,000	7,555
BAE Systems PLC[1]	1,000,000	7,300
Rolls-Royce Holdings PLC[1,2]	525,000	7,072
Jardine Matheson Holdings Ltd.[1]	115,000	6,998
Bunzl PLC[1]	170,752	4,655
Deutsche Post AG1	141,000	4,613
Hutchison Whampoa Ltd.[1]	347,000	3,973
Schneider Electric SE1	45,314	3,292
AB Volvo, Class B1	249,800	2,698
Babcock International Group PLC[1]	164,300	2,688
Andritz AG1	40,000	2,198
		78,954
Energy 4.48%
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	389,000	12,894
Veresen Inc.	692,000	10,936
BP PLC[1]	1,336,800	8,488
BG Group PLC[1]	474,000	6,309
Suncor Energy Inc.	123,987	3,938
Canadian Natural Resources, Ltd.	83,000	2,566
		45,131
Materials 3.18%
Syngenta AG1	29,080	9,338
Fortescue Metals Group Ltd.[1]	3,175,000	6,997
Rio Tinto PLC[1]	115,000	5,298
Vale SA, Class A, preferred nominative (ADR)	429,185	3,116
Amcor Ltd.[1]	282,000	3,103
BASF SE1	31,200	2,637
Rexam PLC[1]	231,111	1,625
		32,114
Telecommunication services 3.15%
China Mobile Ltd.[1]	700,000	8,223
Intouch Holdings PCL[1]	1,983,000	4,721
Advanced Info Service PCL[1]	530,400	4,039
Bharti Infratel Ltd.[1]	620,000	3,306
China Communications Services Corp. Ltd., Class H1	7,054,800	3,302
Singapore Telecommunications Ltd.[1]	1,075,000	3,156
OJSC Mobile TeleSystems (ADR)	362,500	2,603
TeliaSonera AB1	377,000	2,424
		31,774
American Funds Insurance Series — International Growth and Income Fund — Page 50 of 147

Common stocks Information technology 1.53%	Shares	Value (000)
Delta Electronics, Inc.[1]	1,380,760	$8,204
Youku Tudou Inc., Class A (ADR)[2]	265,378	4,726
Yandex NV, Class A2	100,000	1,796
Mail.Ru Group Ltd. (GDR)[1,2]	45,000	727
		15,453
Total common stocks (cost: $865,333,000)		908,001
Rights & warrants 0.01% Financials 0.01%
Banco Bilbao Vizcaya Argentaria, SA, rights, non-registered shares, expire 2015[1,2]	635,533	61
Total rights & warrants (cost: $62,000)		61
Convertible bonds 0.25% Financials 0.25%	Principal amount (000)
Bank of Ireland 10.00% convertible notes 2016	€1,950	2,556
Total convertible bonds (cost: $2,560,000)		2,556
Bonds, notes & other debt instruments 0.92% Corporate bonds & notes 0.54% Telecommunication services 0.36%
Altice Finco SA, First Lien, 7.75% 2022[3]	$450	452
América Móvil, SAB de CV 8.46% 2036	MXN18,100	1,237
MTS International Funding Ltd. 8.625% 2020	$1,050	1,034
Numericable Group SA, First Lien, 6.00% 2022[3]	950	956
		3,679
Energy 0.09%
Gazprom OJSC 4.95% 2022[3]	825	673
Gazprom OJSC, Series 9, 6.51% 2022	270	243
		916
Financials 0.09%
Bank of Ireland 10.24% (undated)	€680	866
Total corporate bonds & notes		5,461
Bonds & notes of governments & government agencies outside the U.S. 0.38%
Hungarian Government, Series 20A, 7.50% 2020	HUF118,480	554
Portuguese Government 5.65% 2024	€1,270	1,907
United Mexican States Government, Series M20, 10.00% 2024	MXN15,000	1,334
		3,795
Total bonds, notes & other debt instruments (cost: $10,167,000)		9,256
Short-term securities 8.39%
ExxonMobil Corp. 0.14% due 3/2/2015	$13,100	13,097
Federal Home Loan Bank 0.04% due 1/6/2015	10,000	10,000
Freddie Mac 0.08% due 2/25/2015	10,000	10,000
General Electric Co. 0.10% due 1/2/2015	7,700	7,700
American Funds Insurance Series — International Growth and Income Fund — Page 51 of 147

Short-term securities	Principal amount (000)	Value (000)
Mitsubishi UFJ Trust and Banking Corp. 0.14% due 1/13/2015[3]	$5,000	$4,999
Siemens Capital Co. LLC 0.11% due 1/5/2015[3]	15,000	15,000
Toronto-Dominion Holdings USA Inc. 0.14% due 1/16/2015[3]	23,800	23,799
Total short-term securities (cost: $84,594,000)		84,595
Total investment securities 99.63% (cost: $962,716,000)		1,004,469
Other assets less liabilities 0.37%		3,741
Net assets 100.00%		$1,008,210
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, was $824,121,000, which represented 81.74% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $46,348,000, which represented 4.60% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
HUF = Hungarian forints
MXN = Mexican pesos
€ = Euros
American Funds Insurance Series — International Growth and Income Fund — Page 52 of 147

Capital Income Builder®
Investment portfolio
December 31, 2014
Common stocks 81.31% Consumer staples 12.90%	Shares	Value (000)
Altria Group, Inc.	48,910	$2,410
Philip Morris International Inc.	25,375	2,067
Coca-Cola Co.	31,745	1,340
Unilever PLC[1]	25,710	1,044
Japan Tobacco Inc.[1]	28,100	772
Reynolds American Inc.	7,270	467
Kraft Foods Group, Inc.	7,035	441
British American Tobacco PLC[1]	7,380	401
Procter & Gamble Co.	3,270	298
Coca-Cola Amatil Ltd.[1]	35,613	269
Nestlé SA1	2,506	184
		9,693
Financials 11.39%
Sampo Oyj, Class A1	32,009	1,501
Swedbank AB, Class A1	39,771	990
BB&T Corp.	22,080	859
Mercury General Corp.	12,410	703
CME Group Inc., Class A	7,595	673
HSBC Holdings PLC (GBP denominated)[1]	69,820	660
Wells Fargo & Co.	11,700	641
Bank of China Ltd., Class H1	978,000	548
Svenska Handelsbanken AB, Class A1	10,680	499
Aberdeen Asset Management PLC[1]	73,700	492
Skandinaviska Enskilda Banken AB, Class A1	29,136	369
People’s United Financial, Inc.	21,050	319
BNP Paribas SA1	3,309	194
Iron Mountain Inc.	2,895	112
		8,560
Health care 10.49%
Novartis AG1	19,363	1,781
AstraZeneca PLC[1]	13,950	981
AstraZeneca PLC (ADR)	8,490	598
Pfizer Inc.	45,480	1,417
GlaxoSmithKline PLC[1]	43,700	935
Bristol-Myers Squibb Co.	14,285	843
Merck & Co., Inc.	9,295	528
Roche Holding AG1	1,909	517
AbbVie Inc.	4,320	282
		7,882
Utilities 9.46%
National Grid PLC[1]	109,300	1,558
SSE PLC[1]	55,070	1,383
Red Eléctrica Corporación, SA1	8,075	709
American Funds Insurance Series — Capital Income Builder — Page 53 of 147

Common stocks Utilities (continued)	Shares	Value (000)
Duke Energy Corp.	8,450	$706
Infratil Ltd.[1]	226,262	530
Power Assets Holdings Ltd.[1]	53,000	512
Cheung Kong Infrastructure Holdings Ltd.[1]	67,000	494
Snam SPA[1]	84,799	418
Fortum Oyj[1]	16,126	348
EDP - Energias de Portugal, SA1	83,849	324
GDF SUEZ[1]	5,434	127
		7,109
Telecommunication services 9.41%
Verizon Communications Inc.	30,770	1,440
HKT Trust and HKT Ltd., units[1]	1,004,340	1,307
Singapore Telecommunications Ltd.[1]	290,000	851
CenturyLink, Inc.	18,365	727
Swisscom AG1	1,281	673
AT&T Inc.	18,380	617
Vodafone Group PLC[1]	138,400	474
TDC A/S1	55,720	425
NTT DoCoMo, Inc.[1]	25,300	370
Telstra Corp. Ltd.[1]	39,151	190
		7,074
Consumer discretionary 6.76%
Daimler AG1	12,371	1,032
Leggett & Platt, Inc.	17,690	754
Greene King PLC[1]	64,220	745
AB Electrolux, Series B1	20,760	609
SES SA, Class A (FDR)[1]	15,367	551
Gannett Co., Inc.	11,980	382
Bayerische Motoren Werke AG1	3,461	376
Li & Fung Ltd.[1]	314,000	294
SJM Holdings Ltd.[1]	141,000	223
Marks and Spencer Group PLC[1]	16,000	118
		5,084
Energy 6.70%
Royal Dutch Shell PLC, Class B1	33,360	1,146
ConocoPhillips	11,915	823
Enbridge Inc.	12,370	636
Crescent Point Energy Corp.	25,530	591
Kinder Morgan, Inc.	10,300	436
Eni SpA[1]	24,847	434
Exxon Mobil Corp.	4,600	425
Chevron Corp.	3,780	424
Seadrill Ltd.	10,340	124
		5,039
Information technology 6.33%
Microsoft Corp.	36,160	1,680
VTech Holdings Ltd.[1]	58,600	838
Texas Instruments Inc.	11,030	590
Xilinx, Inc.	12,940	560
American Funds Insurance Series — Capital Income Builder — Page 54 of 147

Common stocks Information technology (continued)	Shares	Value (000)
Paychex, Inc.	12,010	$554
Apple Inc.	4,872	538
		4,760
Industrials 4.10%
Siemens AG1	6,464	733
Lockheed Martin Corp.	3,655	704
BAE Systems PLC[1]	69,000	504
Boeing Co.	3,600	468
Nielsen NV	8,200	367
Safran, SA1	2,944	181
Emerson Electric Co.	2,000	123
		3,080
Materials 3.13%
Dow Chemical Co.	16,715	762
Amcor Ltd.[1]	58,498	644
Givaudan SA1	285	510
Air Products and Chemicals, Inc.	1,610	232
Nucor Corp.	4,230	207
		2,355
Miscellaneous 0.64%
Other common stocks in initial period of acquisition		477
Total common stocks (cost: $62,169,000)		61,113
Bonds, notes & other debt instruments 15.53% Mortgage-backed obligations 5.90% Commercial mortgage-backed securities 3.03%	Principal amount (000)
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.897% 2040[2,3]	$250	272
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[3]	500	548
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[3]	474	507
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[2,3]	239	249
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class A1A 5.409% 2046[2,3]	243	258
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[3]	222	234
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.707% 2043[2,3]	198	207
		2,275
Federal agency mortgage-backed obligations 2.87%
Government National Mortgage Assn. 5.616% 2059[3]	240	254
Government National Mortgage Assn. 4.81% 2060[3]	161	172
Government National Mortgage Assn. 5.46% 2060[3]	155	169
Government National Mortgage Assn. 4.664% 2061[3]	212	228
Government National Mortgage Assn. 4.797% 2061[3]	196	210
Government National Mortgage Assn. 6.856% 2061[3]	114	124
Government National Mortgage Assn. 4.559% 2062[3]	58	63
Government National Mortgage Assn. 4.625% 2062[3]	462	503
Government National Mortgage Assn. 4.356% 2063[3]	145	159
Government National Mortgage Assn. 4.491% 2063[3]	59	65
Government National Mortgage Assn. 4.549% 2063[3]	192	211
		2,158
Total mortgage-backed obligations		4,433
American Funds Insurance Series — Capital Income Builder — Page 55 of 147

Bonds, notes & other debt instruments U.S. Treasury bonds & notes 4.74% U.S. Treasury 2.78%	Principal amount (000)	Value (000)
U.S. Treasury 3.625% 2019	$150	$164
U.S. Treasury 3.50% 2020	1,450	1,582
U.S. Treasury 2.75% 2023	330	347
		2,093
U.S. Treasury inflation-protected securities 1.96%
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	1,400	1,355
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	102	116
		1,471
Total U.S. Treasury bonds & notes		3,564
Corporate bonds & notes 3.35% Financials 1.09%
American International Group, Inc. 6.40% 2020	100	119
Bank of America Corp. 5.625% 2020	100	114
Developers Diversified Realty Corp. 7.875% 2020	100	124
Goldman Sachs Group, Inc., Series D, 6.00% 2020	100	116
JPMorgan Chase & Co. 6.30% 2019	100	116
Morgan Stanley 7.30% 2019	100	119
Wells Fargo & Co. 5.625% 2017	100	111
		819
Consumer discretionary 0.87%
Comcast Corp. 5.15% 2020	100	113
Ford Motor Credit Co. 8.125% 2020	100	124
Time Warner Inc. 4.05% 2023	169	178
Time Warner Inc. 3.55% 2024	132	132
Viacom Inc. 5.625% 2019	100	112
		659
Energy 0.45%
Enbridge Energy Partners, LP, Series B, 6.50% 2018	100	113
Enterprise Products Operating LLC 6.50% 2019	100	115
Kinder Morgan Energy Partners, LP 5.30% 2020	100	108
		336
Industrials 0.16%
Caterpillar Financial Services Corp. 7.15% 2019	100	120
Health care 0.16%
McKesson Corp. 7.50% 2019	100	120
Utilities 0.16%
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	100	119
Materials 0.16%
BHP Billiton Finance (USA) Ltd. 6.50% 2019	100	118
American Funds Insurance Series — Capital Income Builder — Page 56 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples 0.15%	Principal amount (000)	Value (000)
Kraft Foods Inc. 6.125% 2018	$100	$114
Telecommunication services 0.15%
Verizon Communications Inc. 5.50% 2018	100	111
Total corporate bonds & notes		2,516
Asset-backed obligations 1.54%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[3]	110	110
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2015[3]	850	859
Santander Drive Auto Receivables Trust, Series 2011-4, Class C, 3.82% 2015[3]	189	191
		1,160
Total bonds, notes & other debt instruments (cost: $11,676,000)		11,673
Short-term securities 2.79%
ExxonMobil Corp. 0.08% due 1/27/2015	1,000	1,000
General Electric Co. 0.10% due 1/2/2015	1,100	1,100
Total short-term securities (cost: $2,100,000)		2,100
Total investment securities 99.63% (cost: $75,945,000)		74,886
Other assets less liabilities 0.37%		280
Net assets 100.00%		$75,166
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $32,245,000, which represented 42.90% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations
ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
GBP = British pounds
American Funds Insurance Series — Capital Income Builder — Page 57 of 147

Asset Allocation FundSM
Investment portfolio
December 31, 2014
Common stocks 67.47% Information technology 11.11%	Shares	Value (000)
Microsoft Corp.	14,225,000	$660,751
ASML Holding NV (New York registered)	2,162,000	233,128
KLA-Tencor Corp.	2,500,000	175,800
Texas Instruments Inc.	3,000,000	160,395
VeriSign, Inc.[1]	2,675,000	152,475
Autodesk, Inc.[1]	2,000,000	120,120
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,000,000	111,900
Cisco Systems, Inc.	4,000,000	111,260
AAC Technologies Holdings Inc.[2]	19,000,000	100,971
Google Inc., Class A1	77,000	40,861
Google Inc., Class C1	77,000	40,533
Analog Devices, Inc.	438,026	24,319
Amphenol Corp., Class A	350,000	18,834
		1,951,347
Consumer discretionary 10.81%
Comcast Corp., Class A	7,100,000	411,871
Amazon.com, Inc.[1]	1,065,000	330,523
Home Depot, Inc.	2,405,000	252,453
Twenty-First Century Fox, Inc., Class A	4,750,000	182,424
VF Corp.	1,800,000	134,820
Gentex Corp.	3,500,000	126,455
General Motors Co.	3,500,000	122,185
Walt Disney Co.	1,150,000	108,318
NIKE, Inc., Class B	1,040,000	99,996
Johnson Controls, Inc.	1,120,000	54,141
Norwegian Cruise Line Holdings Ltd.[1]	450,000	21,042
Naspers Ltd., Class N2	140,000	18,025
Time Warner Inc.	200,000	17,084
Cooper-Standard Holdings Inc.[1]	208,685	12,079
Hyatt Hotels Corp., Class A1	127,395	7,670
Revel AC, Inc. (CVR)[1,2,3]	8,851,470	0
Revel AC, Inc.[1,2,3]	91,401	0
		1,899,086
Financials 10.01%
ACE Ltd.	2,620,000	300,986
JPMorgan Chase & Co.	4,750,000	297,255
American Express Co.	2,400,000	223,296
Citigroup Inc.	2,750,000	148,802
First Republic Bank	2,000,000	104,240
Marsh & McLennan Companies, Inc.	1,740,000	99,598
Capital One Financial Corp.	1,200,000	99,060
Bank of America Corp.	5,000,000	89,450
Goldman Sachs Group, Inc.	450,000	87,223
Allstate Corp.	1,000,000	70,250
American Funds Insurance Series — Asset Allocation Fund — Page 58 of 147

Common stocks Financials (continued)	Shares	Value (000)
Synchrony Financial[1]	2,000,000	$59,500
Sumitomo Mitsui Financial Group, Inc. (ADR)	7,500,000	54,600
Arch Capital Group Ltd.[1]	860,000	50,826
Weyerhaeuser Co.[1]	600,000	21,534
U.S. Bancorp	450,000	20,227
Moody’s Corp.	165,798	15,885
American Tower Corp.	150,000	14,828
		1,757,560
Industrials 8.00%
Lockheed Martin Corp.	2,115,000	407,286
Boeing Co.	1,720,000	223,566
Cummins Inc.	1,230,000	177,329
Danaher Corp.	1,220,000	104,566
Rockwell Collins, Inc.	1,180,000	99,687
Parker-Hannifin Corp.	700,000	90,265
General Electric Co.	3,500,000	88,445
Fastenal Co.	1,800,000	85,608
United Technologies Corp.	515,000	59,225
Precision Castparts Corp.	80,000	19,270
Rockwell Automation	165,000	18,348
Rolls-Royce Holdings PLC[1,2]	1,100,000	14,818
Waste Connections, Inc.	275,000	12,097
CEVA Group PLC[1,2,4]	6,142	4,760
Atrium Corp.[1,2,4]	535	1
		1,405,271
Health care 7.29%
Merck & Co., Inc.	6,350,000	360,616
Johnson & Johnson	2,075,000	216,983
UnitedHealth Group Inc.	1,500,000	151,635
Incyte Corp.[1]	2,000,000	146,220
Pfizer Inc.	4,210,000	131,141
Roche Holding AG2	350,000	94,864
Thermo Fisher Scientific Inc.	600,000	75,174
Bristol-Myers Squibb Co.	750,000	44,273
Humana Inc.	304,000	43,664
PerkinElmer, Inc.	300,000	13,119
Rotech Healthcare Inc.[1,2]	184,138	3,106
		1,280,795
Energy 7.19%
Chevron Corp.	1,625,000	182,292
Noble Energy, Inc.	3,600,000	170,748
Chesapeake Energy Corp.	7,700,000	150,689
Concho Resources Inc.[1]	1,238,816	123,572
Core Laboratories NV	800,000	96,272
Kinder Morgan, Inc.	2,150,000	90,967
Schlumberger Ltd.	870,000	74,307
ConocoPhillips	965,000	66,643
National Oilwell Varco Inc.	1,000,000	65,530
Denbury Resources Inc.	8,000,000	65,040
Weatherford International PLC[1]	4,000,000	45,800
Enbridge Inc.	875,450	45,007
Transocean Ltd.	2,000,000	36,660
American Funds Insurance Series — Asset Allocation Fund — Page 59 of 147

Common stocks Energy (continued)	Shares	Value (000)
Royal Dutch Shell PLC, Class B (ADR)	440,000	$30,606
FMC Technologies, Inc.[1]	400,000	18,736
		1,262,869
Materials 4.84%
FMC Corp.	3,250,000	185,347
Dow Chemical Co.	2,500,000	114,025
Potash Corp. of Saskatchewan Inc.	3,100,000	109,492
Monsanto Co.	900,000	107,523
LyondellBasell Industries NV	1,250,000	99,237
Mosaic Co.	1,850,000	84,453
Nucor Corp.	1,500,000	73,575
First Quantum Minerals Ltd.	2,700,000	38,369
Cliffs Natural Resources Inc.	2,700,000	19,278
Praxair, Inc.	135,000	17,491
NewPage Holdings Inc.[3]	11,920	1,043
		849,833
Consumer staples 4.62%
Coca-Cola Co.	3,440,000	145,237
Philip Morris International Inc.	1,750,000	142,537
Unilever NV (New York registered)	3,445,000	134,493
Nestlé SA2	1,310,000	96,025
Procter & Gamble Co.	770,000	70,139
Colgate-Palmolive Co.	920,000	63,655
Kraft Foods Group, Inc.	970,000	60,780
Kimberly-Clark Corp.	475,000	54,882
Altria Group, Inc.	375,000	18,476
PepsiCo, Inc.	150,000	14,184
Herbalife Ltd.	300,000	11,310
		811,718
Telecommunication services 0.71%
Verizon Communications Inc.	1,565,000	73,211
AT&T Inc.	1,500,000	50,385
		123,596
Utilities 0.27%
Exelon Corp.	1,250,000	46,350
Miscellaneous 2.62%
Other common stocks in initial period of acquisition		460,600
Total common stocks (cost: $8,330,362,000)		11,849,025
Convertible stocks 0.06% Industrials 0.06%
CEVA Group PLC, Series A-1, 3.253% convertible preferred[2]	6,267	6,266
CEVA Group PLC, Series A-2, 2.253% convertible preferred[2,3]	5,998	4,649
Total convertible stocks (cost: $15,028,000)		10,915
American Funds Insurance Series — Asset Allocation Fund — Page 60 of 147

Bonds, notes & other debt instruments 25.00% U.S. Treasury bonds & notes 10.96% U.S. Treasury 7.99%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2015	$236,000	$236,156
U.S. Treasury 1.375% 2015	30,000	30,305
U.S. Treasury 1.50% 2016[5]	79,000	80,190
U.S. Treasury 2.00% 2016	10,500	10,687
U.S. Treasury 7.25% 2016	2,000	2,185
U.S. Treasury 0.875% 2017	50,000	50,023
U.S. Treasury 0.625% 2018	143,000	140,129
U.S. Treasury 3.50% 2018	20,000	21,428
U.S. Treasury 1.50% 2019	400,000	400,220
U.S. Treasury 1.50% 2019	59,000	58,619
U.S. Treasury 1.625% 2019	35,000	35,057
U.S. Treasury 1.75% 2019	21,000	21,120
U.S. Treasury 2.25% 2024	8,000	8,058
U.S. Treasury 2.375% 2024	70,000	71,280
U.S. Treasury 2.75% 2024	130,000	136,764
U.S. Treasury 3.75% 2041	12,000	14,475
U.S. Treasury 4.75% 2041	15,000	20,974
U.S. Treasury 3.125% 2043	49,500	53,170
U.S. Treasury 3.375% 2044	10,000	11,263
		1,402,103
U.S. Treasury inflation-protected securities 2.97%
U.S. Treasury Inflation-Protected Security 0.125% 2019[6]	101,337	100,429
U.S. Treasury Inflation-Protected Security 0.625% 2024[6]	179,108	180,727
U.S. Treasury Inflation-Protected Security 0.75% 2042[6]	4,204	4,117
U.S. Treasury Inflation-Protected Security 0.625% 2043[6]	15,492	14,687
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	194,373	222,160
		522,120
Total U.S. Treasury bonds & notes		1,924,223
Corporate bonds & notes 7.77% Financials 1.41%
American Campus Communities, Inc. 3.75% 2023	2,000	2,000
American Campus Communities, Inc. 4.125% 2024	2,835	2,869
American International Group, Inc. 3.375% 2020	5,500	5,721
Bank of America Corp., Series L, 2.65% 2019	3,500	3,529
Bank of America Corp. 4.00% 2024	5,500	5,733
Bank of Nova Scotia 2.55% 2017	6,000	6,157
BB&T Corp. 2.45% 2020	6,000	5,991
BPCE SA group 4.00% 2024	3,000	3,143
BPCE SA group 4.625% 2024[4]	2,400	2,334
BPCE SA group 5.15% 2024[4]	2,955	3,051
Brandywine Operating Partnership, LP 3.95% 2023	380	384
CIT Group Inc. 5.00% 2017	5,700	5,928
CIT Group Inc. 5.25% 2018	1,125	1,176
CIT Group Inc. 3.875% 2019	12,735	12,735
CIT Group Inc., Series C, 5.50% 2019[4]	1,100	1,164
Corporate Office Properties LP 5.25% 2024	3,595	3,868
Credit Suisse Group AG 3.625% 2024	3,950	4,023
Crescent Resources 10.25% 2017[4]	2,050	2,209
Developers Diversified Realty Corp. 7.50% 2017	3,460	3,879
Essex Portfolio L.P. 3.875% 2024	2,115	2,156
Goldman Sachs Group, Inc. 2.55% 2019	8,000	7,971
American Funds Insurance Series — Asset Allocation Fund — Page 61 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 3.85% 2024	$3,000	$3,080
Hospitality Properties Trust 6.30% 2016	3,000	3,135
Hospitality Properties Trust 6.70% 2018	6,540	7,231
HSBC Holdings PLC 4.25% 2024	3,000	3,128
Icahn Enterprises Finance Corp. 3.50% 2017	8,825	8,847
Intercontinentalexchange, Inc. 2.50% 2018	7,000	7,134
Intesa Sanpaolo SpA 5.017% 2024[4]	5,730	5,571
iStar Financial Inc. 4.00% 2017	7,275	7,102
iStar Financial Inc., Series B, 9.00% 2017	2,330	2,557
JPMorgan Chase & Co. 1.35% 2017	1,515	1,516
JPMorgan Chase & Co. 3.25% 2022	3,000	3,023
JPMorgan Chase & Co. 3.20% 2023	3,000	3,004
JPMorgan Chase & Co. 3.875% 2024	6,000	6,012
Kimco Realty Corp. 6.875% 2019	2,375	2,818
Kimco Realty Corp. 3.125% 2023	2,820	2,768
Lloyds Banking Group PLC 2.30% 2018	1,810	1,829
Lloyds Banking Group PLC 4.50% 2024	6,000	6,067
MetLife Global Funding I 2.30% 2019[4]	4,720	4,743
Morgan Stanley, Series F, 3.875% 2024	9,500	9,766
Ocwen Financial Corp. 6.625% 2019[4]	2,725	2,507
PNC Financial Services Group, Inc. 2.854% 2022	1,500	1,478
PNC Financial Services Group, Inc. 3.90% 2024	6,000	6,110
Prudential Financial, Inc. 3.50% 2024	6,000	6,111
QBE Insurance Group Ltd. 2.40% 2018[4]	5,000	5,004
Rabobank Nederland 4.625% 2023	4,640	4,931
Realogy Corp. 4.50% 2019[4]	11,225	11,169
Realogy Corp. 5.25% 2021[4]	1,500	1,464
Realogy Corp., LOC, 4.40% 2016[7,8,9]	380	377
Scentre Group, 3.50% 2025[4]	3,970	3,994
Toronto-Dominion Bank 2.25% 2019	5,000	5,016
US Bancorp. 3.70% 2024	7,000	7,373
Wells Fargo & Co. 2.125% 2019	9,000	9,007
Wells Fargo & Co. 3.30% 2024	8,000	8,060
		247,953
Health care 1.28%
AbbVie Inc. 4.40% 2042	4,000	4,143
Bayer AG 2.375% 2019[4]	2,750	2,764
Celgene Corp 3.625% 2024	3,000	3,069
Celgene Corp 4.625% 2044	1,000	1,042
Centene Corp. 5.75% 2017	2,745	2,923
Centene Corp. 4.75% 2022	4,485	4,502
Community Health Systems, Inc. 5.125% 2018	1,895	1,966
ConvaTec Finance International SA 8.25% 2019[4,7,10]	5,125	5,205
DJO Finance LLC 9.75% 2017	2,835	2,849
DJO Finance LLC 7.75% 2018	5,955	5,806
DJO Finance LLC 9.875% 2018	3,015	3,075
Forest Laboratories, Inc. 5.00% 2021[4]	2,565	2,782
Gilead Sciences, Inc. 3.05% 2016	4,300	4,465
Gilead Sciences, Inc. 3.70% 2024	1,360	1,429
HCA Inc. 3.75% 2019	15,415	15,473
inVentiv Health Inc, Term Loan B4, 7.75% 2018[7,8,9]	3,075	3,065
inVentiv Health Inc. 9.00% 2018[4]	5,700	5,843
inVentiv Health Inc. 11.00% 2018[4]	4,776	4,167
American Funds Insurance Series — Asset Allocation Fund — Page 62 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
inVentiv Health Inc. 11.00% 2018[4]	$2,010	$1,764
inVentiv Health Inc. 12.00% 2018[4,7,10]	9,750	9,214
Jaguar Holding Co. 9.375% 2017[4,7,10]	300	307
Kindred Healthcare, Inc. 8.00% 2020[4]	2,925	3,123
Kinetic Concepts, Inc. 10.50% 2018	12,990	14,159
Kinetic Concepts, Inc. 12.50% 2019	7,235	8,031
McKesson Corp. 3.796% 2024	3,500	3,602
Medtronic, Inc. 4.375% 2035[4]	2,710	2,885
Medtronic, Inc. 4.625% 2045[4]	2,885	3,141
Multiplan Inc., Term Loan B, 3.75% 2021[7,8,9]	10,682	10,408
Novartis Capital Corp. 2.90% 2015	6,000	6,047
Novartis Capital Corp. 3.40% 2024	3,660	3,815
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[7,8,9]	4,637	4,570
Pfizer Inc. 2.10% 2019	4,190	4,217
Pfizer Inc. 3.40% 2024	915	954
Pfizer Inc. 4.40% 2044	3,000	3,277
PRA Holdings, Inc. 9.50% 2023[4]	1,260	1,367
Roche Holdings, Inc. 2.875% 2021[4]	8,000	8,112
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,7,8,9]	3,061	3,046
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,7,8,9]	2,400	2,388
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,7,8,9,10]	5,112	5,086
Tenet Healthcare Corp., First Lien, 4.75% 2020	5,240	5,345
Tenet Healthcare Corp., First Lien, 6.00% 2020	6,780	7,298
Tenet Healthcare Corp., First Lien, 4.50% 2021	3,725	3,748
Thermo Fisher Scientific Inc. 2.40% 2019	4,000	4,010
Thermo Fisher Scientific Inc. 4.15% 2024	4,000	4,226
VPI Escrow Corp. 6.75% 2018[4]	8,150	8,690
VPI Escrow Corp. 6.375% 2020[4]	7,530	7,897
VWR Funding, Inc. 7.25% 2017	9,195	9,643
		224,938
Telecommunication services 0.93%
Deutsche Telekom International Finance BV 9.25% 2032	3,870	6,272
Deutsche Telekom International Finance BV 4.875% 2042[4]	200	215
France Télécom 4.125% 2021	5,000	5,364
Frontier Communications Corp. 8.125% 2018	7,200	8,118
Frontier Communications Corp. 8.50% 2020	1,700	1,904
Frontier Communications Corp. 6.875% 2025	1,225	1,228
Intelsat Jackson Holding Co. 6.625% 2022	13,500	13,939
Intelsat Luxembourg Holding Co. 6.75% 2018	1,300	1,333
MetroPCS Wireless, Inc. 6.25% 2021	6,775	6,960
MetroPCS Wireless, Inc. 6.625% 2023	8,550	8,798
NII Capital Corp. 10.00% 2016[11]	9,700	3,395
NII Capital Corp. 7.875% 2019[4,11]	5,225	3,788
NII Capital Corp. 8.875% 2019[11]	3,800	1,349
NII Capital Corp. 11.375% 2019[4,11]	5,860	4,248
NII Capital Corp. 7.625% 2021[11]	13,670	2,597
Numericable Group SA, First Lien, 4.875% 2019[4]	14,350	14,278
Orange SA 5.50% 2044	3,000	3,533
SoftBank Corp. 4.50% 2020[4]	3,850	3,807
Sprint Nextel Corp. 7.00% 2020	9,200	9,246
Sprint Nextel Corp. 11.50% 2021	3,700	4,468
Sprint Nextel Corp. 7.875% 2023	10,000	9,922
Telecom Italia Capital SA 6.999% 2018	6,325	7,052
American Funds Insurance Series — Asset Allocation Fund — Page 63 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 6.542% 2020	$6,475	$6,710
T-Mobile US, Inc. 6.375% 2025	725	738
Trilogy International Partners, LLC 10.25% 2016[4]	10,500	10,539
Verizon Communications Inc. 3.00% 2021	3,000	2,963
Verizon Communications Inc. 6.55% 2043	2,640	3,387
Verizon Communications Inc. 4.862% 2046[4]	3,000	3,089
Wind Acquisition SA 4.75% 2020[4]	7,575	7,102
Wind Acquisition SA 7.375% 2021[4]	7,000	6,624
		162,966
Industrials 0.84%
ADT Corp. 4.125% 2019	5,900	5,856
AECOM Technology Corp. 5.75% 2022[4]	1,090	1,117
Altegrity, Inc. 9.50% 2019[4]	4,300	4,096
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	17,795	14,770
Atlas Copco AB 5.60% 2017[4]	2,750	3,001
Builders Firstsource 7.625% 2021[4]	3,375	3,468
Burlington Northern Santa Fe LLC 3.00% 2023	2,500	2,497
Burlington Northern Santa Fe LLC 4.90% 2044	5,000	5,644
CEVA Group PLC, LOC, 6.50% 2021[7,8,9]	650	611
CEVA Group PLC, Term Loan B, 6.50% 2021[7,8,9]	939	882
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	681	640
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	117	110
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[8]	38	40
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[8]	5	5
CSX Corp. 3.40% 2024	1,460	1,482
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-1, 5.00% 2018[7,8,9]	1,237	1,234
Euramax International, Inc. 9.50% 2016	7,390	6,910
General Electric Capital Corp. 3.45% 2024	5,000	5,172
General Electric Co. 2.70% 2022	6,535	6,549
General Electric Co. 4.125% 2042	2,500	2,599
Hardwoods Acquisition Inc 7.50% 2021[4]	3,150	3,118
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.008% 2015[2,7,8,9]	370	352
HD Supply, Inc. 11.50% 2020	7,560	8,694
HD Supply, Inc. 5.25% 2021[4]	1,675	1,709
HDTFS Inc. 5.875% 2020	650	658
Jeld-Wen Escrow Corp., Term Loan B, 5.25% 2021[7,8,9]	6,800	6,769
KLX Inc. 5.875% 2022[4]	1,810	1,833
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	5,750	5,635
Navios Maritime Holdings Inc. 7.375% 2022[4]	5,925	5,510
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,795	2,474
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	1,675	1,692
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	4,550	4,664
Nortek Inc. 10.00% 2018	4,800	5,052
Nortek Inc. 8.50% 2021	7,845	8,433
Ply Gem Industries, Inc. 6.50% 2022	5,400	5,096
Ply Gem Industries, Inc. 6.50% 2022[4]	1,350	1,262
R.R. Donnelley & Sons Co. 7.25% 2018	4,530	5,028
R.R. Donnelley & Sons Co. 7.875% 2021	1,775	1,970
R.R. Donnelley & Sons Co. 7.00% 2022	3,500	3,771
R.R. Donnelley & Sons Co. 6.50% 2023	210	216
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	2,675	2,541
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[4,8]	48	51
US Investigations Services, Inc. 13.00% 2020[4,10]	3,668	1,632
American Funds Insurance Series — Asset Allocation Fund — Page 64 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
US Investigations Services, Inc. 14.00% 2020[4,8,10]	$252	$112
US Investigations Services, Inc. 15.00% 2021[4,10]	873	261
Volvo Treasury AB 5.95% 2015[4]	2,205	2,231
		147,447
Energy 0.83%
Alpha Natural Resources, Inc. 9.75% 2018	4,265	1,941
Alpha Natural Resources, Inc. 6.00% 2019	725	232
Alpha Natural Resources, Inc. 7.50% 2020[4]	1,925	1,218
Alpha Natural Resources, Inc. 6.25% 2021	975	302
American Energy (Marcellus), Term Loan B, 5.25% 2020[7,8,9]	1,825	1,615
American Energy (Marcellus), Term Loan A, 8.50% 2021[7,8,9]	1,475	1,265
American Energy (Permian Basin) 7.125% 2020[4]	1,450	1,080
American Energy (Permian Basin) 7.375% 2021[4]	1,325	980
Anadarko Petroleum Corp. 3.45% 2024	1,540	1,506
Anadarko Petroleum Corp. 6.45% 2036	1,370	1,651
Arch Coal, Inc. 7.00% 2019	2,300	701
Arch Coal, Inc. 8.00% 2019[4]	700	392
Arch Coal, Inc. 9.875% 2019	325	112
Arch Coal, Inc. 7.25% 2021	1,525	452
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[4]	480	464
Bonanza Creek Energy, Inc. 6.75% 2021	625	553
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,254
Cenovus Energy Inc. 3.80% 2023	3,970	3,884
CONSOL Energy Inc. 8.25% 2020	2,795	2,910
Denbury Resources Inc. 4.625% 2023	950	829
Diamond Offshore Drilling, Inc. 4.875% 2043	4,500	3,847
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,900	2,154
Enbridge Energy Partners, LP 5.20% 2020	1,150	1,254
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,454
Enbridge Inc. 4.00% 2023	8,500	8,316
EnLink Midstream Partners, LP 5.05% 2045	3,135	3,040
Enterprise Products Operating LLC 5.20% 2020	1,710	1,888
Enterprise Products Operating LLC 3.90% 2024	4,500	4,592
Exxon Mobil Corp. 1.819% 2019	7,000	7,023
Halliburton Co. 2.00% 2018	3,000	2,990
Kinder Morgan Energy Partners, LP 5.40% 2044	4,380	4,405
Kinder Morgan Energy Partners, LP 5.50% 2044	1,828	1,865
Kinder Morgan, Inc. 3.05% 2019	2,520	2,503
Laredo Petroleum, Inc. 9.50% 2019	675	675
NGL Energy Partners LP 6.875% 2021[4]	625	619
NGPL PipeCo LLC 9.625% 2019[4]	4,640	4,675
Oasis Petroleum Inc. 6.875% 2022	2,150	1,967
PDC Energy Inc. 7.75% 2022	1,825	1,743
Peabody Energy Corp. 7.375% 2016	400	413
Peabody Energy Corp. 6.00% 2018	16,085	14,678
Peabody Energy Corp. 6.25% 2021	3,675	3,156
Petróleos Mexicanos 3.50% 2023	7,000	6,713
QGOG Constellation SA 6.25% 2019[4]	850	538
Rice Energy Inc. 6.25% 2022[4]	500	468
Sabine Pass Liquefaction, LLC 5.625% 2021	700	691
Sabine Pass Liquefaction, LLC 5.75% 2024	5,050	4,981
Statoil ASA 2.75% 2021	1,925	1,934
Statoil ASA 3.25% 2024	2,850	2,865
American Funds Insurance Series — Asset Allocation Fund — Page 65 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Statoil ASA 4.25% 2041	$2,000	$2,058
StatoilHydro ASA 1.80% 2016	4,000	4,060
Targa Resources Corp. 4.125% 2019[4]	1,575	1,524
Teekay Corp. 8.50% 2020	5,680	6,346
Tesoro Logistics LP 5.50% 2019[4]	900	895
TransCanada PipeLines Ltd. 7.625% 2039	4,000	5,515
Williams Partners LP 4.00% 2021	195	196
Williams Partners LP 4.50% 2023	5,000	5,055
Williams Partners LP 3.90% 2025	2,500	2,408
Williams Partners LP 5.40% 2044	385	378
		146,223
Consumer discretionary 0.68%
21st Century Fox America, Inc. 3.70% 2024[4]	6,000	6,184
Amazon.com, Inc. 4.80% 2034	6,000	6,294
Boyd Gaming Corp. 9.125% 2018	5,945	6,123
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	7,600	7,904
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 5.50% 2022	3,900	3,968
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	2,635	2,787
Comcast Corp. 5.65% 2035	1,750	2,176
Comcast Corp. 4.75% 2044	5,500	6,154
Cooper-Standard Holdings Inc., Term Loan B, 4.00% 2021[7,8,9]	2,289	2,264
Cumulus Media Holdings Inc. 7.75% 2019	605	613
DaimlerChrysler North America Holding Corp. 2.25% 2019[4]	6,000	5,986
DISH DBS Corp. 4.25% 2018	17,275	17,685
DISH DBS Corp. 5.125% 2020	2,800	2,828
Ford Motor Credit Co. 2.597% 2019	6,000	5,974
Gannett Co., Inc. 4.875% 2021[4]	1,255	1,249
General Motors Co. 5.20% 2045	5,000	5,288
General Motors Financial Co. 3.00% 2017	1,160	1,175
General Motors Financial Co. 3.25% 2018	675	678
Home Depot, Inc. 2.00% 2019	5,500	5,519
Jaguar Land Rover PLC 4.25% 2019[4]	1,215	1,230
MGM Resorts International 8.625% 2019	7,975	9,082
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	1,425	1,514
Neiman Marcus Group LTD Inc. 8.75% 2021[4,7,10]	575	612
Time Inc., Term Loan B, 4.25% 2021[7,8,9]	5,298	5,259
Time Warner Inc. 4.05% 2023	2,630	2,764
Time Warner Inc. 4.65% 2044	2,000	2,094
Volkswagen International Finance NV 2.375% 2017[4]	5,000	5,100
Warner Music Group 5.625% 2022[4]	100	97
Wynn Macau, Ltd. 5.25% 2021[4]	750	709
		119,310
Materials 0.59%
ArcelorMittal 6.00% 2021[7]	3,040	3,173
ArcelorMittal 7.25% 2041[7]	6,500	6,597
CEMEX Finance LLC 9.375% 2022[4]	3,750	4,200
Eastman Chemical Co. 2.70% 2020	7,000	7,048
Ecolab Inc. 3.00% 2016	2,545	2,630
First Quantum Minerals Ltd. 6.75% 2020[4]	7,127	6,486
First Quantum Minerals Ltd. 7.00% 2021[4]	5,102	4,617
First Quantum Minerals Ltd. 7.25% 2022[4]	2,800	2,527
FMG Resources 6.00% 2017[4]	15,710	15,072
American Funds Insurance Series — Asset Allocation Fund — Page 66 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
FMG Resources 6.875% 2018[4,8]	$3,907	$3,555
Georgia Gulf Corp. 4.625% 2021	1,000	951
Georgia-Pacific Corp. 2.539% 2019[4]	7,000	7,005
Holcim Ltd. 5.15% 2023[4]	6,165	6,883
International Paper Co. 7.30% 2039	2,005	2,667
JMC Steel Group Inc. 8.25% 2018[4]	5,800	5,532
Reynolds Group Inc. 5.75% 2020	17,220	17,737
Tembec Industries Inc. 9.00% 2019[4]	1,685	1,662
Walter Energy, Inc. 9.50% 2019[4]	6,725	5,145
		103,487
Utilities 0.51%
American Electric Power Co. 2.95% 2022	4,020	3,950
Berkshire Hathaway Energy Co. 2.40% 2020[4]	1,245	1,241
CenterPoint Energy Resources Corp. 4.50% 2021	4,690	5,150
CMS Energy Corp. 8.75% 2019	2,000	2,506
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	4,310	4,334
Dominion Gas Holdings LLC 2.50% 2019	2,450	2,459
Duke Energy Progress Inc. 4.15% 2044	3,020	3,224
Dynegy Finance Inc. 7.375% 2022[4]	1,025	1,044
EDP Finance BV 4.125% 2020[4]	6,000	6,043
Electricité de France SA 6.95% 2039[4]	4,000	5,453
MidAmerican Energy Co. 5.95% 2017	1,375	1,529
MidAmerican Energy Co. 2.40% 2019	1,500	1,525
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	7,000	7,011
Northern States Power Co. 4.125% 2044	6,000	6,375
NRG Energy, Inc. 6.25% 2022	1,525	1,567
Pacific Gas and Electric Co. 3.25% 2023	1,220	1,225
Pacific Gas and Electric Co. 3.85% 2023	6,879	7,173
Pacific Gas and Electric Co. 3.40% 2024	1,310	1,328
Pacific Gas and Electric Co. 4.30% 2045	1,270	1,309
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,413
PacifiCorp., First Mortgage Bonds, 3.60% 2024	6,695	6,933
Puget Sound Energy, Inc., First Lien, 6.50% 2020	1,245	1,465
Puget Sound Energy, Inc., First Lien, 6.00% 2021	1,790	2,097
Puget Sound Energy, Inc., First Lien, 5.625% 2022	1,965	2,277
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	3,500	3,640
Tampa Electric Co. 4.35% 2044	5,260	5,633
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[4,8]	527	560
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	2,009
		90,473
Information technology 0.43%
Alcatel-Lucent USA Inc. 4.625% 2017[4]	3,525	3,578
Alcatel-Lucent USA Inc. 6.75% 2020[4]	1,015	1,076
Alcatel-Lucent USA Inc. 8.875% 2020[4]	6,990	7,637
First Data Corp. 8.25% 2021[4]	4,350	4,676
First Data Corp. 11.75% 2021	6,260	7,215
First Data Corp. 12.625% 2021	1,000	1,190
Freescale Semiconductor, Inc. 5.00% 2021[4]	9,000	9,045
Freescale Semiconductor, Inc. 6.00% 2022[4]	10,700	11,208
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[7,8,9]	1,980	1,935
NXP BV and NXP Funding LLC 3.75% 2018[4]	8,825	8,869
Oracle Corp. 2.25% 2019	7,500	7,559
American Funds Insurance Series — Asset Allocation Fund — Page 67 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
SRA International, Inc. 11.00% 2019	$3,865	$4,126
SRA International, Inc., Term Loan B, 6.50% 2018[7,8,9]	6,083	6,090
TIBCO Software, Inc., Term Loan B, 6.50% 2020[7,8,9]	1,650	1,601
		75,805
Consumer staples 0.27%
Altria Group, Inc. 4.50% 2043	6,000	6,067
Anheuser-Busch InBev NV 3.625% 2015	3,750	3,784
British American Tobacco International Finance PLC 9.50% 2018[4]	2,470	3,112
General Mills, Inc. 2.20% 2019	3,595	3,569
Imperial Tobacco Finance PLC 3.50% 2023[4]	4,000	3,937
Kraft Foods Inc. 5.375% 2020	1,570	1,784
Pernod Ricard SA 2.95% 2017[4]	3,000	3,071
Philip Morris International Inc. 3.25% 2024	5,000	5,021
Philip Morris International Inc. 4.875% 2043	1,000	1,119
Philip Morris International Inc. 4.25% 2044	2,000	2,042
Reynolds American Inc. 6.15% 2043	580	675
Rite Aid Corp. 8.00% 2020	900	966
Walgreens Boots Alliance, Inc. 3.30% 2021	7,000	7,059
Wal-Mart Stores, Inc. 3.30% 2024	4,445	4,599
		46,805
Total corporate bonds & notes		1,365,407
Mortgage-backed obligations 4.13% Federal agency mortgage-backed obligations 3.48%
Fannie Mae 6.00% 2021[8]	68	74
Fannie Mae 6.00% 2026[8]	714	808
Fannie Mae 5.50% 2033[8]	1,195	1,343
Fannie Mae 5.50% 2033[8]	820	923
Fannie Mae 5.50% 2036[8]	1,736	1,952
Fannie Mae 5.50% 2037[8]	649	732
Fannie Mae 5.50% 2037[8]	431	481
Fannie Mae 6.00% 2037[8]	4,452	5,039
Fannie Mae 6.00% 2037[8]	71	80
Fannie Mae 6.00% 2038[8]	9,038	10,239
Fannie Mae 6.00% 2038[8]	2,800	3,179
Fannie Mae 6.00% 2038[8]	2,533	2,870
Fannie Mae 6.00% 2038[8]	192	218
Fannie Mae 6.00% 2038[8]	135	154
Fannie Mae 6.00% 2038[8]	114	130
Fannie Mae 6.00% 2039[8]	3	3
Fannie Mae 4.00% 2040[8]	8,085	8,671
Fannie Mae 4.186% 2040[7,8]	678	720
Fannie Mae 4.00% 2041[8]	6,477	6,959
Fannie Mae 4.00% 2041[8]	4,991	5,363
Fannie Mae 4.00% 2042[8]	36,199	38,896
Fannie Mae 4.00% 2043[8]	12,700	13,700
Fannie Mae 4.00% 2043[8]	9,691	10,455
Fannie Mae 4.00% 2043[8]	5,333	5,763
Fannie Mae 4.00% 2043[8]	4,545	4,904
Fannie Mae 4.00% 2043[8]	4,353	4,698
Fannie Mae 4.00% 2043[8]	3,432	3,706
Fannie Mae 4.00% 2043[8]	3,242	3,494
American Funds Insurance Series — Asset Allocation Fund — Page 68 of 147

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2043[8]	$3,155	$3,404
Fannie Mae 4.00% 2043[8]	1,000	1,068
Fannie Mae 3.50% 2045[8,12]	94,608	98,582
Fannie Mae 4.00% 2045[8,12]	108,000	114,939
Fannie Mae 4.50% 2045[8,12]	81,507	88,468
Fannie Mae 4.50% 2045[8,12]	54,493	59,045
Fannie Mae 6.00% 2045[8,12]	24,158	27,399
Fannie Mae 7.00% 2047[8]	289	326
Fannie Mae 7.00% 2047[8]	153	173
Fannie Mae 7.00% 2047[8]	11	13
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[8]	231	212
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[8]	621	687
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037[8]	120	133
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[8]	84	92
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[8]	297	347
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[8]	72	84
Freddie Mac 5.00% 2023[8]	446	485
Freddie Mac 6.00% 2026[8]	1,705	1,931
Freddie Mac 5.00% 2038[8]	3,189	3,520
Freddie Mac 6.50% 2038[8]	484	550
Freddie Mac 4.50% 2039[8]	528	573
Freddie Mac 5.00% 2040[8]	4,848	5,369
Freddie Mac 4.00% 2043[8]	10,640	11,422
Freddie Mac 4.00% 2043[8]	6,263	6,748
Freddie Mac 4.00% 2043[8]	6,157	6,630
Freddie Mac 4.00% 2043[8]	3,922	4,234
Freddie Mac 4.00% 2043[8]	3,778	4,067
Freddie Mac, Series T-041, Class 3-A, 6.539% 2032[7,8]	445	508
Freddie Mac, Series 3233, Class PA, 6.00% 2036[8]	1,462	1,640
Freddie Mac, Series 3312, Class PA, 5.50% 2037[8]	1,390	1,531
Government National Mortgage Assn. 3.50% 2045[8,12]	30,000	31,480
		611,214
Commercial mortgage-backed securities 0.60%
Aventura Mall Trust, Series A, 3.743% 2032[4,7,8]	5,500	5,852
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.563% 2049[7,8]	9,100	9,775
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[7,8]	2,585	2,807
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[7,8]	1,430	1,575
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.40% 2044[7,8]	2,106	2,141
COMM Mortgage Trust Series 2014-277P, Class A, 3.611% 2049[4,7,8]	5,000	5,232
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[7,8]	2,320	2,506
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.819% 2038[7,8]	2,889	3,022
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[8]	10,000	10,676
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[7,8]	5,000	5,428
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.467% 2037[7,8]	1,262	1,262
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[4,8]	4,484	4,604
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4,8]	4,799	4,940
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.703% 2049[7,8]	8,543	9,179
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[8]	1,992	2,146
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[8]	1,635	1,751
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[7,8]	5,500	5,972
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.163% 2045[7,8]	2,570	2,864
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.079% 2049[7,8]	4,000	4,368
American Funds Insurance Series — Asset Allocation Fund — Page 69 of 147

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[4,8]	$2,650	$2,746
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.105% 2049[7,8]	3,868	4,211
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[8]	3,000	3,205
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[7,8]	3,000	3,207
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.941% 2051[7,8]	3,000	3,274
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.755% 2031[4,7,8]	2,400	2,541
		105,284
Other mortgage-backed securities 0.03%
Commonwealth Bank of Australia 0.75% 2016[4,8]	3,000	3,001
National Australia Bank 1.25% 2018[4,8]	3,000	2,963
		5,964
Collateralized mortgage-backed (privately originated) 0.02%
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[8]	743	766
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034[8]	1,688	1,743
		2,509
Total mortgage-backed obligations		724,971
Federal agency bonds & notes 1.57%
CoBank, ACB 0.834% 2022[4,7]	1,695	1,589
Fannie Mae 0.50% 2015	75,000	75,102
Fannie Mae 2.625% 2024	11,190	11,347
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[7,8]	2,145	2,116
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[8]	5,242	5,243
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[8]	4,000	4,068
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[7,8]	7,530	7,933
Fannie Mae, Series 2014-M1, multifamily 3.373% 2023[7,8]	9,000	9,443
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[7,8]	6,450	6,888
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[7,8]	6,215	6,430
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.477% 2024[7,8]	7,000	7,448
Freddie Mac 2.50% 2016	18,000	18,495
Freddie Mac 0.75% 2018	40,300	39,800
Freddie Mac 2.375% 2022	13,750	13,940
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[8]	5,000	4,964
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[8]	3,837	3,848
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[7,8]	4,175	4,367
Freddie Mac, Series K716, Class A2, multifamily 3.132% 2021[8]	4,350	4,550
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[8]	4,670	4,638
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[8]	4,000	3,976
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[8]	3,680	3,674
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[8]	4,000	4,047
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[8]	6,492	6,701
Freddie Mac, Series K027, Class A2, multifamily 2.637% 2023[8]	5,500	5,533
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[8]	2,455	2,521
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[8]	5,900	6,133
Freddie Mac, Series K041, Class A-2, multifamily 3.171% 2024[8]	6,000	6,238
Freddie Mac, Series K040, Class A2, multifamily 3.241% 2024[8]	4,470	4,675
		275,707
American Funds Insurance Series — Asset Allocation Fund — Page 70 of 147

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. 0.31%	Principal amount (000)	Value (000)
Colombia (Republic of) Global 5.625% 2044	$5,900	$6,667
Province of Manitoba 3.05% 2024	2,600	2,690
Slovenia (Republic of) 5.50% 2022	6,000	6,675
Spanish Government 4.00% 2018[4]	27,000	28,448
United Mexican States Government Global 3.60% 2025	4,000	4,006
United Mexican States Government Global 5.55% 2045	5,000	5,825
		54,311
Asset-backed obligations 0.26%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[8]	4,770	4,763
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[8]	1,605	1,600
Chase Issuance Trust, Series 2014-A7, Class A, 1.38% 2019[8]	8,000	8,002
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[4,8]	5,460	5,456
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[8]	3,910	3,901
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[8]	4,060	4,057
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[4,8]	5,430	5,457
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035[8]	1,449	1,489
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033[8]	267	279
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[8]	1,500	1,498
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[8]	1,900	1,896
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[8]	7,000	6,965
		45,363
Total bonds, notes & other debt instruments (cost: $4,354,101,000)		4,389,982
Short-term securities 9.63%
Abbott Laboratories 0.10% due 2/2/2015[4]	10,000	9,999
Caterpillar Financial Services Corp. 0.10%–0.12% due 1/5/2015–2/19/2015	41,000	40,995
Chariot Funding, LLC 0.22% due 4/23/2015[4]	15,000	14,991
Chevron Corp. 0.10%–0.14% due 1/21/2015–4/10/2015[4]	96,400	96,387
Coca-Cola Co. 0.17% due 4/23/2015[4]	40,000	39,981
Emerson Electric Co. 0.10%–0.13% due 2/26/2015–3/11/2015[4]	42,000	41,989
ExxonMobil Corp. 0.09% due 2/5/2015	12,700	12,698
Fannie Mae 0.07%–0.11% due 1/5/2015–5/18/2015	311,100	311,051
Federal Farm Credit Banks 0.12% due 2/2/2015	25,000	25,000
Federal Home Loan Bank 0.06%–0.16% due 1/22/2015–7/31/2015	524,700	524,591
Freddie Mac 0.07%–0.18% due 2/4/2015–11/3/2015	293,600	293,514
General Electric Capital Corp. 0.19% due 1/5/2015	40,000	40,000
General Electric Co. 0.10% due 1/2/2015	19,900	19,900
John Deere Bank SA 0.11% due 1/14/2015[4]	35,900	35,898
John Deere Capital Corp. 0.09% due 1/8/2015[4]	24,800	24,799
John Deere Financial Ltd. 0.14% due 1/16/2015[4]	21,700	21,699
Paccar Financial Corp. 0.11% due 1/23/2015–1/28/2015	45,000	44,995
Private Export Funding Corp. 0.26% due 1/22/2015[4]	3,400	3,400
Procter & Gamble Co. 0.08% due 1/22/2015[4]	25,000	24,999
United Parcel Service Inc. 0.11% due 1/15/2015[4]	44,700	44,698
Wal-Mart Stores, Inc. 0.07% due 1/13/2015[4]	19,900	19,899
Total short-term securities (cost: $1,691,354,000)		1,691,483
Total investment securities 102.16% (cost: $14,390,845,000)		17,941,405
Other assets less liabilities (2.16)%		(378,537)
Net assets 100.00%		$17,562,868
American Funds Insurance Series — Asset Allocation Fund — Page 71 of 147

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $394,040,000, which represented 2.24% of the net assets of the fund. This amount includes $364,386,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $839,403,000, which represented 4.78% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $10,940,000, which represented .06% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Coupon rate may change periodically.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $0, which represented less than .01% of the net assets of the fund.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[11]	Scheduled interest and/or principal payment was not received.
[12]	A portion or all of the security purchased on a TBA basis.

Private placement securities	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, 2.253% convertible preferred	3/10/2010–1/23/2012	$8,674	$4,649.03%
NewPage Holdings Inc.	6/22/2011–7/24/2014	2,095	1,043.00
Revel AC, Inc.	2/14/2011–10/25/2012	8,939	—	.00
Revel AC, Inc. (CVR)	2/15/2011–3/15/2013	7,911	—	.00
Total private placement securities		$27,620	$5,692.03%

Key to abbreviations
ADR = American Depositary Receipts
CVR = Contingent Value Rights
LOC = Letter of credit
TBA = To be announced
American Funds Insurance Series — Asset Allocation Fund — Page 72 of 147

Global Balanced FundSM
Investment portfolio
December 31, 2014
Common stocks 60.73% Industrials 10.43%	Shares	Value (000)
Cummins Inc.	19,200	$2,768
General Electric Co.	93,700	2,368
KONE Oyj, Class B1	49,600	2,253
Boeing Co.	17,000	2,210
BAE Systems PLC[1]	284,400	2,076
Robert Half International Inc.	30,000	1,751
Schneider Electric SE1	20,000	1,453
Rolls-Royce Holdings PLC[1,2]	105,045	1,415
ASSA ABLOY AB, Class B1	22,000	1,163
Randstad Holding NV1	22,947	1,103
Geberit AG1	3,000	1,019
TransDigm Group Inc.	4,500	884
AB Volvo, Class B1	70,000	756
International Consolidated Airlines Group, SA (CDI)[1,2]	100,000	747
Abertis Infraestructuras, SA, Class A1	27,825	550
		22,516
Financials 9.76%
Link Real Estate Investment Trust[1]	429,509	2,681
Banco Santander, SA1,2	306,406	2,562
ORIX Corp.[1]	182,000	2,275
AIA Group Ltd.[1]	380,000	2,092
JPMorgan Chase & Co.	32,700	2,046
Bankia, SA1,2	1,179,000	1,748
Deutsche Bank AG1	51,750	1,564
Wells Fargo & Co.	24,000	1,316
Prudential PLC[1]	56,000	1,289
BNP Paribas SA1	19,230	1,130
AXA SA1	40,300	931
Goldman Sachs Group, Inc.	3,000	582
Sumitomo Mitsui Financial Group, Inc.[1]	13,500	488
Suncorp Group Ltd.[1]	30,564	348
		21,052
Consumer staples 8.45%
Nestlé SA1	40,240	2,950
Pernod Ricard SA1	22,220	2,464
Lorillard, Inc.	33,900	2,134
British American Tobacco PLC[1]	35,950	1,953
Altria Group, Inc.	31,000	1,527
SABMiller PLC[1]	28,500	1,475
Costco Wholesale Corp.	10,170	1,441
Lenta Ltd. (GDR)[1,2]	191,700	1,296
PepsiCo, Inc.	11,000	1,040
American Funds Insurance Series — Global Balanced Fund — Page 73 of 147

Common stocks Consumer staples (continued)	Shares	Value (000)
Philip Morris International Inc.	12,700	$1,034
Procter & Gamble Co.	10,000	911
		18,225
Information technology 8.14%
ASML Holding NV1	47,969	5,139
Microsoft Corp.	103,000	4,784
Murata Manufacturing Co., Ltd.[1]	12,600	1,376
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	300,000	1,324
Cisco Systems, Inc.	36,000	1,001
OMRON Corp.[1]	20,000	897
Google Inc., Class A2	800	425
Google Inc., Class C2	800	421
Texas Instruments Inc.	15,000	802
Nintendo Co., Ltd.[1]	7,400	771
KLA-Tencor Corp.	9,000	633
		17,573
Health care 6.43%
Merck & Co., Inc.	79,120	4,493
Novartis AG1	27,860	2,562
Humana Inc.	12,780	1,836
AstraZeneca PLC[1]	16,000	1,126
Bayer AG1	8,000	1,094
Novo Nordisk A/S, Class B1	25,000	1,058
Pfizer Inc.	28,000	872
Bristol-Myers Squibb Co.	14,000	826
		13,867
Consumer discretionary 6.38%
Comcast Corp., Class A	49,930	2,897
Home Depot, Inc.	21,030	2,208
SES SA, Class A (FDR)[1]	53,700	1,926
HUGO BOSS AG1	12,600	1,547
Tiffany & Co.	12,600	1,346
Amazon.com, Inc.[2]	4,100	1,272
Industria de Diseño Textil, SA1	32,100	920
Carnival Corp., units	19,000	861
General Motors Co.	22,500	786
		13,763
Energy 3.39%
Royal Dutch Shell PLC, Class B1	71,220	2,447
Chevron Corp.	13,030	1,462
ConocoPhillips	18,906	1,305
Enbridge Inc.	21,055	1,083
Spectra Energy Corp	27,800	1,009
		7,306
Materials 3.19%
MeadWestvaco Corp.	34,000	1,509
Dow Chemical Co.	33,000	1,505
Potash Corp. of Saskatchewan Inc.	36,000	1,272
E.I. du Pont de Nemours and Co.	12,000	887
Nucor Corp.	12,000	589
American Funds Insurance Series — Global Balanced Fund — Page 74 of 147

Common stocks Materials (continued)	Shares	Value (000)
L’Air Liquide SA1	2,556	$315
L’Air Liquide SA, bonus shares[1]	1,724	213
Rio Tinto PLC[1]	11,000	507
Cliffs Natural Resources Inc.	13,000	93
		6,890
Telecommunication services 1.41%
Orange[1]	60,000	1,020
HKT Trust and HKT Ltd., units[1]	702,196	914
Verizon Communications Inc.	13,850	648
Telstra Corp. Ltd.[1]	96,500	469
		3,051
Utilities 1.12%
EDP - Energias de Portugal, SA1	625,000	2,417
Miscellaneous 2.03%
Other common stocks in initial period of acquisition		4,379
Total common stocks (cost: $110,011,000)		131,039
Preferred securities 0.08% Financials 0.08%
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	6,000	166
Total preferred securities (cost: $150,000)		166
Convertible bonds 0.41% Consumer staples 0.41%	Principal amount (000)
Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR9,230	873
Total convertible bonds (cost: $1,198,000)		873
Bonds, notes & other debt instruments 30.38% Bonds & notes of governments & government agencies outside the U.S. 13.58%
Belgium (Kingdom of), Series 68, 2.25% 2023	€300	411
Bermuda Government 5.603% 2020	$200	220
Bermuda Government 4.854% 2024[3]	200	209
Chilean Government 5.50% 2020	CLP50,000	87
Colombia (Republic of), Series B, 5.00% 2018	COP335,000	137
Colombia (Republic of), Series B, 6.00% 2028	453,000	166
Colombia (Republic of) Global 4.375% 2021	$200	212
French Government O.A.T. Eurobond 0.50% 2019	€150	184
French Government O.A.T. Eurobond 1.00% 2018	300	376
French Government O.A.T. Eurobond 2.25% 2024	150	206
French Government O.A.T. Eurobond 1.75% 2024	250	329
French Government O.A.T. Eurobond 3.25% 2045	170	270
German Government, Series 6, 4.00% 2016	100	128
German Government, Series 8, 4.25% 2018	230	321
German Government 3.00% 2020	700	984
German Government 2.25% 2021	60	83
American Funds Insurance Series — Global Balanced Fund — Page 75 of 147

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
German Government 2.00% 2022	€500	$681
German Government 2.50% 2044	225	346
India (Republic of) 7.28% 2019	INR30,000	466
India (Republic of) 8.83% 2023	10,000	167
Indonesia (Republic of), Series 71, 9.00% 2029	IDR400,000	35
Indonesia (Republic of) 8.375% 2034	1,300,000	106
Irish Government 4.50% 2020	€100	146
Irish Government 5.00% 2020	100	152
Irish Government 3.90% 2023	510	753
Irish Government 3.40% 2024	250	359
Irish Government 5.40% 2025	100	167
Irish Government 2.40% 2030	50	65
Israeli Government 3.15% 2023	$400	409
Italian Government 4.25% 2020	€500	704
Italian Government 5.50% 2022	275	427
Italian Government 4.50% 2024	400	596
Italian Government 4.75% 2044	50	78
Japanese Government, Series 269, 1.30% 2015	¥12,500	105
Japanese Government, Series 336, 0.10% 2016	5,000	42
Japanese Government, Series 115, 0.20% 2018	85,000	715
Japanese Government, Series 315, 1.20% 2021	30,000	269
Japanese Government, Series 17, 0.10% 2023[4]	10,360	91
Japanese Government, Series 116, 2.20% 2030	33,000	335
Japanese Government, Series 36, 2.00% 2042	20,000	197
Japanese Government, Series 42, 1.70% 2044	25,000	231
Morocco Government 4.25% 2022	$200	201
Netherlands Government 1.00% 2017	100	100
Netherlands Government Eurobond 4.00% 2019	€150	214
Netherlands Government Eurobond 2.25% 2022	625	860
Netherlands Government Eurobond 2.00% 2024	175	238
Netherlands Government Eurobond 5.50% 2028	100	189
Norwegian Government 4.25% 2017	NKr1,370	198
Norwegian Government 3.75% 2021	2,900	449
Norwegian Government 3.00% 2024	4,200	635
Polish Government, Series 1020, 5.25% 2020	PLN3,250	1,068
Polish Government, Series 1021, 5.75% 2021	2,070	711
Queensland Treasury Corp., Series 24, 5.75% 2024	A$370	367
Russian Federation 6.20% 2018	RUB6,900	90
Russian Federation 7.50% 2018	11,600	155
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR3,525	304
South Africa (Republic of), Series R-214, 6.50% 2041	2,900	195
South Korean Government, Series 2106, 4.25% 2021	KRW412,000	416
Spanish Government 4.00% 2018[3]	$500	527
Spanish Government 5.40% 2023	€670	1,061
Spanish Government 2.75% 2024	490	654
State of Qatar 3.125% 2017[3]	$250	261
Swedish Government, Series 1057, 1.50% 2023	SKr6,400	870
United Kingdom 2.75% 2015	£200	312
United Kingdom 1.25% 2018	70	110
United Kingdom 1.75% 2019	300	480
United Kingdom 2.00% 2020	150	242
United Kingdom 3.75% 2020	75	133
United Kingdom 1.75% 2022	550	870
United Kingdom 2.25% 2023	355	580
United Kingdom 5.00% 2025	100	203
American Funds Insurance Series — Global Balanced Fund — Page 76 of 147

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Kingdom 4.50% 2034	£60	$125
United Kingdom 4.75% 2038	70	156
United Kingdom 4.25% 2040	50	105
United Kingdom 3.25% 2044	250	450
United Kingdom 4.25% 2046	250	542
United Mexican States Government 4.00% 2019[4]	MXN3,166	235
United Mexican States Government 2.00% 2022[4]	3,694	247
United Mexican States Government Global 3.60% 2025	$200	200
United Mexican States Government 4.00% 2040[4]	MXN2,639	202
United Mexican States Government, Series M10, 8.00% 2015	1,800	127
United Mexican States Government, Series M10, 7.75% 2017	5,500	408
United Mexican States Government, Series M, 6.50% 2021	13,000	930
United Mexican States Government, Series M20, 10.00% 2024	7,600	676
United Mexican States Government, Series M30, 10.00% 2036	2,500	238
		29,299
U.S. Treasury bonds & notes 6.96% U.S. Treasury 5.20%
U.S. Treasury 1.75% 2015	$145	146
U.S. Treasury 1.50% 2016	70	71
U.S. Treasury 2.00% 2016	70	71
U.S. Treasury 0.875% 2017	400	399
U.S. Treasury 1.00% 2017	445	447
U.S. Treasury 0.625% 2018	200	196
U.S. Treasury 0.875% 2018	200	199
U.S. Treasury 1.25% 2018	1,000	994
U.S. Treasury 1.375% 2018	500	501
U.S. Treasury 1.375% 2018	300	300
U.S. Treasury 1.50% 2018	200	201
U.S. Treasury 1.25% 2019	50	50
U.S. Treasury 1.50% 2019	500	497
U.S. Treasury 1.625% 2019	1,925	1,930
U.S. Treasury 1.625% 2019	1,110	1,111
U.S. Treasury 1.625% 2019	750	751
U.S. Treasury 1.75% 2019	400	402
U.S. Treasury 3.125% 2019	225	240
U.S. Treasury 1.375% 2020	150	147
U.S. Treasury 3.50% 2020	200	218
U.S. Treasury 2.00% 2021	108	109
U.S. Treasury 2.125% 2021	200	202
U.S. Treasury 2.00% 2022	75	75
U.S. Treasury 1.75% 2023	100	97
U.S. Treasury 2.25% 2024	250	252
U.S. Treasury 2.50% 2024	500	515
U.S. Treasury 4.375% 2038	100	131
U.S. Treasury 2.875% 2043	480	491
U.S. Treasury 3.75% 2043	200	241
U.S. Treasury 3.375% 2044	200	225
		11,209
U.S. Treasury inflation-protected securities 1.76%
U.S. Treasury Inflation-Protected Security 0.125% 2017[4]	125	126
U.S. Treasury Inflation-Protected Security 0.125% 2019[4]	1,277	1,265
U.S. Treasury Inflation-Protected Security 0.375% 2023[4]	459	456
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	150	145
American Funds Insurance Series — Global Balanced Fund — Page 77 of 147

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	$1,170	$1,181
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	63	74
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	484	553
		3,800
Total U.S. Treasury bonds & notes		15,009
Corporate bonds & notes 6.79% Financials 1.96%
American Campus Communities, Inc. 3.75% 2023	100	100
American International Group, Inc. 4.125% 2024	100	107
AvalonBay Communities, Inc. 3.625% 2020	100	104
AvalonBay Communities, Inc. 2.85% 2023	20	19
Bank of America Corp. 4.00% 2024	375	391
Barclays Bank PLC 6.625% 2022	€140	219
Berkshire Hathaway Inc. 3.00% 2022	$75	76
BNP Paribas 5.00% 2021	100	113
Boston Properties, Inc. 3.70% 2018	100	106
CaixaBank, SA 5.00% 2023[5]	€100	130
Citigroup Inc. 3.953% 2016	$75	78
Citigroup Inc. 4.45% 2017	75	79
Citigroup Inc. 3.75% 2024	105	108
Corporate Office Properties Trust 3.60% 2023	65	63
Goldman Sachs Group, Inc. 5.75% 2022	70	81
Goldman Sachs Group, Inc. 3.625% 2023	150	152
Goldman Sachs Group, Inc. 4.00% 2024	60	62
HSBC Holdings PLC 4.00% 2022	100	107
JPMorgan Chase & Co. 3.25% 2022	28	28
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated)[5]	135	143
Kimco Realty Corp., Series C, 5.783% 2016	100	105
Lloyds Banking Group PLC 6.50% 2020	€210	314
Morgan Stanley 1.75% 2016	$150	151
Morgan Stanley 3.70% 2024	55	56
PNC Financial Services Group, Inc. 2.854% 2022	100	99
Prologis, Inc. 3.375% 2024	€100	139
Rabobank Nederland 3.875% 2023	100	138
Simon Property Group, LP 3.375% 2022	$100	103
VEB Finance Ltd. 6.902% 2020[3]	100	81
WEA Finance LLC 2.70% 2019[3]	200	200
WEA Finance LLC 3.75% 2024[3]	200	203
Wells Fargo & Co. 4.60% 2021	100	111
Wells Fargo & Co. 3.30% 2024	250	252
		4,218
Energy 1.09%
Chevron Corp. 2.355% 2022	150	146
Devon Energy Corp. 3.25% 2022	90	89
Ecopetrol SA 5.875% 2045	100	93
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	68
Gazprom OJSC 5.875% 2015	€100	120
Kinder Morgan Energy Partners, LP 3.50% 2016	$100	102
Kinder Morgan Energy Partners, LP 3.50% 2021	30	30
Kinder Morgan Energy Partners, LP 5.50% 2044	200	204
Kinder Morgan, Inc. 4.30% 2025	150	151
American Funds Insurance Series — Global Balanced Fund — Page 78 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Pemex Project Funding Master Trust 5.75% 2018	$200	$216
Petrobras International Finance Co. 5.375% 2021	80	74
Petróleos Mexicanos 4.875% 2022	100	105
Petróleos Mexicanos 6.50% 2041	45	52
Spectra Energy Partners, LP 2.95% 2016	75	77
Statoil ASA 3.125% 2017	40	42
Statoil ASA 1.95% 2018	25	25
Statoil ASA 3.15% 2022	160	162
Statoil ASA 3.70% 2024	50	52
StatoilHydro ASA 2.45% 2023	100	95
Total Capital International 2.875% 2022	250	248
Transocean Inc. 5.05% 2016	25	25
Transocean Inc. 2.50% 2017	25	22
Transocean Inc. 6.375% 2021	50	46
Williams Partners LP 4.50% 2023	100	101
		2,345
Health care 0.83%
AbbVie Inc. 2.90% 2022	60	59
Aetna Inc. 2.75% 2022	50	49
Bayer AG 3.375% 2024[3]	200	204
Becton, Dickinson and Co. 3.734% 2024	75	77
Gilead Sciences, Inc. 3.70% 2024	100	105
Gilead Sciences, Inc. 3.50% 2025	200	206
Humana Inc. 3.15% 2022	100	97
Medtronic, Inc. 3.50% 2025[3]	250	256
Novartis Capital Corp. 2.90% 2015	50	50
Novartis Capital Corp. 3.40% 2024	100	104
Novartis Securities Investment Ltd. 5.125% 2019	25	28
Pfizer Inc. 2.10% 2019	100	101
Pfizer Inc. 3.40% 2024	200	209
Pfizer Inc. 4.40% 2044	200	218
Roche Holdings, Inc. 6.00% 2019[3]	29	34
		1,797
Telecommunication services 0.73%
Deutsche Telekom International Finance BV 2.25% 2017[3]	150	152
Deutsche Telekom International Finance BV 6.00% 2017	€75	101
Orange SA 2.75% 2019	$140	143
Verizon Communications Inc. 2.625% 2020[3]	40	40
Verizon Communications Inc. 2.45% 2022	125	118
Verizon Communications Inc. 5.15% 2023	630	696
Verizon Communications Inc. 3.50% 2024	253	249
Verizon Communications Inc. 6.55% 2043	34	44
Verizon Communications Inc. 4.862% 2046[3]	33	34
		1,577
Consumer staples 0.60%
Altria Group, Inc. 2.625% 2020	100	100
Altria Group, Inc. 4.75% 2021	150	166
Altria Group, Inc. 4.25% 2042	150	144
Coca-Cola Co. 1.80% 2016	85	86
ConAgra Foods, Inc. 1.90% 2018	25	25
Kraft Foods Inc. 3.50% 2022	100	103
American Funds Insurance Series — Global Balanced Fund — Page 79 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
PepsiCo, Inc. 2.50% 2016	$50	$51
Pernod Ricard SA 4.45% 2022[3]	150	161
Philip Morris International Inc. 1.875% 2019	100	100
Philip Morris International Inc. 2.90% 2021	100	102
Procter & Gamble Co. 1.45% 2016	20	20
Wal-Mart Stores, Inc. 2.80% 2016	150	154
Wal-Mart Stores, Inc. 2.55% 2023	75	74
		1,286
Industrials 0.45%
Boeing Company 0.95% 2018	45	44
Burlington Northern Santa Fe LLC 3.40% 2024	35	36
General Electric Capital Corp. 2.30% 2017	165	169
General Electric Capital Corp. 3.15% 2022	50	51
General Electric Capital Corp. 3.10% 2023	100	101
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[5]	100	117
Red de Carreteras de Occidente 9.00% 2028[6]	MXN2,000	133
Union Pacific Corp. 2.95% 2023	$100	101
United Technologies Corp. 3.10% 2022	215	220
		972
Consumer discretionary 0.40%
Comcast Corp. 4.65% 2042	75	82
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	150	151
McDonald’s Corp. 3.50% 2020	50	53
NBCUniversal Media, LLC 4.375% 2021	50	55
President & Fellows of Harvard College 3.619% 2037	150	151
Thomson Reuters Corp. 4.30% 2023	75	80
Time Warner Inc. 4.75% 2021	150	164
Viacom Inc. 4.25% 2023	55	57
Viacom Inc. 3.875% 2024	75	75
		868
Utilities 0.39%
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	125	139
Berkshire Hathaway Energy Co. 3.50% 2025[3]	150	151
Duke Energy Corp. 3.75% 2024	70	73
E.ON International Finance BV 5.80% 2018[3]	25	28
MidAmerican Energy Holdings Co. 2.00% 2018	100	100
National Grid PLC 6.30% 2016	40	43
Niagara Mohawk Power Corp. 3.508% 2024[3]	85	88
Pacific Gas and Electric Co. 3.85% 2023	70	73
PacifiCorp., First Mortgage Bonds, 3.60% 2024	30	31
PSEG Power LLC 2.75% 2016	15	16
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	100	104
		846
Information technology 0.27%
First Data Corp. 7.375% 2019[3]	75	79
International Business Machines Corp. 1.95% 2016	200	204
International Business Machines Corp. 1.25% 2018	100	99
Samsung Electronics America, Inc. 1.75% 2017[3]	200	201
		583
American Funds Insurance Series — Global Balanced Fund — Page 80 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials 0.07%	Principal amount (000)	Value (000)
Monsanto Co. 4.40% 2044	$100	$104
Rio Tinto Finance (USA) Ltd. 2.50% 2016	50	51
		155
Total corporate bonds & notes		14,647
Mortgage-backed obligations 3.05%
Fannie Mae 2.50% 2028[6]	178	182
Fannie Mae 5.00% 2041[6]	94	105
Fannie Mae 5.00% 2041[6]	36	40
Fannie Mae 4.50% 2041[6]	101	111
Fannie Mae 4.00% 2043[6]	306	329
Fannie Mae 3.50% 2045[6,7]	750	781
Fannie Mae 4.50% 2045[6,7]	1,050	1,140
Fannie Mae 3.50% 2045[6,7]	1,625	1,689
Fannie Mae 4.00% 2045[6,7]	1,825	1,942
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3,6]	230	230
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.755% 2031[3,5,6]	30	32
		6,581
Total bonds, notes & other debt instruments (cost: $66,396,000)		65,536
Short-term securities 10.52%
Federal Home Loan Bank 0.10% due 2/20/2015	6,500	6,500
Freddie Mac 0.05% due 1/9/2015	5,900	5,900
General Electric Co. 0.10% due 1/2/2015	3,300	3,300
Sumitomo Mitsui Banking Corp. 0.12% due 1/13/2015[3]	3,000	3,000
Victory Receivables Corp. 0.16% due 1/5/2015[3]	4,000	4,000
Total short-term securities (cost: $22,699,000)		22,700
Total investment securities 102.12% (cost: $200,454,000)		220,314
Other assets less liabilities (2.12)%		(4,565)
Net assets 100.00%		$215,749
American Funds Insurance Series — Global Balanced Fund — Page 81 of 147

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $69,790,000, which represented 32.35% of the net assets of the fund. This amount includes $69,262,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,322,000, which represented 4.78% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	A portion or all of the security purchased on a TBA basis.

Key to abbreviations and symbols
CDI = CREST Depository Interest	CLP = Chilean pesos	INR = Indian rupees	PLN = Polish zloty
FDR = Fiduciary Depositary Receipts	COP = Colombian pesos	¥ = Japanese yen	RUB = Russian rubles
GDR = Global Depositary Receipts	€ = Euros	KRW = South Korean won	SKr = Swedish kronor
TBA = To be announced	£ = British pounds	MXN = Mexican pesos	ZAR = South African rand
A$ = Australian dollars	IDR = Indonesian rupiah	NKr = Norwegian kroner
American Funds Insurance Series — Global Balanced Fund — Page 82 of 147

Bond FundSM
Investment portfolio
December 31, 2014
Bonds, notes & other debt instruments 95.74% U.S. Treasury bonds & notes 37.80% U.S. Treasury 30.56%	Principal amount (000)	Value (000)
U.S. Treasury 0.625% 2016[1]	$25,000	$25,034
U.S. Treasury 7.50% 2016	35,000	39,468
U.S. Treasury 0.75% 2017[1]	109,229	108,819
U.S. Treasury 8.75% 2017	50,000	59,313
U.S. Treasury 0.75% 2018	16,250	16,005
U.S. Treasury 1.00% 2018	12,500	12,377
U.S. Treasury 1.25% 2018	218,100	216,702
U.S. Treasury 1.25% 2018	21,750	21,592
U.S. Treasury 1.375% 2018	108,000	108,110
U.S. Treasury 1.50% 2018	86,875	87,289
U.S. Treasury 1.00% 2019	32,750	31,958
U.S. Treasury 1.50% 2019	185,000	183,822
U.S. Treasury 1.50% 2019	178,755	177,602
U.S. Treasury 1.50% 2019	43,000	43,024
U.S. Treasury 1.625% 2019	310,000	310,825
U.S. Treasury 1.625% 2019	152,750	152,910
U.S. Treasury 1.625% 2019	152,625	152,875
U.S. Treasury 1.625% 2019	573	572
U.S. Treasury 1.75% 2019	155,320	156,205
U.S. Treasury 1.125% 2020	67,300	65,381
U.S. Treasury 1.25% 2020	44,425	43,488
U.S. Treasury 1.375% 2020	68,250	66,979
U.S. Treasury 2.00% 2020	17,000	17,146
U.S. Treasury 8.75% 2020	40,000	55,000
U.S. Treasury 2.125% 2021	55,000	55,560
U.S. Treasury 3.625% 2021	7,500	8,260
U.S. Treasury 1.625% 2022	22,776	22,088
U.S. Treasury 1.625% 2022	22,665	22,035
U.S. Treasury 1.75% 2023	22,750	22,142
U.S. Treasury 2.00% 2023	44,809	44,613
U.S. Treasury 2.25% 2024	96,985	97,682
U.S. Treasury 2.375% 2024	180,000	183,290
U.S. Treasury 2.75% 2024	40,050	42,134
U.S. Treasury 7.625% 2025	20,000	29,969
U.S. Treasury 6.125% 2027	25,000	35,598
U.S. Treasury 3.75% 2041	19,565	23,600
U.S. Treasury 3.625% 2043	75,400	88,713
U.S. Treasury 3.00% 2044	88,679	93,189
U.S. Treasury 3.125% 2044	3,341	3,596
		2,924,965
U.S. Treasury inflation-protected securities 7.24%
U.S. Treasury Inflation-Protected Security 0.50% 2015[2]	41,286	40,750
U.S. Treasury Inflation-Protected Security 1.625% 2015[2]	21,035	20,997
U.S. Treasury Inflation-Protected Security 0.125% 2018[2]	12,327	12,296
American Funds Insurance Series — Bond Fund — Page 83 of 147

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2019[2]	$150,739	$149,387
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	3,307	3,212
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	74,152	71,752
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	189,641	191,355
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	4,785	5,506
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	172,855	197,385
		692,640
Total U.S. Treasury bonds & notes		3,617,605
Corporate bonds & notes 29.87% Financials 7.40%
ACE INA Holdings Inc. 2.60% 2015	2,580	2,621
ACE INA Holdings Inc. 3.35% 2024	350	354
Alexandria Real Estate Equities, Inc. 2.75% 2020	3,720	3,689
Alexandria Real Estate Equities, Inc. 3.90% 2023	3,690	3,708
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	154
American Campus Communities, Inc. 3.75% 2023	4,050	4,050
American Campus Communities, Inc. 4.125% 2024	6,680	6,760
American Express Co. 6.15% 2017	2,500	2,787
American Express Co. 1.55% 2018	8,500	8,426
American International Group, Inc. 2.30% 2019	3,050	3,056
American International Group, Inc. 3.375% 2020	1,155	1,201
American International Group, Inc. 4.125% 2024	3,300	3,520
American International Group, Inc. 4.50% 2044	3,945	4,185
American Tower Corp. 3.40% 2019	7,525	7,666
Assicurazioni Generali SPA 7.75% 2042[3]	€3,100	4,701
Assicurazioni Generali SPA 10.125% 2042	3,800	6,380
AvalonBay Communities, Inc. 3.625% 2020	$5,885	6,129
AXA SA 8.60% 2030	2,625	3,573
Bank of America Corp. 3.75% 2016	3,415	3,539
Bank of America Corp. 2.60% 2019	14,463	14,584
Bank of America Corp., Series L, 2.65% 2019	11,412	11,507
Bank of America Corp. 3.30% 2023	6,995	7,003
Bank of America Corp. 4.00% 2024	1,480	1,543
Bank of America Corp. junior subordinated 6.50% noncumulative (undated)[3]	900	918
Barclays Bank PLC 2.50% 2019	5,175	5,249
Barclays Bank PLC 6.00% 2021	€6,775	10,070
Barclays Bank PLC 10.179% 2021[4]	$13,250	17,834
BB&T Corp. 2.45% 2020	13,000	12,981
Berkshire Hathaway Inc. 4.40% 2042	735	794
BNP Paribas 4.25% 2024	660	668
BPCE SA group 2.50% 2019	300	302
BPCE SA group 5.70% 2023[4]	23,390	25,191
BPCE SA group 4.50% 2025[4]	3,225	3,158
Brandywine Operating Partnership, LP 4.95% 2018	5,295	5,696
CIT Group Inc. 3.875% 2019	2,100	2,100
CIT Group Inc., Series C, 5.50% 2019[4]	2,750	2,910
Citigroup Inc. 2.50% 2019	10,750	10,766
Citigroup Inc. 2.55% 2019	17,239	17,370
Citigroup Inc. 8.50% 2019	969	1,209
Citigroup Inc., Series N, junior subordinated 5.80% (undated)[3]	3,840	3,850
CME Group Inc. 5.30% 2043	3,995	4,860
CNA Financial Corp. 6.50% 2016	3,750	4,059
American Funds Insurance Series — Bond Fund — Page 84 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
CNA Financial Corp. 7.35% 2019	$1,800	$2,153
CNA Financial Corp. 7.25% 2023	3,000	3,747
CNA Financial Corp. 3.95% 2024	455	461
Credit Suisse Group AG 1.375% 2017	10,750	10,729
Credit Suisse Group AG 2.30% 2019	10,750	10,743
Credit Suisse Group AG 3.00% 2021	1,000	997
Crescent Resources 10.25% 2017[4]	1,350	1,455
DCT Industrial Trust Inc. 4.50% 2023	3,760	3,923
Developers Diversified Realty Corp. 5.50% 2015	1,105	1,121
Developers Diversified Realty Corp. 9.625% 2016	10,920	11,993
Developers Diversified Realty Corp. 7.50% 2017	2,650	2,971
Developers Diversified Realty Corp. 4.75% 2018	775	828
Developers Diversified Realty Corp. 7.875% 2020	3,155	3,896
ERP Operating LP 7.125% 2017	380	434
ERP Operating LP 3.00% 2023	2,735	2,672
Essex Portfolio L.P. 3.25% 2023	685	664
Essex Portfolio L.P. 3.875% 2024	1,500	1,529
Goldman Sachs Group, Inc. 2.55% 2019	2,980	2,969
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,789
Goldman Sachs Group, Inc. 3.625% 2023	5,000	5,072
Goldman Sachs Group, Inc. 3.85% 2024	11,490	11,798
Goldman Sachs Group, Inc. 4.00% 2024	17,650	18,344
Goldman Sachs Group, Inc., Series L, 5.70% 2049[3]	1,182	1,200
Goodman Funding Pty Ltd. 6.00% 2022[4]	11,850	13,525
HBOS PLC 6.75% 2018[4]	8,315	9,288
Hospitality Properties Trust 6.30% 2016	300	314
Hospitality Properties Trust 5.625% 2017	2,900	3,108
Hospitality Properties Trust 6.70% 2018	6,140	6,788
Hospitality Properties Trust 5.00% 2022	1,470	1,551
Hospitality Properties Trust 4.50% 2023	3,705	3,777
Hospitality Properties Trust 4.50% 2025	1,925	1,942
HSBC Holdings PLC 5.25% 2044	975	1,096
Intercontinentalexchange, Inc. 2.50% 2018	1,295	1,320
Intercontinentalexchange, Inc. 4.00% 2023	2,445	2,578
Intesa Sanpaolo SpA 5.017% 2024[4]	1,955	1,901
iStar Financial Inc. 4.875% 2018	1,650	1,627
iStar Financial Inc. 5.00% 2019	3,725	3,632
JPMorgan Chase & Co. 3.40% 2015	7,000	7,092
JPMorgan Chase & Co. 3.875% 2024	1,540	1,543
JPMorgan Chase & Co., Series-V, junior subordinated, perpetual, 5.00% (undated)[3]	1,000	983
Kimco Realty Corp., Series C, 4.904% 2015	1,120	1,126
Kimco Realty Corp. 5.70% 2017	4,250	4,632
Kimco Realty Corp. 6.875% 2019	3,975	4,716
Leucadia National Corp. 5.50% 2023	770	791
Liberty Mutual Group Inc. 6.70% 2016[4]	3,750	4,071
Liberty Mutual Group Inc. 4.85% 2044[4]	1,525	1,556
Lloyds Banking Group PLC 6.50% 2020[4]	875	1,015
Lloyds Banking Group PLC 4.50% 2024	11,900	12,032
Merrill Lynch & Co., Inc. 4.625% 2018	€6,515	8,877
MetLife Capital Trust IV, junior subordinated 7.875% 2067[3,4]	$2,505	3,213
MetLife Capital Trust X, junior subordinated 9.25% 2068[3,4]	300	431
MetLife Global Funding I 2.30% 2019[4]	675	678
Metlife, Inc. 3.60% 2024	1,055	1,085
Morgan Stanley 3.80% 2016	5,000	5,168
American Funds Insurance Series — Bond Fund — Page 85 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 2.125% 2018	$23,980	$24,015
Morgan Stanley 2.375% 2019	4,675	4,661
Morgan Stanley 2.50% 2019	14,600	14,627
Morgan Stanley 3.70% 2024	10,991	11,163
Morgan Stanley, Series F, 3.875% 2024	1,300	1,336
New York Life Global Funding 1.45% 2017[4]	1,250	1,247
New York Life Global Funding 2.10% 2019[4]	1,250	1,256
NN Group NV, 4.50% (undated)[3]	€8,750	10,580
Nordea Bank AB 4.875% 2021[4]	$700	759
Piedmont Operating Partnership LP 3.40% 2023	365	354
PNC Bank 2.40% 2019	13,500	13,572
PNC Financial Services Group, Inc. 2.854% 2022	6,050	5,960
PNC Financial Services Group, Inc. 3.90% 2024	1,000	1,018
PNC Funding Corp. 3.30% 2022	9,000	9,270
PRICOA Global Funding I 1.35% 2017[4]	300	299
Prologis, Inc. 2.75% 2019	6,630	6,731
Prologis, Inc. 3.35% 2021	10,900	11,061
Prologis, Inc. 4.25% 2023	7,410	7,843
Prudential Financial, Inc. 2.30% 2018	2,175	2,202
Prudential Financial, Inc. 3.50% 2024	12,395	12,624
Prudential Financial, Inc. 4.60% 2044	925	979
QBE Insurance Group Ltd. 2.40% 2018[4]	5,710	5,715
Rabobank Nederland 4.625% 2023	15,185	16,136
Realogy Corp. 4.50% 2019[4]	1,800	1,791
Realogy Corp. 5.25% 2021[4]	925	903
Realogy Corp., LOC, 4.40% 2016[3,5,6]	132	131
Regions Financial Corp., Series A-I, 5.20% 2015	205	207
Regions Financial Corp. 5.75% 2015	1,840	1,878
Regions Financial Corp. 2.00% 2018	11,475	11,373
Royal Bank of Canada 1.50% 2018	2,700	2,687
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[3,4]	2,450	2,769
RSA Insurance Group PLC 9.375% 2039[3]	£6,450	12,369
Ryman Hospitality Properties, Inc. 5.00% 2021	$2,800	2,800
Scentre Group 2.375% 2019[4]	3,605	3,583
Scentre Group, 3.50% 2025[4]	6,190	6,227
Simon Property Group, LP 10.35% 2019	5,655	7,403
Svenska Handelsbanken AB 2.25% 2019	1,000	1,006
UBS AG 5.75% 2018	2,240	2,522
UDR, Inc., Series A, 5.25% 2015	5,400	5,407
UDR, Inc. 3.70% 2020	500	519
Unum Group 7.125% 2016	3,400	3,717
Unum Group 5.625% 2020	1,100	1,242
UnumProvident Finance Co. PLC 6.85% 2015[4]	767	804
WEA Finance LLC 1.75% 2017[4]	540	537
WEA Finance LLC 2.70% 2019[4]	7,610	7,616
WEA Finance LLC 3.75% 2024[4]	3,375	3,432
Wells Fargo & Co. 3.30% 2024	5,480	5,521
		707,917
Energy 3.86%
Alpha Natural Resources, Inc. 9.75% 2018	1,000	455
Alpha Natural Resources, Inc. 6.00% 2019	503	161
Alpha Natural Resources, Inc. 7.50% 2020[4]	3,000	1,897
Alpha Natural Resources, Inc. 6.25% 2021	1,425	442
American Funds Insurance Series — Bond Fund — Page 86 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
American Energy (Marcellus), Term Loan B, 5.25% 2020[3,5,6]	$550	$487
American Energy (Marcellus), Term Loan A, 8.50% 2021[3,5,6]	1,875	1,608
American Energy (Permian Basin) 7.125% 2020[4]	2,075	1,546
American Energy (Permian Basin) 7.375% 2021[4]	725	537
American Energy (Woodford LLC), 9.00% 2022[4]	1,000	650
Anadarko Petroleum Corp. 6.375% 2017	10,000	11,126
Anadarko Petroleum Corp. 8.70% 2019	1,255	1,539
Arch Coal, Inc. 7.00% 2019	1,875	572
Arch Coal, Inc. 7.25% 2021	1,525	452
Boardwalk Pipeline Partners 3.375% 2023	3,750	3,422
Boardwalk Pipelines, LP 4.95% 2024	1,525	1,519
BP Capital Markets PLC 0.657% 2016[3]	14,560	14,569
Canadian Natural Resources Ltd. 3.45% 2021	3,440	3,399
Canadian Natural Resources Ltd. 3.80% 2024	280	275
Cenovus Energy Inc. 3.80% 2023	1,120	1,096
Chevron Corp. 2.193% 2019	2,145	2,155
Chevron Corp. 2.355% 2022	5,000	4,857
CONSOL Energy Inc. 8.25% 2020	4,900	5,102
CONSOL Energy Inc. 5.875% 2022[4]	2,625	2,454
Denbury Resources Inc. 4.625% 2023	1,000	872
Devon Energy Corp. 2.25% 2018	7,310	7,290
Devon Energy Corp. 3.25% 2022	5,200	5,117
Diamond Offshore Drilling, Inc. 4.875% 2043	10,375	8,870
Ecopetrol SA 5.875% 2045	2,165	2,013
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	9,000
Enbridge Energy Partners, LP 9.875% 2019	10,500	13,295
Enbridge Energy Partners, LP 5.20% 2020	5,655	6,169
Enbridge Energy Partners, LP 4.20% 2021	9,025	9,440
Enbridge Inc. 4.00% 2023	7,030	6,878
Enbridge Inc. 4.50% 2044	5,250	4,550
EnLink Midstream Partners, LP 2.70% 2019	155	153
EnLink Midstream Partners, LP 4.40% 2024	525	533
EnLink Midstream Partners, LP 5.05% 2045	1,880	1,823
Enterprise Products Operating LLC 2.55% 2019	2,095	2,076
Enterprise Products Operating LLC 5.20% 2020	1,260	1,391
Enterprise Products Operating LLC 4.05% 2022	5,000	5,196
Enterprise Products Operating LLC 3.35% 2023	1,275	1,263
Enterprise Products Operating LLC 3.90% 2024	885	903
Enterprise Products Operating LLC 3.75% 2025	7,010	7,051
Enterprise Products Operating LLC 4.85% 2044	2,580	2,701
Exxon Mobil Corp. 1.819% 2019	880	883
Exxon Mobil Corp. 3.176% 2024	440	455
Harvest Operations Corp. 2.125% 2018[4]	840	836
Husky Energy Inc. 7.25% 2019	3,390	3,979
Jupiter Resources Inc. 8.50% 2022[4]	2,000	1,515
Kinder Morgan Energy Partners, LP 6.85% 2020	7,650	8,797
Kinder Morgan Energy Partners, LP 3.50% 2021	555	547
Kinder Morgan Energy Partners, LP 3.50% 2023	3,175	3,020
Kinder Morgan Energy Partners, LP 4.15% 2024	4,025	4,022
Kinder Morgan Energy Partners, LP 4.25% 2024	1,080	1,084
Kinder Morgan Energy Partners, LP 6.50% 2037	900	1,015
Kinder Morgan Energy Partners, LP 5.00% 2043	525	501
Kinder Morgan Energy Partners, LP 5.40% 2044	5,845	5,878
Kinder Morgan Energy Partners, LP 5.50% 2044	1,680	1,714
American Funds Insurance Series — Bond Fund — Page 87 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan, Inc. 4.30% 2025	$9,150	$9,199
Kinder Morgan, Inc. 5.30% 2034	1,895	1,929
Kinder Morgan, Inc. 5.55% 2045	9,650	9,920
NGL Energy Partners LP 6.875% 2021[4]	1,000	990
NGPL PipeCo LLC 7.119% 2017[4]	3,025	2,987
NGPL PipeCo LLC 9.625% 2019[4]	4,850	4,886
Oasis Petroleum Inc. 6.875% 2022	1,125	1,029
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[4,5]	2,691	2,469
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[4,5]	217	195
PDC Energy Inc. 7.75% 2022	2,275	2,173
Peabody Energy Corp. 6.00% 2018	3,300	3,011
Peabody Energy Corp. 6.25% 2021	2,200	1,889
Petrobras Global Finance Co. 6.25% 2024	6,455	6,158
Petrobras International Finance Co. 2.875% 2015	1,000	996
Petrobras International Finance Co. 5.75% 2020	190	184
Petrobras International Finance Co. 5.375% 2021	2,360	2,199
Petrobras International Finance Co. 6.875% 2040	2,240	2,084
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[4,5]	2,124	2,007
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5]	678	731
Ras Laffan Liquefied Natural Gas III 5.832% 2016[5]	758	791
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,375	3,459
Rice Energy Inc. 6.25% 2022[4]	1,075	1,005
Sabine Pass Liquefaction, LLC 5.625% 2021	3,300	3,259
Sabine Pass Liquefaction, LLC 5.625% 2023	1,300	1,277
Sabine Pass Liquefaction, LLC 5.75% 2024	1,330	1,312
Samson Investment Co. 9.75% 2020	4,000	1,677
Samson Investment Co., Term Loan B, 5.00% 2018[3,5,6]	150	119
Shell International Finance BV 3.10% 2015	5,000	5,064
Spectra Energy Partners, LP 2.95% 2018	1,615	1,654
Spectra Energy Partners, LP 4.75% 2024	1,150	1,235
Statoil ASA 0.524% 2018[3]	5,275	5,273
Statoil ASA 1.95% 2018	6,640	6,645
Statoil ASA 2.25% 2019	1,640	1,643
Statoil ASA 2.75% 2021	4,350	4,370
Statoil ASA 3.25% 2024	4,945	4,972
Tesoro Logistics LP 5.50% 2019[4]	525	522
Tesoro Logistics LP 6.25% 2022[4]	2,200	2,205
Total Capital Canada Ltd. 2.75% 2023	2,140	2,080
Total Capital International 3.75% 2024	12,000	12,458
TransCanada PipeLines Ltd. 6.50% 2018	10,900	12,376
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[3]	11,145	10,839
Transocean Inc. 2.50% 2017	795	703
Transocean Inc. 6.375% 2021	4,435	4,097
Transocean Inc. 3.80% 2022	2,780	2,256
Western Gas Partners LP 2.60% 2018	280	281
Williams Companies, Inc. 4.55% 2024	2,590	2,413
Williams Partners LP 3.80% 2015	2,950	2,959
Williams Partners LP 5.25% 2020	6,035	6,559
Williams Partners LP 4.50% 2023	500	505
Williams Partners LP 4.30% 2024	10,060	10,060
Williams Partners LP 3.90% 2025	1,680	1,618
Williams Partners LP 5.40% 2044	555	545
American Funds Insurance Series — Bond Fund — Page 88 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Partners LP 4.90% 2045	$455	$428
Woodside Finance Ltd. 4.60% 2021[4]	6,535	6,972
		369,817
Health care 3.84%
AbbVie Inc. 1.75% 2017	9,750	9,779
AbbVie Inc. 2.90% 2022	19,050	18,788
AbbVie Inc. 4.40% 2042	1,115	1,155
Aetna Inc. 1.50% 2017	3,755	3,729
Aetna Inc. 2.20% 2019	400	398
Aetna Inc. 4.75% 2044	250	277
Amgen Inc. 2.20% 2019	70	70
Baxter International Inc. 1.85% 2018	2,565	2,555
Bayer AG 2.375% 2019[4]	6,855	6,890
Bayer AG 3.00% 2021[4]	1,000	1,010
Bayer AG 3.375% 2024[4]	1,590	1,621
Becton, Dickinson and Co. 1.80% 2017	8,750	8,789
Becton, Dickinson and Co. 2.675% 2019	4,425	4,488
Becton, Dickinson and Co. 3.734% 2024	6,060	6,249
Becton, Dickinson and Co. 4.685% 2044	5,025	5,434
Boston Scientific Corp. 6.00% 2020	3,675	4,146
Cardinal Health, Inc. 1.90% 2017	4,710	4,750
Cardinal Health, Inc. 1.70% 2018	1,400	1,392
Celgene Corp 3.625% 2024	2,750	2,814
Celgene Corp 4.625% 2044	9,575	9,972
Centene Corp. 5.75% 2017	2,050	2,183
DJO Finance LLC 7.75% 2018	175	171
DJO Finance LLC 8.75% 2018	2,215	2,315
DJO Finance LLC 9.875% 2018	2,070	2,111
Endo Finance LLC & Endo Finco Inc. 7.00% 2019[4]	430	450
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	685	687
Express Scripts Inc. 3.125% 2016	19,500	20,056
Express Scripts Inc. 2.65% 2017	6,250	6,394
Forest Laboratories, Inc. 5.00% 2021[4]	1,035	1,122
Gilead Sciences, Inc. 3.70% 2024	3,660	3,846
Gilead Sciences, Inc. 3.50% 2025	8,865	9,118
Gilead Sciences, Inc. 4.80% 2044	1,460	1,626
Gilead Sciences, Inc. 4.50% 2045	3,400	3,649
Grifols Worldwide Operations Ltd. 5.25% 2022[4]	800	820
HCA Inc. 6.375% 2015	1,000	1,002
HCA Inc. 3.75% 2019	720	723
HCA Inc. 6.50% 2020	1,550	1,741
Humana Inc. 2.625% 2019	2,000	2,002
Humana Inc. 3.85% 2024	8,650	8,781
Humana Inc. 4.95% 2044	12,245	13,072
inVentiv Health Inc. 11.00% 2018[4]	2,365	2,063
inVentiv Health Inc. 12.00% 2018[3,4,7]	3,398	3,211
Kindred Healthcare, Inc. 8.00% 2020[4]	1,175	1,254
Kinetic Concepts, Inc. 10.50% 2018	1,230	1,341
Kinetic Concepts, Inc. 12.50% 2019	2,295	2,547
McKesson Corp. 3.25% 2016	3,051	3,125
McKesson Corp. 1.292% 2017	1,300	1,294
McKesson Corp. 2.284% 2019	8,810	8,800
McKesson Corp. 3.796% 2024	7,160	7,369
American Funds Insurance Series — Bond Fund — Page 89 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
McKesson Corp. 4.883% 2044	$1,705	$1,886
Medtronic, Inc. 2.50% 2020[4]	1,785	1,792
Medtronic, Inc. 3.50% 2025[4]	14,150	14,506
Medtronic, Inc. 4.375% 2035[4]	1,505	1,602
Medtronic, Inc. 4.625% 2044	450	486
Medtronic, Inc. 4.625% 2045[4]	28,195	30,692
Merck & Co., Inc. 2.80% 2023	9,950	9,899
Multiplan Inc., Term Loan B, 3.75% 2021[3,5,6]	3,145	3,065
Novartis Capital Corp. 3.40% 2024	8,370	8,725
Omnicare, Inc. 4.75% 2022	150	153
Omnicare, Inc. 5.00% 2024	175	180
Ortho-Clinical Diagnostics Inc. 6.625% 2022[4]	1,660	1,494
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[3,5,6]	949	935
Pfizer Inc. 7.20% 2039	450	656
Pfizer Inc. 3.40% 2024	2,085	2,174
Pfizer Inc. 4.40% 2044	2,355	2,573
Roche Holdings, Inc. 2.25% 2019[4]	12,435	12,528
Roche Holdings, Inc. 6.00% 2019[4]	12,118	13,995
Roche Holdings, Inc. 2.875% 2021[4]	10,750	10,901
Roche Holdings, Inc. 3.35% 2024[4]	3,740	3,873
Roche Holdings, Inc. 4.00% 2044[4]	200	211
Tenet Healthcare Corp., First Lien, 6.25% 2018	500	544
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,340	1,442
Tenet Healthcare Corp., First Lien, 4.50% 2021	625	629
Thermo Fisher Scientific Inc. 1.30% 2017	310	308
Thermo Fisher Scientific Inc. 2.40% 2019	150	150
Thermo Fisher Scientific Inc. 3.30% 2022	1,180	1,184
Thermo Fisher Scientific Inc. 4.15% 2024	1,750	1,849
Thermo Fisher Scientific Inc. 5.30% 2044	750	865
UnitedHealth Group Inc. 1.40% 2017	3,020	3,019
UnitedHealth Group Inc. 2.875% 2023	10,540	10,491
VPI Escrow Corp. 6.75% 2018[4]	3,000	3,199
VPI Escrow Corp. 6.375% 2020[4]	2,435	2,554
VWR Funding, Inc. 7.25% 2017	2,500	2,622
WellPoint, Inc. 2.30% 2018	7,440	7,487
WellPoint, Inc. 2.25% 2019	1,250	1,239
WellPoint, Inc. 3.50% 2024	1,000	1,009
		368,096
Utilities 3.50%
AES Corp. 8.00% 2020	2,000	2,295
AES Corp. 7.375% 2021	975	1,107
American Electric Power Co. 1.65% 2017	2,870	2,873
American Electric Power Co. 2.95% 2022	2,000	1,965
Berkshire Hathaway Energy Co. 3.50% 2025[4]	4,095	4,130
Berkshire Hathaway Energy Co. 4.50% 2045[4]	13,830	14,532
Boston Gas Co. 4.487% 2042[4]	470	508
Calpine Corp. 5.375% 2023	2,500	2,528
Calpine Corp. 7.875% 2023[4]	937	1,038
CEZ, a s 4.25% 2022[4]	5,285	5,642
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	9,233
CMS Energy Corp. 8.75% 2019	6,984	8,752
CMS Energy Corp. 5.05% 2022	16,788	18,850
CMS Energy Corp. 3.875% 2024	3,595	3,740
American Funds Insurance Series — Bond Fund — Page 90 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
CMS Energy Corp. 4.875% 2044	$2,915	$3,202
Comision Federal de Electricidad 4.875% 2024[4]	600	629
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	5,645	6,061
Dominion Gas Holdings LLC 2.50% 2019	2,835	2,845
Dominion Gas Holdings LLC 3.60 2024	9,176	9,354
Dominion Gas Holdings LLC 4.60 2044	6,500	6,837
Duke Energy Corp. 3.95% 2023	2,520	2,677
Duke Energy Corp. 3.75% 2024	2,995	3,122
Dynegy Finance Inc. 6.75% 2019[4]	380	387
Dynegy Finance Inc. 7.375% 2022[4]	1,125	1,146
Dynegy Finance Inc. 7.625% 2024[4]	1,430	1,460
E.ON International Finance BV 5.80% 2018[4]	5,000	5,581
EDP Finance BV 4.125% 2020[4]	1,000	1,007
Electricité de France SA 2.15% 2019[4]	145	145
Electricité de France SA 4.60% 2020[4]	1,191	1,313
Enel Società per Azioni 8.75% 2073[3,4]	1,000	1,166
Eskom Holdings SOC Ltd. 6.75% 2023[4]	1,400	1,456
Iberdrola Finance Ireland 5.00% 2019[4]	2,575	2,844
MidAmerican Energy Co. 3.50% 2024	520	539
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	8,680
MidAmerican Energy Holdings Co. 3.75% 2023	15,890	16,598
Midwest Generation, LLC, Series B, 8.56% 2016[5,8,9]	324	327
National Grid PLC 6.30% 2016	2,815	3,041
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	17,927
National Rural Utilities Cooperative Finance Corp. 3.40% 2023	1,800	1,865
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	5,500	6,568
Niagara Mohawk Power Corp. 3.508% 2024[4]	7,875	8,127
Niagara Mohawk Power Corp. 4.278% 2034[4]	1,000	1,062
NV Energy, Inc 6.25% 2020	10,219	12,021
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,229
Pacific Gas and Electric Co. 3.25% 2023	5,815	5,837
Pacific Gas and Electric Co. 3.85% 2023	1,195	1,246
Pacific Gas and Electric Co. 3.40% 2024	4,445	4,507
Pacific Gas and Electric Co. 4.75% 2044	1,000	1,104
Pacific Gas and Electric Co. 4.30% 2045	1,670	1,721
PG&E Corp. 2.40% 2019	3,810	3,820
Progress Energy, Inc. 7.05% 2019	3,180	3,772
Progress Energy, Inc. 7.75% 2031	1,920	2,788
PSEG Power LLC 2.75% 2016	3,400	3,487
Public Service Co. of Colorado 5.80% 2018	7,860	8,940
Public Service Co. of Colorado 3.20% 2020	5,000	5,209
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,735
Public Service Electric and Gas Co. 2.00% 2019	500	499
Puget Sound Energy, Inc., First Lien, 6.50% 2020	5,896	6,938
Puget Sound Energy, Inc., First Lien, 6.00% 2021	11,161	13,075
Puget Sound Energy, Inc., First Lien, 5.625% 2022	9,057	10,496
Southern Co. 2.15% 2019	10,675	10,618
Tampa Electric Co. 2.60% 2022	5,250	5,146
Tampa Electric Co. 4.10% 2042	3,240	3,326
Tampa Electric Co. 4.35% 2044	625	669
Teco Finance, Inc. 4.00% 2016	80	83
Teco Finance, Inc. 5.15% 2020	4,026	4,501
TXU, Term Loan, 4.65% 2017[3,5,6,9]	3,749	2,427
Virginia Electric and Power Co. 1.20% 2018	5,400	5,337
American Funds Insurance Series — Bond Fund — Page 91 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Virginia Electric and Power Co. 2.95% 2022	$3,090	$3,126
Virginia Electric and Power Co. 4.45% 2044	8,295	9,099
Xcel Energy Inc. 4.70% 2020	1,800	2,000
		334,915
Consumer discretionary 3.28%
Amazon.com, Inc. 2.60% 2019	750	758
Amazon.com, Inc. 3.30% 2021	500	508
Amazon.com, Inc. 3.80% 2024	1,680	1,725
Amazon.com, Inc. 4.80% 2034	425	446
Amazon.com, Inc. 4.95% 2044	1,010	1,048
AOL Time Warner Inc. 7.625% 2031	1,750	2,446
Bed Bath & Beyond Inc. 5.165% 2044	2,500	2,614
Boyd Gaming Corp. 9.125% 2018	3,600	3,708
Burger King Corp. 6.00% 2022[4]	2,075	2,137
CBS Corp. 2.30% 2019	1,000	989
CBS Corp. 4.90% 2044	300	306
Cedar Fair, LP 5.375% 2024[4]	400	398
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	2,725	2,834
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 5.50% 2022	3,450	3,510
Cinemark USA, Inc. 5.125% 2022	1,050	1,032
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	700	740
Comcast Corp. 5.85% 2015	4,525	4,734
Comcast Corp. 6.30% 2017	1,880	2,131
Comcast Corp. 5.15% 2020	2,500	2,835
Comcast Corp. 4.20% 2034	580	609
Comcast Corp. 4.75% 2044	3,175	3,553
Cox Communications, Inc. 2.95% 2023[4]	7,750	7,446
Cumulus Media Inc., Term Loan B, 4.25% 2020[3,5,6]	1,697	1,645
DaimlerChrysler North America Holding Corp. 1.25% 2016[4]	7,000	7,022
DaimlerChrysler North America Holding Corp. 1.45% 2016[4]	2,940	2,954
DaimlerChrysler North America Holding Corp. 2.625% 2016[4]	8,000	8,201
DaimlerChrysler North America Holding Corp. 1.10% 2018[3,4]	7,500	7,602
DaimlerChrysler North America Holding Corp. 2.875% 2021[4]	21,000	21,218
DaimlerChrysler North America Holding Corp. 3.25% 2024[4]	1,180	1,191
Delta 2 (Formula One), Term Loan B, 4.75% 2021[3,5,6]	875	856
Delta 2 (Formula One), Term Loan B, 7.75% 2022[3,5,6]	475	464
Dollar General Corp. 4.125% 2017	622	642
Dollar General Corp. 1.875% 2018	1,211	1,171
Ford Motor Credit Co. 2.375% 2018	3,290	3,311
Ford Motor Credit Co. 2.375% 2019	24,900	24,751
Ford Motor Credit Co. 2.597% 2019	12,525	12,472
Ford Motor Credit Co. 3.664% 2024	500	502
Gannett Co., Inc. 5.125% 2019	1,130	1,161
Gannett Co., Inc. 4.875% 2021[4]	290	289
Gannett Co., Inc. 6.375% 2023	340	362
General Motors Co. 4.00% 2025	1,030	1,035
General Motors Co. 5.00% 2035	15,385	16,071
General Motors Co. 5.20% 2045	425	449
General Motors Financial Co. 3.25% 2018	675	678
General Motors Financial Co. 6.75% 2018	300	340
General Motors Financial Co. 4.375% 2021	2,400	2,508
Grupo Televisa, SAB 7.25% 2043	MXN6,080	355
Hilton Worldwide, Term Loan B, 3.50% 2020[3,5,6]	$1,990	1,970
American Funds Insurance Series — Bond Fund — Page 92 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Home Depot, Inc. 4.40% 2021	$7,500	$8,355
Limited Brands, Inc. 7.00% 2020	1,192	1,359
Limited Brands, Inc. 6.625% 2021	2,724	3,078
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	2,000	2,060
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	975	1,046
MGM Resorts International 7.50% 2016	1,875	1,983
MGM Resorts International 6.75% 2020	875	921
MGM Resorts International 7.75% 2022	2,000	2,220
Michaels Stores, Inc. 5.875% 2020[4]	2,050	2,081
Mohegan Tribal Gaming Authority 11.00% 2018[3,4,7]	3,300	3,234
NBC Universal Enterprise, Inc. 5.25% (undated)[4]	2,375	2,476
NBCUniversal Media, LLC 5.15% 2020	10,000	11,361
NBCUniversal Media, LLC 2.875% 2023	2,500	2,502
NCL Corp. Ltd. 5.25% 2019[4]	725	734
Needle Merger Sub Corp. 8.125% 2019[4]	3,500	3,272
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	950	1,009
Neiman Marcus Group LTD Inc. 8.75% 2021[3,4,7]	1,160	1,235
Neiman Marcus, Term Loan B, 4.25% 2020[3,5,6]	4,950	4,856
News America Inc. 4.50% 2021	7,930	8,692
News America Inc. 4.00% 2023	1,100	1,170
News America Inc. 6.15% 2037	1,000	1,257
PETCO Animal Supplies, Inc. 9.25% 2018[4]	5,000	5,250
Pinnacle Entertainment, Inc. 6.375% 2021	1,025	1,061
Playa Resorts Holding BV 8.00% 2020[4]	1,725	1,729
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[3,5,6]	766	755
RCI Banque 3.50% 2018[4]	8,280	8,579
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,200	1,281
Schaeffler Holding Finance BV 6.25% 2019[4,7]	2,500	2,587
Seminole Tribe of Florida 7.804% 2020[4,5]	750	799
Six Flags Entertainment Corp. 5.25% 2021[4]	2,500	2,512
Stackpole Intl. 7.75% 2021[4]	2,815	2,829
Target Corp. 6.00% 2018	3,000	3,383
Thomson Reuters Corp. 1.30% 2017	285	284
Thomson Reuters Corp. 1.65% 2017	5,445	5,416
Thomson Reuters Corp. 4.30% 2023	240	256
Thomson Reuters Corp. 5.65% 2043	635	737
Time Inc. 5.75% 2022[4]	1,125	1,091
Time Inc., Term Loan B, 4.25% 2021[3,5,6]	846	839
Time Warner Inc. 2.10% 2019	330	325
Time Warner Inc. 4.05% 2023	450	473
Time Warner Inc. 3.55% 2024	300	299
Time Warner Inc. 6.20% 2040	5,450	6,658
Toyota Motor Credit Corp. 2.125% 2019	1,000	1,004
Toys "R" Us-Delaware, Inc., Term Loan B2, 5.25% 2018[3,5,6]	1,107	827
Univision Communications Inc., Term Loan D, 4.00% 2020[3,5,6]	1,992	1,952
Viacom Inc. 2.75% 2019	2,515	2,523
Viacom Inc. 4.25% 2023	1,950	2,014
Viacom Inc. 4.85% 2034	6,455	6,627
Viacom Inc. 5.85% 2043	5,150	5,748
Viacom Inc. 5.25% 2044	1,105	1,173
Volkswagen Group of America Finance, LLC 2.45% 2019[4]	520	524
Volkswagen International Finance NV 4.00% 2020[4]	4,200	4,531
Walt Disney Co. 5.50% 2019	5,000	5,712
American Funds Insurance Series — Bond Fund — Page 93 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Weather Company, Term Loan, 7.00% 2020[3,5,6]	$500	$477
Wynn Macau, Ltd. 5.25% 2021[4]	3,100	2,929
		313,812
Consumer staples 2.90%
Altria Group, Inc. 2.625% 2020	435	437
Altria Group, Inc. 2.85% 2022	5,650	5,499
Altria Group, Inc. 4.00% 2024	150	157
Altria Group, Inc. 9.95% 2038	3,200	5,491
Altria Group, Inc. 10.20% 2039	3,100	5,414
Altria Group, Inc. 4.50% 2043	3,000	3,033
Altria Group, Inc. 5.375% 2044	6,100	6,971
Anheuser-Busch InBev NV 3.625% 2015	2,525	2,548
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,009
British American Tobacco International Finance PLC 9.50% 2018[4]	14,137	17,810
C&S Group Enterprises LLC 5.375% 2022[4]	1,950	1,940
Coca-Cola Co. 1.50% 2015	8,110	8,192
Coca-Cola Co. 3.15% 2020	6,285	6,579
ConAgra Foods, Inc. 1.30% 2016	6,725	6,727
ConAgra Foods, Inc. 1.90% 2018	7,175	7,133
ConAgra Foods, Inc. 3.20% 2023	11,295	11,083
ConAgra Foods, Inc. 4.65% 2043	6,254	6,553
Constellation Brands, Inc. 3.875% 2019	2,100	2,121
Constellation Brands, Inc. 4.25% 2023	400	398
CVS Caremark Corp. 2.25% 2018	500	505
CVS Caremark Corp. 2.25% 2019	1,060	1,057
CVS Caremark Corp. 5.30% 2043	3,395	4,075
General Mills, Inc. 1.40% 2017	430	429
General Mills, Inc. 2.20% 2019	310	308
Imperial Tobacco Finance PLC 2.05% 2018[4]	4,252	4,231
Imperial Tobacco Finance PLC 3.50% 2023[4]	2,835	2,790
Ingles Markets, Inc. 5.75% 2023	1,575	1,585
Kraft Foods Inc. 1.625% 2015	3,880	3,897
Kraft Foods Inc. 2.25% 2017	3,485	3,545
Kraft Foods Inc. 5.00% 2042	370	409
Kroger Co. 3.90% 2015	7,500	7,663
Kroger Co. 2.95% 2021	1,495	1,485
Kroger Co. 5.00% 2042	250	273
Kroger Co. 5.15% 2043	3,300	3,772
Mondelez International, Inc. 4.00% 2024	555	582
PepsiCo, Inc. 2.50% 2016	5,000	5,111
Pernod Ricard SA 4.25% 2022[4]	1,875	1,985
Pernod Ricard SA 4.45% 2022[4]	22,870	24,523
Philip Morris International Inc. 1.875% 2019	17,375	17,286
Philip Morris International Inc. 3.25% 2024	4,750	4,770
Philip Morris International Inc. 4.875% 2043	800	896
Philip Morris International Inc. 4.25% 2044	9,075	9,267
Reynolds American Inc. 3.25% 2022	4,500	4,391
Reynolds American Inc. 4.85% 2023	6,430	6,933
Reynolds American Inc. 6.15% 2043	4,855	5,651
SABMiller Holdings Inc. 2.45% 2017[4]	7,410	7,564
SABMiller Holdings Inc. 2.20% 2018[4]	785	788
SABMiller Holdings Inc. 3.75% 2022[4]	3,800	3,972
Smithfield Foods, Inc. 5.25% 2018[4]	1,000	1,020
American Funds Insurance Series — Bond Fund — Page 94 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Stater Bros. Holdings Inc., Term Loan B, 4.75% 2021[3,5,6]	$499	$494
Tyson Foods, Inc. 2.65% 2019	600	606
Tyson Foods, Inc. 3.95% 2024	1,050	1,088
Tyson Foods, Inc. 5.15% 2044	6,680	7,533
Wal-Mart Stores, Inc. 5.80% 2018	7,395	8,365
WM. Wrigley Jr. Co 2.40% 2018[4]	500	504
WM. Wrigley Jr. Co 3.375% 2020[4]	19,230	19,681
WM. Wrigley Jr. Co. 2.90% 2019[4]	500	507
		277,636
Industrials 1.88%
AAF Holdings LLC 12.75% 2019[3,4,7]	625	609
AECOM Technology Corp. 5.75% 2022[4]	1,125	1,153
AerCap Holdings NV 2.75% 2017[4]	150	147
Altegrity, Inc. 9.50% 2019[4]	2,000	1,905
Atlas Copco AB 5.60% 2017[4]	2,340	2,553
B/E Aerospace, Inc., Term Loan B, 4.00% 2021[3,5,6]	1,360	1,360
BNSF Funding Trust I 6.613% 2055[3]	1,680	1,900
Burlington Northern Santa Fe LLC 5.75% 2018	1,505	1,688
Burlington Northern Santa Fe LLC 4.70% 2019	3,740	4,139
Canadian National Railway Co. 5.55% 2018	5,000	5,621
Canadian National Railway Co. 2.85% 2021	5,000	5,124
CEVA Group PLC 7.00% 2021[4]	775	752
CEVA Group PLC, LOC, 6.50% 2021[3,5,6]	853	802
CEVA Group PLC, Term Loan B, 6.50% 2021[3,5,6]	1,232	1,158
CEVA Group PLC, Term Loan, 6.50% 2021[3,5,6]	893	839
CEVA Group PLC, Term Loan, 6.50% 2021[3,5,6]	154	145
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[5]	57	61
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[5]	97	101
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	681	715
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	1,661	1,747
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	535	592
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[5]	286	299
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	469	506
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[5]	1,837	2,053
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[5]	941	1,068
CSX Corp. 6.25% 2015	1,667	1,690
CSX Corp. 3.40% 2024	3,395	3,446
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-1, 5.00% 2018[3,5,6]	1,548	1,544
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-2, 5.00% 2018[3,5,6]	650	648
Esterline Technologies Corp. 7.00% 2020	2,475	2,611
Euramax International, Inc. 9.50% 2016	1,775	1,660
European Aeronautic Defence and Space Company 2.70% 2023[4]	7,500	7,376
Far East Capital Limited SA 8.00% 2018[4]	540	224
Far East Capital Limited SA 8.75% 2020[4]	1,085	450
Gardner Denver, Inc. Term Loan B, 4.25% 2020[3,5,6]	4,431	4,165
Gates Global LLC 6.00% 2022[4]	1,050	1,011
Gates Global LLC, Term Loan B, 4.25% 2021[3,5,6]	1,197	1,167
General Electric Capital Corp. 1.50% 2016	5,212	5,269
General Electric Capital Corp. 2.30% 2017	5,000	5,124
General Electric Capital Corp. 3.10% 2023	12,460	12,629
General Electric Co. 2.70% 2022	5,000	5,011
General Electric Co. 4.50% 2044	250	276
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.008% 2015[3,5,6,8]	108	103
American Funds Insurance Series — Bond Fund — Page 95 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
HD Supply, Inc. 5.25% 2021[4]	$825	$842
KLX Inc. 5.875% 2022[4]	800	810
LMI Aerospace Inc. 7.375% 2019[4]	1,450	1,421
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	925	948
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[4]	4,075	4,116
Norfolk Southern Corp. 5.75% 2016	5,270	5,525
Norfolk Southern Corp. 3.00% 2022	9,860	9,916
Norfolk Southern Corp. 3.95% 2042	5,000	4,925
Parker-Hannifin Corp. 4.45% 2044	250	271
R.R. Donnelley & Sons Co. 6.50% 2023	625	644
Republic Services, Inc. 5.00% 2020	5,000	5,534
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	1,750	1,663
TransDigm Inc. 5.50% 2020	2,175	2,137
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[5,8,9]	230	—
United Technologies Corp. 1.80% 2017	2,340	2,372
United Technologies Corp. 4.50% 2042	9,280	10,145
US Investigations Services, Inc. 13.00% 2020[4,7]	867	386
US Investigations Services, Inc. 14.00% 2020[4,5,7]	628	279
US Investigations Services, Inc. 15.00% 2021[4,7]	1,515	453
Volvo Treasury AB 5.95% 2015[4]	34,000	34,398
Watco Companies 6.375% 2023[4]	1,505	1,497
		179,723
Telecommunication services 1.59%
Altice Finco SA, First Lien, 7.75% 2022[4]	1,000	1,004
AT&T Inc. 1.40% 2017	3,615	3,582
AT&T Inc. 4.80% 2044	1,410	1,442
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[4]	1,575	1,898
Deutsche Telekom International Finance BV 3.125% 2016[4]	5,495	5,635
Deutsche Telekom International Finance BV 6.00% 2019	1,415	1,643
Deutsche Telekom International Finance BV 9.25% 2032	5,878	9,526
Digicel Group Ltd. 8.25% 2020[4]	1,800	1,755
Digicel Group Ltd. 6.00% 2021[4]	950	891
Frontier Communications Corp. 8.125% 2018	1,100	1,240
Frontier Communications Corp. 6.25% 2021	300	302
Frontier Communications Corp. 9.25% 2021	2,100	2,433
Frontier Communications Corp. 8.75% 2022	425	477
Frontier Communications Corp. 7.625% 2024	2,500	2,587
Intelsat Jackson Holding Co. 6.625% 2022	2,500	2,581
MetroPCS Wireless, Inc. 6.25% 2021	2,750	2,825
MetroPCS Wireless, Inc. 6.625% 2023	3,275	3,370
NII Capital Corp. 7.875% 2019[4,9]	1,000	725
NII Capital Corp. 8.875% 2019[9]	475	169
NII Capital Corp. 11.375% 2019[4,9]	1,700	1,233
NII Capital Corp. 7.625% 2021[9]	2,325	442
Numericable Group SA, First Lien, 4.875% 2019[4]	600	597
Numericable Group SA, First Lien, 6.00% 2022[4]	4,400	4,430
Numericable Group SA, First Lien, 6.25% 2024[4]	1,900	1,917
Orange SA 2.75% 2019	3,570	3,640
Orange SA 5.50% 2044	1,980	2,331
Sprint Nextel Corp. 9.00% 2018[4]	2,000	2,280
Sprint Nextel Corp. 7.00% 2020	3,000	3,015
Sprint Nextel Corp. 7.25% 2021	1,925	1,918
Sprint Nextel Corp. 11.50% 2021	925	1,117
American Funds Insurance Series — Bond Fund — Page 96 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Sprint Nextel Corp. 7.875% 2023	$2,500	$2,480
Sprint Nextel Corp. 7.125% 2024	3,000	2,805
Telecom Italia Capital SA 6.999% 2018	3,910	4,360
T-Mobile US, Inc. 6.542% 2020	5,000	5,181
Verizon Communications Inc. 2.625% 2020[4]	1,315	1,302
Verizon Communications Inc. 5.15% 2023	21,007	23,213
Verizon Communications Inc. 3.50% 2024	5,275	5,193
Verizon Communications Inc. 4.15% 2024	7,000	7,252
Verizon Communications Inc. 4.40% 2034	10,584	10,555
Verizon Communications Inc. 4.862% 2046[4]	16,987	17,492
Wind Acquisition SA 4.75% 2020[4]	2,850	2,672
Wind Acquisition SA 7.375% 2021[4]	2,500	2,366
		151,876
Materials 1.01%
ArcelorMittal 6.00% 2021[3]	665	694
ArcelorMittal 6.75% 2022[3]	1,775	1,904
ArcelorMittal 7.25% 2041[3]	2,500	2,538
Dow Chemical Co. 3.00% 2022	5,000	4,894
E.I. du Pont de Nemours and Co. 2.75% 2016	3,920	4,016
E.I. du Pont de Nemours and Co. 2.80% 2023	7,500	7,391
Ecolab Inc. 3.00% 2016	5,455	5,637
First Quantum Minerals Ltd. 6.75% 2020[4]	3,917	3,564
First Quantum Minerals Ltd. 7.00% 2021[4]	3,917	3,545
FMG Resources 6.00% 2017[4]	2,650	2,542
FMG Resources 6.875% 2018[4,5]	133	121
FMG Resources 8.25% 2019[4]	1,550	1,416
Georgia Gulf Corp. 4.875% 2023	1,600	1,516
Georgia-Pacific Corp. 3.60% 2025[4]	2,000	2,013
Glencore Xstrata LLC 1.594% 2019[3,4]	3,000	3,018
Holcim Ltd. 5.15% 2023[4]	1,760	1,965
JMC Steel Group Inc. 8.25% 2018[4]	3,950	3,767
LSB Industries, Inc. 7.75% 2019	1,200	1,254
Monsanto Co. 2.75% 2021	3,200	3,195
Monsanto Co. 3.375% 2024	600	611
Monsanto Co. 4.40% 2044	900	938
Monsanto Co. 4.70% 2064	10,750	11,327
Owens-Illinois, Inc. 5.00% 2022[4]	560	572
Owens-Illinois, Inc. 5.375% 2025[4]	420	425
PQ Corp. 8.75% 2018[4]	2,560	2,659
Rayonier Advanced Materials Inc. 5.50% 2024[4]	1,960	1,619
Reynolds Group Inc. 5.75% 2020	4,235	4,362
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	4,787
Ryerson Inc. 9.00% 2017	1,925	1,983
Ryerson Inc. 11.25% 2018	401	429
Solenis, Term Loan, 7.75% 2022[3,5,6]	2,425	2,370
Teck Resources Ltd. 3.15% 2017	2,880	2,938
Tembec Industries Inc. 9.00% 2019[4]	705	695
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[4]	1,285	1,369
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 3.75% 2020[3,5,6]	1,375	1,343
Walter Energy, Inc. 9.875% 2020	625	131
Xstrata Canada Financial Corp. 4.95% 2021[4]	2,650	2,800
		96,348
American Funds Insurance Series — Bond Fund — Page 97 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology 0.61%	Principal amount (000)	Value (000)
Alcatel-Lucent USA Inc. 4.625% 2017[4]	$3,375	$3,426
Alcatel-Lucent USA Inc. 6.75% 2020[4]	2,580	2,736
Alcatel-Lucent USA Inc. 8.875% 2020[4]	1,925	2,103
First Data Corp. 6.75% 2020[4]	666	712
First Data Corp. 8.25% 2021[4]	600	645
First Data Corp. 11.75% 2021	975	1,124
First Data Corp. 12.625% 2021	3,500	4,165
First Data Corp. 8.75% 2022[3,4,7]	4,641	5,012
Freescale Semiconductor, Inc. 5.00% 2021[4]	1,500	1,507
International Business Machines Corp. 5.70% 2017	7,500	8,364
International Business Machines Corp. 4.00% 2042	300	300
Lawson Software, Inc. 9.375% 2019	3,000	3,221
Oracle Corp. 1.20% 2017	3,600	3,589
Oracle Corp. 2.80% 2021	6,500	6,590
Oracle Corp. 4.30% 2034	600	644
Serena Software, Inc. Term Loan B 7.50% 2020[3,5,6]	2,125	2,120
SRA International, Inc. 11.00% 2019	1,625	1,735
SRA International, Inc., Term Loan B, 6.50% 2018[3,5,6]	2,668	2,672
SunGard Data Systems Inc. 7.375% 2018	1,067	1,111
SunGard Data Systems Inc. 7.625% 2020	3,825	4,074
TIBCO Software, Inc. 11.375% 2021[4]	1,475	1,431
Xerox Corp. 2.95% 2017	1,670	1,717
		58,998
Total corporate bonds & notes		2,859,138
Mortgage-backed obligations 21.46% Federal agency mortgage-backed obligations 17.61%
Fannie Mae 5.50% 2023[5]	1,848	2,019
Fannie Mae 4.00% 2024[5]	579	616
Fannie Mae 4.50% 2025[5]	857	925
Fannie Mae, Series 2001-4, Class GA, 9.437% 2025[3,5]	16	18
Fannie Mae 6.00% 2026[5]	634	718
Fannie Mae 5.50% 2027[5]	404	452
Fannie Mae 6.00% 2027[5]	1,035	1,173
Fannie Mae 1.765% 2037[3,5]	1,832	1,926
Fannie Mae 6.00% 2037[5]	2,923	3,311
Fannie Mae 6.00% 2037[5]	416	468
Fannie Mae 5.50% 2038[5]	6,896	7,706
Fannie Mae 5.50% 2038[5]	717	805
Fannie Mae 2.191% 2039[3,5]	2,042	2,178
Fannie Mae 2.25% 2039[3,5]	606	648
Fannie Mae 2.28% 2039[3,5]	202	217
Fannie Mae 3.446% 2039[3,5]	1,914	2,044
Fannie Mae 2.335% 2039[3,5]	225	241
Fannie Mae 3.058% 2039[3,5]	855	917
Fannie Mae 3.636% 2039[3,5]	161	172
Fannie Mae 3.47% 2039[3,5]	241	258
Fannie Mae 4.38% 2040[3,5]	1,177	1,248
Fannie Mae 5.00% 2040[5]	1,234	1,381
Fannie Mae 2.924% 2041[3,5]	2,034	2,116
Fannie Mae 3.547% 2041[3,5]	4,973	5,218
Fannie Mae 4.00% 2041[5]	14,587	15,762
Fannie Mae 5.00% 2041[5]	9,287	10,312
American Funds Insurance Series — Bond Fund — Page 98 of 147

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.00% 2041[5]	$7,018	$7,792
Fannie Mae 5.00% 2041[5]	3,987	4,487
Fannie Mae 5.00% 2041[5]	3,035	3,416
Fannie Mae 5.00% 2041[5]	1,995	2,247
Fannie Mae 5.00% 2041[5]	1,248	1,405
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[5]	45	52
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[5]	33	37
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[5]	52	61
Fannie Mae 4.00% 2042[5]	10,265	11,091
Fannie Mae 4.00% 2042[5]	1,575	1,702
Fannie Mae, Series 2002-W1, Class 2A, 6.532% 2042[3,5]	67	78
Fannie Mae 4.00% 2043[5]	12,606	13,624
Fannie Mae 4.00% 2044[5]	9,244	9,972
Fannie Mae 4.00% 2044[5]	4,351	4,703
Fannie Mae 3.50% 2045[5,10]	135,000	140,670
Fannie Mae 3.50% 2045[5,10]	75,000	77,945
Fannie Mae 4.00% 2045[5,10]	215,000	228,814
Fannie Mae 4.50% 2045[5,10]	446,334	483,618
Fannie Mae 4.50% 2045[5,10]	377,845	410,116
Freddie Mac 5.50% 2033[5]	368	414
Freddie Mac, Series 3061, Class PN, 5.50% 2035[5]	321	355
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[5]	709	667
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[5]	624	585
Freddie Mac, Series 3257, Class PA, 5.50% 2036[5]	1,942	2,163
Freddie Mac, Series 3318, Class JT, 5.50% 2037[5]	900	992
Freddie Mac 5.00% 2038[5]	69	77
Freddie Mac 5.50% 2038[5]	9,058	10,139
Freddie Mac 5.50% 2038[5]	411	459
Freddie Mac 5.50% 2038[5]	313	350
Freddie Mac 2.874% 2039[3,5]	742	793
Freddie Mac 3.347% 2039[3,5]	313	335
Freddie Mac 5.50% 2039[5]	596	667
Freddie Mac 4.50% 2040[5]	1,214	1,318
Freddie Mac 5.50% 2040[5]	2,123	2,374
Freddie Mac 4.50% 2041[5]	4,333	4,726
Freddie Mac 4.50% 2041[5]	1,271	1,379
Freddie Mac 5.00% 2041[5]	9,500	10,678
Freddie Mac 5.50% 2041[5]	3,104	3,472
Freddie Mac 4.00% 2043[5]	7,807	8,410
Freddie Mac 4.00% 2043[5]	3,843	4,141
Freddie Mac 4.00% 2043[5]	3,086	3,332
Freddie Mac 4.00% 2044[5]	3,193	3,447
Government National Mortgage Assn. 4.50% 2040[5]	2,836	3,119
Government National Mortgage Assn. 4.00% 2044[5]	131,804	141,621
Government National Mortgage Assn. 4.00% 2044[5]	13,890	14,919
		1,685,611
Commercial mortgage-backed securities 3.75%
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[3,5]	3,033	3,195
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[3,5]	6,562	6,779
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.563% 2049[3,5]	2,405	2,583
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 5.821% 2051[3,5]	3,020	3,289
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.427% 2051[3,5]	3,438	3,800
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[3,5]	1,755	1,906
American Funds Insurance Series — Bond Fund — Page 99 of 147

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[3,5]	$2,380	$2,621
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.974% 2049[3,5]	2,190	2,290
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.133% 2049[3,5]	5,000	5,480
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.40% 2044[3,5]	11,825	12,021
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[5]	13,152	13,822
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[5]	3,371	3,603
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[5]	17,722	18,688
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.893% 2039[3,5]	5,222	5,610
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[3,5]	10,650	11,419
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4,5]	17,578	18,004
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.312% 2045[3,5]	1,492	1,494
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.819% 2038[3,5]	10,916	11,418
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 5.819% 2038[3,5]	2,291	2,405
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[5]	18,925	20,204
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[3,5]	12,610	13,690
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[4,5]	7,820	7,837
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[4,5]	2,000	2,027
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[4,5]	2,935	2,969
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[4,5]	600	614
Hilton USA Trust, Series 2013-HLT, EFX, 5.609% 2030[3,4,5]	400	411
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.467% 2037[3,5]	421	421
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[3,5]	3,375	3,541
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[5]	3,001	3,180
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.863% 2045[3,5]	10,315	10,777
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4,5]	11,208	11,539
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.092% 2047[3,5]	1,492	1,594
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.703% 2049[3,5]	26,820	28,815
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[5]	5,906	6,362
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[3,5]	3,064	3,345
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[5]	9,238	9,728
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4,5]	1,187	1,330
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.858% 2044[3,5]	3,619	3,946
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[5]	2,452	2,627
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[3,5]	2,200	2,323
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[3,5]	13,725	14,904
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.163% 2045[3,5]	2,110	2,351
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.028% 2050[3,5]	1,955	2,103
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[5]	21,310	22,569
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.079% 2049[3,5]	6,195	6,765
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[4,5]	1,380	1,430
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[5]	5,051	5,370
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[5]	5,025	5,356
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.105% 2049[3,5]	10,511	11,443
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.707% 2043[3,5]	2,591	2,702
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[5]	2,700	2,913
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[3,5]	8,810	9,417
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.933% 2049[3,5]	3,500	3,763
		358,793
American Funds Insurance Series — Bond Fund — Page 100 of 147

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Other mortgage-backed securities 0.10%	Principal amount (000)	Value (000)
Northern Rock PLC 5.625% 2017[4,5]	$1,868	$2,052
Royal Bank of Canada 3.125% 2015[4,5]	6,840	6,891
		8,943
Total mortgage-backed obligations		2,053,347
Bonds & notes of governments & government agencies outside the U.S. 3.51%
Argentina (Republic of) 7.00% 2017	2,300	2,190
Bermuda Government 5.603% 2020[4]	4,710	5,181
Bermuda Government 5.603% 2020	2,735	3,009
Bermuda Government 4.138% 2023[4]	1,000	1,015
Bermuda Government 4.854% 2024[4]	6,215	6,495
Croatian Government 6.375% 2021	1,500	1,646
Croatian Government 5.50% 2023[4]	1,625	1,692
Greek Government 2.00%/3.00% 2023[11]	€420	324
Greek Government 2.00%/3.00% 2024[11]	420	321
Greek Government 2.00%/3.00% 2025[11]	420	304
Greek Government 2.00%/3.00% 2026[11]	420	291
Greek Government 2.00%/3.00% 2027[11]	420	283
Greek Government 2.00%/3.00% 2028[11]	420	274
Greek Government 2.00%/3.00% 2029[11]	420	273
Greek Government 2.00%/3.00% 2030[11]	420	269
Greek Government 2.00%/3.00% 2031[11]	420	267
Greek Government 2.00%/3.00% 2032[11]	420	263
Greek Government 2.00%/3.00% 2033[11]	420	263
Greek Government 2.00%/3.00% 2034[11]	420	260
Greek Government 2.00%/3.00% 2035[11]	420	259
Greek Government 2.00%/3.00% 2036[11]	420	257
Greek Government 2.00%/3.00% 2037[11]	420	254
Greek Government 2.00%/3.00% 2038[11]	420	256
Greek Government 2.00%/3.00% 2039[11]	420	256
Greek Government 2.00%/3.00% 2040[11]	420	256
Greek Government 2.00%/3.00% 2041[11]	420	257
Greek Government 2.00%/3.00% 2042[11]	420	258
Hungarian Government 4.75% 2015	$750	752
Hungarian Government 4.125% 2018	2,310	2,408
Hungarian Government 6.25% 2020	2,425	2,737
India (Republic of) 7.28% 2019	INR1,270,000	19,737
Indonesia (Republic of), Series 71, 9.00% 2029	IDR27,000,000	2,343
Indonesia (Republic of) 8.375% 2034	189,000,000	15,456
Irish Government 3.90% 2023	€5,000	7,386
Italian Government 4.50% 2024	7,000	10,428
Portuguese Government 5.125% 2024[4]	$800	840
Portuguese Government 5.65% 2024	€22,180	33,302
Province of Manitoba 3.05% 2024	$5,050	5,225
Province of Ontario 3.20% 2024	9,000	9,389
Slovenia (Republic of) 5.50% 2022	18,585	20,676
Slovenia (Republic of) 5.85% 2023	15,150	17,205
Slovenia (Republic of) 5.85% 2023[4]	6,650	7,552
Slovenia (Republic of) 5.25% 2024	3,820	4,216
South Africa (Republic of), Series R-213, 7.00% 2031	ZAR150,000	11,334
Spanish Government 4.00% 2018[4]	$7,000	7,375
Spanish Government 5.40% 2023	€10,000	15,837
Spanish Government 5.15% 2028	14,000	22,719
American Funds Insurance Series — Bond Fund — Page 101 of 147

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Spanish Government 5.15% 2044	€26,750	$46,332
United Mexican States Government 3.50% 2017[2]	MXN1,272	9,206
United Mexican States Government, Series M20, 10.00% 2024	225,000	20,013
United Mexican States Government Global 3.60% 2025	$7,500	7,511
United Mexican States Government Global, Series A, 6.05% 2040	3,990	4,900
United Mexican States Government Global 5.55% 2045	4,030	4,695
		336,247
Federal agency bonds & notes 1.89%
CoBank, ACB 7.875% 2018[4]	2,285	2,667
CoBank, ACB 0.834% 2022[3,4]	14,990	14,053
Fannie Mae 1.25% 2016	10,000	10,105
Fannie Mae 5.375% 2016	2,080	2,232
Fannie Mae 2.625% 2024	12,910	13,091
Freddie Mac 0.50% 2015	20,000	20,027
Freddie Mac 1.25% 2019	44,500	43,623
Freddie Mac, Series K716, Class A2, multifamily 3.132% 2021[5]	10,875	11,375
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[5]	7,500	7,462
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[3,5]	6,650	7,108
Tennessee Valley Authority 5.88% 2036	3,750	5,153
Tennessee Valley Authority 5.25% 2039	15,315	19,563
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,000	19,254
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,136
		180,849
Asset-backed obligations 0.31%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[5]	15,895	15,873
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[5]	1,500	1,678
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[4,5]	2,830	2,848
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[4,5]	1,000	1,005
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[4,5]	8,000	7,893
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.355% 2037[3,5]	1,474	319
		29,616
Municipals 0.90%
State of California, Various Purpose G.O. Bonds, 7.30% 2039[5]	1,890	2,780
State of California, Various Purpose G.O. Bonds, 7.35% 2039	3,260	4,824
State of California, Various Purpose G.O. Bonds, 7.50% 2034	2,200	3,302
State of California, Various Purpose G.O. Bonds, 7.55% 2039	865	1,338
State of California, Various Purpose G.O. Bonds, 7.60% 2040	22,040	35,015
State of California, Various Purpose G.O. Bonds, 7.625% 2040	2,900	4,461
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	15,000	15,263
State of New Jersey, G.O. Ref. Bonds, Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	8,204
State of Texas, Board of Regents of the University of Texas System, Rev. Fncg. System Bonds (Build America Bonds - Direct Payment), Series 2010-D, 3.076% 2016	10,450	10,830
		86,017
Total bonds, notes & other debt instruments (cost: $9,020,873,000)		9,162,819
Convertible bonds 0.01% Financials 0.01%
Bank of Ireland 10.00% convertible notes 2016	€1,000	1,311
Total convertible bonds (cost: $1,333,000)		1,311
American Funds Insurance Series — Bond Fund — Page 102 of 147

Preferred securities 0.03% Financials 0.02%	Shares	Value (000)
Citigroup Inc., Series K, depositary shares	62,395	$1,658
Miscellaneous 0.01%
Other preferred securities in initial period of acquisition		628
Total preferred securities (cost: $2,180,000)		2,286
Common stocks 0.00% Consumer discretionary 0.00%
Adelphia Recovery Trust, Series ACC-1[12]	2,409,545	6
Adelphia Recovery Trust, Series ACC-6B8,12	500,000	—
Revel AC, Inc.[8,12,13]	19,511	—
Total common stocks (cost: $2,376,000)		6
Short-term securities 17.20%	Principal amount (000)
Abbott Laboratories 0.09%–0.12% due 1/7/2015–3/4/2015[4]	$101,700	101,687
Apple Inc. 0.13% due 1/13/2015[4]	25,000	24,999
Caterpillar Financial Services Corp. 0.12% due 2/19/2015	33,000	32,993
Chariot Funding, LLC 0.20% due 4/27/2015[4]	26,200	26,183
Chevron Corp. 0.10%–0.12% due 1/12/2015–2/24/2015[4]	39,900	39,895
Coca-Cola Co. 0.13%–0.20% due 2/6/2015–5/8/2015[4]	135,000	134,943
Emerson Electric Co. 0.09%–0.10% due 1/7/2015–3/2/2015[4]	52,200	52,193
Fannie Mae 0.07%–0.12% due 1/14/2015–6/1/2015	143,800	143,776
Federal Farm Credit Banks 0.11%–0.13% due 6/11/2015–7/17/2015	42,300	42,271
Federal Home Loan Bank 0.08%–0.17% due 1/14/2015–11/4/2015	351,900	351,764
Freddie Mac 0.06%–0.15% due 1/20/2015–7/23/2015	518,000	517,872
Microsoft Corp. 0.10% due 2/2/2015[4]	62,900	62,896
Private Export Funding Corp. 0.15% due 1/7/2015[4]	44,800	44,799
Procter & Gamble Co. 0.15% due 1/21/2015[4]	22,500	22,499
U.S. Treasury Bills 0.13% due 6/25/2015	20,500	20,493
Walt Disney Co. 0.08% due 1/26/2015[4]	27,000	26,998
Total short-term securities (cost: $1,646,155,000)		1,646,261
Total investment securities 112.98% (cost: $10,672,917,000)		10,812,683
Other assets less liabilities (12.98)%		(1,242,063)
Net assets 100.00%		$9,570,620
American Funds Insurance Series — Bond Fund — Page 103 of 147

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $133,853,000, which represented 1.40% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,331,157,000, which represented 13.91% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $44,343,000, which represented .46% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, was $430,000, which represented less than ..01% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	A portion or all of the security purchased on a TBA basis.
[11]	Step bond; coupon rate will increase at a later date.
[12]	Security did not produce income during the last 12 months.
[13]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

Private placement security	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
Revel AC, Inc.	12/7/2011–12/13/2011	$2,194	$—	.00%

Key to abbreviations and symbols
£ = British pounds
€ = Euros
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
IDR = Indonesian rupiah
INR = Indian rupees
LOC = Letter of credit
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
ZAR = South African rand
American Funds Insurance Series — Bond Fund — Page 104 of 147

Global Bond FundSM
Investment portfolio
December 31, 2014
Bonds, notes & other debt instruments 97.08% Euros 22.61%	Principal amount (000)	Value (000)
Allianz SE, 4.75% (undated)[1]	€1,500	$2,025
Anheuser-Busch InBev NV 8.625% 2017	750	1,062
Assicurazioni Generali SPA 10.125% 2042	1,500	2,518
Assicurazioni Generali SPA 7.75% 2042[1]	1,300	1,971
AT&T Inc. 6.125% 2015	1,100	1,350
Austrian Government 4.00% 2016	550	713
Aviva PLC 6.125% 2043[1]	3,000	4,344
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024[1]	7,400	9,266
Barclays Bank PLC 4.00% 2019[2]	2,450	3,477
Barclays Bank PLC 6.00% 2021	5,325	7,915
Barclays Bank PLC 6.625% 2022	1,070	1,674
Belgium (Kingdom of), Series 69, 1.25% 2018	3,075	3,881
Belgium (Kingdom of), Series 67, 3.00% 2019	6,380	8,765
Belgium (Kingdom of), Series 68, 2.25% 2023	5,025	6,877
Belgium (Kingdom of), Series 72, 2.60% 2024	4,205	5,908
Belgium (Kingdom of), Series 71, 3.75% 2045	1,940	3,337
BNP Paribas 2.875% 2026[1]	3,500	4,379
BPCE SA group 4.625% 2023	1,200	1,696
CaixaBank, SA 5.00% 2023[1]	9,000	11,691
Canadian Government 3.50% 2020	2,500	3,535
Daimler AG, Series 6, 4.125% 2017	300	392
Deutsche Telekom International Finance BV 7.50% 2033	200	434
European Investment Bank 4.75% 2017	2,370	3,249
French Government O.A.T. Eurobond 1.00% 2018	6,750	8,466
German Government 3.00% 2020	9,300	13,079
German Government 1.50% 2024	3,130	4,130
German Government 6.25% 2030	1,800	3,810
German Government, Series 00, 5.50% 2031	1,000	2,009
German Government, Series 8, 4.75% 2040	200	423
German Government 2.50% 2044	3,100	4,771
Greek Government 2.00%/3.00% 2023[3]	735	568
Greek Government 2.00%/3.00% 2024[3]	735	562
Greek Government 2.00%/3.00% 2025[3]	735	531
Greek Government 2.00%/3.00% 2026[3]	735	508
Greek Government 2.00%/3.00% 2027[3]	740	498
Greek Government 2.00%/3.00% 2028[3]	730	477
Greek Government 2.00%/3.00% 2029[3]	860	559
Greek Government 2.00%/3.00% 2030[3]	860	551
Greek Government 2.00%/3.00% 2031[3]	860	546
Greek Government 2.00%/3.00% 2032[3]	860	539
Greek Government 2.00%/3.00% 2033[3]	860	538
Greek Government 2.00%/3.00% 2034[3]	860	532
Greek Government 2.00%/3.00% 2035[3]	860	530
Greek Government 2.00%/3.00% 2036[3]	960	587
Greek Government 2.00%/3.00% 2037[3]	960	581
Greek Government 2.00%/3.00% 2038[3]	960	585
American Funds Insurance Series — Global Bond Fund — Page 105 of 147

Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Greek Government 2.00%/3.00% 2039[3]	€960	$586
Greek Government 2.00%/3.00% 2040[3]	960	586
Greek Government 2.00%/3.00% 2041[3]	960	587
Greek Government 2.00%/3.00% 2042[3]	960	589
HSBC Holdings PLC 3.375% 2024[1]	300	386
Hungarian Government 5.75% 2018	9,385	12,953
Hungarian Government 6.00% 2019	6,550	9,275
Hungarian Government 3.875% 2020	1,000	1,322
Imperial Tobacco Finance PLC 8.375% 2016	200	264
Imperial Tobacco Finance PLC 5.00% 2019	2,850	4,130
Intesa Sanpaolo SpA 6.625% 2023	3,585	5,308
Irish Government 4.50% 2020	15,595	22,748
Irish Government 5.00% 2020	2,050	3,111
Irish Government 3.90% 2023	32,790	48,437
Irish Government 3.40% 2024	24,155	34,653
Irish Government 2.40% 2030	1,750	2,282
Italian Government 2.15% 2021	13,960	17,723
Italian Government 4.50% 2024	4,900	7,299
Lloyds Banking Group PLC 6.50% 2020	7,290	10,886
Merrill Lynch & Co., Inc. 4.625% 2018	4,875	6,642
Mondelez International, Inc. 2.375% 2021	670	874
National Grid Transco PLC 5.00% 2018	250	350
Netherlands Government Eurobond 2.25% 2022	1,800	2,476
Netherlands Government Eurobond 2.00% 2024	6,275	8,521
NN Group NV, 4.625% 2044	2,335	2,985
NN Group NV, 4.50% (undated)[1]	3,720	4,498
Novartis Finance SA, 4.25% 2016	750	962
Orange SA 4.25% (undated)	1,300	1,661
Orange SA 5.00% (undated)[1]	1,450	1,868
Portuguese Government 3.85% 2021	8,640	11,618
Portuguese Government 5.65% 2024	35,165	52,797
Rabobank Nederland 3.875% 2023	3,250	4,496
RCI Banque 2.875% 2018	1,080	1,393
Roche Holdings, Inc. 5.625% 2016	225	290
Slovenia (Republic of) 4.375% 2019	375	516
Slovenia (Republic of) 4.125% 2020	7,395	10,162
Slovenia (Republic of) 4.625% 2024	6,350	9,370
Spanish Government 1.40% 2020	16,420	20,383
Spanish Government 5.85% 2022	21,085	33,643
Spanish Government 5.40% 2023	11,025	17,460
Spanish Government 2.75% 2024	19,320	25,796
Spanish Government 5.15% 2028	8,700	14,118
Spanish Government 5.15% 2044	17,165	29,731
Svenska Handelsbanken AB 2.656% 2024[1]	2,170	2,734
		584,308
British pounds 5.26%
Lloyds Banking Group PLC 7.625% 2025	£580	1,171
RSA Insurance Group PLC 9.375% 2039[1]	1,669	3,201
United Kingdom 2.75% 2015	4,650	7,257
United Kingdom 1.00% 2017	7,550	11,872
United Kingdom 2.00% 2020	18,816	30,366
United Kingdom 3.75% 2020	8,583	15,174
United Kingdom 1.75% 2022	3,125	4,941
United Kingdom 2.25% 2023	15,620	25,517
American Funds Insurance Series — Global Bond Fund — Page 106 of 147

Bonds, notes & other debt instruments British pounds (continued)	Principal amount (000)	Value (000)
United Kingdom 4.75% 2030	£5,350	$11,264
United Kingdom 4.50% 2034	1,380	2,887
United Kingdom 4.25% 2040	2,950	6,170
United Kingdom 3.25% 2044	8,895	16,002
		135,822
Mexican pesos 3.16%
United Mexican States Government, Series M10, 8.00% 2015	MXN36,000	2,548
United Mexican States Government, Series M, 6.25% 2016	65,500	4,617
United Mexican States Government, Series M10, 7.25% 2016	56,000	4,056
United Mexican States Government, Series M, 5.00% 2017	120,000	8,340
United Mexican States Government, Series M10, 7.75% 2017	45,000	3,339
United Mexican States Government 4.00% 2019[4]	36,940	2,738
United Mexican States Government, Series M, 8.00% 2020	92,500	7,088
United Mexican States Government, Series M, 6.50% 2021	40,000	2,861
United Mexican States Government 2.00% 2022[4]	81,797	5,460
United Mexican States Government, Series M20, 10.00% 2024	247,500	22,014
United Mexican States Government, Series M30, 10.00% 2036	95,000	9,040
United Mexican States Government, Series M30, 8.50% 2038	57,000	4,796
United Mexican States Government 4.00% 2040[4]	36,940	2,823
United Mexican States Government, Series M, 7.75% 2042	23,000	1,799
		81,519
Japanese yen 2.53%
Japanese Government, Series 336, 0.10% 2016	¥495,000	4,138
Japanese Government, Series 315, 1.20% 2021	1,246,950	11,173
Japanese Government, Series 323, 0.90% 2022	860,000	7,591
Japanese Government, Series 116, 2.20% 2030	1,970,000	20,011
Japanese Government, Series 136, 1.60% 2032	626,300	5,850
Japanese Government, Series 145, 1.70% 2033	1,580,000	14,856
Japanese Government, Series 36, 2.00% 2042	75,000	737
Japanese Government, Series 37, 1.90% 2042	113,000	1,090
		65,446
Indian rupees 1.83%
India (Republic of) 7.28% 2019	INR1,727,000	26,839
India (Republic of) 8.83% 2023	1,230,000	20,524
		47,363
Polish zloty 1.78%
Polish Government, Series 1017, 5.25% 2017	PLN39,872	12,281
Polish Government, Series 1020, 5.25% 2020	12,500	4,109
Polish Government, Series 1021, 5.75% 2021	31,280	10,739
Polish Government, Series 0922, 5.75% 2022	34,600	12,115
Polish Government, Series 102, 4.00% 2023	21,140	6,729
		45,973
Hungarian forints 1.57%
Hungarian Government, Series 19/A, 6.50% 2019	HUF450,000	1,969
Hungarian Government, Series 20A, 7.50% 2020	6,694,000	31,329
Hungarian Government, Series 22A, 7.00% 2022	943,820	4,443
Hungarian Government, Series 23A, 6.00% 2023	358,200	1,629
Hungarian Government, Series 25B, 5.50% 2025	285,000	1,261
		40,631
American Funds Insurance Series — Global Bond Fund — Page 107 of 147

Bonds, notes & other debt instruments Norwegian kroner 1.41%	Principal amount (000)	Value (000)
Norwegian Government 4.25% 2017	NKr6,250	$906
Norwegian Government 4.50% 2019	32,560	5,030
Norwegian Government 3.75% 2021	145,225	22,503
Norwegian Government 3.00% 2024	53,300	8,059
		36,498
Colombian pesos 1.14%
Colombia (Republic of), Series B, 5.00% 2018	COP17,595,500	7,213
Colombia (Republic of), Series B, 10.00% 2024	27,232,100	13,689
Colombia (Republic of), Series B, 6.00% 2028	23,104,200	8,484
Colombia (Republic of) Global 9.85% 2027	130,000	69
		29,455
Canadian dollars 0.52%
Canada Housing Trust 3.35% 2020	C$3,250	3,048
Canadian Government 1.75% 2019	5,670	4,984
Canadian Government 2.75% 2022	4,270	3,964
Hydro One Inc. 5.49% 2040	750	832
Rogers Communications Inc. 5.80% 2016	625	568
		13,396
Israeli shekels 0.50%
Israeli Government 4.25% 2023	ILS43,490	12,913
Swedish kronor 0.36%
Swedish Government, Series 105, 3.50% 2022	SKr60,290	9,358
Indonesian rupiah 0.34%
Indonesia (Republic of), Series 71, 9.00% 2029	IDR26,500,000	2,300
Indonesia (Republic of) 8.375% 2034	79,700,000	6,518
		8,818
Australian dollars 0.28%
European Investment Bank 6.125% 2017	A$1,000	874
Queensland Treasury Corp., Series 17, 6.00% 2017	500	448
Queensland Treasury Corp., Series 24, 5.75% 2024	5,800	5,754
		7,076
Brazilian reais 0.27%
Brazil (Federal Republic of) 6.00% 2015[4]	BRL636	239
Brazil (Federal Republic of) 10.00% 2017	11,500	4,107
Brazil (Federal Republic of) 6.00% 2018[4]	5,341	1,970
Brazil (Federal Republic of) 6.00% 2020[4]	1,526	563
		6,879
Russian rubles 0.22%
Russian Federation 6.20% 2018	RUB94,600	1,230
Russian Federation 7.50% 2018	333,960	4,467
		5,697
South African rand 0.18%
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR54,250	4,672
American Funds Insurance Series — Global Bond Fund — Page 108 of 147

Bonds, notes & other debt instruments Malaysian ringgits 0.11%	Principal amount (000)	Value (000)
Malaysian Government, Series 0613, 3.889% 2020	MYR10,000	$2,843
Turkish lira 0.09%
Turkey (Republic of) 8.80% 2023	TRY2,510	1,140
Turkey (Republic of) 2.80% 2023[4]	2,436	1,126
		2,266
Philippine pesos 0.04%
Philippines (Republic of) 3.90% 2022	PHP10,000	219
Philippines (Republic of) 6.25% 2036	35,000	881
		1,100
U.S. dollars 52.88%
21st Century Fox America, Inc. 3.70% 2024[5]	$345	356
21st Century Fox America, Inc. 4.75% 2044[5]	430	472
ABB Finance (USA) Inc. 2.875% 2022	510	513
AbbVie Inc. 1.75% 2017	200	201
AbbVie Inc. 2.90% 2022	1,790	1,765
AbbVie Inc. 4.40% 2042	300	311
ACE INA Holdings Inc. 2.60% 2015	365	371
ACE INA Holdings Inc. 3.35% 2024	720	729
ADT Corp. 4.125% 2019	625	620
ADT Corp. 5.25% 2020	775	789
AECOM Technology Corp. 5.75% 2022[5]	575	589
Alcatel-Lucent USA Inc. 4.625% 2017[5]	700	710
Alcatel-Lucent USA Inc. 8.875% 2020[5]	900	983
Alcatel-Lucent USA Inc. 6.75% 2020[5]	950	1,007
Alexandria Real Estate Equities, Inc. 2.75% 2020	430	426
Alpha Natural Resources, Inc. 6.00% 2019	500	160
Alpha Natural Resources, Inc. 7.50% 2020[5]	625	395
Alpha Natural Resources, Inc. 6.25% 2021	1,000	310
Altegrity, Inc. 9.50% 2019[5]	1,500	1,429
Altria Group, Inc. 2.625% 2020	1,800	1,807
Altria Group, Inc. 9.95% 2038	750	1,287
Altria Group, Inc. 4.50% 2043	2,500	2,528
Altria Group, Inc. 5.375% 2044	500	571
American Campus Communities, Inc. 3.75% 2023	1,740	1,740
American Campus Communities, Inc. 4.125% 2024	885	896
American Electric Power Co. 1.65% 2017	815	816
American Energy (Marcellus), Term Loan B, 5.25% 2020[1,2,6]	575	509
American Energy (Marcellus), Term Loan A, 8.50% 2021[1,2,6]	625	536
American Energy (Permian Basin) 7.125% 2020[5]	625	466
American Energy (Permian Basin) 7.375% 2021[5]	375	278
American Express Co. 1.55% 2018	1,875	1,859
American International Group, Inc. 2.30% 2019	800	802
American International Group, Inc. 3.375% 2020	1,500	1,560
American International Group, Inc. 4.50% 2044	460	488
American Tower Corp. 7.00% 2017	700	791
Anadarko Petroleum Corp. 3.45% 2024	375	367
Anheuser-Busch InBev NV 3.625% 2015	730	737
Anheuser-Busch InBev NV 7.75% 2019	700	849
Anheuser-Busch InBev NV 5.375% 2020	250	283
ArcelorMittal 7.25% 2041[1]	1,990	2,020
Arch Coal, Inc. 7.00% 2019	1,125	343
American Funds Insurance Series — Global Bond Fund — Page 109 of 147

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	$1,450	$1,203
AT&T Inc. 1.40% 2017	300	297
AvalonBay Communities, Inc. 3.625% 2020	2,900	3,020
AXA SA 8.60% 2030	220	299
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[1,2]	513	541
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[1,2]	1,015	1,049
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.563% 2049[1,2]	835	897
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 5.821% 2051[1,2]	955	1,040
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.427% 2051[1,2]	558	617
Bank of America Corp. 2.60% 2019	462	466
Bank of America Corp., Series L, 2.65% 2019	463	467
Bank of America Corp. 4.00% 2024	1,190	1,240
Bayer AG 2.375% 2019[5]	300	302
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[1,2]	565	614
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[1,2]	690	760
Becton, Dickinson and Co. 1.80% 2017	1,350	1,356
Becton, Dickinson and Co. 2.675% 2019	710	720
Becton, Dickinson and Co. 3.734% 2024	660	681
Becton, Dickinson and Co. 4.685% 2044	145	157
Berkshire Hathaway Energy Co. 3.50% 2025[5]	375	378
Berkshire Hathaway Inc. 2.00% 2018	2,000	2,024
Bermuda Government 5.603% 2020[5]	1,220	1,342
Bermuda Government 4.138% 2023[5]	300	305
Bermuda Government 4.854% 2024[5]	8,210	8,579
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[5]	550	532
Bonanza Creek Energy, Inc. 6.75% 2021	150	133
Boyd Gaming Corp. 9.125% 2018	700	721
BP Capital Markets PLC 0.657% 2016[1]	2,060	2,061
BPCE SA group 5.70% 2023[5]	6,045	6,511
Brandywine Operating Partnership, LP 3.95% 2023	190	192
British American Tobacco International Finance PLC 2.125% 2017[5]	150	151
British American Tobacco International Finance PLC 9.50% 2018[5]	2,378	2,996
Builders Firstsource 7.625% 2021[5]	1,300	1,336
Burlington Northern Santa Fe LLC 3.40% 2024	1,050	1,071
Canadian Natural Resources Ltd. 5.70% 2017	100	108
Celgene Corp 3.625% 2024	600	614
Celgene Corp 4.625% 2044	610	635
CEMEX Finance LLC 9.375% 2022[5]	465	521
Centene Corp. 4.75% 2022	2,000	2,007
CenterPoint Energy Resources Corp. 4.50% 2021	580	637
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[2]	400	448
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	2,725	2,834
CEVA Group PLC 4.00% 2018[5]	750	656
CEVA Group PLC 7.00% 2021[5]	1,175	1,140
CEVA Group PLC, LOC, 6.50% 2021[1,2,6]	325	306
CEVA Group PLC, Term Loan B, 6.50% 2021[1,2,6]	469	441
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,6]	340	320
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,6]	59	55
CEZ, a s 4.25% 2022[5]	1,340	1,431
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 5.50% 2022	925	941
Chevron Corp. 1.718% 2018	250	251
CIT Group Inc. 3.875% 2019	4,000	4,000
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A-1, 1.199% 2047[2]	463	462
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[2]	1,500	1,589
Citigroup Inc. 2.50% 2018	200	203
American Funds Insurance Series — Global Bond Fund — Page 110 of 147

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Citigroup Inc. 2.55% 2019	$3,100	$3,124
Citigroup Inc. 2.50% 2019	2,250	2,253
Citigroup Inc. 3.75% 2024	1,145	1,173
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.40% 2044[1,2]	1,076	1,094
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[2]	1,232	1,294
CME Group Inc. 5.30% 2043	300	365
CMS Energy Corp. 8.75% 2019	258	323
CMS Energy Corp. 5.05% 2022	392	440
CMS Energy Corp. 3.875% 2024	100	104
CMS Energy Corp. 4.70% 2043	412	441
CMS Energy Corp. 4.875% 2044	709	779
CNA Financial Corp. 7.35% 2019	230	275
Comcast Corp. 6.30% 2017	1,020	1,156
Comcast Corp. 5.875% 2018	340	383
Comcast Corp. 6.40% 2040	150	204
Comcast Corp. 4.65% 2042	2,325	2,555
Comcast Corp. 4.75% 2044	945	1,057
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[2]	1,021	1,092
Commercial Mortgage Trust, Series 2014-UBS2, Class A-1, 1.298% 2047[2]	1,356	1,351
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.796% 2049[1,2]	100	108
Commonwealth Bank of Australia 0.75% 2016[2,5]	1,650	1,651
ConAgra Foods, Inc. 1.30% 2016	600	600
ConAgra Foods, Inc. 3.20% 2023	869	853
Consumers Energy Co. 3.375% 2023	345	357
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	26	28
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[2]	118	134
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]	51	57
ConvaTec Finance International SA 8.25% 2019[1,5,7]	2,200	2,234
Cox Communications, Inc. 2.95% 2023[5]	7,300	7,013
Credit Suisse Group AG 1.375% 2017	1,850	1,846
Credit Suisse Group AG 2.30% 2019	1,850	1,849
Crescent Resources 10.25% 2017[5]	225	242
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[2]	1,506	1,589
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[2]	1,387	1,463
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[1,2]	1,000	1,080
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[1,2]	200	214
Cumulus Media Holdings Inc. 7.75% 2019	1,180	1,196
CVS Caremark Corp. 2.25% 2019	480	479
DaimlerChrysler North America Holding Corp. 2.40% 2017[5]	750	766
DaimlerChrysler North America Holding Corp. 2.875% 2021[5]	2,275	2,299
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2,5]	1,048	1,074
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[2,5]	1,000	1,130
DCT Industrial Trust Inc. 4.50% 2023	110	115
Denbury Resources Inc. 4.625% 2023	225	196
Deutsche Telekom International Finance BV 3.125% 2016[5]	560	574
Deutsche Telekom International Finance BV 9.25% 2032	2,980	4,829
Developers Diversified Realty Corp. 7.50% 2017	750	841
Developers Diversified Realty Corp. 4.75% 2018	940	1,005
Devon Energy Corp. 3.25% 2022	1,010	994
Diamond Offshore Drilling, Inc. 4.875% 2043	550	470
Digicel Group Ltd. 8.25% 2020[5]	2,500	2,437
Digicel Group Ltd. 7.125% 2022[5]	675	629
DISH DBS Corp. 5.125% 2020	4,300	4,343
DJO Finance LLC 9.75% 2017	890	894
DJO Finance LLC 8.75% 2018	175	183
American Funds Insurance Series — Global Bond Fund — Page 111 of 147

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
DJO Finance LLC 7.75% 2018	$1,130	$1,102
DJO Finance LLC 9.875% 2018	560	571
Dominion Gas Holdings LLC 2.50% 2019	410	411
Dominion Gas Holdings LLC 3.60 2024	595	607
Dominion Gas Holdings LLC 4.60 2044	1,000	1,052
Dynacast International LLC 9.25% 2019	1,750	1,886
Dynegy Finance Inc. 7.375% 2022[5]	415	423
Dynegy Finance Inc. 7.625% 2024[5]	760	776
Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[5,8]	240	108
Electricité de France SA 6.95% 2039[5]	625	852
Electricité de France SA 4.875% 2044[5]	600	669
Enbridge Energy Partners, LP, Series B, 6.50% 2018	820	929
Enbridge Energy Partners, LP 9.875% 2019	750	950
Enbridge Energy Partners, LP 5.20% 2020	1,535	1,674
Enbridge Inc. 4.00% 2023	600	587
Enbridge Inc. 4.50% 2044	250	217
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[5]	1,955	1,960
EnLink Midstream Partners, LP 4.40% 2024	135	137
Enterprise Products Operating LLC 2.55% 2019	475	471
Enterprise Products Operating LLC 3.75% 2025	1,865	1,876
Enterprise Products Operating LLC 4.85% 2044	590	618
Enterprise Products Operating LLC 5.10% 2045	360	389
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.003% 2031[1,2,5]	2,370	2,372
ERP Operating LP 4.625% 2021	940	1,030
Euramax International, Inc. 9.50% 2016	1,750	1,636
Express Scripts Inc. 3.125% 2016	2,600	2,674
Fannie Mae 3.50% 2025[2]	721	763
Fannie Mae 3.50% 2025[2]	485	514
Fannie Mae 2.50% 2027[2]	153	157
Fannie Mae 2.50% 2028[2]	733	748
Fannie Mae 2.50% 2028[2]	177	181
Fannie Mae 2.50% 2028[2]	125	127
Fannie Mae 2.50% 2028[2]	216	220
Fannie Mae 2.50% 2028[2]	891	908
Fannie Mae 2.50% 2028[2]	1,265	1,290
Fannie Mae 2.50% 2028[2]	1,304	1,331
Fannie Mae 2.50% 2028[2]	896	914
Fannie Mae 2.50% 2028[2]	933	951
Fannie Mae 2.50% 2028[2]	932	950
Fannie Mae 6.50% 2036[2]	292	332
Fannie Mae 6.00% 2037[2]	147	167
Fannie Mae 6.00% 2037[2]	10	11
Fannie Mae 6.00% 2038[2]	320	364
Fannie Mae 6.00% 2039[2]	510	579
Fannie Mae 2.25% 2039[1,2]	65	69
Fannie Mae 2.28% 2039[1,2]	3	3
Fannie Mae 2.335% 2039[1,2]	3	3
Fannie Mae 2.191% 2039[1,2]	10	10
Fannie Mae 3.058% 2039[1,2]	89	96
Fannie Mae 3.47% 2039[1,2]	3	3
Fannie Mae 4.50% 2040[2]	698	758
Fannie Mae 6.00% 2040[2]	63	72
Fannie Mae 4.00% 2041[2]	1,028	1,098
American Funds Insurance Series — Global Bond Fund — Page 112 of 147

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 2041[2]	$1,738	$1,888
Fannie Mae 2.924% 2041[1,2]	575	598
Fannie Mae 3.547% 2041[1,2]	1,779	1,867
Fannie Mae 3.50% 2042[2]	643	671
Fannie Mae 3.50% 2042[2]	1,192	1,246
Fannie Mae 3.50% 2042[2]	403	422
Fannie Mae 3.50% 2043[2]	1,099	1,152
Fannie Mae 4.00% 2043[2]	1,282	1,383
Fannie Mae 3.50% 2043[2]	642	672
Fannie Mae 3.50% 2045[2,9]	32,675	34,047
Fannie Mae 4.50% 2045[2,9]	16,312	17,705
Fannie Mae 3.50% 2045[2,9]	11,650	12,107
Fannie Mae 4.00% 2045[2,9]	16,050	17,081
Fannie Mae 4.50% 2045[2,9]	27,348	29,632
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[2]	1,747	1,747
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[2]	2,000	1,951
First Data Corp. 12.625% 2021	3,398	4,044
First Data Corp. 11.75% 2021	1,300	1,498
First Quantum Minerals Ltd. 6.75% 2020[5]	1,931	1,757
First Quantum Minerals Ltd. 7.00% 2021[5]	1,931	1,748
FMG Resources 6.00% 2017[5]	2,875	2,758
FMG Resources 6.875% 2018[2,5]	1,622	1,476
Ford Motor Credit Co. 2.375% 2018	1,260	1,268
Ford Motor Credit Co. 2.375% 2019	4,550	4,523
Ford Motor Credit Co. 2.597% 2019	2,020	2,011
Forest Laboratories, Inc. 5.00% 2021[5]	730	792
Freddie Mac 2.50% 2016	625	642
Freddie Mac 0.75% 2018	2,800	2,765
Freddie Mac 6.50% 2039[2]	396	451
Freddie Mac 3.347% 2039[1,2]	4	5
Freddie Mac 4.50% 2039[2]	54	58
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[2]	1,535	1,539
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[2]	1,530	1,523
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[2]	1,840	1,837
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]	28	25
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2]	121	112
Freescale Semiconductor, Inc. 6.00% 2022[5]	1,475	1,545
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[1,2,6]	2,472	2,416
Frontier Communications Corp. 8.50% 2020	1,350	1,512
Frontier Communications Corp. 9.25% 2021	1,850	2,144
Frontier Communications Corp. 6.25% 2021	1,350	1,360
Gannett Co., Inc. 4.875% 2021[5]	195	194
Gardner Denver, Inc. Term Loan B, 4.25% 2020[1,2,6]	1,225	1,151
Gazprom OJSC, Series 9, 6.51% 2022	400	360
General Electric Capital Corp. 3.45% 2024	3,545	3,667
General Electric Co. 2.70% 2022	80	80
Georgia Gulf Corp. 4.625% 2021	725	690
Gilead Sciences, Inc. 3.05% 2016	160	166
Gilead Sciences, Inc. 4.40% 2021	200	221
Gilead Sciences, Inc. 3.70% 2024	600	631
Gilead Sciences, Inc. 3.50% 2025	5,120	5,266
Gilead Sciences, Inc. 4.80% 2044	400	446
Gilead Sciences, Inc. 4.50% 2045	390	419
Glencore Xstrata LLC 1.594% 2019[1,5]	1,325	1,333
Goldman Sachs Group, Inc. 2.55% 2019	1,530	1,524
American Funds Insurance Series — Global Bond Fund — Page 113 of 147

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 4.00% 2024	$5,020	$5,217
Goldman Sachs Group, Inc. 3.85% 2024	1,950	2,002
Goldman Sachs Group, Inc. 4.80% 2044	310	333
Government National Mortgage Assn. 3.00% 2027[2]	263	277
Government National Mortgage Assn. 2.50% 2028[2]	1,726	1,773
Government National Mortgage Assn. 2.50% 2028[2]	214	220
Government National Mortgage Assn. 2.50% 2028[2]	149	153
Government National Mortgage Assn. 2.50% 2028[2]	150	154
Government National Mortgage Assn. 2.50% 2028[2]	130	134
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 5.819% 2038[1,2]	1,283	1,347
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.819% 2038[1,2]	867	907
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[2]	1,493	1,605
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[2]	4,500	4,804
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[2]	1,839	2,016
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[1,2]	1,510	1,639
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.796% 2045[1,2]	299	325
Hardwoods Acquisition Inc 7.50% 2021[5]	750	742
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.008% 2015[1,2,6,10]	7	7
HBOS PLC 6.75% 2018[5]	375	419
HCA Inc. 3.75% 2019	3,000	3,011
HD Supply, Inc. 7.50% 2020	1,450	1,526
HD Supply, Inc. 5.25% 2021[5]	1,100	1,122
HDTFS Inc. 5.875% 2020	150	152
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[2,5]	4,765	4,775
Holcim Ltd. 5.15% 2023[5]	1,290	1,440
Home Depot, Inc. 4.40% 2045	560	615
Hospitality Properties Trust 6.70% 2018	680	752
HSBC Bank PLC 1.50% 2018[5]	200	198
HSBC Holdings PLC 4.00% 2022	175	187
HSBC Holdings PLC 4.25% 2024	4,400	4,587
HSBC Holdings PLC 5.25% 2044	285	320
Humana Inc. 2.625% 2019	265	265
Humana Inc. 3.85% 2024	1,000	1,015
Humana Inc. 4.95% 2044	1,000	1,068
Hungarian Government 4.125% 2018	4,782	4,985
Hungarian Government 4.00% 2019	2,500	2,575
Hungarian Government 6.25% 2020	810	914
Hungarian Government 5.375% 2023	460	501
Hungarian Government 5.375% 2024	2,000	2,170
Hungarian Government 7.625% 2041	3,746	4,999
Husky Energy Inc. 7.25% 2019	1,040	1,221
Icahn Enterprises Finance Corp. 3.50% 2017	1,900	1,905
Imperial Tobacco Finance PLC 3.50% 2023[5]	2,000	1,969
Indonesia (Republic of) 5.875% 2020[5]	1,505	1,674
Indonesia (Republic of) 5.875% 2020	120	134
Indonesia (Republic of) 3.75% 2022	4,150	4,108
Intelsat Jackson Holding Co. 7.25% 2020	350	371
Intelsat Jackson Holding Co. 6.625% 2022	3,625	3,743
International Business Machines Corp. 1.625% 2020	550	531
International Paper Co. 7.30% 2039	600	798
Intesa Sanpaolo SpA 5.017% 2024[5]	1,830	1,779
inVentiv Health Inc, Term Loan B4, 7.75% 2018[1,2,6]	1,470	1,465
inVentiv Health Inc. 9.00% 2018[5]	2,875	2,947
inVentiv Health Inc. 11.00% 2018[5]	200	176
American Funds Insurance Series — Global Bond Fund — Page 114 of 147

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
inVentiv Health Inc. 11.00% 2018[5]	$100	$87
inVentiv Health Inc. 12.00% 2018[1,5,7]	425	402
iStar Financial Inc. 5.00% 2019	1,875	1,828
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.467% 2037[1,2]	21	21
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[1,2]	143	150
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[1,2]	253	266
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.863% 2045[1,2]	1,250	1,306
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[2]	468	496
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2,5]	1,714	1,764
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2,5]	897	921
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.092% 2047[1,2]	1,510	1,612
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[2]	1,520	1,627
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.703% 2049[1,2]	2,019	2,186
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.703% 2049[1,2]	2,000	2,149
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[2]	1,494	1,609
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[1,2]	556	607
Jaguar Holding Co. 9.375% 2017[1,5,7]	2,000	2,049
JMC Steel Group Inc. 8.25% 2018[5]	1,850	1,764
JPMorgan Chase & Co. 1.625% 2018	1,875	1,856
JPMorgan Chase & Co. 3.25% 2022	1,000	1,008
JPMorgan Chase & Co. 3.625% 2024	590	605
JPMorgan Chase & Co. 3.875% 2024	695	696
Kenya (Republic of) 6.875% 2024[5]	900	947
Kimco Realty Corp., Series C, 4.904% 2015	235	236
Kimco Realty Corp. 5.70% 2017	500	545
Kimco Realty Corp. 6.875% 2019	1,250	1,483
Kinder Morgan Energy Partners, LP 6.00% 2017	140	151
Kinder Morgan Energy Partners, LP 3.50% 2021	175	172
Kinder Morgan Energy Partners, LP 3.45% 2023	2,250	2,158
Kinder Morgan Energy Partners, LP 3.50% 2023	1,600	1,522
Kinder Morgan Energy Partners, LP 4.15% 2024	3,075	3,073
Kinder Morgan Energy Partners, LP 5.50% 2044	4,609	4,702
Kinder Morgan, Inc. 4.30% 2025	3,060	3,077
Kinder Morgan, Inc. 5.55% 2045	1,850	1,902
Kindred Healthcare, Inc. 8.00% 2020[5]	700	747
Kinetic Concepts, Inc. 10.50% 2018	2,080	2,267
Kinetic Concepts, Inc. 12.50% 2019	2,305	2,559
KLX Inc. 5.875% 2022[5]	430	435
Kraft Foods Inc. 2.25% 2017	455	463
Kraft Foods Inc. 5.375% 2020	523	594
Laredo Petroleum, Inc. 9.50% 2019	150	150
Latvia (Republic of) 2.75% 2020	900	891
Latvia (Republic of) 5.25% 2021	375	424
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.858% 2044[1,2]	78	85
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[2]	818	876
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.163% 2045[1,2]	615	685
Lithuania (Republic of) 7.375% 2020	375	454
Lithuania (Republic of) 6.125% 2021[5]	450	526
Lithuania (Republic of) 6.625% 2022[5]	200	242
LSB Industries, Inc. 7.75% 2019	1,025	1,071
Marks and Spencer Group PLC 6.25% 2017[5]	1,250	1,377
McClatchy Co. 9.00% 2022	1,625	1,777
McKesson Corp. 3.25% 2016	180	184
McKesson Corp. 2.284% 2019	1,065	1,064
McKesson Corp. 3.796% 2024	680	700
American Funds Insurance Series — Global Bond Fund — Page 115 of 147

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
McKesson Corp. 4.883% 2044	$300	$332
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	1,500	1,545
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	2,000	2,145
Medtronic, Inc. 2.50% 2020[5]	1,455	1,461
Medtronic, Inc. 3.50% 2025[5]	7,260	7,443
Medtronic, Inc. 4.625% 2045[5]	520	566
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.028% 2050[1,2]	630	678
MetroPCS Wireless, Inc. 6.25% 2021	2,725	2,799
MetroPCS Wireless, Inc. 6.625% 2023	1,650	1,698
MidAmerican Energy Co. 4.40% 2044	240	265
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.079% 2049[1,2]	260	284
Morgan Stanley 2.125% 2018	2,275	2,278
Morgan Stanley 2.50% 2019	2,675	2,680
Morgan Stanley 2.375% 2019	325	324
Morgan Stanley, Series F, 3.875% 2024	555	571
Morgan Stanley 3.70% 2024	380	386
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[2]	783	832
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[2]	200	213
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.105% 2049[1,2]	68	74
Morocco Government 5.50% 2042	3,100	3,232
National Grid PLC 6.30% 2016	250	270
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	2,850	3,716
Navios Maritime Holdings Inc. 7.375% 2022[5]	3,100	2,883
NBC Universal Enterprise, Inc. 1.974% 2019[5]	600	595
Needle Merger Sub Corp. 8.125% 2019[5]	1,500	1,402
Neiman Marcus Group LTD Inc. 8.00% 2021[5]	1,325	1,408
Neiman Marcus Group LTD Inc. 8.75% 2021[1,5,7]	1,675	1,784
NGL Energy Partners LP 6.875% 2021[5]	150	149
NGPL PipeCo LLC 7.119% 2017[5]	750	741
NGPL PipeCo LLC 9.625% 2019[5]	2,100	2,116
Niagara Mohawk Power Corp. 3.508% 2024[5]	180	186
Niagara Mohawk Power Corp. 4.278% 2034[5]	300	318
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[5]	1,425	1,461
NII Capital Corp. 10.00% 2016[8]	50	18
NII Capital Corp. 7.875% 2019[5,8]	1,500	1,087
NII Capital Corp. 11.375% 2019[5,8]	525	381
NII Capital Corp. 8.875% 2019[8]	800	284
NII Capital Corp. 7.625% 2021[8]	3,250	617
Norfolk Southern Corp. 5.75% 2016	810	849
Norfolk Southern Corp. 3.00% 2022	720	724
Nortek Inc. 10.00% 2018	700	737
Nortek Inc. 8.50% 2021	1,895	2,037
Novartis Capital Corp. 3.40% 2024	910	949
Numericable Group SA, First Lien, 4.875% 2019[5]	225	224
Numericable Group SA, First Lien, 6.00% 2022[5]	1,775	1,787
NXP BV and NXP Funding LLC 3.75% 2018[5]	1,425	1,432
Oasis Petroleum Inc. 6.875% 2022	500	457
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[2,5]	1,225	1,124
Oracle Corp. 3.40% 2024	615	629
Orange SA 5.50% 2044	600	707
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[1,2,6]	1,059	1,044
Pacific Gas and Electric Co. 3.25% 2023	580	582
Pacific Gas and Electric Co. 3.85% 2023	300	313
PacifiCorp., First Mortgage Bonds, 3.60% 2024	1,015	1,051
PDC Energy Inc. 7.75% 2022	1,800	1,719
American Funds Insurance Series — Global Bond Fund — Page 116 of 147

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Peabody Energy Corp. 6.00% 2018	$4,425	$4,038
Pernod Ricard SA 4.45% 2022[5]	1,885	2,021
PETCO Animal Supplies, Inc. 9.25% 2018[5]	800	840
Petrobras International Finance Co. 5.75% 2020	200	193
Petróleos Mexicanos 3.50% 2018	3,135	3,182
Petróleos Mexicanos 8.00% 2019	1,400	1,662
Petróleos Mexicanos 4.875% 2022	4,100	4,305
Pfizer Inc. 3.40% 2024	900	938
PG&E Corp. 2.40% 2019	555	556
Philip Morris International Inc. 1.875% 2019	840	836
Philip Morris International Inc. 4.25% 2044	1,750	1,787
Ply Gem Industries, Inc. 6.50% 2022	1,425	1,345
Ply Gem Industries, Inc. 6.50% 2022[5]	950	888
PNC Bank 2.40% 2019	2,250	2,262
PNC Financial Services Group, Inc. 3.90% 2024	910	927
PNC Funding Corp. 3.30% 2022	2,211	2,277
Popular, Inc. 7.00% 2019	515	518
PRA Holdings, Inc. 9.50% 2023[5]	609	661
Progress Energy, Inc. 7.05% 2019	910	1,079
Progress Energy, Inc. 7.75% 2031	550	799
Prologis, Inc. 3.35% 2021	200	203
Prologis, Inc. 4.25% 2023	2,575	2,726
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,690
Puget Sound Energy, Inc., First Lien, 6.50% 2020	335	394
Puget Sound Energy, Inc., First Lien, 6.00% 2021	1,023	1,198
Puget Sound Energy, Inc., First Lien, 5.625% 2022	480	556
QBE Insurance Group Ltd. 2.40% 2018[5]	1,100	1,101
QGOG Constellation SA 6.25% 2019[5]	2,150	1,360
R.R. Donnelley & Sons Co. 7.875% 2021	1,050	1,165
R.R. Donnelley & Sons Co. 6.50% 2023	1,100	1,133
Rabobank Nederland 4.625% 2023	3,420	3,634
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,5]	681	734
RCI Banque 3.50% 2018[5]	1,500	1,554
Realogy Corp. 5.25% 2021[5]	350	342
Realogy Corp., LOC, 4.40% 2016[1,2,6]	10	10
Regions Financial Corp. 5.75% 2015	150	153
Regions Financial Corp. 2.00% 2018	1,175	1,165
Reynolds American Inc. 4.85% 2023	110	119
Reynolds American Inc. 6.15% 2043	935	1,088
Reynolds Group Inc. 5.75% 2020	3,965	4,084
Rice Energy Inc. 6.25% 2022[5]	2,025	1,893
Rio Tinto Finance (USA) Ltd. 2.875% 2022	300	289
Roche Holdings, Inc. 6.00% 2019[5]	144	166
Roche Holdings, Inc. 2.25% 2019[5]	1,250	1,259
Roche Holdings, Inc. 2.875% 2021[5]	1,250	1,268
Roche Holdings, Inc. 3.35% 2024[5]	200	207
Royal Bank of Scotland PLC 5.625% 2020	290	331
Sabine Pass Liquefaction, LLC 5.625% 2021	700	691
Sabine Pass Liquefaction, LLC 5.75% 2024	1,075	1,060
SABMiller Holdings Inc. 3.75% 2022[5]	775	810
SABMiller Holdings Inc. 4.95% 2042[5]	1,230	1,391
Samson Investment Co. 9.75% 2020	425	178
Scentre Group, 3.50% 2025[5]	600	604
Select Medical Holdings Corp. 6.375% 2021	1,645	1,678
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,548
American Funds Insurance Series — Global Bond Fund — Page 117 of 147

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[5]	$1,800	$1,710
Simon Property Group, LP 10.35% 2019	750	982
Slovenia (Republic of) 4.75% 2018[5]	1,620	1,737
Slovenia (Republic of) 4.125% 2019[5]	1,000	1,050
Slovenia (Republic of) 4.375% 2022[5]	1,500	1,639
Slovenia (Republic of) 5.50% 2022	3,165	3,521
Slovenia (Republic of) 5.50% 2022[5]	425	473
Slovenia (Republic of) 5.85% 2023	4,010	4,554
Slovenia (Republic of) 5.85% 2023[5]	2,470	2,805
Slovenia (Republic of) 5.25% 2024	1,010	1,115
SoftBank Corp. 4.50% 2020[5]	725	717
Spectra Energy Partners, LP 4.75% 2024	405	435
Sprint Nextel Corp. 7.00% 2020	825	829
Sprint Nextel Corp. 7.25% 2021	575	573
Sprint Nextel Corp. 7.875% 2023	4,075	4,043
SRA International, Inc. 11.00% 2019	500	534
SRA International, Inc., Term Loan B, 6.50% 2018[1,2,6]	1,389	1,391
Stackpole Intl. 7.75% 2021[5]	925	930
Standard Chartered PLC 3.85% 2015[5]	1,245	1,258
Statoil ASA 0.524% 2018[1]	1,175	1,174
Statoil ASA 1.95% 2018	960	961
Statoil ASA 2.75% 2021	675	678
Statoil ASA 3.70% 2024	1,950	2,023
Statoil ASA 3.25% 2024	300	302
Statoil ASA 4.25% 2041	1,000	1,029
Tampa Electric Co. 4.10% 2042	930	955
Tampa Electric Co. 4.35% 2044	360	385
Targa Resources Corp. 4.125% 2019[5]	375	363
Teco Finance, Inc. 5.15% 2020	75	84
Teekay Corp. 8.50% 2020	1,375	1,536
Tenet Healthcare Corp., First Lien, 4.75% 2020	625	637
Tenet Healthcare Corp., First Lien, 4.50% 2021	3,125	3,145
Tennessee Valley Authority 5.88% 2036	500	687
Tennessee Valley Authority 5.25% 2039	1,750	2,235
Tesoro Logistics LP 5.50% 2019[5]	250	249
Thermo Fisher Scientific Inc. 4.15% 2024	660	697
Thomson Reuters Corp. 1.65% 2017	1,005	1,000
Thomson Reuters Corp. 5.65% 2043	670	777
TIBCO Software, Inc., Term Loan B, 6.50% 2020[1,2,6]	400	388
Time Inc. 5.75% 2022[5]	475	461
T-Mobile US, Inc. 6.731% 2022	1,250	1,292
Total Capital International 1.55% 2017	540	542
Total Capital International 2.875% 2022	465	461
TRAC Intermodal 11.00% 2019	575	624
TransCanada PipeLines Ltd. 7.625% 2039	250	345
Transocean Inc. 2.50% 2017	115	102
Transocean Inc. 6.375% 2021	710	656
Transocean Inc. 3.80% 2022	1,200	974
Turkey (Republic of) 4.557% 2018[5]	775	815
Turkey (Republic of) 6.25% 2022	1,880	2,150
Turkey (Republic of) 6.75% 2040	210	260
U.S. Treasury 0.375% 2015	4,960	4,966
U.S. Treasury 5.125% 2016	1,350	1,437
U.S. Treasury 0.875% 2017	12,400	12,369
U.S. Treasury 0.625% 2017	2,135	2,114
American Funds Insurance Series — Global Bond Fund — Page 118 of 147

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.75% 2017	$12,180	$12,052
U.S. Treasury 3.50% 2018	15,275	16,366
U.S. Treasury 0.625% 2018	4,350	4,263
U.S. Treasury 1.375% 2018	15,000	15,015
U.S. Treasury 1.50% 2018	67,050	67,370
U.S. Treasury 1.25% 2018	36,150	35,918
U.S. Treasury 1.50% 2019	13,950	13,958
U.S. Treasury 1.625% 2019	18,550	18,630
U.S. Treasury 1.50% 2019	9,150	9,129
U.S. Treasury 1.00% 2019	27,500	26,835
U.S. Treasury 1.625% 2019[11]	44,800	44,919
U.S. Treasury 1.625% 2019	4,400	4,407
U.S. Treasury 1.625% 2019	46,905	46,954
U.S. Treasury 1.75% 2019	11,000	11,063
U.S. Treasury 1.25% 2020	9,450	9,251
U.S. Treasury 1.125% 2020	30,350	29,484
U.S. Treasury 1.375% 2020	39,600	38,862
U.S. Treasury 2.50% 2024	19,530	20,111
U.S. Treasury 2.25% 2024	2,100	2,115
U.S. Treasury 2.875% 2043	6,300	6,447
U.S. Treasury Inflation-Protected Security 0.125% 2018[4]	5,033	5,021
U.S. Treasury Inflation-Protected Security 0.125% 2019[4]	45,678	45,268
U.S. Treasury Inflation-Protected Security 0.125% 2023[4]	874	849
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	46,202	46,619
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	9,300	8,999
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	1,449	1,708
U.S. Treasury Inflation-Protected Security 0.75% 2042[4]	657	643
U.S. Treasury Inflation-Protected Security 0.625% 2043[4]	1,239	1,175
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	14,517	16,592
UniCredito Italiano SpA 6.00% 2017[5]	600	642
United Mexican States Government Global 3.60% 2025	2,825	2,829
United Mexican States Government Global, Series A, 3.625% 2022	1,700	1,741
UnitedHealth Group Inc. 2.875% 2023	200	199
Unum Group 5.625% 2020	225	254
US Investigations Services, Inc. 13.00% 2020[5,7]	629	280
US Investigations Services, Inc. 14.00% 2020[2,5,7]	9	4
US Investigations Services, Inc. 15.00% 2021[5,7]	23	7
Various Purpose G.O. Bonds, 7.60% 2040	5,310	8,436
Various Purpose G.O. Bonds, 7.625% 2040	285	438
Verizon Communications Inc. 5.15% 2023	2,730	3,017
Verizon Communications Inc. 3.50% 2024	9,960	9,806
Verizon Communications Inc. 4.862% 2046[5]	5,840	6,014
Viacom Inc. 2.75% 2019	1,535	1,540
Viacom Inc. 4.25% 2023	1,335	1,379
Viacom Inc. 4.85% 2034	250	257
Viacom Inc. 5.85% 2043	575	642
Vodafone Group PLC 2.50% 2022	317	296
Volkswagen Group of America Finance, LLC 2.45% 2019[5]	545	549
Volvo Treasury AB 5.95% 2015[5]	1,920	1,942
VPI Escrow Corp. 6.375% 2020[5]	535	561
VPI Escrow Corp. 7.50% 2021[5]	2,000	2,167
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.707% 2043[1,2]	1,540	1,606
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[2]	90	96
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[2]	250	270
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[1,2]	380	406
American Funds Insurance Series — Global Bond Fund — Page 119 of 147

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.933% 2049[1,2]	$150	$161
Walter Energy, Inc. 9.50% 2019[5]	900	688
Warner Music Group 5.625% 2022[5]	25	24
WEA Finance LLC 1.75% 2017[5]	655	652
WEA Finance LLC 2.70% 2019[5]	1,500	1,501
WEA Finance LLC 3.75% 2024[5]	535	544
WellPoint, Inc. 2.30% 2018	585	589
Wells Fargo & Co. 3.30% 2024	4,500	4,534
Western Gas Partners LP 4.00% 2022	1,500	1,523
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.755% 2031[1,2,5]	660	699
Williams Partners LP 5.25% 2020	225	245
Williams Partners LP 4.125% 2020	375	385
Williams Partners LP 4.50% 2023	760	768
Williams Partners LP 4.30% 2024	1,180	1,180
Wind Acquisition SA 4.75% 2020[5]	2,000	1,875
Wind Acquisition SA 7.375% 2021[5]	1,425	1,348
WM. Wrigley Jr. Co 3.375% 2020[5]	505	517
Xstrata Canada Financial Corp. 2.70% 2017[1,5]	1,250	1,266
Xstrata Canada Financial Corp. 4.95% 2021[5]	200	211
		1,366,666
Total bonds, notes & other debt instruments (cost: $2,546,783,000)		2,508,699
Convertible stocks 0.01% U.S. dollars 0.01%	Shares
CEVA Group PLC, Series A-1, 3.253% convertible preferred[10]	329	329
CEVA Group PLC, Series A-2, 2.253% convertible preferred[10,12]	37	28
Total convertible stocks (cost: $386,000)		357
Common stocks 0.01% U.S. dollars 0.01%
CEVA Group PLC[5,10,13]	431	334
Atrium Corp.[5,10,13]	2	—
Total common stocks (cost: $998,000)		334
Short-term securities 5.89%	Principal amount (000)
Abbott Laboratories 0.09% due 2/2/2015[5]	$ 20,000	19,999
Coca-Cola Co. 0.14% due 1/12/2015[5]	25,000	24,999
ExxonMobil Corp. 0.14% due 3/2/2015	17,000	16,996
Federal Home Loan Bank 0.09% due 2/13/2015	30,000	29,999
General Electric Co. 0.10% due 1/2/2015	5,100	5,100
John Deere Financial Ltd. 0.09% due 1/13/2015[5]	35,000	34,998
Toronto-Dominion Holdings USA Inc. 0.16% due 1/22/2015[5]	20,000	19,999
Total short-term securities (cost: $152,087,000)		152,090
Total investment securities 102.99% (cost: $2,700,254,000)		2,661,480
Other assets less liabilities (2.99)%		(77,177)
Net assets 100.00%		$2,584,303
American Funds Insurance Series — Global Bond Fund — Page 120 of 147

[1]	Coupon rate may change periodically.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Step bond; coupon rate will increase at a later date.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $284,687,000, which represented 11.02% of the net assets of the fund.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $10,039,000, which represented .39% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Scheduled interest and/or principal payment was not received.
[9]	A portion or all of the security purchased on a TBA basis.
[10]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, was $698,000, which represented .03% of the net assets of the fund.
[11]	A portion of this security was pledged as collateral. The total value of pledged collateral was $4,587,000, which represented .18% of the net assets of the fund.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[13]	Security did not produce income during the last 12 months.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, 2.253% convertible preferred	3/10/2010	$ 52	$28.00%

Key to abbreviations
Auth. = Authority
Dev. = Development
Econ. = Economic
Fac. = Facility
G.O. = General Obligation
Rev. = Revenue
TBA = To be announced
American Funds Insurance Series — Global Bond Fund — Page 121 of 147

High-Income Bond FundSM
Investment portfolio
December 31, 2014
Bonds, notes & other debt instruments 89.08% Corporate bonds & notes 86.38% Telecommunication services 15.03%	Principal amount (000)	Value (000)
Altice Finco SA 6.50% 2022[1]	$2,225	$2,181
Altice Finco SA, First Lien, 7.75% 2022[1]	4,750	4,771
Altice Finco SA 8.125% 2024[1]	1,325	1,299
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	1,250	1,506
Digicel Group Ltd. 8.25% 2020[1]	17,300	16,867
Digicel Group Ltd. 6.00% 2021[1]	5,650	5,297
Digicel Group Ltd. 7.125% 2022[1]	3,250	3,031
Frontier Communications Corp. 8.125% 2018	6,925	7,808
Frontier Communications Corp. 8.50% 2020	5,775	6,468
Frontier Communications Corp. 6.25% 2021	5,525	5,566
Frontier Communications Corp. 9.25% 2021	4,525	5,243
Frontier Communications Corp. 8.75% 2022	550	617
Frontier Communications Corp. 6.875% 2025	1,425	1,429
Intelsat Jackson Holding Co. 7.25% 2020	1,100	1,165
Intelsat Jackson Holding Co. 6.625% 2022	22,350	23,076
Intelsat Luxembourg Holding Co. 6.75% 2018	1,470	1,507
MetroPCS Wireless, Inc. 6.25% 2021	16,950	17,412
MetroPCS Wireless, Inc. 6.625% 2023	19,150	19,705
Millicom International Cellular SA 6.625% 2021[1]	4,040	4,222
NII Capital Corp. 10.00% 2016[2]	15,300	5,355
NII Capital Corp. 7.875% 2019[1,2]	10,975	7,957
NII Capital Corp. 8.875% 2019[2]	6,125	2,174
NII Capital Corp. 11.375% 2019[1,2]	8,610	6,242
NII Capital Corp. 7.625% 2021[2]	21,625	4,109
Numericable Group SA, First Lien, 4.875% 2019[1]	18,800	18,706
Numericable Group SA, First Lien, 6.00% 2022[1]	8,750	8,809
Numericable Group SA, First Lien, 6.25% 2024[1]	600	605
SoftBank Corp. 4.50% 2020[1]	4,525	4,474
Sprint Nextel Corp. 7.00% 2020	28,050	28,190
Sprint Nextel Corp. 7.25% 2021	9,900	9,863
Sprint Nextel Corp. 11.50% 2021	4,950	5,977
Sprint Nextel Corp. 7.875% 2023	2,050	2,034
Telecom Italia Capital SA 6.999% 2018	4,075	4,544
T-Mobile US, Inc. 6.542% 2020	6,379	6,610
T-Mobile US, Inc. 6.731% 2022	3,500	3,618
T-Mobile US, Inc. 6.375% 2025	9,400	9,574
Trilogy International Partners, LLC 10.25% 2016[1]	12,675	12,723
Wind Acquisition SA 4.75% 2020[1]	7,575	7,102
Wind Acquisition SA 7.375% 2021[1]	18,000	17,033
		294,869
Health care 14.64%
Centene Corp. 5.75% 2017	5,080	5,410
Centene Corp. 4.75% 2022	2,640	2,650
Community Health Systems, Inc. 5.125% 2018	2,195	2,277
American Funds Insurance Series — High-Income Bond Fund — Page 122 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
ConvaTec Finance International SA 8.25% 2019[1,3,4]	$6,925	$7,033
DJO Finance LLC 9.75% 2017	5,930	5,960
DJO Finance LLC 7.75% 2018	12,070	11,768
DJO Finance LLC 8.75% 2018	840	878
DJO Finance LLC 9.875% 2018	5,525	5,636
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]	6,260	6,276
Forest Laboratories, Inc. 5.00% 2021[1]	6,315	6,848
Grifols Worldwide Operations Ltd. 5.25% 2022[1]	250	256
HCA Inc. 3.75% 2019	16,135	16,196
HCA Inc. 6.50% 2020	3,830	4,301
HCA Inc. 5.00% 2024	3,900	4,017
inVentiv Health Inc, Term Loan B4, 7.75% 2018[3,5,6]	7,585	7,561
inVentiv Health Inc. 9.00% 2018[1]	10,775	11,044
inVentiv Health Inc. 11.00% 2018[1]	8,597	7,501
inVentiv Health Inc. 11.00% 2018[1]	3,495	3,067
inVentiv Health Inc. 12.00% 2018[1,3,4]	17,376	16,420
Jaguar Holding Co. 9.375% 2017[1,3,4]	400	410
Kindred Healthcare Inc., Term Loan B, 4.25% 2021[3,5,6]	3,437	3,342
Kindred Healthcare, Inc. 8.00% 2020[1]	5,925	6,325
Kinetic Concepts, Inc. 10.50% 2018	22,795	24,847
Kinetic Concepts, Inc. 12.50% 2019	15,330	17,016
Multiplan Inc., Term Loan B, 3.75% 2021[3,5,6]	13,777	13,424
Omnicare, Inc. 4.75% 2022	2,155	2,193
Omnicare, Inc. 5.00% 2024	515	530
Ortho-Clinical Diagnostics Inc. 6.625% 2022[1]	8,340	7,506
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[3,5,6]	10,599	10,447
Patheon Inc. 7.50% 2022[1]	600	611
PRA Holdings, Inc. 9.50% 2023[1]	2,481	2,692
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[3,5,6,7]	3,061	3,046
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[3,5,6,7]	2,300	2,289
Rotech Healthcare Inc., Term Loan, 13.00% 2020[3,4,5,6,7]	4,824	4,800
Select Medical Holdings Corp. 6.375% 2021	6,540	6,671
Tenet Healthcare Corp., First Lien, 4.75% 2020	7,485	7,635
Tenet Healthcare Corp., First Lien, 6.00% 2020	6,405	6,894
Tenet Healthcare Corp., First Lien, 4.50% 2021	4,705	4,734
VPI Escrow Corp. 6.75% 2018[1]	14,755	15,733
VPI Escrow Corp. 6.375% 2020[1]	8,870	9,302
VPI Escrow Corp. 7.50% 2021[1]	500	542
VWR Funding, Inc. 7.25% 2017	10,770	11,295
		287,383
Industrials 12.76%
AAF Holdings LLC 12.75% 2019[1,3,4]	2,400	2,338
ADT Corp. 4.125% 2019	7,075	7,022
ADT Corp. 5.25% 2020	950	967
AECOM Technology Corp. 5.75% 2022[1]	3,570	3,659
Altegrity, Inc. 9.50% 2019[1]	12,225	11,644
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	25,580	21,231
B/E Aerospace, Inc., Term Loan B, 4.00% 2021[3,5,6]	1,360	1,360
Builders Firstsource 7.625% 2021[1]	10,600	10,891
CEVA Group PLC 4.00% 2018[1]	6,450	5,644
CEVA Group PLC 7.00% 2021[1]	1,175	1,140
CEVA Group PLC 9.00% 2021[1]	2,275	2,144
CEVA Group PLC, LOC, 6.50% 2021[3,5,6]	2,140	2,011
American Funds Insurance Series — High-Income Bond Fund — Page 123 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
CEVA Group PLC, Term Loan B, 6.50% 2021[3,5,6]	$3,090	$2,904
CEVA Group PLC, Term Loan, 6.50% 2021[3,5,6]	2,240	2,105
CEVA Group PLC, Term Loan, 6.50% 2021[3,5,6]	386	363
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[5]	249	261
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[5]	114	121
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[5]	10	10
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[5]	113	123
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	326	361
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[5]	80	82
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-1, 5.00% 2018[3,5,6]	1,164	1,161
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-2, 5.00% 2018[3,5,6]	511	510
Esterline Technologies Corp. 7.00% 2020	4,000	4,220
Euramax International, Inc. 9.50% 2016	10,390	9,715
Far East Capital Limited SA 8.75% 2020[1]	1,335	554
Gardner Denver, Inc. Term Loan B, 4.25% 2020[3,5,6]	6,063	5,698
Gates Global LLC 6.00% 2022[1]	5,875	5,656
Gates Global LLC, Term Loan B, 4.25% 2021[3,5,6]	424	413
Hardwoods Acquisition Inc 7.50% 2021[1]	7,525	7,450
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.008% 2015[3,5,6,7]	382	363
HD Supply, Inc. 7.50% 2020	1,975	2,079
HD Supply, Inc. 11.50% 2020	7,130	8,199
HD Supply, Inc. 5.25% 2021[1]	4,125	4,207
HDTFS Inc. 4.25% 2018	325	325
HDTFS Inc. 5.875% 2020	875	886
HDTFS Inc. 6.25% 2022	2,800	2,842
Jeld-Wen Escrow Corp., Term Loan B, 5.25% 2021[3,5,6]	7,850	7,814
KLX Inc. 5.875% 2022[1]	5,895	5,969
LMI Aerospace Inc. 7.375% 2019[1]	3,025	2,964
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	7,500	7,350
Navios Maritime Holdings Inc. 7.375% 2022[1]	5,325	4,952
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	5,920	5,239
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	7,000	7,070
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[1]	5,755	5,899
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[1]	550	556
Nortek Inc. 10.00% 2018	7,460	7,852
Nortek Inc. 8.50% 2021	7,610	8,181
Ply Gem Industries, Inc. 6.50% 2022	16,450	15,525
Ply Gem Industries, Inc. 6.50% 2022[1]	4,800	4,488
R.R. Donnelley & Sons Co. 7.25% 2018	3,554	3,945
R.R. Donnelley & Sons Co. 7.875% 2021	5,525	6,133
R.R. Donnelley & Sons Co. 7.00% 2022	1,500	1,616
R.R. Donnelley & Sons Co. 6.50% 2023	5,525	5,691
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	7,775	7,386
TRAC Intermodal 11.00% 2019	1,500	1,628
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,5]	21	22
United Rentals, Inc. 7.375% 2020	1,275	1,383
United Rentals, Inc. 7.625% 2022	2,525	2,789
US Investigations Services, Inc. 13.00% 2020[1,4]	4,705	2,093
US Investigations Services, Inc. 14.00% 2020[1,4,5]	491	218
US Investigations Services, Inc. 15.00% 2021[1,4]	1,424	426
Virgin Australia Holdings Ltd. 8.50% 2019[1]	2,125	2,160
Watco Companies 6.375% 2023[1]	395	393
		250,401
American Funds Insurance Series — High-Income Bond Fund — Page 124 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary 12.52%	Principal amount (000)	Value (000)
Academy Sports 9.25% 2019[1]	$2,500	$2,638
Boyd Gaming Corp. 9.125% 2018	9,190	9,466
Boyd Gaming Corp. 9.00% 2020	11,000	11,316
Burger King Corp. 6.00% 2022[1]	4,975	5,124
CEC Entertainment, Inc. 8.00% 2022	2,850	2,779
Cedar Fair, LP 5.375% 2024[1]	175	174
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	13,400	13,936
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 5.50% 2022	12,625	12,846
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	2,800	2,961
Cooper-Standard Holdings Inc., Term Loan B, 4.00% 2021[3,5,6]	2,711	2,683
Cumulus Media Holdings Inc. 7.75% 2019	5,960	6,042
Cumulus Media Inc., Term Loan B, 4.25% 2020[3,5,6]	1,368	1,326
Delta 2 (Formula One), Term Loan B, 4.75% 2021[3,5,6]	300	294
Delta 2 (Formula One), Term Loan B, 7.75% 2022[3,5,6]	5,500	5,369
DISH DBS Corp. 4.25% 2018	18,675	19,119
DISH DBS Corp. 7.875% 2019	700	796
DISH DBS Corp. 5.125% 2020	6,250	6,312
Gannett Co., Inc. 5.125% 2019	915	940
Gannett Co., Inc. 4.875% 2021[1]	1,535	1,527
Gannett Co., Inc. 6.375% 2023	7,530	8,019
General Motors Co. 4.00% 2025	465	467
General Motors Co. 5.00% 2035	5,815	6,074
General Motors Financial Co. 3.00% 2017	1,360	1,377
General Motors Financial Co. 3.25% 2018	800	803
Hilton Worldwide Finance LLC 5.625% 2021	1,025	1,076
Jaguar Land Rover PLC 4.25% 2019[1]	1,410	1,428
La Quinta Properties, Inc., First Lien Term Loan B, 4.00% 2021[3,5,6]	903	893
Limited Brands, Inc. 6.625% 2021	875	989
McClatchy Co. 9.00% 2022	3,275	3,582
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	2,500	2,522
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	3,400	3,502
MGM Resorts International 8.625% 2019	5,400	6,149
MGM Resorts International 7.75% 2022	750	833
MGM Resorts International 6.00% 2023	2,000	2,020
Michaels Stores, Inc. 7.50% 2018[1,3,4]	565	578
Michaels Stores, Inc. 5.875% 2020[1]	850	863
NBC Universal Enterprise, Inc. 5.25% (undated)[1]	835	870
NCL Corp. Ltd. 5.25% 2019[1]	1,625	1,645
Needle Merger Sub Corp. 8.125% 2019[1]	6,705	6,269
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	8,050	8,553
Neiman Marcus Group LTD Inc. 8.75% 2021[1,3,4]	5,145	5,479
Neiman Marcus, Term Loan B, 4.25% 2020[3,5,6]	1,485	1,457
PETCO Animal Supplies, Inc. 9.25% 2018[1]	6,875	7,219
Pinnacle Entertainment, Inc. 6.375% 2021	1,450	1,501
Playa Resorts Holding BV 8.00% 2020[1]	5,225	5,238
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[3,5,6]	889	875
Revel Entertainment, Term Loan B, 10.00% 2015[2,3,4,5,6,7]	2,239	—
Revel Entertainment, Term Loan B, 14.50% 2018[2,3,4,5,6,7]	11,915	—
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,525	1,628
Schaeffler Holding Finance BV 6.875% 2018[3,4]	€3,800	4,794
Schaeffler Holding Finance BV 7.625% 2018[1,3,4]	$2,300	2,409
Six Flags Entertainment Corp. 5.25% 2021[1]	1,000	1,005
Stackpole Intl. 7.75% 2021[1]	1,595	1,603
Standard Pacific Corp. 5.875 2024	1,550	1,558
American Funds Insurance Series — High-Income Bond Fund — Page 125 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Time Inc. 5.75% 2022[1]	$5,475	$5,311
Time Inc., Term Loan B, 4.25% 2021[3,5,6]	6,318	6,271
Univision Communications Inc. 8.50% 2021[1]	4,570	4,890
Univision Communications Inc., Term Loan C3, 4.00% 2020[3,5,6]	441	433
Univision Communications Inc., Term Loan D, 4.00% 2020[3,5,6]	249	244
VTR Finance BV 6.875% 2024[1]	1,525	1,559
Warner Music Group 13.75% 2019	1,275	1,460
Warner Music Group 5.625% 2022[1]	12,500	12,156
Warner Music Group 6.75% 2022[1]	7,450	6,817
Wynn Macau, Ltd. 5.25% 2021[1]	8,125	7,678
		245,745
Energy 9.50%
Alpha Natural Resources, Inc. 9.75% 2018	5,550	2,525
Alpha Natural Resources, Inc. 6.00% 2019	2,067	661
Alpha Natural Resources, Inc. 7.50% 2020[1]	6,125	3,874
Alpha Natural Resources, Inc. 6.25% 2021	3,775	1,170
American Energy (Marcellus), Term Loan B, 5.25% 2020[3,5,6]	4,725	4,182
American Energy (Marcellus), Term Loan A, 8.50% 2021[3,5,6]	4,775	4,095
American Energy (Permian Basin) 7.125% 2020[1]	5,025	3,744
American Energy (Permian Basin) 7.375% 2021[1]	4,600	3,404
American Energy (Woodford LLC), 9.00% 2022[1]	6,625	4,306
Arch Coal, Inc. 7.00% 2019	7,720	2,355
Arch Coal, Inc. 8.00% 2019[1]	825	462
Arch Coal, Inc. 9.875% 2019	525	181
Arch Coal, Inc. 7.25% 2021	4,975	1,474
Arch Coal, Inc., Term Loan B1, 6.25% 2018[3,5,6]	5,801	4,823
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[1]	5,305	5,133
Bonanza Creek Energy, Inc. 6.75% 2021	850	752
CONSOL Energy Inc. 8.25% 2020	6,500	6,768
CONSOL Energy Inc. 5.875% 2022[1]	750	701
Denbury Resources Inc. 4.625% 2023	1,550	1,352
Ecopetrol SA 5.875% 2023	1,450	1,539
Jupiter Resources Inc. 8.50% 2022[1]	4,900	3,712
Laredo Petroleum, Inc. 9.50% 2019	6,825	6,825
Laredo Petroleum, Inc. 7.375% 2022	2,000	1,880
NGL Energy Partners LP 6.875% 2021[1]	6,100	6,039
NGPL PipeCo LLC 7.119% 2017[1]	6,715	6,631
NGPL PipeCo LLC 9.625% 2019[1]	16,825	16,951
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[3,5,6]	1,787	1,728
Oasis Petroleum Inc. 6.875% 2022	2,900	2,654
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[1,5]	1,636	1,472
PDC Energy Inc. 7.75% 2022	8,025	7,664
Peabody Energy Corp. 7.375% 2016	450	465
Peabody Energy Corp. 6.00% 2018	21,470	19,591
Peabody Energy Corp. 6.25% 2021	6,220	5,341
Petrobras International Finance Co. 5.75% 2020	590	571
QGOG Constellation SA 6.25% 2019[1]	6,105	3,861
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	4,175	4,050
Rice Energy Inc. 6.25% 2022[1]	9,100	8,509
Sabine Pass Liquefaction, LLC 5.625% 2021	5,900	5,826
Sabine Pass Liquefaction, LLC 5.75% 2024	8,925	8,802
Samson Investment Co. 9.75% 2020	13,115	5,500
Samson Investment Co., Term Loan B, 5.00% 2018[3,5,6]	150	119
American Funds Insurance Series — High-Income Bond Fund — Page 126 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Targa Resources Corp. 4.125% 2019[1]	$2,200	$2,129
Teekay Corp. 8.50% 2020	8,543	9,544
Tesoro Logistics LP 5.50% 2019[1]	1,225	1,219
Tesoro Logistics LP 6.25% 2022[1]	1,850	1,855
		186,439
Materials 8.37%
ArcelorMittal 10.35% 2019[3]	500	606
ArcelorMittal 6.00% 2021[3]	1,760	1,837
ArcelorMittal 7.25% 2041[3]	9,960	10,109
Ball Corp. 5.75% 2021	835	879
CEMEX Finance LLC 9.375% 2022[1]	4,690	5,253
First Quantum Minerals Ltd. 6.75% 2020[1]	16,543	15,054
First Quantum Minerals Ltd. 7.00% 2021[1]	17,343	15,695
First Quantum Minerals Ltd. 7.25% 2022[1]	1,275	1,151
FMG Resources 6.00% 2017[1]	25,865	24,814
FMG Resources 6.875% 2018[1,5]	5,216	4,746
FMG Resources 8.25% 2019[1]	750	685
Georgia Gulf Corp. 4.625% 2021	1,350	1,284
Georgia Gulf Corp. 4.875% 2023	800	758
JMC Steel Group Inc. 8.25% 2018[1]	17,250	16,452
LSB Industries, Inc. 7.75% 2019	5,275	5,512
Mirabela Nickel Ltd. 1.00% 2044[1,4,7]	53	54
Owens-Illinois, Inc. 5.00% 2022[1]	560	572
Owens-Illinois, Inc. 5.375% 2025[1]	420	425
Packaging Dynamics Corp. 8.75% 2016[1]	1,968	1,978
Rayonier Advanced Materials Inc. 5.50% 2024[1]	1,080	892
Reynolds Group Inc. 7.125% 2019	740	767
Reynolds Group Inc. 7.875% 2019	355	375
Reynolds Group Inc. 9.875% 2019	4,820	5,133
Reynolds Group Inc. 5.75% 2020	29,965	30,864
Ryerson Inc. 9.00% 2017	1,525	1,571
Ryerson Inc. 11.25% 2018	1,300	1,391
Solenis, Term Loan, 7.75% 2022[3,5,6]	640	626
Tembec Industries Inc. 9.00% 2019[1]	2,300	2,268
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[1]	2,945	3,137
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 3.75% 2020[3,5,6]	1,253	1,224
Walter Energy, Inc. 9.50% 2019[1]	10,550	8,071
		164,183
Information technology 7.57%
Alcatel-Lucent USA Inc. 4.625% 2017[1]	9,650	9,795
Alcatel-Lucent USA Inc. 6.75% 2020[1]	5,880	6,236
Alcatel-Lucent USA Inc. 8.875% 2020[1]	10,090	11,023
First Data Corp. 8.25% 2021[1]	5,123	5,507
First Data Corp. 11.75% 2021	17,195	19,817
First Data Corp. 12.625% 2021	10,804	12,857
First Data Corp. 8.75% 2022[1,3,4]	935	1,010
Freescale Semiconductor, Inc. 5.00% 2021[1]	9,000	9,045
Freescale Semiconductor, Inc. 6.00% 2022[1]	14,575	15,267
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[3,5,6]	5,433	5,311
Lawson Software, Inc. 9.375% 2019	3,000	3,221
NXP BV and NXP Funding LLC 3.75% 2018[1]	9,900	9,950
Serena Software, Inc. Term Loan B 7.50% 2020[3,5,6]	4,325	4,314
American Funds Insurance Series — High-Income Bond Fund — Page 127 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
SRA International, Inc. 11.00% 2019	$7,835	$8,364
SRA International, Inc., Term Loan B, 6.50% 2018[3,5,6]	16,913	16,934
SunGard Data Systems Inc. 7.625% 2020	3,650	3,887
TIBCO Software, Inc., Term Loan B, 6.50% 2020[3,5,6]	2,325	2,255
TIBCO Software, Inc. 11.375% 2021[1]	3,925	3,807
		148,600
Financials 4.72%
CIT Group Inc. 4.25% 2017	2,500	2,556
CIT Group Inc. 5.00% 2017	4,000	4,160
CIT Group Inc. 5.25% 2018	1,575	1,646
CIT Group Inc. 3.875% 2019	13,340	13,340
CIT Group Inc., Series C, 5.50% 2019[1]	3,800	4,021
Citigroup Inc., Series N, junior subordinated 5.80% (undated)[3]	1,839	1,844
Crescent Resources 10.25% 2017[1]	5,445	5,867
Goldman Sachs Group, Inc., Series L, 5.70% 2049[3]	522	530
Icahn Enterprises Finance Corp. 3.50% 2017	8,425	8,446
Iron Mountain Inc. 5.75% 2024	3,500	3,539
iStar Financial Inc. 4.00% 2017	8,300	8,103
iStar Financial Inc., Series B, 9.00% 2017	2,380	2,612
iStar Financial Inc. 4.875% 2018	1,925	1,899
iStar Financial Inc. 5.00% 2019	9,575	9,336
Liberty Mutual Group Inc., Series A, 7.80% 2087[1,3]	1,200	1,410
MetLife Capital Trust X, junior subordinated 9.25% 2068[1,3]	300	430
MetLife Inc., junior subordinated 10.75% 2069[3]	500	815
Ocwen Financial Corp. 6.625% 2019[1]	3,325	3,059
Popular, Inc. 7.00% 2019	2,315	2,327
Realogy Corp. 4.50% 2019[1]	9,950	9,900
Realogy Corp. 7.625% 2020[1]	750	806
Realogy Corp. 5.25% 2021[1]	4,150	4,051
Realogy Corp., LOC, 4.40% 2016[3,5,6]	513	509
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1,3]	1,265	1,429
		92,635
Utilities 0.81%
AES Corp. 8.00% 2020	3,000	3,442
AES Corp. 7.375% 2021	850	965
Calpine Corp. 5.375% 2023	800	809
Calpine Corp. 7.875% 2023[1]	218	241
Dynegy Finance Inc. 6.75% 2019[1]	145	148
Dynegy Finance Inc. 7.375% 2022[1]	3,030	3,087
Dynegy Finance Inc. 7.625% 2024[1]	3,710	3,789
NRG Energy, Inc. 6.25% 2022	1,790	1,839
TXU, Term Loan, 4.65% 2017[2,3,5,6]	2,461	1,594
		15,914
Consumer staples 0.46%
C&S Group Enterprises LLC 5.375% 2022[1]	650	647
Constellation Brands, Inc. 3.875% 2019	250	252
Constellation Brands, Inc. 6.00% 2022	700	777
Del Monte Corp. 7.625% 2019	5,597	5,513
Ingles Markets, Inc. 5.75% 2023	475	478
American Funds Insurance Series — High-Income Bond Fund — Page 128 of 147

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Smithfield Foods, Inc. 5.25% 2018[1]	$1,000	$1,020
Stater Bros. Holdings Inc., Term Loan B, 4.75% 2021[3,5,6]	249	247
		8,934
Total corporate bonds & notes		1,695,103
Bonds & notes of governments & government agencies outside the U.S. 2.44%
Argentina (Republic of) 7.00% 2017	4,145	3,947
Ghana (Republic of) 7.875% 2023	2,700	2,511
Greece Government 4.75% 2019	€1,500	1,446
Greek Government 2.00%/3.00% 2023[8]	790	610
Greek Government 2.00%/3.00% 2024[8]	790	604
Greek Government 2.00%/3.00% 2025[8]	790	571
Greek Government 2.00%/3.00% 2026[8]	790	547
Greek Government 2.00%/3.00% 2027[8]	790	532
Greek Government 2.00%/3.00% 2028[8]	790	516
Greek Government 2.00%/3.00% 2029[8]	790	513
Greek Government 2.00%/3.00% 2030[8]	790	506
Greek Government 2.00%/3.00% 2031[8]	790	502
Greek Government 2.00%/3.00% 2032[8]	790	495
Greek Government 2.00%/3.00% 2033[8]	790	494
Greek Government 2.00%/3.00% 2034[8]	790	489
Greek Government 2.00%/3.00% 2035[8]	790	487
Greek Government 2.00%/3.00% 2036[8]	790	483
Greek Government 2.00%/3.00% 2037[8]	790	478
Greek Government 2.00%/3.00% 2038[8]	790	481
Greek Government 2.00%/3.00% 2039[8]	790	482
Greek Government 2.00%/3.00% 2040[8]	790	482
Greek Government 2.00%/3.00% 2041[8]	790	483
Greek Government 2.00%/3.00% 2042[8]	790	485
Hungarian Government 6.25% 2020	$850	959
Hungarian Government 6.375% 2021	1,000	1,148
India (Republic of) 8.83% 2023	INR440,000	7,342
Indonesia (Republic of) 8.375% 2034	IDR37,600,000	3,075
Kenya (Republic of) 6.875% 2024	$2,500	2,631
Portuguese Government 5.65% 2024	€1,450	2,177
Republic of Senegal 6.25% 2024	$1,400	1,341
Slovenia (Republic of) 5.85% 2023[1]	2,595	2,947
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR15,150	1,305
United Mexican States Government, Series M20, 10.00% 2024	MXN27,500	2,446
Zambia (Republic of) 8.50% 2024	$4,000	4,388
		47,903
U.S. Treasury bonds & notes 0.17% U.S. Treasury 0.17%
U.S. Treasury 0.25% 2015	3,275	3,278
Total U.S. Treasury bonds & notes		3,278
American Funds Insurance Series — High-Income Bond Fund — Page 129 of 147

Bonds, notes & other debt instruments Municipals 0.09%	Principal amount (000)	Value (000)
State of New Jersey, Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[1,2]	$875	$394
Territory of Puerto Rico, Public Improvement Ref. Bonds (G.O. Bonds), Series 2014-A, 8.00% 2035	1,500	1,308
Territory of Puerto Rico, University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2023	200	125
		1,827
Total bonds, notes & other debt instruments (cost: $1,826,064,000)		1,748,111
Convertible bonds 0.30% Energy 0.11%
American Energy Utica, LLC 3.50% convertible notes 2021[1,3,4]	3,042	2,205
Financials 0.10%
Bank of Ireland 10.00% convertible notes 2016	€1,460	1,914
Materials 0.09%
Mirabela Nickel Ltd. 9.50% convertible notes 2019[1,4]	$2,144	1,769
Total convertible bonds (cost: $7,127,000)		5,888
Convertible stocks 1.02% Utilities 0.51%	Shares
Dominion Resources, Inc., convertible preferred, Series A, units	100,000	5,201
Exelon Corp., convertible preferred, units	91,000	4,777
		9,978
Industrials 0.33%
CEVA Group PLC, Series A-1, 3.253% convertible preferred[7]	4,788	4,788
CEVA Group PLC, Series A-2, 2.253% convertible preferred[7,9]	2,211	1,714
		6,502
Financials 0.18%
Weyerhaeuser Co., Series A, 6.375% convertible preferred	60,000	3,462
Total convertible stocks (cost: $19,628,000)		19,942
Preferred securities 0.04% Financials 0.04%
Citigroup Inc., Series K, depositary shares	30,010	798
Total preferred securities (cost: $751,000)		798
Common stocks 0.80% Consumer discretionary 0.33%
Cooper-Standard Holdings Inc.[10]	110,446	6,393
Adelphia Recovery Trust, Series Arahova[10]	388,601	4
Adelphia Recovery Trust, Series ACC-1[10]	449,306	1
Adelphia Recovery Trust, Series ACC-6B7,10	1,000,000	—
American Funds Insurance Series — High-Income Bond Fund — Page 130 of 147

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Five Star Travel Corp.[1,7,10]	7,285	$1
Revel AC, Inc. (CVR)[7,9,10]	13,372,726	—
Revel AC, Inc.[7,9,10]	125,906	—
		6,399
Industrials 0.22%
CEVA Group PLC[1,7,10]	5,622	4,357
Quad/Graphics, Inc., Class A	525	12
Atrium Corp.[1,7,10]	361	1
		4,370
Health care 0.17%
Rotech Healthcare Inc.[7,10]	201,793	3,404
Materials 0.08%
NewPage Holdings Inc.[9]	16,880	1,477
Mirabela Nickel Ltd.[7,10]	6,645,429	157
		1,634
Total common stocks (cost: $25,260,000)		15,807
Short-term securities 5.26%	Principal amount (000)
Abbott Laboratories 0.11% due 2/26/2015[1]	$35,000	34,994
Chevron Corp. 0.12% due 3/11/2015[1]	34,700	34,689
Federal Home Loan Bank 0.13% due 4/9/2015	7,500	7,499
General Electric Co. 0.10% due 1/2/2015	26,000	26,000
Total short-term securities (cost: $103,183,000)		103,182
Total investment securities 96.50% (cost: $1,982,013,000)		1,893,728
Other assets less liabilities 3.50%		68,748
Net assets 100.00%		$1,962,476
American Funds Insurance Series — High-Income Bond Fund — Page 131 of 147

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $797,716,000, which represented 40.65% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Coupon rate may change periodically.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $137,417,000, which represented .07% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, was $24,973,000, which represented 1.27% of the net assets of the fund.
[8]	Step bond; coupon rate will increase at a later date.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[10]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, 2.253% convertible preferred	3/10/2010-1/23/2012	$2,214	$1,714.09%
NewPage Holdings Inc.	9/17/2009-7/24/2014	1,368	1,477.08
Revel AC, Inc.	2/14/2011-12/13/2011	6,279	—	.00
Revel AC, Inc. (CVR)	2/15/2011-3/15/2013	2,419	—	.00
Liberman Broadcasting, Inc., warrants, expire 2022	12/31/2012	—	—	.00
Total private placement securities		$12,280	$3,191.17%

Key to abbreviations and symbols
Auth. = Authority
CVR = Contingent Value Rights
Dev. = Development
Econ. = Economic
€ = Euros
Fac. = Facility
G.O. = General Obligation
IDR = Indonesian rupiah
INR = Indian rupees
LOC = Letter of credit
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
ZAR = South African rand
American Funds Insurance Series — High-Income Bond Fund — Page 132 of 147

Mortgage FundSM
Investment portfolio
December 31, 2014
Bonds, notes & other debt instruments 98.55% Mortgage-backed obligations 54.01% Federal agency mortgage-backed obligations 44.25%	Principal amount (000)	Value (000)
Fannie Mae 5.00% 2036[1]	$540	$586
Fannie Mae 3.50% 2045[1,2]	49,979	52,078
Fannie Mae 3.50% 2045[1,2]	5,000	5,196
Fannie Mae 4.50% 2045[1,2]	7,500	8,141
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.704% 2048[1,3,4]	354	354
Freddie Mac 5.00% 2034[1]	3,267	3,608
Freddie Mac 3.50% 2045[1,2]	6,000	6,236
Government National Mortgage Assn. 3.75% 2034[1]	1,541	1,617
Government National Mortgage Assn. 3.75% 2038[1]	1,102	1,149
Government National Mortgage Assn. 3.75% 2039[1]	1,132	1,185
Government National Mortgage Assn. 4.00% 2039[1]	789	824
Government National Mortgage Assn. 6.00% 2039[1]	704	801
Government National Mortgage Assn. 4.00% 2040[1]	425	444
Government National Mortgage Assn. 5.50% 2040[1]	5,246	5,920
Government National Mortgage Assn. 4.50% 2041[1]	199	212
Government National Mortgage Assn. 5.00% 2041[1]	2,628	2,882
Government National Mortgage Assn. 5.00% 2041[1]	1,499	1,598
Government National Mortgage Assn. 6.50% 2041[1]	1,958	2,149
Government National Mortgage Assn. 3.50% 2042[1]	1,036	1,063
Government National Mortgage Assn. 3.50% 2042[1]	605	618
Government National Mortgage Assn. 3.50% 2042[1]	543	570
Government National Mortgage Assn. 4.00% 2042[1]	137	143
Government National Mortgage Assn. 3.50% 2043[1]	2,971	3,122
Government National Mortgage Assn. 3.50% 2043[1]	2,830	2,978
Government National Mortgage Assn. 3.50% 2043[1]	2,649	2,786
Government National Mortgage Assn. 3.50% 2043[1]	2,313	2,434
Government National Mortgage Assn. 3.50% 2043[1]	2,053	2,157
Government National Mortgage Assn. 3.50% 2043[1]	558	571
Government National Mortgage Assn. 3.50% 2043[1]	334	352
Government National Mortgage Assn. 3.75% 2044[1]	1,465	1,558
Government National Mortgage Assn. 4.00% 2044[1]	14,615	15,703
Government National Mortgage Assn. 4.00% 2044[1]	10,000	10,740
Government National Mortgage Assn. 4.00% 2044[1]	2,562	2,749
Government National Mortgage Assn. 4.25% 2044[1]	2,366	2,569
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	5,596	5,822
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	1,548	1,654
		152,569
Commercial mortgage-backed securities 9.76%
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[1,4]	923	954
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A1A, 5.189% 2038[1]	920	976
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.897% 2040[1,4]	576	628
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[1,4]	360	392
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A1A, 5.425% 2049[1]	1,473	1,562
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[1]	809	865
American Funds Insurance Series — Mortgage Fund — Page 133 of 147

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 01.05% 2027[1,3,4]	$1,250	$1,249
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[1]	4,766	5,027
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[1,3]	263	270
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.003% 2031[1,3,4]	985	986
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[1,3]	795	797
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[1]	878	930
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[1]	4,699	5,029
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.858% 2044[1,4]	2,757	3,007
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A-1-A, 5.335% 2038[1]	1,402	1,491
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[1,4]	1,207	1,257
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[1]	1,497	1,611
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A1A, 5.739% 2043[1,4]	1,898	2,009
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[1]	888	937
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.831% 2042[1,4]	332	360
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[1]	1,721	1,829
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.707% 2043[1,4]	1,292	1,347
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[1,4]	128	136
		33,649
Total mortgage-backed obligations		186,218
U.S. Treasury bonds & notes 21.56% U.S. Treasury inflation-protected securities 11.40%
U.S. Treasury Inflation-Protected Security 1.875% 2015[5]	1,312	1,316
U.S. Treasury Inflation-Protected Security 0.125% 2016[5]	2,689	2,682
U.S. Treasury Inflation-Protected Security 2.00% 2016[5]	2,991	3,036
U.S. Treasury Inflation-Protected Security 0.125% 2019[5]	9,120	9,039
U.S. Treasury Inflation-Protected Security 0.125% 2024[5]	10,350	10,015
U.S. Treasury Inflation-Protected Security 1.375% 2044[5]	11,576	13,231
		39,319
U.S. Treasury 10.16%
U.S. Treasury 1.50% 2019	5,000	4,968
U.S. Treasury 1.50% 2019	1,500	1,491
U.S. Treasury 1.625% 2019[6]	24,000	24,064
U.S. Treasury 1.625% 2019	2,000	2,002
U.S. Treasury 1.75% 2019	2,500	2,514
		35,039
Total U.S. Treasury bonds & notes		74,358
Federal agency bonds & notes 17.17%
Fannie Mae 1.75% 2019	21,900	21,957
Federal Home Loan Bank 0.50% 2016	13,285	13,257
Federal Home Loan Bank 2.00% 2016	2,215	2,265
Freddie Mac 0.875% 2017	8,200	8,223
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,4]	4,722	4,969
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,4]	1,250	1,316
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,210
		59,197
American Funds Insurance Series — Mortgage Fund — Page 134 of 147

Bonds, notes & other debt instruments Asset-backed obligations 5.81%	Principal amount (000)	Value (000)
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[1]	$1,655	$1,655
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.66% 2018[1]	2,000	2,011
AmeriCredit Automobile Receivables Trust, Series 2012-5, Class C, 1.69% 2018[1]	382	383
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, FSA insured, 0.315% 2019[1,3,4]	2,882	2,803
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2015[1]	2,000	2,022
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2016[1]	3,250	3,295
Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.19% 2018[1]	1,445	1,446
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55% 2018[1]	2,285	2,293
Santander Drive Auto Receivables Trust, Series 2013-1, Class B, 1.16% 2019[1]	4,124	4,137
		20,045
Total bonds, notes & other debt instruments (cost: $335,972,000)		339,818
Short-term securities 21.69%
ExxonMobil Corp. 0.08% due 1/22/2015	7,200	7,199
Fannie Mae 0.08%–0.10% due 3/2/2015–5/18/2015	15,100	15,096
Federal Farm Credit Banks 0.14% due 7/15/2015	5,000	4,996
Federal Home Loan Bank 0.07%–0.12% due 2/11/2015–3/13/2015	28,000	27,999
General Electric Co. 0.10% due 1/2/2015	8,400	8,400
John Deere Financial Ltd. 0.10% due 1/12/2015[3]	3,100	3,100
National Rural Utilities Cooperative Finance Corp. 0.11% due 1/16/2015	8,000	8,000
Total short-term securities (cost: $74,786,000)		74,790
Total investment securities 120.24% (cost: $410,758,000)		414,608
Other assets less liabilities (20.24)%		(69,800)
Net assets 100.00%		$344,808

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	A portion or all of the security purchased on a TBA basis.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,559,000, which represented 2.77% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $2,638,000, which represented .77% of the net assets of the fund.

Key to abbreviation
TBA = To be announced
American Funds Insurance Series — Mortgage Fund — Page 135 of 147

U.S. Government/AAA-Rated Securities FundSM
Investment portfolio
December 31, 2014
Bonds, notes & other debt instruments 91.37% U.S. Treasury bonds & notes 50.26% U.S. Treasury 38.55%	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2016[1]	$42,150	$42,792
U.S. Treasury 2.125% 2016	12,850	13,111
U.S. Treasury 4.50% 2016	10,100	10,569
U.S. Treasury 0.625% 2017	26,000	25,749
U.S. Treasury 0.75% 2017	25,750	25,653
U.S. Treasury 0.875% 2017	44,400	44,459
U.S. Treasury 2.75% 2017	24,000	25,094
U.S. Treasury 1.25% 2018	32,425	32,217
U.S. Treasury 1.25% 2018	25,975	25,786
U.S. Treasury 1.375% 2018	64,000	64,065
U.S. Treasury 1.50% 2018	25,700	25,823
U.S. Treasury 1.00% 2019	22,500	21,956
U.S. Treasury 1.50% 2019	43,775	43,496
U.S. Treasury 1.50% 2019	25,775	25,789
U.S. Treasury 1.50% 2019	25,330	25,273
U.S. Treasury 1.50% 2019	19,350	19,359
U.S. Treasury 1.50% 2019	17,125	17,015
U.S. Treasury 1.625% 2019	144,450	144,834
U.S. Treasury 1.625% 2019	140,000	140,230
U.S. Treasury 1.625% 2019	25,825	25,852
U.S. Treasury 1.625% 2019	10,515	10,551
U.S. Treasury 1.625% 2019	9,625	9,666
U.S. Treasury 1.75% 2019	21,175	21,296
U.S. Treasury 3.625% 2019	56,500	61,638
U.S. Treasury 1.125% 2020	13,350	12,969
U.S. Treasury 1.25% 2020	6,250	6,118
U.S. Treasury 1.375% 2020	13,200	12,954
U.S. Treasury 2.25% 2021	103,575	105,748
U.S. Treasury 1.625% 2022	46,698	45,288
U.S. Treasury 1.625% 2022	41,728	40,568
U.S. Treasury 1.75% 2022	63,000	61,935
U.S. Treasury 1.75% 2023	13,375	13,018
U.S. Treasury 2.00% 2023	13,264	13,206
U.S. Treasury 2.50% 2023	12,500	12,896
U.S. Treasury 2.75% 2023	52,000	54,722
U.S. Treasury 6.25% 2030	2,980	4,457
U.S. Treasury 2.875% 2043	17,225	17,627
U.S. Treasury 3.125% 2043	6,425	6,901
U.S. Treasury 3.625% 2043	15,850	18,648
U.S. Treasury 3.375% 2044	4,675	5,266
U.S. Treasury 3.625% 2044	3,875	4,563
		1,339,157
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 136 of 147

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 11.71%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.50% 2015[2]	$18,298	$18,061
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	16,136	16,092
U.S. Treasury Inflation-Protected Security 2.00% 2016[2]	17,946	18,216
U.S. Treasury Inflation-Protected Security 0.125% 2019[2]	44,538	44,138
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	4,440	4,343
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	4,341	4,216
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	12,178	12,092
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	75,002	72,574
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	72,228	72,881
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	7,359	6,976
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	120,064	137,228
		406,817
Total U.S. Treasury bonds & notes		1,745,974
Mortgage-backed obligations 23.51% Federal agency mortgage-backed obligations 23.51%
Fannie Mae 3.306% 2017[3]	1,972	2,062
Fannie Mae 2.50% 2027[3]	2,257	2,304
Fannie Mae 2.50% 2027[3]	1,060	1,082
Fannie Mae 6.50% 2028[3]	396	452
Fannie Mae 6.50% 2037[3]	151	167
Fannie Mae 7.00% 2037[3]	201	224
Fannie Mae 7.00% 2037[3]	65	72
Fannie Mae 5.50% 2038[3]	608	680
Fannie Mae 6.00% 2038[3]	119	134
Fannie Mae 2.19% 2039[3,4]	1,098	1,171
Fannie Mae 2.578% 2040[3,4]	8,969	9,482
Fannie Mae 4.186% 2040[3,4]	1,018	1,080
Fannie Mae 4.38% 2040[3,4]	1,392	1,476
Fannie Mae 4.50% 2040[3]	1,136	1,234
Fannie Mae 5.00% 2040[3]	482	540
Fannie Mae 3.076% 2041[3,4]	2,668	2,850
Fannie Mae 3.529% 2041[3,4]	1,528	1,605
Fannie Mae 4.00% 2041[3]	3,479	3,717
Fannie Mae 4.00% 2041[3]	2,641	2,854
Fannie Mae 4.50% 2041[3]	2,407	2,615
Fannie Mae 5.00% 2041[3]	1,558	1,753
Fannie Mae 5.00% 2041[3]	1,186	1,334
Fannie Mae 5.00% 2041[3]	779	878
Fannie Mae 5.00% 2041[3]	487	548
Fannie Mae 3.50% 2042[3]	3,518	3,671
Fannie Mae 3.50% 2042[3]	2,914	3,041
Fannie Mae 4.00% 2042[3]	1,858	2,008
Fannie Mae 4.00% 2042[3]	479	518
Fannie Mae 3.50% 2043[3]	3,748	3,931
Fannie Mae 4.00% 2043[3]	3,798	4,105
Fannie Mae 4.00% 2044[3]	1,674	1,806
Fannie Mae 4.00% 2044[3]	788	852
Fannie Mae 3.50% 2045[3,5]	114,850	119,674
Fannie Mae 4.50% 2045[3,5]	118,880	128,810
Fannie Mae 4.50% 2045[3,5]	73,420	79,691
Fannie Mae 5.00% 2045[3,5]	18,160	20,064
Fannie Mae, Series 2001-4, Class GA, 9.437% 2025[3,4]	4	4
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 137 of 147

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2001-4, Class NA, 10.005% 2025[3,4]	$12	$13
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	335	308
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[3]	717	789
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037[3]	343	380
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[3]	119	139
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.704% 2048[3,4,6]	177	177
Freddie Mac 5.50% 2024[3]	1,503	1,642
Freddie Mac 6.00% 2026[3]	304	345
Freddie Mac 2.375% 2036[3,4]	624	669
Freddie Mac 2.113% 2037[3,4]	113	120
Freddie Mac 5.50% 2037[3]	37	42
Freddie Mac 4.846% 2038[3,4]	609	653
Freddie Mac 5.50% 2038[3]	2,431	2,719
Freddie Mac 5.50% 2038[3]	125	140
Freddie Mac 5.00% 2040[3]	2,362	2,615
Freddie Mac 3.249% 2041[3,4]	5,887	6,247
Freddie Mac 3.401% 2041[3,4]	1,630	1,717
Freddie Mac 5.00% 2041[3]	3,712	4,172
Freddie Mac 5.00% 2041[3]	1,830	2,051
Freddie Mac 2.582% 2042[3,4]	1,357	1,393
Freddie Mac 2.078% 2043[3,4]	1,107	1,135
Freddie Mac 4.00% 2043[3]	18,797	20,184
Freddie Mac 4.00% 2043[3]	3,899	4,194
Freddie Mac 4.00% 2043[3]	1,414	1,523
Freddie Mac 4.00% 2043[3]	723	778
Freddie Mac 4.00% 2043[3]	696	750
Freddie Mac 4.00% 2043[3]	559	603
Freddie Mac 3.128% 2044[3,4]	839	868
Freddie Mac 4.00% 2044[3]	36,092	38,749
Freddie Mac 4.00% 2044[3]	578	624
Freddie Mac 4.00% 2043[3,5]	19,475	20,698
Freddie Mac 4.50% 2045[3,5]	30,000	32,514
Freddie Mac, Series 2356, Class GD, 6.00% 2016[3]	105	108
Freddie Mac, Series 1567, Class A, 0.561% 2023[3,4]	99	99
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	554	509
Freddie Mac, Series 3233, Class PA, 6.00% 2036[3]	425	477
Government National Mortgage Assn. 3.00% 2026[3]	10,356	10,900
Government National Mortgage Assn. 3.00% 2027[3]	7,336	7,721
Government National Mortgage Assn. 3.75% 2034[3]	1,466	1,537
Government National Mortgage Assn. 5.50% 2038[3]	827	925
Government National Mortgage Assn. 5.50% 2038[3]	471	527
Government National Mortgage Assn. 5.50% 2038[3]	298	334
Government National Mortgage Assn. 5.50% 2038[3]	265	297
Government National Mortgage Assn. 6.00% 2038[3]	647	739
Government National Mortgage Assn. 6.50% 2038[3]	1,002	1,146
Government National Mortgage Assn. 6.50% 2038[3]	284	325
Government National Mortgage Assn. 3.50% 2039[3,4]	572	603
Government National Mortgage Assn. 5.00% 2039[3]	1,961	2,169
Government National Mortgage Assn. 6.00% 2039[3]	704	802
Government National Mortgage Assn. 4.50% 2040[3]	1,266	1,392
Government National Mortgage Assn. 5.50% 2040[3]	19,265	21,739
Government National Mortgage Assn. 4.50% 2041[3]	3,240	3,554
Government National Mortgage Assn. 5.00% 2041[3]	5,905	6,476
Government National Mortgage Assn. 3.00% 2042[3]	105	107
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 138 of 147

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.50% 2043[3]	$3,917	$4,117
Government National Mortgage Assn. 4.00% 2044[3]	60,673	65,109
Government National Mortgage Assn. 4.00% 2044[3]	40,419	43,412
Government National Mortgage Assn. 4.00% 2044[3]	8,647	9,291
Government National Mortgage Assn. 4.00% 2044[3]	3,593	3,859
Government National Mortgage Assn. 4.50% 2045[3,5]	24,500	26,769
Government National Mortgage Assn. 6.172% 2058[3]	41	42
Government National Mortgage Assn. 6.22% 2058[3]	518	538
Government National Mortgage Assn., Series 2003, 6.116% 2058[3]	441	471
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015[3]	760	764
National Credit Union Administration, Series 2010-R2, Class 1A, 0.527% 2017[3,4]	353	354
National Credit Union Administration, Series 2011-R2, Class 1A, 0.556% 2020[3,4]	210	211
National Credit Union Administration, Series 2011-R3, Class 1A, 0.559% 2020[3,4]	824	828
National Credit Union Administration, Series 2011-R1, Class 1A, 0.606% 2020[3,4]	520	523
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	20,682	21,673
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	17,476	18,671
Total mortgage-backed obligations		816,558
Federal agency bonds & notes 17.60%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[3]	963	970
Fannie Mae 5.00% 2017	2,655	2,890
Fannie Mae 1.75% 2019	8,500	8,507
Fannie Mae 2.625% 2024	10,955	11,109
Fannie Mae 7.125% 2030	4,000	6,151
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[3]	1,859	1,858
Fannie Mae, Series 2012-M9, multifamily 1.513% 2017[3]	2,375	2,374
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022[3]	2,300	2,313
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[3]	2,350	2,396
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[3]	2,000	2,074
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[3,4]	1,841	1,940
Fannie Mae, Series 2014-M1, multifamily 3.373% 2023[3,4]	2,050	2,151
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[3,4]	1,510	1,562
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.477% 2024[3,4]	3,825	4,070
Federal Farm Credit Banks 0.212% 2017[4]	6,300	6,302
Federal Farm Credit Banks 0.225% 2017[4]	7,321	7,322
Federal Farm Credit Banks 0.60% 2017	41,774	41,491
Federal Home Loan Bank 0.375% 2015	34,750	34,776
Federal Home Loan Bank 2.75% 2015	9,250	9,293
Federal Home Loan Bank 0.375% 2016	20,750	20,729
Federal Home Loan Bank 0.625% 2016	4,575	4,565
Federal Home Loan Bank 1.75% 2018	38,000	38,326
Federal Home Loan Bank 3.375% 2023	16,715	17,949
Federal Home Loan Bank 2.875% 2024	8,500	8,747
Federal Home Loan Bank 5.50% 2036	600	821
Federal Home Loan Bank, Series 2816, 1.00% 2017	56,095	56,164
Freddie Mac 1.75% 2015	23,425	23,663
Freddie Mac 1.00% 2017	1,750	1,753
Freddie Mac 1.25% 2019	18,730	18,361
Freddie Mac 3.75% 2019	12,750	13,854
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016[3]	353	353
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018[3]	1,730	1,766
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018[3]	2,000	2,042
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[3]	1,800	1,845
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018[3]	2,019	2,115
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 139 of 147

Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[3]	$1,760	$1,752
Freddie Mac, Series KGRP, Class A, multifamily 0.536% 2020[3,4]	5,427	5,447
Freddie Mac, Series KF02, Class A3, multifamily 0.80% 2020[3,4]	1,130	1,134
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020[3]	1,471	1,499
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020[3]	924	953
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[3]	1,654	1,710
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[3]	1,222	1,279
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[3]	4,178	4,127
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021[3]	2,325	2,400
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[3]	2,375	2,358
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[3]	2,375	2,363
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[3]	1,479	1,529
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[3]	1,735	1,738
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[3,4]	400	422
Freddie Mac, Series K041, Class A-2, multifamily 3.171% 2024[3]	1,700	1,767
Private Export Funding Corp. 1.45% 2019	17,500	17,139
Private Export Funding Corp. 2.25% 2020	5,000	5,051
Private Export Funding Corp. 3.55% 2024	6,340	6,770
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[3]	79	82
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	128	137
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	88	95
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	248	270
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	602	646
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	36,244
Tennessee Valley Authority 1.875% 2022	10,150	9,771
Tennessee Valley Authority 4.65% 2035	2,330	2,814
Tennessee Valley Authority 5.88% 2036	1,750	2,405
Tennessee Valley Authority 5.25% 2039	6,500	8,303
Tennessee Valley Authority, Series B, 3.50% 2042	6,470	6,433
Tennessee Valley Authority, Series A, 4.625% 2060	250	290
TVA Southaven 3.846% 2033[3]	1,692	1,799
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	22,750	23,054
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	90,640
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,458
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 0% 2016	594	599
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[3]	971	1,020
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[3]	1,079	1,159
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[3]	882	941
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[3]	1,311	1,308
		611,508
Total bonds, notes & other debt instruments (cost: $3,125,272,000)		3,174,040
Short-term securities 20.46%
Abbott Laboratories 0.11% due 1/22/2015–3/2/2015[6]	50,000	49,994
Apple Inc. 0.13% due 1/6/2015[6]	7,200	7,200
Caterpillar Financial Services Corp. 0.12% due 2/19/2015	19,400	19,396
Chevron Corp. 0.12%–0.14% due 3/11/2015–4/14/2015[6]	75,000	74,968
Coca-Cola Co. 0.11%–0.18% due 2/20/2015–5/8/2015[6]	95,000	94,963
Emerson Electric Co. 0.10%–0.11% due 1/28/2015–3/4/2015[6]	55,400	55,391
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 140 of 147

Short-term securities	Principal amount (000)	Value (000)
ExxonMobil Corp. 0.08%–0.10% due 1/22/2015–2/10/2015	$51,000	$50,994
Federal Farm Credit Banks 0.10%–0.14% due 1/28/2015–7/15/2015	47,750	47,732
General Electric Co. 0.10% due 1/2/2015	27,400	27,400
Harvard University 0.11% due 1/16/2015	30,198	30,197
John Deere Capital Corp. 0.10% due 1/14/2015[6]	50,000	49,997
John Deere Financial Ltd. 0.09%–0.10% due 1/7/2015–1/14/2015[6]	36,400	36,399
Microsoft Corp. 0.10% due 2/2/2015[6]	24,700	24,698
National Rural Utilities Cooperative Finance Corp. 0.10% due 1/8/2015	20,000	19,999
Paccar Financial Corp. 0.10%–0.11% due 1/9/2015–1/22/2015	11,600	11,600
Procter & Gamble Co. 0.08%–0.15% due 1/7/2015–2/9/2015[6]	69,800	69,796
Regents of the University of California 0.12% due 2/13/2015	40,000	39,995
Total short-term securities (cost: $710,730,000)		710,719
Total investment securities 111.83% (cost: $3,836,002,000)		3,884,759
Other assets less liabilities (11.83)%		(410,946)
Net assets 100.00%		$3,473,813

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $20,696,000, which represented .60% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	A portion or all of the security purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $463,583,000, which represented 13.35% of the net assets of the fund.

Key to abbreviation
TBA = To be announced
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 141 of 147

Cash Management FundSM
Investment portfolio
December 31, 2014
Short-term securities 98.79% Federal agency discount notes 48.70%	Principal amount (000)	Value (000)
Fannie Mae 0.03%–0.09% due 1/2/2015–5/18/2015	$58,660	$58,653
Federal Home Loan Bank 0.05%–0.11% due 1/14/2015–3/25/2015	68,650	68,649
Freddie Mac 0.05%–0.10% due 1/20/2015–5/8/2015	52,315	52,308
International Bank for Reconstruction and Development 0.07% due 1/26/2015	5,000	5,000
Tennessee Valley Authority 0.06% due 1/6/2015	7,800	7,800
		192,410
U.S. Treasury bills 33.28%
U.S. Treasury Bills 0.02%–0.06% due 1/2/2015–5/14/2015	131,500	131,497
Commercial paper 16.81%
CAFCO, LLC 0.12% due 1/16/2015	10,000	9,999
Emerson Electric Co. 0.16% due 3/2/2015[1]	5,000	4,999
Gotham Funding Corp. 0.15% due 1/16/2015[1]	10,000	9,999
John Deere Capital Corp. 0.12% due 2/12/2015[1]	10,600	10,598
KfW 0.11% due 1/16/2015[1]	7,000	7,000
Regents of the University of California 0.12% due 2/23/2015	10,000	9,998
Sumitomo Mitsui Banking Corp. 0.16% due 1/6/2015[1]	13,800	13,800
		66,393
Total short-term securities (cost: $390,286,000)		390,300
Bonds, notes & other debt instruments 1.27% U.S. Treasury bonds & notes 1.27%
U.S. Treasury 0.093% 2016[2]	5,000,000	4,997
Total bonds, notes & other debt instruments (cost: $4,995,000)		4,997
Total investment securities 100.06% (cost: $395,281,000)		395,297
Other assets less liabilities (0.06)%		(232)
Net assets 100.00%		$395,065

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $46,396,000, which represented 11.74% of the net assets of the fund.
[2]	Coupon rate may change periodically.
American Funds Insurance Series — Cash Management Fund — Page 142 of 147

Managed Risk Growth FundSM
Investment portfolio
December 31, 2014
Growth funds 93.58%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	925,445	$74,175
Total growth funds (cost: $72,153,000)		74,175
Short-term securities 4.56%
Government Cash Management Fund	3,614,218	3,614
Total short-term securities (cost: $3,615,000)		3,614
Total investment securities 98.14% (cost: $75,768,000)		77,789
Other assets less liabilities 1.86%		1,475
Net assets 100.00%		$79,264
American Funds Insurance Series — Managed Risk Growth Fund — Page 143 of 147

Managed Risk International FundSM
Investment portfolio
December 31, 2014
Growth funds 94.05%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	2,130,911	$43,365
Total growth funds (cost: $44,843,000)		43,365
Short-term securities 4.63%
Government Cash Management Fund	2,134,483	2,134
Total short-term securities (cost: $2,134,000)		2,134
Total investment securities 98.68% (cost: $46,977,000)		45,499
Other assets less liabilities 1.32%		608
Net assets 100.00%		$46,107
American Funds Insurance Series — Managed Risk International Fund — Page 144 of 147

Managed Risk Blue Chip
Income and Growth FundSM
Investment portfolio
December 31, 2014
Growth-and-income funds 93.20%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	6,224,439	$91,437
Total growth-and-income funds (cost: $87,162,000)		91,437
Short-term securities 5.54%
Government Cash Management Fund	5,435,970	5,436
Total short-term securities (cost: $5,436,000)		5,436
Total investment securities 98.74% (cost: $92,598,000)		96,873
Other assets less liabilities 1.26%		1,234
Net assets 100.00%		$98,107
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 145 of 147

Managed Risk Growth-Income FundSM
Investment portfolio
December 31, 2014
Growth-and-income funds 92.94%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	1,334,756	$70,421
Total growth-and-income funds (cost: $68,649,000)		70,421
Short-term securities 6.29%
Government Cash Management Fund	4,764,642	4,765
Total short-term securities (cost: $4,764,000)		4,765
Total investment securities 99.23% (cost: $73,413,000)		75,186
Other assets less liabilities 0.77%		580
Net assets 100.00%		$75,766
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 146 of 147

Managed Risk Asset Allocation FundSM
Investment portfolio
December 31, 2014
Asset allocation funds 93.19%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	86,231,073	$1,916,917
Total asset allocation funds (cost: $1,885,280,000)		1,916,917
Short-term securities 6.57%
Government Cash Management Fund	135,125,280	135,125
Total short-term securities (cost: $135,125,000)		135,125
Total investment securities 99.76% (cost: $2,020,405,000)		2,052,042
Other assets less liabilities 0.24%		4,927
Net assets 100.00%		$2,056,969
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
INGEFPX-998-0215O-S42207	American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 147 of 147

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the investment portfolios (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund (seventeen of the portfolios constituting American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2014, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and investment portfolios (hereafter referred to as "financial statements") are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California

February 6, 2015

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in our internal control over financial reporting during the quarter ended December 31, 2014, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the American Funds Insurance Series’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Insurance Series’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: February 27, 2015

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: February 27, 2015